ANNUAL REPORT
================================================================================

                        COLLEGE RETIREMENT EQUITIES FUND



MONEY MARKET ACCOUNT                                     GLOBAL EQUITIES ACCOUNT
BOND MARKET ACCOUNT                                      GROWTH ACCOUNT
SOCIAL CHOICE ACCOUNT                                    EQUITY INDEX ACCOUNT

                          INFLATION-LINKED BOND ACCOUNT

                          AUDITED FINANCIAL STATEMENTS
                                    INCLUDING
                            STATEMENTS OF INVESTMENTS
                                DECEMBER 31, 1997










--------------------------------------------------------------------------------
    As required by the Investment Company Act of 1940, CREF provides its participants with this year-end annual report of the financial condition and portfolio holdings of the Money Market, Bond Market, Social Choice, Global Equities, Growth, Equity Index and Inflation-Linked Bond Accounts. CREF also provides an annual report to participants in the Stock Account. Semi-annual reports are also provided each year toward the end of August.
--------------------------------------------------------------------------------


                                                                     [CREF LOGO]

                        COLLEGE RETIREMENT EQUITIES FUND



MONEY MARKET ACCOUNT                                     GLOBAL EQUITIES ACCOUNT
BOND MARKET ACCOUNT                                      GROWTH ACCOUNT
SOCIAL CHOICE ACCOUNT                                    EQUITY INDEX ACCOUNT
                         INFLATION-LINKED BOND ACCOUNT
                      INDEX TO AUDITED FINANCIAL STATEMENTS

                                DECEMBER 31, 1997

--------------------------------------------------------------------------------

                                                                         PAGE
                                                                         ----
Report of Management Responsibility..................................      2
Report of Independent Auditors.......................................      3
Audited Financial Statements:
    Statements of Assets and Liabilities.............................      4
    Statements of Operations.........................................      6
    Statements of Changes in Net Assets..............................      8
    Notes to Financial Statements....................................     10
    Statements of Investments:
       Money Market Account..........................................     19
       Bond Market Account...........................................     22
       Social Choice Account.........................................     27
       Global Equities Account.......................................     37
       Growth Account................................................     59
       Equity Index Account..........................................     80
       Inflation-Linked Bond Account.................................    105
Participant Voting Results...........................................    106

[CREF LOGO]

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                       REPORT OF MANAGEMENT RESPONSIBILITY



To the Participants of
  College Retirement Equities Fund:

The accompanying financial statements of the Money Market, Bond Market, Social Choice, Global Equities, Growth, Equity Index and Inflation-Linked Bond Accounts of College Retirement Equities Fund ("CREF") are the responsibility of management. They have been prepared in accordance with generally accepted accounting principles and have been presented fairly and objectively in accordance with such principles.

CREF has established and maintains a strong system of internal controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management's authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, CREF's internal audit personnel provide a continuing review of the internal controls and operations of the CREF Accounts, and the internal Auditor regularly reports to the Audit Committee of the CREF Board of Trustees.

The accompanying financial statements for 1997 have been audited by the independent auditing firm of Ernst & Young LLP. The independent auditors' report, which appears on the following page, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of the CREF Board of Trustees, consisting of trustees who are not officers of CREF, meets regularly with management, representatives of Ernst & Young LLP and internal auditing personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual audit of the financial statements of all the CREF Accounts, the New York State Insurance Department, other state insurance departments and the Securities and Exchange Commission regularly examine the financial statements of the CREF Accounts as part of their periodic corporate examinations.



                                                --------------------------------
                                                    Chairman, President and
                                                    Chief Executive Officer


                                                --------------------------------
                                                    Executive Vice President and
                                                    Principal Accounting Officer

ERNST & YOUNG LLP               787 Seventh Avenue            Phone 212-773-3000
                                New York, New York 10019



                         REPORT OF INDEPENDENT AUDITORS


To the Participants and Board of Trustees of College Retirement Equities Fund:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the Money Market, Bond Market, Social Choice, Global Equities, Growth, Equity Index and Inflation-Linked Bond Accounts of College Retirement Equities Fund ("CREF") as of December 31, 1997, and the related statements of operations and changes in net assets of the Money Market, Bond Market, Social Choice, Global Equities, Growth and Equity Index Accounts for the year then ended and the related statements of operations and changes in net assets of the Inflation-Linked Bond Account for the period January 13, 1997 (date established) to December 31, 1997. These financial statements are the responsibility of CREF's management. Our responsibility is to express an opinion on these financial statements based on our audits. The statements of changes in net assets for the year ended December 31, 1996 and the condensed financial information for the year then ended and periods prior thereto were audited by other auditors whose report dated February 6, 1997 expressed an unqualified opinion on these statements and condensed financial information.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Money Market, Bond Market, Social Choice, Global Equities, Growth, Equity Index and Inflation-Linked Bond Accounts of CREF at December 31, 1997, and the results of their operations and changes in their net assets for the above stated periods in conformity with generally accepted accounting principles.



                                                           /s/ ERNST & YOUNG LLP
                                                           ---------------------


February 6, 1998

       Ernst & Young LLP is a member of Ernst & Young International, Inc.

COLLEGE RETIREMENT EQUITIES FUND

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 1997

(AMOUNTS IN THOUSANDS, EXCEPT PER ACCUMULATION UNIT AMOUNTS)


                                                                                             MONEY MARKET             BOND MARKET
                                                                                                ACCOUNT                 ACCOUNT
                                                                                            --------------         ---------------
   ASSETS
     Portfolio investments, at cost.................................................            $4,182,428              $1,666,549
     Net unrealized appreciation (depreciation) of portfolio investments............                (1,040)                 20,551
                                                                                                ----------              ----------
     Portfolio investments, at value................................................             4,181,388               1,687,100
     Cash...........................................................................                 1,039                   1,823
     Dividends and interest receivable..............................................                18,079                  17,118
     Receivable from securities transactions........................................                   471                 167,994
     Amounts due from TIAA..........................................................                   479                   1,170
                                                                                                ---------               ----------
                                                                        TOTAL ASSETS             4,201,456               1,875,205
                                                                                                ----------              ----------
   LIABILITIES
     Amounts due banks..............................................................                    --                      --
     Deposits for securities loaned--Note 4.........................................                    --                      --
     Payable for securities transactions............................................                    --                 334,840
                                                                                                ----------              ----------
                                                                   TOTAL LIABILITIES                    --                 334,840
                                                                                                ----------              ----------
   NET ASSETS
     Accumulation Fund..............................................................             4,056,700               1,526,188
     Annuity Fund...................................................................               144,756                  14,177
                                                                                                ----------              ----------
                                                                    TOTAL NET ASSETS            $4,201,456              $1,540,365
                                                                                                ==========              ==========
   THOUSANDS OF ACCUMULATION UNITS OUTSTANDING--Notes 5 and 6.......................               233,116                  31,654
                                                                                                   =======                  ======
   NET ASSET VALUE, PER ACCUMULATION UNIT--Note 5...................................                $17.40                  $48.21
                                                                                                    ======                  ======


See notes to financial statements.


         SOCIAL CHOICE      GLOBAL EQUITIES   GROWTH       EQUITY INDEX   INFLATION-LINKED
            ACCOUNT             ACCOUNT       ACCOUNT        ACCOUNT        BOND ACCOUNT
         -------------      ---------------  ----------     ----------      ------------

         $ 1,756,844         $4,855,836      $3,825,057     $1,583,659          $93,524
             669,548            728,975         854,472        469,726              201
         -----------         ----------      ----------     ----------          -------
           2,426,392          5,584,811       4,679,529      2,053,385           93,725
                 321             17,576             854            118               --
              14,002              5,337           4,775          2,711            1,562
             123,368             14,549          11,560             --              510
               2,831              4,640           4,949          2,161              127
         -----------         ----------      ----------     ----------          -------
           2,566,914          5,626,913       4,701,667      2,058,375           95,924
         -----------         ----------      ----------     ----------          -------

                  --                 --             --              --              344
                  --            348,248             --              --               --
             248,926             11,995          10,704         15,669               --
         -----------         ----------      ----------     ----------          -------
             248,926            360,243          10,704         15,669              344
         -----------         ----------      ----------     ----------          -------

           2,230,926          5,076,415       4,573,356      1,987,387           94,706
              87,062            190,255         117,607         55,319              874
         -----------         ----------      ----------     ----------          -------
         $ 2,317,988         $5,266,670      $4,690,963     $2,042,706          $95,580
         ===========         ==========      ==========     ==========          =======
              30,554             84,645          80,370         35,368            3,626
               =====             ======          ======         ======            =====
              $73.02             $59.97          $56.90         $56.19           $26.12
              ======             ======          ======         ======           ======

COLLEGE RETIREMENT EQUITIES FUND

STATEMENTS OF OPERATIONS

(AMOUNTS IN THOUSANDS)
                                                                                        MONEY MARKET                   BOND MARKET
                                                                                           ACCOUNT                       ACCOUNT
                                                                                        ------------                  -------------

                                                                                                 YEAR ENDED DECEMBER 31, 1997
                                                                                        --------------------------------------------
   INVESTMENT INCOME
   Income:
     Interest.......................................................................    $    225,939                    $     78,222
     Dividends......................................................................              --                             432
                                                                                        ------------                    ------------
                                                                        TOTAL INCOME         225,939                          78,654
                                                                                        ------------                    ------------
   Expenses--Note 3:
     Investment.....................................................................           1,884                             796
     Operating......................................................................           9,042                           2,628
                                                                                        ------------                    ------------
                                                                      TOTAL EXPENSES          10,926                           3,424
                                                                                        ------------                    ------------
                                                              INVESTMENT INCOME--NET         215,013                          75,230
                                                                                        ------------                    ------------
   REALIZED AND UNREALIZED GAIN ON TOTAL  INVESTMENTS--Note  4 Net realized gain
     (loss) on:
       Portfolio investments........................................................             (17)                         15,277
       Futures transactions.........................................................              --                              --
       Foreign currency transactions................................................              --                              --
                                                                                        ------------                    ------------
                                                            Net realized gain (loss)             (17)                         15,277
                                                                                        ------------                    ------------
     Net change in unrealized appreciation (depreciation) on:
       Portfolio investments........................................................             232                          19,390
       Futures transactions.........................................................              --                              --
       Translation of assets (other than portfolio investments)
         and liabilities denominated in foreign currencies..........................              --                              --
                                                                                        ------------                    ------------
                                Net change in unrealized appreciation (depreciation)             232                          19,390
                                                                                        ------------                    ------------
                               NET REALIZED AND UNREALIZED GAIN ON TOTAL INVESTMENTS             215                          34,667
                                                                                        ------------                    ------------
                                NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $    215,228                    $    109,897
                                                                                        ============                    ============


See notes to financial statements.


  SOCIAL CHOICE       GLOBAL EQUITIES              GROWTH                EQUITY INDEX          INFLATION-LINKED
     ACCOUNT              ACCOUNT                  ACCOUNT                 ACCOUNT               BOND ACCOUNT
  -------------       ---------------           -------------            -----------          --------------------
                                                                                                JANUARY 13, 1997
                                                                                                DATE ESTABLISHED)
                              YEAR ENDED DECEMBER 31, 1997                                    TO DECEMBER 31, 1997
   --------------------------------------------------------------------------------           --------------------

   $  51,664              $   9,773               $   8,556               $   1,103               $   2,755
      18,999                 67,513                  34,164                  24,212                      --
   ---------              ---------               ---------               ---------               ---------
      70,663                 77,286                  42,720                  25,315                   2,755
   ---------              ---------               ---------               ---------               ---------

       1,380                  7,653                   4,315                   1,121                      56
       4,317                 11,036                   8,231                   3,207                     124
   ---------              ---------               ---------               ---------               ---------
       5,697                 18,689                  12,546                   4,328                     180
   ---------              ---------               ---------               ---------               ---------
      64,966                 58,597                  30,174                  20,987                   2,575
   ---------              ---------               ---------               ---------               ---------


      34,533                573,598                 366,867                  26,768                     173
          --                (12,832)                  7,919                     446                      --
          --                   (431)                     (8)                     --                      --
   ---------              ---------               ---------               ---------               ---------
      34,533                560,335                 374,778                  27,214                     173
   ---------              ---------               ---------               ---------               ---------

     319,331                187,759                 438,521                 318,205                     201
          --                     --                    (806)                    (58)                     --

          --                   (492)                     (4)                     --                      --
   ---------              ---------               ---------               ---------               ---------
     319,331                187,267                 437,711                 318,147                     201
   ---------              ---------               ---------               ---------               ---------
     353,864                747,602                 812,489                 345,361                     374
   ---------              ---------               ---------               ---------               ---------
   $ 418,830              $ 806,199               $ 842,663               $ 366,348               $   2,949
   =========              =========               =========               =========               =========

COLLEGE RETIREMENT EQUITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)


                                                MONEY MARKET ACCOUNT          BOND MARKET ACCOUNT           SOCIAL CHOICE ACCOUNT
                                             --------------------------    --------------------------    --------------------------
                                              YEARS ENDED DECEMBER 31,      YEARS ENDED DECEMBER 31,      YEARS ENDED DECEMBER 31,
                                             --------------------------    --------------------------    --------------------------
                                                  1997          1996            1997           1996          1997            1996
                                                 ------        ------          ------         ------         ------         ------
FROM OPERATIONS
   Investment income--net ................   $   215,013    $   170,635    $    75,230    $    61,573    $    64,966    $    48,433
   Net realized gain (loss) on
      total investments ..................           (17)             4         15,277         (3,513)        34,533         11,910
   Net change in unrealized
      appreciation
      (depreciation) on total
      investments ........................           232           (876)        19,390        (28,782)       319,331        140,409
                                             -----------    -----------    -----------    -----------    -----------    -----------
                              NET INCREASE
                             IN NET ASSETS
                            RESULTING FROM
                                OPERATIONS       215,228        169,763        109,897         29,278        418,830        200,752
                                             -----------    -----------    -----------    -----------    -----------    -----------
FROM PARTICIPANT
   TRANSACTIONS
   Premiums ..............................       347,966        318,965        143,544        132,033        280,886        228,714
                                             -----------    -----------    -----------    -----------    -----------    -----------
   Disbursements and transfers:
     Net transfers to (from)
        TIAA .............................       139,824         95,924         (5,786)        (1,718)        (7,155)        (5,238)
     Net transfers to (from)
        other CREF Accounts ..............      (344,269)      (392,761)      (320,553)       (30,526)       (75,436)        (5,021)
     Annuity payments ....................        20,937         17,725          3,572          2,012          6,924          4,694
     Withdrawals and
        repurchases ......................       267,929        179,855         33,351         23,480         32,003         22,311
     Death benefits ......................         7,030          5,126          2,725          1,215          1,132          1,299
                                             -----------    -----------    -----------    -----------    -----------    -----------
                       TOTAL DISBURSEMENTS
                        AND TRANSFERS, NET        91,451        (94,131)      (286,691)        (5,537)       (42,532)        18,045
                                             -----------    -----------    -----------    -----------    -----------    -----------
                              NET INCREASE
                             IN NET ASSETS
                            RESULTING FROM
                               PARTICIPANT
                              TRANSACTIONS       256,515        413,096        430,235        137,570        323,418        210,669
                                             -----------    -----------    -----------    -----------    -----------    -----------
                              NET INCREASE
                             IN NET ASSETS       471,743        582,859        540,132        166,848        742,248        411,421
NET ASSETS
   Beginning of period ...................     3,729,713      3,146,854      1,000,233        833,385      1,575,740      1,164,319
                                             -----------    -----------    -----------    -----------    -----------    -----------
   End of period .........................   $ 4,201,456    $ 3,729,713    $ 1,540,365    $ 1,000,233    $ 2,317,988    $ 1,575,740
                                             ===========    ===========    ===========    ===========    ===========    ===========




See notes to financial statements.


                                                                                                                 INFLATION-LINKED
       GLOBAL EQUITIES ACCOUNT                 GROWTH ACCOUNT                    EQUITY INDEX ACCOUNT              BOND ACCOUNT
    -----------------------------       -----------------------------       ----------------------------      --------------------
       YEARS ENDED DECEMBER 31,            YEARS ENDED DECEMBER 31,             YEARS ENDED DECEMBER 31,         JANUARY 13, 1997
    -----------------------------       -----------------------------       ----------------------------       (DATE ESTABLISHED)
         1997             1996               1997             1996               1997              1996       TO DECEMBER 31, 1997
        ------           ------             ------           ------             ------            ------      --------------------

    $    58,597       $    46,685       $    30,174       $    18,664       $    20,987       $    12,450       $     2,575

        560,335           357,716           374,778           111,570            27,214            10,324               173



        187,267           207,390           437,711           261,922           318,147           108,747               201
    -----------       -----------       -----------       -----------       -----------       -----------       -----------


        806,199           611,791           842,663           392,156           366,348           131,521             2,949
    -----------       -----------       -----------       -----------       -----------       -----------       -----------

        514,077           452,200           594,289           339,775           245,464           139,323            53,466
    -----------       -----------       -----------       -----------       -----------       -----------       -----------

         (9,063)          (22,447)         (110,601)          (48,596)          (62,402)          (30,323)             (450)

        144,157           (81,429)         (802,560)         (523,989)         (478,493)         (243,573)          (39,051)
         15,870            11,896             9,909             4,727             4,618             2,225               100

         88,942            57,495            67,977            34,267            26,448            11,191               236
          6,877             4,094             2,159             1,057               860               277                --
    -----------       -----------       -----------       -----------       -----------       -----------       -----------

        246,783           (30,391)         (833,116)         (532,534)         (508,969)         (260,203)          (39,165)
    -----------       -----------       -----------       -----------       -----------       -----------       -----------




        267,294           482,591         1,427,405           872,309           754,433           399,526            92,631
    -----------       -----------       -----------       -----------       -----------       -----------       -----------

      1,073,493         1,094,382         2,270,068         1,264,465         1,120,781           531,047            95,580

      4,193,177         3,098,795         2,420,895         1,156,430           921,925           390,878                --
    -----------       -----------       -----------       -----------       -----------       -----------       -----------
    $ 5,266,670       $ 4,193,177       $ 4,690,963       $ 2,420,895       $ 2,042,706       $   921,925       $    95,580
    ===========       ===========       ===========       ===========       ===========       ===========       ===========

                        COLLEGE RETIREMENT EQUITIES FUND

                          NOTES TO FINANCIAL STATEMENTS


NOTE 1--ORGANIZATION

College Retirement Equities Fund ("CREF") was formed to aid and strengthen nonprofit educational and research organizations by providing their employees with variable retirement benefits.

CREF is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end, diversified management investment company. It consists of eight investment portfolios ("Accounts"). The accompanying financial statements are those of the Money Market Account, which invests in money market instruments; the Bond Market Account, which invests in a broad range of fixed-income securities; the Social Choice Account, which invests in a diversified portfolio of equity and fixed-income securities while giving special consideration to certain social criteria; the Global Equities Account, which invests in equity securities of foreign and domestic companies; the Growth Account, which invests in a diversified portfolio of equity securities that present opportunities for growth; the Equity Index Account, which invests in a diversified portfolio of equity securities selected to track the overall United States stock market; and the Inflation-Linked Bond Account, which invests primarily in inflation-indexed bonds. The eighth investment portfolio of CREF, the Stock Account, which invests primarily in equity securities, is not included in these financial statements.

The Inflation-Linked Bond Account was established on January 13, 1997 with a $50,000,000 investment by Teachers Insurance and Annuity Association of America ("TIAA"), a companion organization, which purchased 2,000,000 Accumulation Units at the established $25.00 initial Accumulation Unit Value. On May 1, 1997, the Inflation-Linked Bond Account was registered with the Commission under the Securities Act of 1933 and the Investment Company Act of 1940 as an additional series of CREF. On May 1, 1997, CREF began to offer Accumulation Units of the Inflation-Linked Bond Account to participants other than TIAA. TIAA's Accumulation Units share in the pro rata investment experience and are subject to the same valuation procedures and expense deductions as all other Accumulation Units in the Account. At December 31, 1997, TIAA's investment in the Inflation-Linked Bond Account remained at 2,000,000 Accumulation Units, with a total value of $52,236,800.

TIAA-CREF Investment Management, Inc. ("Investment Management"), a subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment advisory services for the CREF Accounts pursuant to an Investment
Management Services Agreement with CREF. Investment Management was converted into a limited liability corporation effective January 1, 1998. TIAA-CREF Individual & Institutional Services, Inc. ("Services"), a subsidiary of TIAA, which is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc., provides administrative services for the CREF Accounts and performs distribution functions for CREF's certificates pursuant to a Principal Underwriting and Administrative Services Agreement with CREF.


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Accounts, which are in conformity with generally accepted accounting principles.

VALUATION OF INVESTMENTS: Securities listed or traded on any United States national securities exchange are valued at the last sales price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the NASDAQ National Market System are valued at the last sales price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Short-term money market instruments are stated at market value or amortized cost, which approximates market value. Foreign investments are valued at the closing price in the principal market where they are traded; local currencies are converted into U.S. dollars as described below under Foreign Currency Transactions and Translation. Stock index futures and options which are traded on commodities exchanges are valued at the last sale price as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Finance Committee of the Board of Trustees and in accordance with the responsibilities of the Board as a whole.

                        COLLEGE RETIREMENT EQUITIES FUND

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES-(CONTINUED)

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Interest income is recorded as earned and, for short-term money market instruments, includes accrual of discount and amortization of premium. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon as the Accounts are informed of the ex-dividend date. Realized gains and losses on security transactions are accounted for on the average cost basis.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION: Foreign investments, bank deposits and forward foreign currency contracts are valued in U.S. dollars, based on the exchange rate at the end of the period. Investments traded in foreign currencies are translated at exchange rates prevailing on the respective dates traded. Income is translated at approximate rates prevailing when earned. Asset and liability accounts that are denominated in a foreign currency are translated at the prevailing exchange rate at the end of the period. The cumulative impact of changes in foreign exchange rates on portfolio investments sold during the period is reflected in the net realized gain (loss) on portfolio investments. The cumulative impact of changes in foreign exchange rates on portfolio investments held at the end of the period is reflected in the net change in unrealized appreciation (depreciation) on portfolio investments. Currency gains and losses arising from the settlement of forward foreign currency contracts, changes in exchange rates between the trade and settlement dates of portfolio investment transactions, and changes in exchange rates between the accrual and receipt dates for dividend and interest income are recorded as net realized gains (losses) on foreign currency transactions. For assets other than portfolio investments and liabilities, changes in foreign exchange rates are reflected in the net change in unrealized appreciation (depreciation) on translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies.

SECURITIES LENDING: The Accounts may lend portfolio securities to qualified institutions. Such loans are secured by collateral at least equal to 102% of the market value of the securities loaned for United States securities and 105% of the market value of securities loaned for foreign securities. An Account continues to receive income on the securities loaned and receives additional income from the lending transaction. Additionally, any change in the market value of the securities loaned is recognized by the Account. Although each transaction is collateralized, the Account would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

COVERED CALL OPTIONS WRITTEN: The Accounts write (sell) covered call options to provide protection against adverse movements in the price of securities in the portfolio. When an option is written, an amount equal to the premium received is recorded as a liability; the liability is adjusted on a daily basis to the current market price of the option written and an unrealized gain or loss is recorded. Premiums received from writing options which expire unexercised are recognized as realized gains from option transactions on the expiration date. Premiums received from writing options which are exercised are added to the proceeds from the sale of the underlying securities in recognizing the net realized gain or loss on portfolio investments. In writing options, it is assumed that the option may be exercised at any time prior to the expiration of an Account's obligation as a writer, and that in such circumstances the net proceeds of the sale of the underlying securities pursuant to the call option may be below the prevailing market value.

FUTURES CONTRACTS: The Accounts purchase futures contracts for the purpose of acquiring a position in a security or group of securities which the Accounts intend to purchase at a later date, or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. The Accounts sell futures contracts for the purpose of offsetting changes in market value while withdrawing from a specific market. A financial futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses from futures transactions by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading.

Variation margin payments are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period of the contract. The contractual amounts under futures contracts reflect the

                        COLLEGE RETIREMENT EQUITIES FUND

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES-(CONTINUED)


extent of an Account's exposure to off-balance sheet risk. The credit risk to such contracts is limited to the failure of the exchange or board of trade which acts as the counterparty to the Account's futures transactions.

FORWARD FOREIGN CURRENCY CONTRACTS: The Accounts may enter into forward foreign currency contracts to purchase or sell foreign currency to accommodate foreign investment transactions. Forward foreign currency contracts are "marked-to-market" at the end of each day's trading. Daily changes in the value of such contracts are reflected in the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies. When the contract is closed, payment is received or made and a realized gain or loss on foreign currency transactions is recognized, equal to the difference between the cost of the closing transaction and the basis in the contract. An Account may also enter into a forward foreign currency contract to offset an existing contract. Forward foreign currency contracts are entered into directly with a counterparty and an Account is exposed to the risk of default of such counterparty. The maximum potential loss from such risk is the aggregate face value in U.S. dollars at the time the contract is opened.
There is no daily margin requirement for such contracts.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS: The Accounts may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Accounts to the risk that the transaction may not be consummated.

RESTRICTED SECURITIES: Restricted securities held by the Accounts may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

FEDERAL INCOME TAXES: CREF is a nonprofit educational organization and, through December 31, 1997, was exempt from federal income taxation under the Internal Revenue Code ("Code"). Accordingly, CREF was not a "Regulated Investment Company" under Subchapter M of the Code and the net investment income and net realized capital gains of CREF's Accounts were not taxable to the organization. Any nonpension related income was subject to federal income taxation as unrelated business income; however, for the periods covered by these financial statements there was no such income.

Effective January 1, 1998, as a result of recent legislation, CREF will no longer be exempt from federal income tax under Section 501(a) of the Code.
Management believes that CREF should incur no material federal income tax liability as a result of this change since CREF expects that for tax purposes its Accumulation and Annuity Funds for participants will be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.


NOTE 3--MANAGEMENT AGREEMENTS

All services necessary for the operation of CREF's Accounts are provided, at cost, by Investment Management and Services. Such services are provided in accordance with an Investment Management Services Agreement between CREF and Investment Management, and in accordance with a Principal Underwriting and Administrative Services Agreement between CREF and Services (see Note 1). Investment Management and Services receive management fee payments from the CREF Accounts on a daily basis according to formulas established each year with the objective of keeping the management fees as close as possible to each Account's actual expenses. Any differences between actual expenses and the management fees are adjusted quarterly.

                        COLLEGE RETIREMENT EQUITIES FUND

NOTE 4--INVESTMENTS

At December 31, 1997, the value of Global Equities Account securities loaned was $570,496,231 and collateral received in connection therewith was comprised of cash of $348,248,066, letters of credit of $115,408,122 and United States government securities amounting to $131,642,476.

At December 31, 1997, net unrealized appreciation (depreciation) of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, were as follows:

                                                GROSS                GROSS          NET UNREALIZED
                                              UNREALIZED          UNREALIZED         APPRECIATION
                                            APPRECIATION OF    DEPRECIATION OF    (DEPRECIATION) OF
                                               PORTFOLIO          PORTFOLIO           PORTFOLIO
                                              INVESTMENTS        INVESTMENTS         INVESTMENTS
                                            ---------------    ---------------    -----------------
Money Market Account......................    $    115,245       $  1,155,568        $ (1,040,323)
Bond Market Account.......................      21,639,034          1,088,155          20,550,879
Social Choice Account.....................     681,150,876         11,603,022         669,547,854
Global Equities Account...................     990,455,515        261,480,546         728,974,969
Growth Account............................     946,938,531         92,466,113         854,472,418
Equity Index Account......................     508,660,381         38,934,618         469,725,763
Inflation-Linked Bond Account.............         304,486            103,341             201,145


At December 31, 1997, the Growth and Equity Index Accounts held 380 and 40 open futures contracts, respectively, in the Standard & Poor's 500 Index, expiring in March 1998, with an unrealized loss of $553,687 and $58,283, respectively.

                        COLLEGE RETIREMENT EQUITIES FUND

NOTE 4-INVESTMENTS-(CONCLUDED)


Companies in which any of the Accounts held 5% or more of the outstanding voting shares are defined as "affiliated" in the Investment Company Act of 1940. At December 31, 1997, the total value of the Global Equities Account's investments in affiliated companies was $277,509,038. For the year ended December 31, 1997, total dividend income and net realized loss relating to such investments of the Global Equities Account were $4,655,610 and $6,738,577, respectively. For the periods and CREF Accounts covered by these financial statements, there were no other investments in affiliated companies.

Purchases and sales of portfolio securities, other than short-term money market instruments, for the Bond Market, Social Choice, Global Equities, Growth and Equity Index Accounts, for the year ended December 31, 1997 and for the Inflation-Linked Bond Account for the period January 13, 1997 (date established) to December 31, 1997, were as follows:

                                                            BOND MARKET       SOCIAL CHOICE      GLOBAL EQUITIES
                                                              ACCOUNT            ACCOUNT             ACCOUNT
                                                            -----------        -----------         -----------
Purchases:
  Unaffiliated issuers..........................          $4,976,520,065     $2,126,161,955      $4,963,579,210
  Affiliated issuers............................                      --                 --          64,566,933
                                                          --------------     --------------      --------------
                                 TOTAL PURCHASES          $4,976,520,065     $2,126,161,955      $5,028,146,143
                                                          ==============     ==============      ==============
Sales:
  Unaffiliated issuers..........................          $4,514,715,691     $1,747,680,411      $4,599,226,921
  Affiliated issuers............................                      --                 --          57,909,515
                                                          --------------     --------------      --------------
                                     TOTAL SALES          $4,514,715,691     $1,747,680,411      $4,657,136,436
                                                          ==============     ==============      ==============

                                                               GROWTH          EQUITY INDEX      INFLATION-LINKED
                                                              ACCOUNT             ACCOUNT          BOND ACCOUNT
                                                            ------------        -----------        ------------
Purchases:
  Unaffiliated issuers..........................          $3,250,381,252       $801,423,785        $129,756,031
  Affiliated issuers............................                      --                 --                  --
                                                          --------------       ------------        ------------
                                 TOTAL PURCHASES          $3,250,381,252       $801,423,785        $129,756,031
                                                          ==============       ============        ============
Sales:
  Unaffiliated issuers..........................          $1,862,978,512       $ 49,503,427        $ 36,403,953
  Affiliated issuers............................                      --                 --                  --
                                                          --------------       ------------        ------------
                                     TOTAL SALES          $1,862,978,512       $ 49,503,427        $ 36,403,953
                                                          ==============       ============        ============


                                        COLLEGE RETIREMENT EQUITIES FUND
                                   NOTES TO FINANCIAL STATEMENTS-(CONTINUED)


NOTE 5--CONDENSED FINANCIAL INFORMATION

Selected condensed financial information for an Accumulation Unit of each Account is presented below.

                                                                         MONEY MARKET ACCOUNT
                                            ------------------------------------------------------------------------------
                                                                    FOR THE YEARS ENDED DECEMBER 31,
                                            ------------------------------------------------------------------------------
                                                 1997            1996            1995            1994              1993
                                               -------         -------          ------         -------            ------
Per Accumulation Unit Data:
  Investment income .....................   $       .953    $       .880     $       .910    $       .631     $       .464
  Expenses ..............................           .046            .049             .048            .041             .039
                                            ------------    ------------     ------------    ------------     ------------
  Investment income--net ................           .907            .831             .862            .590             .425
  Net realized and unrealized gain (loss)
    on total investments ................           .001           (.003)            .009           (.012)           (.002)
                                            ------------    ------------     ------------    ------------     ------------
    Net increase in
      Accumulation Unit Value ...........           .908            .828             .871            .578             .423
  Accumulation Unit Value:
    Beginning of year ...................         16.494          15.666           14.795          14.217           13.794
                                            ------------    ------------     ------------    ------------     ------------
    End of year .........................   $     17.402    $     16.494    $      15.666    $     14.795     $     14.217
                                            ============    ============    =============    ============     ============


Total return ............................          5.51%           5.28%            5.88%           4.07%            3.07%
Ratios to Average Net Assets:
  Expenses ..............................          0.27%           0.30%            0.32%           0.28%            0.27%
  Investment income--net ................          5.35%           5.16%            5.64%           4.03%            3.02%
Portfolio turnover rate .................            n/a             n/a              n/a             n/a              n/a
Thousands of Accumulation Units
   outstanding at end of year ...........        233,116         218,292          193,181         183,135          174,073


                                                                          BOND MARKET ACCOUNT
                                            ------------------------------------------------------------------------------
                                                                    FOR THE YEARS ENDED DECEMBER 31,
                                            ------------------------------------------------------------------------------
                                                 1997           1996             1995            1994              1993
                                               -------        --------         --------        --------          --------
Per Accumulation Unit Data:
  Investment income .....................   $      3.081    $      3.039     $      2.863    $      2.502     $      2.348
  Expenses ..............................           .134            .126             .123            .108             .103
                                            ------------    ------------     ------------    ------------     ------------
  Investment income--net ................          2.947           2.913            2.740           2.394            2.245
  Net realized and unrealized gain (loss)
    on total investments ................          1.266          (1.600)           3.722          (3.897)           1.606
                                            ------------    ------------     ------------    ------------     ------------
    Net increase (decrease) in
      Accumulation Unit Value ...........          4.213           1.313            6.462          (1.503)           3.851
  Accumulation Unit Value:
    Beginning of year ...................         44.002          42.689           36.227          37.730           33.879
                                            ------------    ------------     ------------    ------------     ------------
    End of year .........................   $     48.215    $     44.002     $     42.689    $     36.227     $     37.730
                                            ============    ============     ============    ============     ============

Total return ............................          9.57%           3.08%           17.84%          (3.98%)          11.37%
Ratios to Average Net Assets:
  Expenses ..............................          0.29%           0.30%            0.31%           0.29%            0.28%
  Investment income--net ................          6.44%           6.86%            6.93%           6.54%            6.18%
Portfolio turnover rate .................        398.77%         145.27%          185.11%         161.46%          139.55%
Thousands of Accumulation Units
  outstanding at end of year ............         31,654          22,611           19,522          14,939           14,698


                                                 COLLEGE RETIREMENT EQUITIES FUND
                                              NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

NOTE 5--CONDENSED FINANCIAL INFORMATION--(CONTINUED)

                                                                               SOCIAL CHOICE ACCOUNT
                                                 --------------------------------------------------------------------------------
                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                 --------------------------------------------------------------------------------
                                                       1997              1996             1995             1994             1993
                                                     -------           -------          -------          -------          -------
Per Accumulation Unit Data:
  Investment income.............................     $ 2.396           $ 2.068          $ 1.832          $ 1.621          $ 1.452
  Expenses......................................        .193              .158             .144             .125             .117
                                                     -------           -------          -------          -------          -------
  Investment income--net........................       2.203             1.910            1.688            1.496            1.335
  Net realized and unrealized gain (loss)
    on total investments........................      12.223             5.968            9.863           (2.015)           2.082
                                                     -------           -------          -------          -------          -------
    Net increase (decrease) in
      Accumulation Unit Value...................      14.426             7.878           11.551            (.519)           3.417
  Accumulation Unit Value:
    Beginning of year...........................      58.590            50.712           39.161           39.680           36.263
                                                     -------           -------          -------          -------          -------
    End of year.................................     $73.016           $58.590          $50.712          $39.161          $39.680
                                                     =======           =======          =======          =======          =======

Total return....................................      24.62%            15.53%           29.49%           (1.31%)           9.42%
Ratios to Average Net Assets:
  Expenses......................................       0.30%             0.30%            0.32%            0.32%            0.31%
  Investment income--net........................       3.37%             3.58%            3.75%            3.80%            3.52%
Portfolio turnover rate.........................      91.87%            40.93%           52.65%           49.06%           39.85%
Thousands of Accumulation Units
  outstanding at end of year....................      30,554            25,841           22,196           18,302           16,790

                                                                                GLOBAL EQUITIES ACCOUNT
                                                 --------------------------------------------------------------------------------
                                                                             FOR THE YEARS ENDED DECEMBER 31,
                                                 --------------------------------------------------------------------------------
                                                       1997              1996             1995             1994             1993
                                                     -------           -------          -------          -------          -------
Per Accumulation Unit Data:
  Investment income.............................      $ .848            $ .751           $ .727           $ .687          $  .487
  Expenses......................................        .205              .167             .157             .134             .103
                                                     -------           -------          -------          -------          -------
  Investment income--net........................        .643              .584             .570             .553             .384
  Net realized and unrealized gain (loss)
    on total investments........................       8.650             7.138            6.618            (.719)           9.021
   -------                                           -------           -------          -------          -------          -------
    Net increase (decrease) in
       Accumulation Unit Value..................       9.293             7.722            7.188            (.166)           9.405
  Accumulation Unit Value:
    Beginning of year...........................      50.680            42.958           35.770           35.936           26.531
                                                     -------           -------          -------          -------          -------
    End of year.................................     $59.973           $50.680          $42.958          $35.770          $35.936
                                                     =======           =======          =======          =======          =======

Total return....................................      18.34%            17.98%           20.09%           (0.46%)          35.45%
Ratios to Average Net Assets:
  Expenses......................................       0.38%             0.37%            0.40%            0.41%            0.45%
  Investment income--net........................       1.19%             1.28%            1.47%            1.71%            1.67%
Portfolio turnover rate.........................      98.70%            88.84%           67.50%           51.63%           16.75%
Thousands of Accumulation Units
  outstanding at end of year....................      84,645            80,016           70,163           70,700           36,796



                                                  COLLEGE RETIREMENT EQUITIES FUND
                                              NOTES TO FINANCIAL STATEMENTS-(CONTINUED)

NOTE 5--CONDENSED FINANCIAL INFORMATION--(CONCLUDED)
                                                                                     GROWTH ACCOUNT
                                                            ---------------------------------------------------------------------
                                                                                                                  APRIL 4, 1994
                                                                                                                (DATE ESTABLISHED)
                                                                   FOR THE YEARS ENDED DECEMBER 31,              TO DECEMBER 31,
                                                            --------------------------------------------
                                                               1997            1996               1995                1994(1)
                                                            ---------        ---------         ---------            -----------
Per Accumulation Unit Data:
  Investment income....................................       $  .527          $  .484           $  .417              $  .398
  Expenses.............................................          .155             .119              .114                 .084
                                                              -------          -------           -------              -------
  Investment income--net...............................          .372             .365              .303                 .314
  Net realized and unrealized gain
    on total investments...............................        12.219            8.638             8.891                 .802
                                                              -------          -------           -------              -------
    Net increase in
       Accumulation Unit Value.........................        12.591            9.003             9.194                1.116
  Accumulation Unit Value:
    Beginning of period ...............................        44.313           35.310            26.116               25.000
                                                              -------          -------           -------              -------
    End of period......................................       $56.904          $44.313           $35.310              $26.116
                                                              =======          =======           =======              =======

Total return...........................................        28.41%           25.50%            35.20%                4.46%
Ratios to Average Net Assets:
  Expenses.............................................         0.34%            0.35%             0.43%                0.33%
  Investment income--net...............................        0.82%            1.07%             1.13%                1.21%
Portfolio turnover rate................................        53.27%           38.51%            24.42%               12.29%
Thousands of Accumulation Units
  outstanding at end of period.........................        80,370           53,201            32,375               10,446

                                                                                                                   INFLATION-LINKED
                                                                           EQUITY INDEX ACCOUNT                      BOND ACCOUNT
                                                      ----------------------------------------------------------      ------------
                                                                                                  APRIL 4, 1994       JANUARY 13,
                                                                                                (DATE ESTABLISHED)     1997 (DATE
                                                          FOR THE YEARS ENDED DECEMBER 31,              TO            ESTABLISHED
                                                      -------------------------------------       DECEMBER 31,      TO DECEMBER 31,
                                                        1997           1996            1995           1994(1)           1997(1)
                                                      -------        -------         -------         -------            -------
Per Accumulation Unit Data:
  Investment income.............................      $  .826        $  .773         $  .755         $  .552           $ 1.031
  Expenses......................................         .141           .106            .100            .072              .067
                                                      -------        -------         -------         -------           -------
  Investment income-net.........................         .685           .667            .655            .480              .964
  Net realized and unrealized gain
    on total investments........................       12.672          6.936           8.703            .393              .154
                                                      -------        -------         -------         -------           -------
    Net increase in Accumulation
      Unit Value................................       13.357          7.603           9.358            .873             1.118
  Accumulation Unit Value:
    Beginning of period ........................       42.834         35.231          25.873          25.000            25.000
                                                      -------        -------         -------         -------           -------
    End of period...............................      $56.191        $42.834         $35.231         $25.873           $26.118
                                                      =======        =======         =======         =======           =======

Total return....................................       31.18%         21.58%          36.17%           3.49%             4.47%
Ratios to Average Net Assets:
  Expenses......................................        0.30%          0.30%           0.34%           0.27%             0.25%
  Investment income--net........................        1.47%          1.87%           2.22%           1.83%             3.60%
Portfolio turnover rate.........................        3.50%          7.85%           8.31%           1.33%            63.56%
Thousands of Accumulation Units
  outstanding at end of period..................       35,368         20,725          10,911           2,716             3,626

(1) The percentages shown for this period are not annualized.


                                                  COLLEGE RETIREMENT EQUITIES FUND
                                              NOTES TO FINANCIAL STATEMENTS-(CONTINUED)

NOTE 6--ACCUMULATION UNITS

Changes in the number of Accumulation Units outstanding were as follows:

                                             MONEY MARKET ACCOUNT            BOND MARKET ACCOUNT           SOCIAL CHOICE ACCOUNT
                                         ----------------------------    ---------------------------    ---------------------------
                                           YEARS ENDED DECEMBER 31,       YEARS ENDED DECEMBER 31,        YEARS ENDED DECEMBER 31,
                                         ----------------------------    ---------------------------    ---------------------------
                                             1997             1996           1997             1996          1997           1996
                                         ----------       -----------    ----------       ----------    ----------      -----------

Accumulation Units:
  Credited for premiums............       20,510,609       19,834,908     3,137,486        3,106,394     4,236,125       4,247,359
  Credited (cancelled) for
    transfers, disbursements and
    amounts applied to the
    Annuity Fund...................       (5,686,721)       5,275,300     5,905,434          (17,727)      476,429        (601,590)
  Outstanding:
    Beginning of year..............      218,291,636      193,181,428    22,611,134       19,522,467    25,841,336      22,195,567
                                         -----------      -----------    ----------       ----------    ----------      ----------
    End of year....................      233,115,524      218,291,636    31,654,054       22,611,134    30,553,890      25,841,336
                                         ===========      ===========    ==========       ==========    ==========      ==========


                                           GLOBAL EQUITIES ACCOUNT             GROWTH ACCOUNT               EQUITY INDEX ACCOUNT
                                         ----------------------------    ---------------------------    --------------------------
                                           YEARS ENDED DECEMBER 31,       YEARS ENDED DECEMBER 31,        YEARS ENDED DECEMBER 31,
                                         ----------------------------    ---------------------------    --------------------------
                                             1997             1996          1997             1996          1997            1996
                                         -----------       ----------    ----------       ----------    ----------       ---------
Accumulation Units:
  Credited for premiums............        9,103,302        9,768,800    11,408,929        8,540,579     4,863,305       3,588,285
  Credited (cancelled) for
    transfers, disbursements and
    amounts applied to the
    Annuity Fund...................       (4,474,351)          84,205    15,760,341       12,284,736     9,780,337       6,225,770
  Outstanding:
    Beginning of year..............       80,015,913       70,162,908    53,200,553       32,375,238    20,724,711      10,910,656
                                         -----------       ----------    ----------       ----------    ----------      ----------
    End of year....................       84,644,864       80,015,913    80,369,823       53,200,553    35,368,353      20,724,711
                                         ===========       ==========    ==========       ==========    ==========      ==========


                                     INFLATION-LINKED
                                       BOND ACCOUNT
                                   --------------------
                                     JANUARY 13, 1997
                                    (DATE ESTABLISHED)
                                   TO DECEMBER 31, 1997
                                   --------------------
Accumulation Units:
  Credited for premiums............        2,133,619
  Credited for transfers,
    disbursements and
    amounts applied to the
    Annuity Fund...................        1,492,416
  Outstanding:
    Beginning of period............               --
                                           ---------
    End of period..................        3,626,035
                                           =========

NOTE 7--LINE OF CREDIT

The Stock, Social Choice, Global Equities, Growth, Equity Index and Inflation-Linked Bond Accounts share in a $2 billion unsecured revolving credit facility for temporary or emergency purposes, including, without limitation, the funding of participant redemptions that otherwise might require the untimely disposition of securities. An annual commitment fee is charged for this facility, which is allocated among the participating Accounts. Interest associated with any borrowing under the credit facility will be charged to the participating Accounts at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the year ended December 31, 1997, there were no borrowings under the line of credit.

                        COLLEGE RETIREMENT EQUITIES FUND
                 STATEMENT OF INVESTMENTS-MONEY MARKET ACCOUNT
                               DECEMBER 31, 1997


                               SUMMARY BY INDUSTRY
                                     (000)
                                                        VALUE        %
                                                     ----------    -----

SHORT TERM INVESTMENTS
   BANK NOTES ...............................      $     29,843     0.71%
   BANKERS ACCEPTANCES ......................           132,697     3.16
   CERTIFICATES OF DEPOSIT ..................           448,644    10.68
   COMMERCIAL PAPER .........................         2,676,200    63.70
   EURO CERTIFICATES OF DEPOSIT .............            24,990     0.59
   MEDIUM TERM BONDS ........................            56,514     1.35
   U.S. GOVERNMENT & AGENCIES ...............            74,484     1.77
   VARIABLE RATE NOTES ......................           738,016    17.56
                                                    -----------   ------
TOTAL SHORT TERM INVESTMENTS
  (COST $4,182,428) .........................         4,181,388    99.52
                                                    -----------   ------
TOTAL PORTFOLIO
  (COST $4,182,428) .........................         4,181,388    99.52
                                                    -----------   ------
    OTHER ASSETS & LIABILITIES, NET .........            20,068     0.48
                                                    -----------   ------
NET ASSETS ..................................       $ 4,201,456   100.00%
                                                    ===========   ======


                     --------------------------------------


                                                                   VALUE
   PRINCIPAL                                                       (000)
   ---------                                                   ------------
                SHORT TERM INVESTMENTS--99.52%
                   BANK NOTES--0.71%
                    FIRST UNION CORP
 $ 9,900,000          6.750%, 01/15/98 ......................  $      9,903
                    NATIONAL BANK OF DETROIT
   9,910,000          6.850%, 05/11/98 ......................         9,948
                    NATIONSBANK, NA
  10,000,000          5.830%, 12/29/98 ......................         9,992
                                                               ------------
                                                                     29,843
                                                               ------------
                   BANKERS ACCEPTANCES--3.16%
                    BANK OF MONTREAL
  13,900,000          5.520%, 01/28/98 ......................        13,838
  12,000,000          5.560%, 02/17/98 ......................        11,894
   9,000,000          5.550%, 04/13/98 ......................         8,835
   5,000,000          5.690%, 05/11/98 ......................         4,884
  10,000,000          5.690%, 06/05/98 ......................         9,725
                    CITIBANK, NA
   3,767,824          5.650%, 01/22/98 ......................         3,755
   2,800,000          5.580%, 04/21/98 ......................         2,752
   4,000,000          5.630%, 04/28/98 ......................         3,927
                    KEY BANK
   6,500,000          5.630%, 04/09/98 ......................         6,401
                    NATIONS BANK OF TEXAS
   5,000,000          5.530%, 01/06/98 ......................         4,996
   5,000,000          5.530%, 01/09/98 ......................         4,994
                    NATIONSBANK, NA
  20,000,000          5.720%, 02/03/98 ......................        19,895
                    RABOBANK
  10,000,000          5.670%, 02/23/98 ......................         9,900
                    ROYAL BANK OF CANADA
  15,100,193          5.630%, 05/27/98 ......................        14,709
                    TORONTO DOMINION
  12,500,000          5.680%, 06/09/98 ......................        12,192
                                                               ------------
                                                                    132,697
                                                               ------------
                   CERTIFICATES OF DEPOSIT--10.68%
                    BANK OF AMERICA
  30,000,000          5.670%, 01/30/98 ......................        29,996
                    BANK OF NOVA SCOTIA
  25,000,000          5.830%, 10/02/98 ......................        24,983
                    BANKERS TRUST CO OF NEW YORK

                                                                   VALUE
   PRINCIPAL                                                       (000)
   ---------                                                   ------------

 $ 9,000,000          5.900%, 08/10/98 .....................   $      8,997
                    BARCLAYS BANK, PLC
  15,000,000          5.895%, 10/22/98 .....................         14,999
                    CANADIAN IMPERIAL BANK OF COMMERCE
  10,000,000          5.970%, 03/19/98 .....................         10,000
  20,000,000          5.950%, 06/29/98 .....................         20,002
  10,000,000          5.940%, 10/23/98 .....................         10,003
                    COMMERZBANK
  25,000,000          5.810%, 03/04/98 ....................          24,993
                    CREDIT AGRICOLE
  10,000,000          6.000%, 12/09/98 ....................          10,013
                    DEUTSCHE BANK
  50,000,000          5.950%, 06/16/98 ....................          50,003
                    DRESDNER BANK
  15,000,000          5.760%, 07/31/98 ....................          14,986
                    MORGAN GUARANTY TRUST CO
  34,700,000          6.022%, 03/25/98 ....................          34,704
  10,000,000          5.870%, 08/06/98 ....................           9,995
                    NATIONAL WESTMINSTER BANK, PLC
  10,000,000          5.650%, 01/20/98 ....................           9,999
  15,000,000          5.790%, 07/28/98 ....................          14,989
                    RABOBANK
  25,000,000          5.700%, 05/12/98 ....................          24,993
                    REGIONS BANK (ALABAMA)
   6,000,000          5.650%, 01/30/98 ....................           5,999
  24,000,000          5.720%, 04/24/98 ....................          23,990
  20,000,000          6.000%, 06/25/98 ....................          20,007
                    ROYAL BANK OF CANADA
  25,000,000          5.770%, 01/27/98 ....................          24,995
                    SOCIETE GENERALE
  10,000,000          5.850%, 03/03/98 ....................           9,998
                    WESTDEUTSCHE LANDESBANK
  50,000,000          6.000%, 01/08/98 ....................          50,000
                                                               ------------
                                                                    448,644
                                                               ------------
                   COMMERCIAL PAPER--63.70%
                    AMERICAN HOME PRODUCTS
  17,000,000        ~ 5.730%, 03/04/98 ...................           16,826
  20,000,000        ~ 5.710%, 03/10/98 ...................           19,775
                    AMRO NORTH AMERICA FINANCE, INC
  25,000,000          5.730%, 03/10/98 ...................           24,719
  25,000,000          5.645%, 03/20/98 ...................           24,683
                    ASSET SECURITIZATION
                     COOPERATIVE CORP
  25,000,000        ~ 5.620%, 01/27/98 ...................           24,894
   6,000,000        ~ 5.700%, 01/27/98 ...................            5,975
  25,000,000        ~ 5.600%, 02/18/98 ...................           24,801
  11,694,000        ~ 5.670%, 02/20/98 ...................           11,597
  36,689,000        ~ 5.680%, 02/26/98 ...................           36,346
   6,000,000        ~ 5.710%, 03/17/98 ...................            5,927
                    ASSOCIATES CORP OF NORTH AMERICA
  30,000,000          5.550%, 01/13/98 ...................           29,942
  40,539,000          5.600%, 01/21/98 ...................           40,408
   5,000,000          5.610%, 01/23/98 ...................            4,982
                    ATLANTIC RICHFIELD CO
  50,000,000          5.750%, 01/29/98 ...................           49,776
                    B.B.V. FINANCE (DELAWARE), INC
  20,000,000          5.560%, 03/25/98 ...................           19,731


                       See notes to financial statements.

                                                                    VALUE
   PRINCIPAL                                                        (000)
   ---------                                                    ------------

                    COMMERCIAL PAPER--(CONTINUED)
 $10,000,000          5.580%, 05/01/98 ...................     $      9,808
                    BANKERS TRUST NEW YORK CORP
  20,000,000          5.550%, 01/09/98 ...................           19,974
  25,000,000          5.520%, 02/17/98 ...................           24,808
                    BELL ATLANTIC FINANCIAL SERVICES, INC
  18,804,000          5.780%, 01/20/98 ...................           18,747
  25,000,000          5.780%, 01/21/98 ...................           24,920
                    BETA FINANCE, INC
  15,000,000        ~ 5.510%, 01/30/98 ...................           14,929
  10,000,000        ~ 5.630%, 02/02/98 ...................            9,948
  19,500,000        ~ 5.530%, 02/17/98 ...................           19,350
  18,350,000        ~ 5.680%, 02/20/98 ...................           18,198
                    CADES
  22,000,000          5.550%, 04/16/98 ...................           21,629
  10,000,000          5.700%, 06/10/98 ...................            9,747
                    CANADIAN IMPERIAL HOLDINGS, INC
  20,000,000          5.670%, 01/14/98 ...................           19,958
  20,000,000          5.536%, 01/26/98 ...................           19,919
                    CATERPILLAR FINANCIAL SERVICES CORP
  15,000,000          5.800%, 02/05/98 ...................           14,915
  14,628,000          5.560%, 02/27/98 ...................           14,489
  25,000,000          5.520%, 04/29/98 ...................           24,527
                    CHRYSLER FINANCIAL CORP
  40,000,000          5.730%, 03/13/98 ...................           39,531
                    CIESCO LP
  42,839,000        ~ 5.680%, 01/20/98 ...................           42,707
  50,000,000        ~ 5.550%, 01/23/98 ...................           49,822
  25,000,000        ~ 5.600%, 02/10/98 ...................           24,837
   8,000,000        ~ 5.740%, 02/26/98 ...................            7,925
                    CIGNA CORP
   5,000,000          5.600%, 02/23/98 ...................            4,956
  20,000,000          5.570%, 02/24/98 ...................           19,822
  25,000,000          5.650%, 03/09/98 ...................           24,723
   6,000,000          5.730%, 03/12/98 ...................            5,931
   2,056,000          5.600%, 04/28/98 ...................            2,017
                    CIT GROUP HOLDINGS, INC
  38,000,000          5.550%, 01/26/98 ...................           37,845
  20,000,000          5.550%, 04/02/98 ...................           19,708
   9,960,000          5.580%, 04/24/98 ...................            9,780
   6,300,000          5.570%, 05/04/98 ...................            6,176
                    COLGATE--PALMOLIVE CO
  27,000,000        ~ 5.750%, 02/09/98 ...................           26,832
                    COMMERCIAL CREDIT CO
  50,000,000          5.600%, 01/22/98 ...................           49,830
  30,000,000          5.680%, 02/19/98 ...................           29,756
                    COOPER INDUSTRIES, INC
  45,740,000          6.350%, 01/05/98 ...................           45,708
  19,844,000          6.150%, 01/07/98 ...................           19,824
                    CORPORATE ASSET FUNDING CORP, INC
  12,000,000        ~ 5.600%, 01/30/98 ...................           11,944
  20,000,000        ~ 5.600%, 02/04/98 ...................           19,889
  27,582,000        ~ 5.750%, 02/26/98 ...................           27,325
  40,000,000        ~ 5.680%, 02/27/98 ...................           39,620
  25,000,000          5.720%, 03/09/98 ...................           24,723
                    DELAWARE FUNDING CORP
   8,000,000        ~ 5.550%, 01/16/98 ...................            7,981
  18,000,000        ~ 5.570%, 01/23/98 ...................           17,936
  25,251,000        ~ 5.720%, 01/26/98 ...................           25,148
   5,601,000        ~ 5.730%, 01/28/98 ...................            5,576
  11,233,000        ~ 5.700%, 02/12/98 ...................           11,156
  25,000,000        ~ 5.720%, 02/12/98 ...................           24,829
  25,439,000        ~ 5.700%, 03/20/98 ...................           25,117
                    DILLARD INVESTMENT CO, INC
   4,600,000        ~ 6.000%, 01/06/98 ...................            4,596


                                                                    VALUE
   PRINCIPAL                                                        (000)
   ---------                                                    ------------

 $19,529,000          5.700%, 01/21/98 ...................     $     19,466
                    ENTERPRISE FUNDING CORP
  15,000,000        ~ 5.660%, 01/05/98 ...................           14,991
  12,000,000        ~ 5.800%, 02/06/98 ...................           11,929
  13,673,000        ~ 5.770%, 02/18/98 ...................           13,564
                    FLORIDA POWER & LIGHT CO
   2,370,000          5.850%, 01/20/98 ...................            2,363
  27,198,000          5.850%, 01/28/98 ...................           27,079
  25,699,000          5.850%, 01/29/98 ...................           25,584
                    FORD MOTOR CREDIT CO
  17,280,000          5.710%, 01/05/98 ...................           17,269
  35,000,000          5.700%, 02/23/98 ...................           34,695
  35,000,000          5.700%, 02/24/98 ...................           34,689
  27,345,000          5.690%, 03/06/98 ...................           27,056
                    GENERAL ELECTRIC CAPITAL CORP
  30,000,000          5.590%, 02/27/98 ...................           29,715
  21,000,000          5.670%, 03/18/98 ...................           20,741
  25,000,000          5.500%, 06/30/98 ...................           24,284
                    GENERAL MOTORS ACCEPTANCE CORP
   7,000,000          5.550%, 04/13/98 ...................            6,885
                    GENERAL SIGNAL CORP
   5,100,000        ~ 6.000%, 01/13/98 ...................            5,090
   7,905,000        ~ 6.000%, 01/20/98 ...................            7,880
  10,000,000        ~ 6.200%, 01/22/98 ...................            9,964
                    GOLDMAN SACHS GROUP LP
  25,000,000          5.650%, 02/25/98 ...................           24,771
  34,000,000          5.720%, 03/04/98 ...................           33,651
  11,205,000          5.720%, 03/13/98 ...................           11,074
   7,033,000          5.700%, 04/17/98 ...................            6,913
  28,858,000          5.680%, 04/28/98 ...................           28,317
  20,000,000          5.650%, 06/08/98 ...................           19,500
                    HEINZ (H.J.) CO
  19,000,000          5.750%, 02/12/98 ...................           18,873
                    HOUSEHOLD FINANCE CORP
  10,900,000          5.550%, 02/06/98 ...................           10,836
  10,606,000          5.550%, 02/09/98 ...................           10,539
                    J.P. MORGAN & CO
   1,028,000          5.600%, 02/10/98 ...................            1,021
  30,000,000          5.730%, 02/10/98 ...................           29,805
  20,400,000          5.720%, 03/23/98 ...................           20,132
                    JOHN DEERE CAPITAL CORP
  13,535,000          5.600%, 02/02/98 ...................           13,465
                    MCCORMICK & CO, INC
  15,000,000          5.540%, 01/15/98 ...................           14,966
                    MCGRAW-HILL, INC
  18,100,000          5.565%, 02/10/98 ...................           17,982
                    MERRILL LYNCH & CO, INC
  21,000,000          5.760%, 03/02/98 ...................           20,791
  32,613,000          5.570%, 04/07/98 ...................           32,110
  15,000,000          5.560%, 05/04/98 ...................           14,704
   8,000,000          5.600%, 05/29/98 ...................            7,811
  11,000,000          5.570%, 07/31/98 ...................           10,628
                    MORGAN STANLEY DEAN WITTER
  40,000,000          5.540%, 01/14/98 ...................           39,916
  15,000,000          5.550%, 01/15/98 ...................           14,966
   7,000,000          5.570%, 01/22/98 ...................            6,976
  24,953,000          5.510%, 01/30/98 ...................           24,836
  25,000,000          5.690%, 02/20/98 ...................           24,793
                    NATIONAL FUEL GAS CO
  15,000,000          5.570%, 01/20/98 ...................           14,953
   9,000,000          5.720%, 02/05/98 ...................            8,948
  10,000,000          5.630%, 03/06/98 ...................            9,893
                    NATIONAL RURAL UTILITIES COOP FINANCE
  19,006,000          5.540%, 02/17/98 ...................           18,860
  10,000,000          5.650%, 03/12/98 ...................            9,884


                       See notes to financial statements.

                                                                    VALUE
   PRINCIPAL                                                        (000)
   ---------                                                    ------------
                    COMMERCIAL PAPER--(CONTINUED)
 $20,000,000          5.670%, 03/13/98 ...................     $     19,766
  10,000,000          5.650%, 03/24/98 ...................            9,867
  25,000,000          5.650%, 03/27/98 ...................           24,655
  24,602,000          5.700%, 04/06/98 ...................           24,227
  18,000,000          5.690%, 04/20/98 ...................           17,685
                    NATIONSBANK CORP
  25,000,000          5.550%, 01/21/98 ...................           24,919
  25,000,000          5.730%, 03/02/98 ...................           24,752
  25,000,000          5.730%, 03/11/98 ...................           24,715
                    PENNEY (J.C.) FUNDING CORP
  25,000,000          5.500%, 01/16/98 ...................           24,939
   8,555,000          5.590%, 02/03/98 ...................            8,509
                    PITNEY BOWES CREDIT CORP
  15,000,000          5.500%, 01/09/98 ...................           14,981
  20,000,000          5.510%, 01/12/98 ...................           19,964
                    SAINT PAUL CO
   8,625,000        ~ 5.580%, 02/04/98 ...................            8,577
                    SEARS ROEBUCK ACCEPTANCE CORP
   6,000,000          5.850%, 01/28/98 ...................            5,974
   8,617,000          5.600%, 01/29/98 ...................            8,578
  35,000,000          5.560%, 02/10/98 ...................           34,772
  20,000,000          5.720%, 02/19/98 ...................           19,837
   6,383,000          5.510%, 03/05/98 ...................            6,317
  25,000,000          5.700%, 03/23/98 ...................           24,671
                    SMITH BARNEY HOLDINGS
  40,000,000          5.690%, 03/05/98 ...................           39,583
                    SOUTHERN CALIFORNIA GAS CO
  21,600,000          5.500%, 01/09/98 ...................           21,572
   9,259,000          5.720%, 03/13/98 ...................            9,150
                    THE STANLEY WORKS
   6,000,000          5.660%, 02/18/98 ...................            5,952
                    UBS FINANCE (DELAWARE), INC
  20,000,000          6.400%, 01/06/98 ...................           19,982
                    XEROX CORP
   4,850,000          5.630%, 01/13/98 ...................            4,841
                    XEROX CREDIT CORP
  32,500,000          5.630%, 01/13/98 ...................           32,439
                                                               ------------
                                                                  2,676,200
                                                               ------------
                   EURO CERTIFICATES OF DEPOSIT--0.59%
                    CREDIT AGRICOLE
  25,000,000          5.690%, 02/20/98 ...................           24,990
                                                               ------------
                   MEDIUM TERM BONDS--1.35%
                    BETA FINANCE, INC
  10,000,000          6.355%, 05/05/98 ...................           10,018
  15,000,000          5.900%, 07/24/98 ...................           14,999
  15,000,000          6.000%, 10/09/98 ...................           15,000
                    CIT GROUP HOLDINGS, INC
   6,500,000          5.875%, 11/09/98 ...................            6,497
                    PEPSICO, INC
  10,000,000          6.125%, 01/15/98 ...................           10,000
                                                               ------------
                                                                     56,514
                                                               ------------
                   U.S. GOVERNMENT & AGENCIES--1.77%
                    FEDERAL NATIONAL MORTGAGE
                     ASSOCIATION (FNMA)
  50,000,000          5.450%, 01/28/98 ...................           49,789
  25,000,000          5.420%, 03/20/98 ...................           24,695
                                                               ------------
                                                                     74,484
                                                               ------------
                   VARIABLE RATE NOTES--17.56%
                    AMERICAN EXPRESS CENTURION BANK
  10,000,000          6.060%, 06/25/98 ...................           10,005
  30,000,000          5.940%, 12/15/98 ...................           30,000
  25,000,000          5.960%, 01/04/99 ...................           24,998
                    ASSOCIATES CORP OF NORTH AMERICA
  50,000,000          6.170%, 01/04/99 ...................           49,970

                                                                    VALUE
   PRINCIPAL                                                        (000)
   ---------                                                    ------------
                    BANC ONE, DAYTON, NA
 $55,000,000          5.570%, 02/05/98 ...................     $     54,997
                    BANKERS TRUST CO OF NEW YORK
   5,000,000          6.170%, 07/13/98 ...................            4,997
                    BANKERS TRUST NEW YORK CORP
  25,000,000          6.270%, 07/17/98 ...................           24,988
                    CATERPILLAR FINANCIAL SERVICES CORP
  14,000,000          5.856%, 03/20/98 ...................           13,996
                    CHRYSLER FINANCIAL CORP
  20,000,000          6.156%, 01/16/98 ...................           20,002
                    CORESTATES BANK
  25,000,000          5.937%, 12/30/98 ...................           25,000
                    CORESTATES BANK NA/PHILADELPHIA
                     NATIONAL BANK
   8,000,000          5.928%, 02/13/98 ...................            8,000
                    FCC NATIONAL BANK
  20,000,000          6.270%, 04/15/98 ...................           20,004
                    FIRST BANK SYSTEM
  25,000,000          5.880%, 04/10/98 ...................           24,993
                    FLEET FINANCIAL GROUP, INC
  30,500,000          5.975%, 05/14/98 ...................           30,524
                    FORD MOTOR CREDIT CO
   8,000,000          6.337%, 06/02/98 ...................            8,015
                    GENERAL ELECTRIC CAPITAL CORP
  25,000,000          5.693%, 04/14/98 ...................           24,998
                    GENERAL MOTORS ACCEPTANCE CORP
  18,000,000          6.128%, 02/02/98 ...................           18,018
  13,000,000          6.075%, 05/26/98 ...................           13,014
  23,500,000          5.786%, 09/21/98 ...................           23,488
                    HOUSEHOLD FINANCE CORP
  25,000,000          5.876%, 06/03/98 ...................           24,998
  25,000,000          6.030%, 09/15/98 ...................           25,003
                    JOHN DEERE CAPITAL CORP
   5,000,000          5.718%, 10/08/98 ...................            5,000
                    MERRILL LYNCH & CO, INC
  10,000,000          6.126%, 05/19/98 ...................           10,015
   5,000,000          6.370%, 05/20/98 ...................            5,007
  18,000,000          6.370%, 06/04/98 ...................           18,023
   5,000,000          6.210%, 06/12/98 ...................            4,997
                    MORGAN GUARANTY TRUST CO
  30,000,000          5.630%, 02/02/98 ...................           29,994
  15,000,000          5.615%, 02/19/98 ...................           14,995
                    MORGAN STANLEY DEAN WITTER
  10,000,000          6.000%, 08/17/98 ...................           10,001
                    NATIONS BANK OF TEXAS
  23,000,000          6.270%, 01/09/98 ...................           23,001
                    PNC BANK, NA
   5,000,000          6.020%, 09/25/98 ...................            5,000
                    SEARS ROEBUCK ACCEPTANCE CORP
  25,000,000          5.960%, 03/25/98 ...................           25,003
                    SOCIETE GENERALE
  13,000,000          6.160%, 01/15/98 ...................           12,998
  34,000,000          6.155%, 09/08/98 ...................           33,976
                    SOUTHTRUST
   5,000,000          5.920%, 05/11/98 ...................            5,000
  45,000,000          5.940%, 05/11/98 ...................           44,996
  10,000,000          5.968%, 09/17/98 ...................           10,002
                                                               ------------
                                                                    738,016
                                                               ------------
                  TOTAL SHORT TERM INVESTMENTS
                   (COST $4,182,428)...................           4,181,388
                                                               ------------
                  TOTAL PORTFOLIO
                   (COST $4,182,428)...................        $  4,181,388
                                                               ============
---------------
~ Commercial  Paper issued under the Private  Placement  exemption under Section
  4(2) of the Securities Act of 1933, as amended.

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
                  STATEMENT OF INVESTMENTS--BOND MARKET ACCOUNT
                                DECEMBER 31, 1997

                               SUMMARY BY INDUSTRY
                                      (000)

                                                        VALUE         %
                                                      ---------     ------

BONDS
  CORPORATE BONDS
   AIR TRANSPORTATION, SCHEDULED ...........         $   11,645     0.76 %
   ASSET BACKED ............................            129,346     8.39
   AUTOMOTIVE RENTALS, NO DRIVERS ..........              5,071     0.33
   BAKERY PRODUCTS .........................             10,016     0.65
   BUSINESS CREDIT INSTITUTIONS ............             45,406     2.94
   CABLE AND OTHER PAY TV SERVICES .........              9,477     0.62
   CIGARETTES ..............................              1,215     0.08
   COMBINATION UTILITY SERVICES ............              4,163     0.27
   COMMERCIAL BANKS ........................              5,230     0.34
   ELECTRIC SERVICES .......................             19,463     1.26
   FOREIGN BANKS, BRANCHES
    AND AGENCIES ...........................              4,054     0.27
   FUNERAL SERVICE AND CREMATORIES .........             13,026     0.85
   GAS PRODUCTION AND DISTRIBUTION .........              5,792     0.38
   GOLD AND SILVER ORES ....................              4,622     0.30
   GRAIN MILL PRODUCTS .....................              9,087     0.59
   HOSPITALS ...............................             10,035     0.65
   INSURANCE CARRIERS ......................             15,504     1.01
   MISCELLANEOUS INVESTING .................             33,216     2.15
   MISCELLANEOUS PUBLISHING ................              7,636     0.50
   MORTGAGE BANKERS AND BROKERS ............             10,168     0.66
   MOTOR VEHICLES AND EQUIPMENT ............              8,503     0.55
   NEWSPAPERS ..............................             11,116     0.72
   OIL AND GAS EXTRACTION ..................              5,319     0.35
   PERSONAL CREDIT INSTITUTIONS ............              8,002     0.52
   PETROLEUM REFINING ......................              3,015     0.20
   SAVINGS INSTITUTIONS ....................             19,748     1.28
   SECURITY BROKERS AND DEALERS ............             16,977     1.10
   SURETY INSURANCE ........................              5,057     0.32
   TELEPHONE COMMUNICATIONS ................             10,295     0.67
TOTAL CORPORATE BONDS
  (COST $437,394) ..........................            442,204    28.71
                                                     ----------   ------
GOVERNMENT BONDS
   AGENCY SECURITIES .......................             73,328     4.76
   GOVERNMENT BONDS ........................                964     0.06
   MORTGAGE BACKED SECURITIES ..............            344,216    22.35
   OTHER MORTGAGE BACKED SECURITIES ........              5,134     0.33
   U.S. TREASURY SECURITIES ................            595,961    38.69
                                                     ----------   ------
TOTAL GOVERNMENT BONDS
  (COST $1,004,563) ........................          1,019,603    66.19
                                                     ----------   ------
TOTAL BONDS
  (COST $1,441,957) ........................          1,461,807    94.90
                                                     ----------   ------
  PREFERRED STOCK
   FOREIGN BANKS, BRANCHES AND AGENCIES ....              5,465     0.35
   REAL ESTATE AGENTS AND MANAGERS .........              8,284     0.54
                                                     ----------   ------
TOTAL PREFERRED STOCK
  (COST $13,000) ...........................             13,749     0.89
                                                     ----------   ------
SHORT TERM INVESTMENTS
  COMMERCIAL PAPER .........................            211,544    13.73
                                                     ----------   ------
TOTAL SHORT TERM INVESTMENTS
  (COST $211,592) ..........................            211,544    13.73
                                                     ----------   ------
TOTAL PORTFOLIO
  (COST $1,666,549) ........................          1,687,100   109.52
                                                     ----------   ------
    OTHER ASSETS & LIABILITIES, NET ........           (146,735)   (9.52)
                                                     ----------   ------
NET ASSETS .................................         $1,540,365   100.00%
                                                     ==========   ======

                     =====================================

                                                       MOODY'S      VALUE
   PRINCIPAL                                           RATINGS      (000)
   ---------                                           -------      -----
                BONDS--94.90%
                  CORPORATE BONDS--28.71%
                   AIR TRANSPORTATION,
                    SCHEDULED--0.76%
                    DELTA AIRLINES, INC SERIES
                     1993-A2 (PASS-THRU TRUST)
 $ 5,000,000          10.500%, 04/30/16 ............    BAA1        $ 6,514
                    NORTHWEST AIRLINES
                     CORP SERIES 97-1B
                     (PASS THRU CERT)
   5,000,000          7.248%, 07/02/14 .............    BAA2          5,131
                                                                  ---------
                                                                     11,645
                                                                  ---------
                   ASSET BACKED--8.39%
                    AAMES MORTGAGE TRUST
                     SERIES 1997-B (CLASS M1F)
   5,000,000          7.130%, 06/15/27 .............     AA2          5,027
                    AAMES MORTGAGE TRUST
                     SERIES 1997-B (CLASS M2F)
   5,000,000          7.380%, 06/15/27 .............      A2          5,047
                    AMRESCO RESIDENTIAL
                     SECURITIES MORTGAGE
                     LOAN TRUST SERIES
                     1997-2 (CLASS A3)
   5,000,000          6.795%, 12/25/20 .............     AAA          5,018
                    BLOCK MORTGAGE FINANCE, INC
                     SERIES 1997-1 (CLASS A-2)
   5,000,000          6.850%, 10/25/11 .............     AAA          5,026
                    CHASE COMMERCIAL
                     MORTGAGE SECURITIES CORP
                     SERIES 1997-2 (CLASS A2)
  12,000,000          6.600%, 11/19/07 .............     AAA         12,113
                    CIT GROUP HOME EQUITY LOAN
                     TRUST SERIES 1997-1 (CLASS M1)
   3,000,000          6.850%, 08/15/28 .............     AA2          2,989
                    CHASE CREDIT CARD MASTER
                     TRUST SERIES 1997-2 (CLASS B)
  19,000,000          6.450%, 04/15/03 .............      A2         19,113
                    CONTI MORTGAGE HOME EQUITY
                     LOAN TRUST SERIES 1997-1
                     (CLASS A3)
   5,000,000          6.480%, 01/15/12 .............     AAA          4,994
                    DELTA FUNDING HOME EQUITY
                     LOAN TRUST SERIES 1997-2
   5,000,000          7.240%, 06/25/29 .............     AA2          5,039
                    FIRST ALLIANCE MORTGAGE LOAN
                     TRUST SERIES 1997-3 (CLASS A1)
   4,770,513          6.935%, 12/20/28 .............     AAA          4,799
                    GE CAPITAL MORTGAGE SERVICES,
                     INC SERIES 1997-HE3 (CLASS A6)
   5,000,000          6.720%, 07/15/12 .............     AAA          5,052
                    GMAC COMMERCIAL MORTGAGE
                     SECURITIES, INC SERIES
                     1997-C1 (CLASS D)
  10,000,000          6.997%, 07/15/29 .............      A2         10,152
                    GMAC COMMERCIAL MORTGAGE
                     SECURITIES, INC SERIES
                     1997-C2 (CLASS B)
   5,000,000          6.703%, 04/20/29 .............     AA2          5,038

                       See notes to financial statements.

                                                       MOODY'S       VALUE
   PRINCIPAL                                           RATINGS       (000)
   ---------                                           -------      -------

                    GMAC COMMERCIAL MORTGAGE
                     SECURITIES, INC SERIES
                     1997-C3 (CLASS A3)
 $ 4,000,000          6.566%, 11/15/07 .............     AAA        $ 4,030
                    GREEN TREE FINANCIAL CORP
                     SERIES 1993-3 (CLASS A-5)
   5,000,000          5.750%, 10/15/18 .............     AA2          4,945
                    IMC HOME EQUITY LOAN TRUST
                     SERIES 1997-2 (CLASS A-2)
   7,500,000          6.700%, 11/20/11 .............     AAA          7,511
                    NATIONSBANK AUTO GRANTOR
                     TRUST SERIES 1995-A
     843,493          5.850%, 06/15/02 .............     AAA            841
                    RAILCAR LEASING (SR NOTE)
   4,601,078        ^ 6.750%, 07/15/06 .............     AAA          4,659
                    STANDARD CREDIT CARD
                     MASTER TRUST SERIES
                     1991-6 (CLASS B)
   4,225,000          8.350%, 01/07/00 .............      A2          4,306
                    THE MONEY STORE HOME EQUITY
                     TRUST SERIES 1997-D (CLASS AF7)
   5,000,000          6.485%, 12/15/28 .............     AAA          5,006
                    TOYOTA AUTO RECEIVABLES
                     GRANTOR TRUST SERIES
                     1997-A (CLASS B)
   3,601,685          6.600%, 04/15/02 .............      A2          3,617
                    VANDERBILT MORTGAGE &
                     FINANCE, INC SERIES 1997-A
                     (CLASS A-2)
   5,000,000          6.525%, 12/07/28 .............     AAA          5,024
                                                                    -------
                                                                    129,346
                                                                    -------
                   AUTOMOTIVE RENTALS,
                    NO DRIVERS--0.33%
                    ERAC USA FINANCE CO NOTE
   5,000,000        ^ 6.950%, 03/01/04 .............    BAA2          5,071
                                                                    -------
                   BAKERY PRODUCTS--0.65%
                    NABISCO, INC (PASS THRU CERT)
  10,000,000        ^ 6.300%, 08/26/99 .............    BAA2         10,016
                                                                    -------
                   BUSINESS CREDIT
                    INSTITUTIONS--2.94%
                    AT&T CAPITAL CORP
                     (MEDIUM TERM NOTE)
  15,000,000          6.230%, 09/24/99 .............    BAA3         15,024
                    GATX CAPITAL CORP NOTE
  10,000,000          6.500%, 11/01/00 .............    BAA2         10,050
                    HELLER FINANCIAL CO SERIES
                    ^ 1997-1 (PASS THRU CERT)
  10,000,000          6.350%, 08/15/99 ...............    A2         10,040
                    MONEY STORE, INC DEB
   5,000,000          7.950%, 12/01/07 .............     BA2          5,029
                    TRANSAMERICA CAPITAL CORP DEB
   5,000,000        ^ 7.800%, 12/01/26 .............      A2          5,263
                                                                    -------
                                                                     45,406
                                                                    -------
                   CABLE AND OTHER PAY
                    TV SERVICES--0.62%
                    o BELL CABLEMEDIA PLC (SR NOTE)
   4,000,000          0.000%, 07/15/04 .............    BAA3          3,762
                    o VIDEOTRON HOLDINGS PLC
                     (SR NOTE)
   6,000,000          0.000%, 07/01/04 .............    BAA3          5,715
                                                                    -------
                                                                      9,477
                                                                    -------

                                                       MOODY'S       VALUE
   PRINCIPAL                                           RATINGS       (000)
   ---------                                           -------      -------

                   CIGARETTES--0.08%
                    PHILIP MORRIS COS, INC NOTE
 $ 1,200,000          7.375%, 02/15/99 .............      A2        $ 1,215
                                                                    -------
                   COMBINATION UTILITY
                    SERVICES--0.27%
                    ARKLA, INC NOTE
   4,000,000          8.875%, 07/15/99 .............    BAA3          4,163
                                                                    -------
                   COMMERCIAL BANKS--0.34%
                    CHASE MANHATTAN CORP
                     (SUBORDINATED NOTE)
   5,000,000          7.250%, 06/01/07 .............      A1          5,230
                                                                    -------
                   ELECTRIC SERVICES--1.26%
                    CLEVELAND ELECTRIC
                     TOLEDO EDISON NOTE
   5,000,000          7.190%, 07/01/00 .............     BA1          5,074
                    CMS ENERGY CORP (SR NOTE)
   3,000,000        ^ 7.375%, 11/15/00 .............     BA3          3,004
                    EL PASO ELECTRIC CO
                     (FIRST MORTGAGE BOND)
   1,000,000          7.250%, 02/01/99 .............     BA3          1,005
                    LONG ISLAND LIGHTING CO DEB
   5,000,000          8.900%, 07/15/19 .............     BA3          5,320
                    PUGET SOUND ENERGY, INC
                     (SR NOTE)
   5,000,000          7.020%, 12/01/27 .............    BAA1          5,060
                                                                    -------
                                                                     19,463
                                                                    -------
                   FOREIGN BANKS, BRANCHES
                    AND AGENCIES--0.27%
                    ANDINA DE FOMENTO CORP DEB
   4,000,000          7.250%, 03/01/07 .............      A3          4,054
                                                                    -------
                   FUNERAL SERVICE AND
                    CREMATORIES--0.85%
                    LOEWEN GROUP, INC DEB
  13,000,000        ^ 6.700%, 10/01/99 .............     BA1         13,026
                                                                    -------
                   GAS PRODUCTION AND
                    DISTRIBUTION--0.38%
                    EL PASO NATURAL GAS DEB
   2,500,000          7.500%, 11/15/26 .............    BAA2          2,678
                    TENNESSEE GAS PIPELINE DEB
   3,000,000          7.000%, 03/15/27 .............    BAA3          3,114
                                                                    -------
                                                                      5,792
                                                                    -------
                   GOLD AND SILVER ORES--0.30%
                    FREEPORT-MCMORAN
                     C & G (SR NOTE)
   5,000,000          7.500%, 11/15/06 .............     BA1          4,622
                                                                    -------
                   GRAIN MILL PRODUCTS--0.59%
                    ARCHER-DANIELS-MIDLAND DEB
   5,000,000          6.750%, 12/15/27 .............     AA3          5,009
   4,000,000          6.950%, 12/15/97 .............     AA3          4,078
                                                                    -------
                                                                      9,087
                                                                    -------
                   HOSPITALS--0.65%
                    COLUMBIA/HCA HEALTHCARE
                     CORP NOTE
   5,000,000          6.500%, 03/15/99 .............    BAA2          4,972
                    TENET HEALTHCARE CORP
                     (SR NOTE)
   5,000,000          7.875%, 01/15/03 .............     BA1          5,063
                                                                    -------
                                                                     10,035
                                                                    -------

                       See notes to financial statements.

                                                       MOODY'S       VALUE
   PRINCIPAL                                           RATINGS       (000)
   ---------                                           -------       -----

                   INSURANCE CARRIERS--1.01%
                    ASSOCIATED P & C
                     HOLDINGS, INC (SR NOTE)
 $ 5,000,000          6.750%, 07/15/03 .............    BAA3        $ 4,936
                    NEW ENGLAND MUTUAL LIFE
                     INSURANCE CO NOTE
   5,000,000        ^ 7.875%, 02/15/24 .............      A1          5,519
                    SALOMON, INC (SR NOTE)
   5,000,000          6.700%, 07/05/00 .............      A2          5,049
                                                                    -------
                                                                     15,504
                                                                    -------
                   MISCELLANEOUS INVESTING--2.15%
                    CARRAMERICA REALTY CORP DEB
   5,000,000        ^ 7.375%, 07/01/07 .............    BAA3          5,167
                    CRESCENT REAL ESTATE NOTE
  10,200,000        ^ 6.625%, 09/15/02 .............    BAA3         10,189
                    FIRST INDUSTRIAL
                     (PASS-THRU ASSET TRUST)
   3,000,000        ^ 7.375%, 05/15/04 .............    BAA2          3,136
                    HIGHWOODS EXERCISABLE NOTE
   5,000,000        ^ 7.190%, 06/15/04 .............    BAA2          5,061
                    SIMON DEBARTOLO GROUP
                     (MEDIUM TERM NOTE)
   5,000,000          7.125%, 09/20/07 .............    BAA1          5,131
                    SIMON DEBARTOLO GROUP
                     (GUARANTEE NOTE)
   4,500,000          6.750%, 07/15/04 .............    BAA1          4,532
                                                                    -------
                                                                     33,216
                                                                    -------
                   MISCELLANEOUS PUBLISHING--0.50%
                    TIME WARNER, INC DEB
   7,500,000          7.250%, 10/15/17 .............     BA1          7,636
                                                                    -------
                   MORTGAGE BANKERS AND
                    BROKERS--0.66%
                    HOMESIDE LENDING, INC
                     (MEDIUM TERM NOTE)
   5,000,000          6.875%, 06/30/02 .............    BAA2          5,092
   5,000,000          6.750%, 08/01/04 .............    BAA2          5,076
                                                                    -------
                                                                     10,168
                                                                    -------
                   MOTOR VEHICLES AND
                    EQUIPMENT--0.55%
                    FORD MOTOR CO DEB
   5,000,000          7.400%, 11/01/46 .............      A1          5,359
                    LOCKHEED MARTIN CORP
                     (GUARANTEE NOTE)
   3,000,000          7.250%, 05/15/06 .............      A3          3,144
                                                                    -------
                                                                      8,503
                                                                    -------
                   NEWSPAPERS--0.72%
                    BELO (A.H.) CORP (SR NOTE)
   6,000,000          6.875%, 06/01/02 .............    BAA2          6,114
                    COX ENTERPRISES SERIES 1997-1
                     (PASS THRU CERT)
   5,000,000        ^ 6.250%, 08/26/99 .............    BAA1          5,002
                                                                    -------
                                                                     11,116
                                                                    -------

                                                       MOODY'S       VALUE
   PRINCIPAL                                           RATINGS       (000)
   ---------                                           -------      -------

                   OIL AND GAS EXTRACTION--0.35%
                    PETROZUATA FINANCE, INC
                     SERIES B
 $ 5,000,000        ^ 8.220%, 04/01/17 .............    BAA1        $ 5,319
                                                                    -------
                   PERSONAL CREDIT
                    INSTITUTIONS--0.52%
                    HOUSEHOLD INTERNATIONAL
                     NETHERLANDS (SR NOTE)
   3,000,000          6.125%, 03/01/03 .............      A3          2,949
                    MBNA CORP (SR NOTE)
   5,000,000          6.875%, 10/01/99 .............    BAA2          5,053
                                                                    -------
                                                                      8,002
                                                                    -------
                   PETROLEUM REFINING--0.20%
                    VALERO ENERGY DEB
   3,000,000        ^ 6.750%, 12/15/02 .............    BAA2          3,015
                                                                    -------
                   SAVINGS INSTITUTIONS--1.28%
                    GREENPOINT BANK (SR NOTE)
  11,000,000          6.700%, 07/15/02 .............    BAA2         11,086
                    LONG ISLAND SAVINGS BANK
                     FSB (MEDIUM TERM NOTE)
   4,500,000          7.000%, 06/13/02 .............    BAA3          4,592
                    NORTH FORK CAPITAL
                     (GUARANTEE NOTE)
   4,000,000          8.000%, 12/15/27 .............    BAA3          4,070
                                                                    -------
                                                                     19,748
                                                                    -------
                   SECURITY BROKERS AND
                    DEALERS--1.10%
                    DONALDSON LUFKIN &
                     JENRETTE, INC
                     (MEDIUM TERM NOTE)
   5,000,000          6.900%, 10/01/07 .............      A3          5,149
                    LEHMAN BROTHERS
                     HOLDINGS, INC
                     (MEDIUM TERM NOTE)
   6,450,000          6.900%, 01/29/01 .............    BAA1          6,551
                    LEHMAN BROTHERS HOLDINGS
                     NOTE
   5,200,000          6.890%, 10/10/00 .............    BAA1          5,277
                                                                    -------
                                                                     16,977
                                                                    -------
                   SURETY INSURANCE--0.32%
                    EXECUTIVE RISK (SR NOTE)
   5,000,000          7.125%, 12/15/07 .............    BAA2          5,057
                                                                    -------
                   TELEPHONE
                    COMMUNICATIONS--0.67%
                    TCI COMMUNICATIONS, INC
                     (SR NOTE)
   5,000,000          6.375%, 09/15/99 .............     BA1          5,001
                    WORLDCOM, INC (SR NOTE)
   5,000,000          9.375%, 01/15/04 .............     BA1          5,294
                                                                    -------
                                                                     10,295
                                                                    -------
                  TOTAL CORPORATE BONDS
                   (COST $437,394).............                     442,204
                                                                    -------


                       See notes to financial statements.

                                                     MOODY'S         VALUE
   PRINCIPAL                                         RATINGS         (000)
   ---------                                         -------         -----

                  GOVERNMENT BONDS--66.19%
                   AGENCY SECURITIES--4.76%
                    FEDERAL HOME LOAN
                     BANK (FHLB)
 $16,000,000          6.035%, 09/27/99 ..........        AAA       $ 16,052
                    FEDERAL HOME LOAN MORTGAGE
                     CORP (FHLMC)
   3,000,000          7.100%, 04/10/07 ..........        AAA          3,220
                    FEDERAL NATIONAL MORTGAGE
                     ASSOCIATION (FNMA)
  13,000,000          5.940%, 09/10/99 ..........        AAA         13,028
  10,000,000          5.970%, 10/02/00 ..........        AAA         10,025
   3,000,000          8.250%, 12/18/00 ..........                     3,182
   5,000,000          6.850%, 09/12/05 ..........                     5,055
   5,000,000          6.210%, 11/07/07 ..........                     5,020
                    TENNESSEE VALLEY
                     AUTHORITY DEB
  10,000,000          6.250%, 12/15/17 ..........        AAA          9,981
                    US DEPT OF VETERNS (CLASS 2-1)
                     (MTGE PASS-THROUGH CERT)
   7,500,000          7.500%, 09/15/17 ..........        AAA          7,765
                                                                    -------
                                                                     73,328
                                                                    -------
                   GOVERNMENT BONDS--0.06%
                    NEW YORK CITY TAX LIEN
                     SERIES 1996-1
                     (COLLECTIBLE BOND)
     959,308        ^ 6.810%, 05/25/05 ..........        AAA            964
                                                                    -------
                   MORTGAGE BACKED
                    SECURITIES--22.35%
                    FEDERAL HOME LOAN
                     MORTGAGE CORP (FHLMC)
   3,254,380          5.500%, 09/01/00 ..........                     3,214
     800,025          7.000%, 09/01/10 ..........                       815
   6,185,386          6.000%, 04/01/11 ..........                     6,120
   3,138,544          7.000%, 05/01/23 ..........                     3,182
   3,848,353          8.500%, 07/01/24 ..........                     4,025
                    FEDERAL NATIONAL MORTGAGE
                     ASSOCIATION (FNMA)
   3,274,578          7.500%, 08/01/01 ..........                     3,328
   4,082,926          6.000%, 12/01/02 ..........                     4,054
   1,552,703          6.000%, 12/01/08 ..........                     1,537
   3,699,624          7.000%, 04/01/09 ..........                     3,776
  14,992,990          6.500%, 05/01/09 ..........                    15,077
   3,471,198          7.500%, 11/01/10 ..........                     3,571
   2,835,130          8.000%, 06/01/11 ..........                      2931
     813,973          8.000%, 07/01/11 ..........                       841
  12,408,883          7.000%, 01/01/12 ..........                    12,612
   1,890,176          6.500%, 02/01/16 ..........                     1,877
     965,170          6.500%, 03/01/16 ..........                       958
   1,804,994          6.500%, 04/01/16 ..........                     1,794
   9,566,278          8.000%, 03/01/23 ..........                     9,963
  12,543,735          8.500%, 12/01/24 ..........                    13,163
   4,703,283          9.000%, 11/01/25 ..........                     5,015
  19,000,000        @ 6.500%, 02/25/28 ..........                    18,751
  99,000,000        @ 7.000%, 02/25/28 ..........                    99,619
  48,000,000        @ 7.500%, 02/25/28 ..........                    49,080

                                                     MOODY'S         VALUE
   PRINCIPAL                                         RATINGS         (000)
   ---------                                         -------         -----

                    GOVERNMENT NATIONAL
                     MORTGAGE ASSOCIATION (GNMA)
   $ 566,228          8.500%, 10/15/09 ..........                   $   594
   1,161,413          8.500%, 12/15/09 ..........                     1,219
   4,266,615          9.000%, 12/15/09 ..........                     4,608
   1,107,834          8.500%, 01/15/10 ..........                     1,162
     201,933          9.000%, 06/15/16 ..........                       220
     313,394          9.000%, 08/15/16 ..........                       341
     652,681          9.000%, 09/15/16 ..........                       711
     192,148          9.000%, 10/15/16 ..........                       209
     157,000          9.000%, 11/15/16 ..........                       171
     691,765          9.000%, 12/15/16 ..........                       754
   2,785,893          9.500%, 12/15/16 ..........                     3,025
     275,127          9.000%, 07/15/17 ..........                       299
     280,703          9.000%, 06/15/20 ..........                       305
   4,147,556          7.000%, 03/20/22 ..........                     4,266
   7,584,771          7.000%, 02/20/23 ..........                     7,809
   6,665,592          6.500%, 09/15/23 ..........                     6,617
  11,961,097          6.875%, 12/20/23 ..........                    12,281
   4,157,313          6.500%, 01/15/24 ..........                     4,125
   2,526,798          6.500%, 03/15/24 ..........                     2,507
  16,744,743          6.500%, 05/15/24 ..........                    16,623
   3,745,883          8.000%, 06/15/24 ..........                     3,889
   5,195,325          6.500%, 09/15/24 ..........                     5,154
   1,755,850          7.000%, 12/15/25 ..........                     1,771
                    RESOLUTION TRUST CORP
                     SERIES 1992-8 (CLASS A-2)
                     (MTGE PASS-THROUGH CERT)
     255,514          8.250%, 12/25/26 ..........        AAA            253
                                                                    -------
                                                                    344,216
                                                                    -------
                   OTHER MORTGAGE BACKED
                    SECURITIES--0.33%
                    EASTVIEW CREDIT CORP (CLASS A)
                     (COMMERCIAL MTGE PASS-THROUGH)
   5,000,000          6.950%, 06/15/04 ..........                     5,134
                                                                    -------
                   U.S. TREASURY SECURITIES--38.69%
                    U.S. TREASURY BOND
  13,000,000          10.375%, 11/15/09 .........                    16,254
   7,400,000          12.000%, 08/15/13 .........                    10,903
  58,000,000          7.500%, 11/15/16 ..........                    67,697
  34,300,000          7.625%, 11/15/22 ..........                    41,299
  46,000,000          6.875%, 08/15/25 ..........                    51,290
                    U.S. TREASURY NOTE
  50,000,000          5.625%, 10/31/99 ..........                    49,953
   5,500,000          5.625%, 11/30/99 ..........                     5,495
  11,000,000          7.750%, 01/31/00 ..........                    11,440
   4,000,000          7.125%, 02/29/00 ..........                     4,116
   4,000,000          6.375%, 05/15/00 ..........                     4,060
  35,000,000          8.750%, 08/15/00 ..........                    37,559
  38,000,000          5.625%, 02/28/01 ..........                    37,899
   8,500,000          6.625%, 07/31/01 ..........                     8,739
  35,000,000          6.500%, 08/31/01 ..........                    35,869
  25,000,000          7.500%, 11/15/01 ..........                    26,504
  61,200,000          6.625%, 04/30/02 ..........                    63,208
  52,000,000          6.250%, 06/30/02 ..........                    53,032
   4,000,000          5.750%, 11/30/02 ..........                     4,003
  26,000,000          6.500%, 08/15/05 ..........                    27,129
      30,000          6.125%, 08/15/07 ..........                        31
   5,000,000          8.125%, 08/15/21 ..........                     6,307

                       See notes to financial statements.

                                                                     VALUE
   PRINCIPAL                                                         (000)
   ---------                                                         -----

                   U.S. TREASURY SECURITIES--(CONTINUED)
                    U.S. TREASURY STRIP
 $ 4,000,000          0.000%, 02/15/99 ..........                $    3,758
  20,000,000          0.000%, 11/15/01 ..........                    16,075
  23,000,000          0.000%, 05/15/07 ..........                    13,341
                                                                 ----------
                                                                    595,961
                                                                 ----------
                   TOTAL GOVERNMENT BONDS
                    (COST $1,004,563).................            1,019,603
                                                                 ----------
                  TOTAL BONDS
                   (COST $1,441,957)..................            1,461,807
                                                                 ----------
   SHARES
   ------

                  PREFERRED STOCK--0.89%
                   FOREIGN BANKS, BRANCHES
                    AND AGENCIES--0.35%
                    NB CAPTIAL CORP NOTE
      50,000        ^ 8.350%, 09/01/49 ..........                     5,465
                                                                 ----------
                   REAL ESTATE AGENTS AND MANAGERS--0.54%
     160,000        DUKE REALTY INVESTMENTS, INC .....                8,284
                                                                 ----------
                  TOTAL PREFERRED STOCK
                   (COST $13,000) ....................               13,749
                                                                 ----------
   PRINCIPAL
   ---------

                  SHORT TERM INVESTMENTS--13.73%
                   COMMERCIAL PAPER--13.73%
                    BURLINGTON NORTHERN SANTA FE
 $ 3,000,000       ~* 7.000%, 01/02/98 ..........                     2,999
                    CSX CORP
  25,000,000       ~* 6.100%, 01/14/98 ..........                    24,939
                    DUPONT (E.I.) DE NEMOURS & CO
   5,350,000          5.750%, 01/05/98 ..........                     5,346
                    EL PASO NATURAL GAS CO
  13,363,000          6.050%, 01/14/98 ..........                    13,330
                    HOUSTON INDUSTRIES
                     FINANCE CO LP
  28,500,000       ~* 6.100%, 01/14/98 ..........                    28,431
                    INGERSOLL RAND CO
  31,000,000        * 6.050%, 01/14/98 ..........                    30,924
                    LOCKHEED MARTIN
  11,804,000        ^ 5.960%, 02/12/98 ..........                    11,721


                                                                     VALUE
   PRINCIPAL                                                         (000)
   ---------                                                         -----

                    POTLATCH CORP
 $10,200,000        * 6.000%, 01/14/98 ..........                $   10,175
                    PRAXAIR, INC
  19,000,000        * 6.050%, 01/14/98 ..........                    18,954
                    PUBLIC SERVICE CO OF COLORADO
  15,000,000        * 6.100%, 01/14/98 ..........                    14,963
                    TEXAS UTILITIES CO
  25,000,000        * 6.070%, 01/14/98 ..........                    24,939
  25,000,000        *^5.960%, 02/12/98 ..........                    24,823
                                                                 ----------
                                                                    211,544
                                                                 ----------
                  TOTAL SHORT TERM INVESTMENTS
                   (COST $211,592) ...................              211,544
                                                                 ----------
                  TOTAL PORTFOLIO
                   (COST $1,666,549) .................           $1,687,100
                                                                 ==========


------------------------
o  Non-income producing
@  These securities were purchased on a delayed delivery basis.
* All or a portion of this security has been segregated by the Custodian to cover margin or other requirements on open futures contracts, covered call options written and securities purchased on a delayed delivery basis.
^ Security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration normally to qualified institutional buyers. At 12/31/97, the value of these securities amounted to $136,458,934 or 8.86% of net assets.
~ Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.


------------------------
OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:

                              MOODY'S RATINGS
                     AAA, AA, A                   17.29%
                     BAA                          13.05%
                     BA                            4.11%

U.S. Government obligations represent 65.55% of the long term debt portfolio value.

Moody's ratings are provided by Moody's Investors Services (Unaudited).


                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
                 STATEMENT OF INVESTMENTS--SOCIAL CHOICE ACCOUNT
                                DECEMBER 31, 1997

                               SUMMARY BY INDUSTRY
                                      (000)

                                                        VALUE        %
                                                       -------     -----
BONDS
  CORPORATE BONDS
   AIR TRANSPORTATION, SCHEDULED ..........         $    14,816     0.64%
   ASSET BACKED ...........................              56,589     2.44
   BLANKBOOKS AND BOOKBINDING .............               1,064     0.04
   BUSINESS CREDIT INSTITUTIONS ...........               4,995     0.21
   CABLE AND OTHER PAY TV SERVICES ........               3,627     0.16
   COMMERCIAL BANKS .......................              28,071     1.21
   DEPARTMENT STORES ......................              18,363     0.79
   DRUGS ..................................               5,146     0.22
   ELECTRIC SERVICES ......................              14,965     0.64
   FAMILY CLOTHING STORES .................               5,169     0.22
   FIRE, MARINE, AND CASUALTY INSURANCE ...               1,538     0.07
   FUNERAL SERVICE AND CREMATORIES ........               5,226     0.23
   GAS PRODUCTION AND DISTRIBUTION ........              15,907     0.69
   GROCERY STORES .........................               2,095     0.09
   HOSPITALS ..............................               3,053     0.13
   LIFE INSURANCE .........................               5,222     0.23
   MORTGAGE BANKERS AND BROKERS ...........               1,206     0.05
   NEWSPAPERS .............................               5,002     0.22
   PERIODICALS ............................              12,740     0.55
   PERSONAL CREDIT INSTITUTIONS ...........               9,047     0.39
   PETROLEUM REFINING .....................               5,256     0.23
   PRESERVED FRUITS AND VEGETABLES ........               1,941     0.08
   RADIO AND TELEVISION BROADCASTING ......                 206     0.01
   RAILROADS ..............................               6,483     0.28
   SECURITY BROKERS AND DEALERS ...........              15,215     0.66
   TELEPHONE COMMUNICATIONS ...............              27,618     1.19
                                                       --------    -----
  TOTAL CORPORATE BONDS
   (COST $266,517) ........................             270,560    11.67
                                                       --------    -----
  GOVERNMENT BONDS
   AGENCY SECURITIES ......................              37,019     1.60
   MORTGAGE BACKED SECURITIES .............             241,351    10.41
   U.S. TREASURY SECURITIES ...............             352,103    15.19
                                                        -------    -----
  TOTAL GOVERNMENT BONDS
   (COST $615,630) ........................             630,473    27.20
                                                        -------    -----
TOTAL BONDS
   (COST $882,147) ........................             901,033    38.87
                                                        -------    -----
COMMON STOCK
   AIR TRANSPORTATION, SCHEDULED ..........              16,935     0.73
   APPAREL, PIECE GOODS, AND NOTIONS ......               4,757     0.21
   AUTOMOTIVE RENTALS, NO DRIVERS .........                 111     0.01
   BEVERAGES ..............................              36,466     1.57
   BLANKBOOKS AND BOOKBINDING .............                 435     0.02
   BLAST FURNACE AND BASIC
    STEEL PRODUCTS ........................               5,163     0.22
   BOOKS ..................................               3,448     0.15
   CABLE AND OTHER PAY TV SERVICES ........               7,220     0.31
   COMBINATION UTILITY SERVICES ...........              11,541     0.50
   COMMERCIAL BANKS .......................             134,347     5.80
   COMMUNICATIONS EQUIPMENT ...............                 732     0.03
   COMPUTER AND DATA
    PROCESSING SERVICES ...................              48,863     2.11
   COMPUTER AND OFFICE EQUIPMENT ..........              78,418     3.38
   CREDIT REPORTING AND COLLECTION ........               7,028     0.30
   DEPARTMENT STORES ......................              26,444     1.14
   DRUG STORES AND PROPRIETARY STORES .....                 275     0.01

                                                        VALUE        %
                                                       -------     -----

   DRUGS ..................................         $    70,155     3.03%
   DRUGS, PROPRIETARIES, AND SUNDRIES .....              11,382     0.49
   EATING AND DRINKING PLACES .............              12,590     0.54
   ELECTRIC LIGHTING AND
    WIRING EQUIPMENT ......................               1,006     0.04
   ELECTRIC SERVICES ......................              21,585     0.93
   ELECTRICAL GOODS .......................               4,827     0.21
   ELECTRICAL INDUSTRIAL APPARATUS ........                 299     0.01
   ELECTRONIC COMPONENTS
    AND ACCESSORIES .......................              31,776     1.37
   ENGINES AND TURBINES ...................               6,332     0.27
   FAMILY CLOTHING STORES .................               1,132     0.05
   FARM AND GARDEN MACHINERY ..............               6,193     0.27
   FEDERAL AND FEDERALLY SPONSORED
    CREDIT AGENCIES .......................              32,256     1.39
   FIRE, MARINE, AND CASUALTY INSURANCE ...               9,369     0.40
   FUNERAL SERVICE AND CREMATORIES ........               1,385     0.06
   GAS PRODUCTION AND DISTRIBUTION ........              19,878     0.86
   GENERAL INDUSTRIAL MACHINERY ...........               8,767     0.38
   GOLD AND SILVER ORES ...................               3,601     0.16
   GRAIN MILL PRODUCTS ....................              30,439     1.31
   GROCERIES AND RELATED PRODUCTS .........               3,299     0.14
   GROCERY STORES .........................               6,551     0.28
   HOLDING OFFICES ........................               4,301     0.19
   HOSPITALS ..............................               9,925     0.43
   HOUSEHOLD APPLIANCES ...................               3,487     0.15
   INDUSTRIAL INORGANIC CHEMICALS .........              14,468     0.62
   INDUSTRIAL MACHINERY, NEC ..............                 809     0.03
   INSURANCE AGENTS, BROKERS,
    AND SERVICE ...........................               3,661     0.16
   LIFE INSURANCE .........................              55,397     2.39
   LUMBER AND OTHER BUILDING MATERIALS ....               8,416     0.36
   MEDICAL INSTRUMENTS AND SUPPLIES .......              56,309     2.43
   MEDICAL SERVICE AND HEALTH INSURANCE ...                 447     0.02
   MEN'S AND BOYS' FURNISHINGS ............                 671     0.03
   MISCELLANEOUS AMUSEMENT,
    RECREATION SERVICES ...................                 113     0.00
   MISCELLANEOUS CHEMICAL PRODUCTS ........              14,518     0.63
   MISCELLANEOUS CONVERTED
    PAPER PRODUCTS ........................               8,817     0.38
   MISCELLANEOUS FOOD AND
    KINDRED PRODUCTS ......................                 162     0.01
   MISCELLANEOUS NONMETALLIC
    MINERAL PRODUCTS ......................              18,677     0.81
   MISCELLANEOUS PETROLEUM AND
    COAL PRODUCTS .........................               1,328     0.06
   MISCELLANEOUS PLASTICS PRODUCTS, NEC ...               5,374     0.23
   MISCELLANEOUS SHOPPING GOOD STORES .....               1,445     0.06
   MISCELLANEOUS TRANSPORTATION
    EQUIPMENT .............................                 509     0.02
   MORTGAGE BANKERS AND BROKERS ...........               7,942     0.34
   MOTION PICTURE PRODUCTION
    AND SERVICES ..........................              21,125     0.91
   MOTOR VEHICLES AND EQUIPMENT ...........              12,343     0.53
   MOTOR VEHICLES, PARTS, AND SUPPLIES ....               6,511     0.28
   NATURAL GAS LIQUIDS ....................               1,642     0.07
   NEWSPAPERS .............................              18,833     0.81
   NONSTORE RETAILERS .....................               4,742     0.20


                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
                 STATEMENT OF INVESTMENTS--SOCIAL CHOICE ACCOUNT
                                DECEMBER 31, 1997

                         SUMMARY BY INDUSTRY(CONTINUED)
                                      (000)

                                                        VALUE        %
                                                    -----------   -------

   OIL AND GAS EXTRACTION .................         $    32,330     1.39%
   OIL AND GAS FIELD SERVICES .............              25,451     1.10
   OPERATIVE BUILDERS .....................               1,464     0.06
   OPHTHALMIC GOODS .......................               1,220     0.05
   PAPER AND PAPER PRODUCTS ...............               1,795     0.08
   PAPER MILLS ............................              15,517     0.67
   PASSENGER TRANSPORTATION
    ARRANGEMENT ...........................              16,601     0.72
   PERIODICALS ............................               9,855     0.43
   PERSONAL CREDIT INSTITUTIONS ...........               5,834     0.25
   PERSONNEL SUPPLY SERVICES ..............               2,992     0.13
   PETROLEUM AND PETROLEUM PRODUCTS .......               2,767     0.12
   PETROLEUM REFINING .....................               6,096     0.26
   PHOTOGRAPHIC EQUIPMENT AND SUPPLIES ....               9,883     0.43
   PLASTICS MATERIALS AND SYNTHETICS ......               1,155     0.05
   PRESERVED FRUITS AND VEGETABLES ........              27,147     1.17
   PRIMARY NONFERROUS METALS ..............               2,999     0.13
   RADIO AND TELEVISION BROADCASTING ......               3,189     0.14
   RADIO, TELEVISION, AND
    COMPUTER STORES .......................                  77     0.00
   RAILROADS ..............................              12,978     0.56
   REAL ESTATE OPERATORS AND LESSORS ......               6,913     0.30
   SAVINGS INSTITUTIONS ...................               5,707     0.25
   SEARCH AND NAVIGATION EQUIPMENT ........                 796     0.03
   SECURITY AND COMMODITY SERVICES ........               2,663     0.12

                                                        VALUE        %
                                                    -----------   -------

   SECURITY BROKERS AND DEALERS ...........         $    26,760     1.16%
   SOAP, CLEANERS, AND TOILET GOODS .......              68,969     2.98
   SPECIAL INDUSTRY MACHINERY .............               2,899     0.13
   SUGAR AND CONFECTIONERY PRODUCTS .......              10,972     0.47
   TELEPHONE COMMUNICATIONS ...............             123,718     5.34
   TIRES AND INNER TUBES ..................               1,288     0.06
   TOYS AND SPORTING GOODS ................               6,612     0.28
   TRUCKING AND COURIER SERVICES,
    EXCEPT AIR ............................               4,535     0.20
   VARIETY STORES .........................               2,810     0.12
   WOMEN'S ACCESSORY AND
    SPECIALTY STORES ......................                 429     0.02
   WOMEN'S AND MISSES' OUTERWEAR ..........                 657     0.03
                                                     ----------   ------
TOTAL COMMON STOCK
   (COST $741,361) .......................            1,392,055    60.06
                                                     ----------   ------
   SHORT TERM INVESTMENTS
    COMMERCIAL PAPER .....................              133,304     5.75
                                                     ----------   ------
TOTAL SHORT TERM INVESTMENTS
   (COST $133,336) .......................              133,304     5.75
                                                     ----------   ------
TOTAL PORTFOLIO
   (COST $1,756,844) .....................            2,426,392   104.68
                                                     ----------   ------
     OTHER ASSETS & LIABILITIES, NET .....             (108,404)   (4.68)
                                                     ----------   ------
NET ASSETS ...............................           $2,317,988   100.00%
                                                     ==========   ======

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
                 STATEMENT OF INVESTMENTS--SOCIAL CHOICE ACCOUNT
                                DECEMBER 31, 1997

                                                       MOODY'S      VALUE
   PRINCIPAL                                           RATINGS      (000)
   ---------                                           -------      -----

                BONDS--38.87%
                  CORPORATE BONDS--11.67%
                   AIR TRANSPORTATION, SCHEDULED--0.64%
                    DELTA AIRLINES, INC SERIES
                     1992-B1 (PASS-THRU CERT)
  $2,498,262          8.270%, 09/23/07 ............     BAA1        $ 2,757
                    DELTA AIRLINES DEB
   4,999,589          8.950%, 01/12/12 ............     BAA1          5,693
                    UNITED AIR LINES DEB
   4,975,000          9.750%, 08/15/21 ............     BAA3          6,366
                                                                    -------
                                                                     14,816
                                                                    -------
                   ASSET BACKED--2.44%
                    AMERICAN EXPRESS MASTER
                     TRUST SERIES 1994-2 (CLASS A)
   3,125,000          7.600%, 08/15/02 ............      AAA          3,271
                    CHASE COMMERCIAL MORTGAGE
                     SECURITIES CORP SERIES
                     1997-2 (CLASS A2)
  10,000,000          6.600%, 11/19/07 ............      AAA         10,094
                    CHASE CREDIT CARD MASTER
                     TRUST SERIES 1997-2 (CLASS B)
   8,000,000          6.450%, 04/15/03 ............       A2          8,048
                    CITIBANK CREDIT CARD MASTER
                     TRUST SERIES 1997-2 (CLASS B)
   3,000,000          6.700%, 02/15/04 ............       A2          3,052
                    EQCC HOME EQUITY LOAN TRUST
                     SERIES 1997-1 (CLASS A2)
   5,000,000          6.610%, 06/15/06 ............      AAA          5,027
                    EQUICREDIT HOME EQUITY
                     LOAN TRUST SERIES 1996-3
                     (CLASS A4)
   3,000,000          6.700%, 06/15/08 ............      AAA          3,004
                    FLEETWOOD CREDIT
                     GRANTOR TRUST SERIES 1993-B
                     (CLASS A)
   2,953,807          4.950%, 08/15/08 ............      AAA          2,890
                    NATIONSCREDIT GRANTOR
                     TRUST SERIES 1997-2 (CLASS A1)
   4,765,643          6.350%, 04/15/14 ............      AAA          4,786
                    NATIONSBANK AUTO OWNER
                     TRUST SERIES 1996-A (CLASS A2)
   1,039,630          6.125%, 07/15/99 ............      AAA          1,040
                    NATIONSBANK CREDIT CARD
                     MASTER TRUST SERIES 1993-2
                     (CLASS B)
   7,000,000          6.250%, 12/15/05 ............       A2          6,950
                    STANDARD CREDIT CARD MASTER
                     TRUST SERIES 1991-6 (CLASS B)
   2,570,000          8.350%, 01/07/00 ............       A2          2,619
                    UCFCM SERIES 1997-2 (CLASS B1)
   5,775,931          7.370%, 02/15/18 ............     BAA2          5,808
                                                                    -------
                                                                     56,589
                                                                    -------

                   BLANKBOOKS AND
                    BOOKBINDING--0.04%
                    DELUXE CORP DEB
   1,000,000          8.550%, 02/15/01 ............       A1          1,064
                                                                    -------

                                                       MOODY'S        VALUE
   PRINCIPAL                                           RATINGS        (000)
   ---------                                           -------        -----

                   BUSINESS CREDIT
                    INSTITUTIONS--0.21%
                    FINOVA CAPITAL CORP DEB
  $5,000,000        ^ 6.125%, 11/01/99 ............     BAA1        $ 4,995
                                                                    -------
                   CABLE AND OTHER PAY TV
                    SERVICES--0.16%
                    COX COMMUNICIATIONS, INC NOTE
                     (CLASS A)
   3,500,000          8.700%, 06/15/99 ............     BAA2          3,627
                                                                    -------
                   COMMERCIAL BANKS--1.21%
                    BANC ONE CORP
                     (MEDIUM TERM NOTE)
   5,000,000          7.000%, 03/25/02 ............      AA3          5,128
                    BANKAMERICA CORP
                     (SUBORDINATED NOTE)
   2,000,000          9.750%, 07/01/00 ............       A1          2,160
                    BANKERS TRUST NEW YORK
                     CORP NOTE
   5,000,000          6.750%, 10/03/01 ............       A2          5,067
                    CHASE MANHATTAN CORP
                     (SUBORDINATED NOTE)
   5,000,000          8.500%, 02/15/02 ............       A1          5,403
                    CHASE MANHATTAN BANK
                     (SR NOTE)
   5,000,000          5.875%, 08/04/99 ............      AA2          4,981
                    WACH0VIA CAPITAL TRUST DEB
   5,000,000        ^ 7.965%, 06/01/27 ............      AA3          5,332
                                                                    -------
                                                                     28,071
                                                                    -------
                   DEPARTMENT STORES--0.79%
                    DILLIARD DEPARTMENT STORES,
                     INC NOTE
   2,000,000          7.150%, 09/01/02 ............       A2          2,072
                    MAY DEPARTMENT STORES
                     CO NOTE
   3,000,000          7.150%, 08/15/04 ............       A2          3,117
                    SEARS ROEBUCK ACCEPTANCE
                     CORP (MEDIUM TERM NOTE)
   5,000,000          6.990%, 09/30/02 ............       A2          5,140
                    WAL-MART STORES, INC NOTE
   5,500,000          8.625%, 04/01/01 ............      AA2          5,891
                    WAL-MART STORES, INC DEB
   2,000,000          7.250%, 06/01/13 ............      AA2          2,143
                                                                    -------
                                                                     18,363
                                                                    -------
                   DRUGS--0.22%
                    MERCK & CO, INC
                     (MEDIUM TERM NOTE)
   5,000,000          5.760%, 05/03/37 ............      AAA          5,146
                                                                    -------
                   ELECTRIC SERVICES--0.64%
                    IDAHO POWER CO
                     (FIRST MORTGAGE BOND)
   9,000,000          8.650%, 01/01/00 ............       A2          9,432
                    PUGET SOUND POWER & LIGHT
                     CO (MEDIUM TERM NOTE)
   5,000,000          8.060%, 06/19/06 ............     BAA1          5,533
                                                                    -------
                                                                     14,965
                                                                    -------

                       See notes to financial statements.

                                                       MOODY'S       VALUE
   PRINCIPAL                                           RATINGS       (000)
   ---------                                           -------       -----

                   FAMILY CLOTHING STORES--0.22%
                    GAP, INC NOTE
  $5,000,000          6.900%, 09/15/07 ............       A2        $ 5,169
                                                                    -------
                   FIRE, MARINE, AND CASUALTY
                    INSURANCE--0.07%
                    CHUBB CAPITAL CORP NOTE
   1,500,000          6.875%, 02/01/03 ............      AA2          1,538
                                                                    -------
                   FUNERAL SERVICE AND
                    CREMATORIES--0.23%
                    SERVICE CORP INTERNATIONAL
                     NOTE
   5,000,000          7.375%, 04/15/04 ............     BAA1          5,226
                                                                    -------
                   GAS PRODUCTION AND
                    DISTRIBUTION--0.69%
                    EL PASO NATURAL GAS CO NOTE
   5,000,000          6.750%, 11/15/03 ............     BAA2          5,093
                    SONAT, INC NOTE
   5,000,000          6.750%, 10/01/07 ............       A3          5,091
                    TEXAS GAS TRANSMISSION DEB
   5,500,000          7.250%, 07/15/27 ............     BAA1          5,723
                                                                    -------
                                                                     15,907
                                                                    -------
                   GROCERY STORES--0.09%
                    KROGER CO
                     (SUBORDINATED NOTE)
   2,000,000          10.000%, 05/01/99 ...........      BA2          2,095
                                                                    -------
                   HOSPITALS--0.13%
                    TENET HEALTHCARE CORP
                     (SR NOTE)
   3,000,000          8.000%, 01/15/05 ............      BA1          3,053
                                                                    -------
                   LIFE INSURANCE--0.23%
                    HANCOCK (JOHN) MUTUAL
                     LIFE INSURANCE CO
                     (SURPLUS NOTE)
   3,000,000          7.375%, 02/15/24 ............       A1          3,148
                    TRAVELERS CAPITAL CORP DEB
   2,000,000          7.750%, 12/01/36 ............      AA3          2,074
                                                                    -------
                                                                      5,222
                                                                    -------
                   MORTGAGE BANKERS AND
                    BROKERS--0.05%
                    FLEET MORTGAGE GROUP, INC
                     NOTE
   1,200,000          6.500%, 09/15/99 ............       A2          1,206
                                                                    -------
                   NEWSPAPERS--0.22%
                    COX ENTERPRISES SERIES
                     1997-1 (PASS THRU CERT)
   5,000,000        ^ 6.250%, 08/26/99 ............     BAA1          5,002
                                                                    -------
                   PERIODICALS--0.55%
                    TIME WARNER, INC
                     (PASS-THRU ASSET TRUST)
   8,000,000        ^ 4.900%, 07/29/99 ............      BA1          7,841
                    TIME WARNER, INC
                     (PASS-THRU CERT)
   5,000,000        ^ 6.100%, 12/30/01 ............      BA1          4,899
                                                                    -------
                                                                     12,740
                                                                    -------
                   PERSONAL CREDIT
                    INSTITUTIONS--0.39%
                    CAPITAL ONE BANK (SR NOTE)
   5,000,000          7.200%, 07/19/99 ............     BAA3          5,069


                                                       MOODY'S       VALUE
   PRINCIPAL                                           RATINGS       (000)
   ---------                                           -------       -----

                    HOUSEHOLD INTERNATIONAL
                     NETHERLANDS BV (SR NOTE)
  $4,000,000          5.250%, 10/15/98 ............       A3        $ 3,978
                                                                    -------
                                                                      9,047
                                                                    -------
                   PETROLEUM REFINING--0.23%
                    LYONDELL PETROCHEMICAL
                     CO NOTE
   5,000,000          10.000%, 06/01/99 ...........     BAA3          5,256
                                                                    -------
                   PRESERVED FRUITS AND
                    VEGETABLES--0.08%
                    CAMPBELL SOUP CO NOTE
   2,000,000          5.625%, 09/15/03 ............      AA3          1,941
                                                                    -------
                   RADIO AND TELEVISION
                    BROADCASTING--0.01%
                    VIACOM INTERNATIONAL, INC
                     (SUBORDINATED DEB)
     205,000          8.000%, 07/07/06 ............       B1            206
                                                                    -------
                   RAILROADS--0.28%
                    NORFOLK SOUTHERN
                     CORP NOTE
   3,000,000          6.950%, 05/01/02 ............     BAA1          3,077
   3,000,000          7.900%, 05/15/97 ............     BAA1          3,406
                                                                    -------
                                                                      6,483
                                                                    -------
                   SECURITY BROKERS AND
                    DEALERS--0.66%
                    MERRILL LYNCH & CO NOTE
   5,000,000          6.550%, 08/01/04 ............      AA3          5,044
                    MORGAN STANLEY
                     GROUP, INC (SR NOTE)
   5,000,000          9.750%, 02/15/03 ............       A1          5,198
                    SALOMON SMITH BARNEY
                     HOLDINGS NOTE
   5,000,000          6.375%, 10/01/04 ............       A2          4,973
                                                                    -------
                                                                     15,215
                                                                    -------
                   TELEPHONE
                    COMMUNICATIONS--1.19%
                    NEW YORK TELEPHONE CO DEB
   7,000,000          9.375%, 07/15/31 ............       A2          7,934
   3,000,000          7.250%, 02/15/24 ............       A2          3,043
                    TCI COMMUNICATIONS, INC
                     (SR NOTE)
   6,000,000          6.375%, 09/15/99 ............      BA1          6,001
                    US WEST CAPITAL FUNDING, INC
                     (GUARANTEED NOTE)
   3,000,000          6.950%, 01/15/37 ............     BAA1          3,090
                    U.S. WEST COMMUNICATIONS,
                     INC NOTE
   2,500,000          6.125%, 11/15/05 ............      AA3          2,466
                    U.S. WEST COMMUNICATIONS,
                     INC NOTE
   5,000,000          6.625%, 09/15/05 ............      AA3          5,084
                                                                    -------
                                                                     27,618
                                                                    -------
                   TOTAL CORPORATE BONDS
                    (COST $266,517) ...............                 270,560
                                                                    -------


                       See notes to financial statements.

                                                       MOODY'S        VALUE
   PRINCIPAL                                           RATINGS        (000)
   ---------                                           -------        -----

                  GOVERNMENT BONDS--27.20%
                   AGENCY SECURITIES--1.60%
                    FEDERAL HOME LOAN MORTGAGE
                     CORP (FHLMC)
 $ 5,000,000          7.090%, 11/24/06                              $ 5,041
                    FEDERAL NATIONAL MORTGAGE
                     ASSOCIATION (FNMA)
   5,000,000          5.970%, 10/02/00 ............      AAA          5,013
   2,000,000          6.375%, 10/13/00 ............                   2,000
   1,000,000          8.250%, 12/18/00 ............                   1,061
   1,000,000          7.400%, 07/01/04 ............                   1,076
   9,000,000          7.875%, 02/24/05 ............                   9,944
   8,000,000          5.800%, 02/22/06 ............                   7,864
   5,000,000          6.210%, 11/07/07 ............                   5,020
                                                                    -------
                                                                     37,019
                                                                    -------
                   MORTGAGE BACKED SECURITIES--10.41%
                    FEDERAL HOME LOAN MORTGAGE
                     CORP (FHLMC)
   2,045,000          6.000%, 10/15/10 ............                   2,041
   4,236,022          6.000%, 03/01/11 ............                   4,191
   1,256,161          7.000%, 05/01/23 ............                   1,274
   3,848,353          8.500%, 07/01/24 ............                   4,025
                    FEDERAL NATIONAL MORTGAGE
                     ASSOCIATION (FNMA)
   4,082,926          6.000%, 12/01/02 ............                   4,054
     539,933          8.500%, 02/01/05 ............                     555
   1,702,341          7.500%, 06/01/11 ............                   1,749
   1,337,010          8.000%, 06/01/11 ............                   1,382
   1,627,944          8.000%, 07/01/11 ............                   1,682
     430,143          7.500%, 08/01/11 ............                     442
     683,917          7.500%, 09/01/11 ............                     703
   1,569,248          7.500%, 10/01/11 ............                   1,612
   9,832,261          7.000%, 04/01/12 ............                   9,980
   6,354,341          6.500%, 09/01/12 ............                   6,365
   2,623,633          8.000%, 03/01/23 ............                   2,732
   8,362,491          8.500%, 12/01/24 ............                   8,775
  19,500,000        @ 6.500%, 02/25/28 ............                  19,244
  65,500,000        @ 7.000%, 02/25/28 ............                  65,910
  36,000,000        @ 7.500%, 02/25/28 ............                  36,811
                    GOVERNMENT NATIONAL
                     MORTGAGE ASSOCIATION (GNMA)
     683,371          8.500%, 09/15/09 ............                     717
     614,819          8.500%, 10/15/09 ............                     645
     501,909          8.500%, 12/15/09 ............                     527
   4,125,261          9.000%, 12/15/09 ............                   4,456
   3,890,866          9.000%, 12/15/17 ............                   4,239
     395,386          9.000%, 03/15/20 ............                     429
     260,948          9.000%, 08/15/20 ............                     283
   4,147,556          7.000%, 03/20/22 ............                   4,266
   4,015,406          8.000%, 06/15/22 ............                   4,187
   4,352,425          7.125%, 07/20/22 ............                   4,471
   4,460,645          6.875%, 10/20/22 ............                   4,592
   4,084,110          7.000%, 02/20/23 ............                   4,205
   4,225,250          7.125%, 07/20/23 ............                   4,328
   5,999,883          7.000%, 10/15/23 ............                   6,071
   2,345,637          7.000%, 11/15/23 ............                   2,374
   6,163,627          6.875%, 12/20/23 ............                   6,328
   3,535,799          7.375%, 05/20/24 ............                   3,643
   6,975,105          7.000%, 09/15/24 ............                   7,059
   4,864,137          5.500%, 04/20/27 ............                   4,922

                                                       MOODY'S        VALUE
   PRINCIPAL                                           RATINGS        (000)
   ---------                                           -------        -----

                    RESOLUTION TRUST CORP SERIES
                     1992-8 (CLASS A-2)
                     (MTGE PASS-THRU CERT)
$     82,987          8.250%, 12/25/26 ............      AAA        $    82
                                                                    -------
                                                                    241,351
                                                                    -------
                   U.S. TREASURY SECURITIES--15.19%
                    U.S. TREASURY BOND
  15,400,000         12.000%, 08/15/13 ............                  22,691
  34,000,000          7.500%, 11/15/16 ............                  39,684
  31,000,000          8.500%, 02/15/20 ............                  40,300
   6,000,000          7.625%, 11/15/22 ............                   7,224
  29,000,000          6.875%, 08/15/25 ............                  32,335
                    U.S. TREASURY NOTE
  18,000,000          6.750%, 05/31/99 ............                  18,264
  20,000,000          6.875%, 07/31/99 ............                  20,356
  22,500,000          7.750%, 01/31/00 ............                  23,400
  32,500,000        * 6.250%, 05/31/00 ............                  32,906
  23,000,000          6.375%, 03/31/01 ............                  23,431
   4,000,000          6.500%, 08/31/01 ............                   4,099
  31,500,000          7.500%, 11/15/01 ............                  33,395
  39,000,000          6.625%, 04/30/02 ............                  40,280
   5,000,000          5.750%, 08/15/03 ............                   5,003
   8,500,000          6.125%, 08/15/07 ............                   8,735
                                                                    -------
                                                                    352,103
                                                                    -------
                   TOTAL GOVERNMENT BONDS
                    (COST $615,630) ...............                 630,473
                                                                    -------
                  TOTAL BONDS
                   (COST $882,147) ................                 901,033
                                                                    -------
    SHARES
    ------
                  COMMON STOCK--60.06%
                   AIR TRANSPORTATION, SCHEDULED--0.73%
     44,700     oAMR CORP .............................               5,744
     63,900      DELTA AIRLINES, INC ..................               7,604
     66,375      SOUTHWEST AIRLINES CO ................               1,634
     20,300      oUAL CORP ............................               1,878
      1,200     oUS AIRWAYS GROUP, INC ................                  75
                                                                 ----------
                                                                     16,935
                                                                 ----------

                APPAREL, PIECE GOODS,
                 AND NOTIONS--0.21%
    121,200      NIKE, INC (CLASS B) ..................               4,757
                                                                 ----------
                AUTOMOTIVE RENTALS, NO DRIVERS--0.01%
      3,400      RYDER SYSTEM, INC ....................                 111
                                                                 ----------
                BEVERAGES--1.57%
    529,600      COCA COLA CO .........................              35,285
     33,200      COCA COLA ENTERPRISES, INC ...........               1,181
                                                                 ----------
                                                                     36,466
                                                                 ----------

                BLANKBOOKS AND BOOKBINDING--0.02%
     12,600      DELUXE CORP ..........................                 435
                                                                 ----------
                BLAST FURNACE AND BASIC
                 STEEL PRODUCTS--0.22%
     27,600      BIRMINGHAM STEEL CORP ................                 435
     64,100      NUCOR CORP ...........................               3,097
     98,850      WORTHINGTON INDUSTRIES, INC ..........               1,631
                                                                 ----------
                                                                      5,163
                                                                 ----------

                       See notes to financial statements.

                                                           VALUE
   SHARES                                                  (000)
   ------                                                ---------


                BOOKS--0.15%
     46,600      MCGRAW HILL COS, INC ................. $    3,448
                                                        ----------
                CABLE AND OTHER PAY TV
                 SERVICES--0.31%
      6,300      COMCAST CORP (CLASS A) ...............        201
     18,150      COMCAST CORP (CLASS A) SPECIAL .......        573
     55,745     oCOX COMMUNICATIONS, INC
                  (CLASS A) ...........................      2,233
     13,320     oTCI SATELLITE ENTERTAINMENT
                  (CLASS A) ...........................         92
     93,394     oTELE-COMMUNICATIONS, INC
                  (CLASS A) ...........................      2,609
     53,406     oTELECOM-TCI VENTURES GROUP
                  (CLASS A) ...........................      1,512
                                                        ----------
                                                             7,220
                                                        ----------
                COMBINATION UTILITY SERVICES--0.50%
    118,700      NIPSCO INDUSTRIES, INC ...............      5,868
    207,700      PACIFICORP ...........................      5,673
                                                        ----------
                                                            11,541
                                                        ----------
                COMMERCIAL BANKS--5.80%
    165,265      BANC ONE CORP ........................      8,976
     80,800      BANK OF NEW YORK CO, INC .............      4,671
    226,200      BANKAMERICA CORP .....................     16,513
     13,600      BANKERS TRUST NEW YORK CORP ..........      1,529
     39,800      BARNETT BANKS, INC ...................      2,861
    101,800      CHASE MANHATTAN CORP .................     11,147
    121,191      CITICORP CO ..........................     15,323
     38,200      CORESTATES FINANCIAL CORP ............      3,058
     82,140      FIRST CHICAGO NBD CORP ...............      6,859
     55,167      FLEET FINANCIAL GROUP, INC ...........      4,134
     12,800      KEYCORP ..............................        906
    140,350      MBNA CORP ............................      3,833
     77,500      MORGAN (J.P.) & CO, INC ..............      8,748
    179,672      NATIONSBANK CORP .....................     10,926
    209,600      NORWEST CORP .........................      8,096
    104,600      PNC BANK CORP ........................      5,969
     99,000      SUNTRUST BANKS, INC ..................      7,066
     29,330      U.S. BANCORP .........................      3,283
     58,400      WACHOVIA CORP ........................      4,738
     16,824      WELLS FARGO & CO .....................      5,711
                                                        ----------
                                                           134,347
                                                        ----------
               COMMUNICATIONS EQUIPMENT--0.03%
     24,200     oDSC COMMUNICATIONS CORP ..............        581
     15,300     oGLENAYRE TECHNOLOGIES, INC ...........        151
                                                        ----------
                                                               732
                                                        ----------
               COMPUTER AND DATA PROCESSING
                SERVICES--2.11%
     92,000     AUTOMATIC DATA
                 PROCESSING, INC ......................      5,647
    114,825     COMPUTER ASSOCIATES
                 INTERNATIONAL, INC ...................      6,071
    247,600     oMICROSOFT CORP .......................     32,002
     82,200     oNOVELL, INC ..........................        617
    202,862     oORACLE CORP ..........................      4,526
                                                        ----------
                                                            48,863
                                                        ----------
               COMPUTER AND OFFICE
                EQUIPMENT--3.38%
     48,300     oAPPLE COMPUTER, INC ..................        634
    191,850     oCISCO SYSTEMS, INC ...................     10,696
    216,455      COMPAQ COMPUTER CORP .................     12,216
     10,462      DIEBOLD, INC .........................        530
    286,400      HEWLETT-PACKARD CO ...................     17,900

                                                           VALUE
   SHARES                                                  (000)
   ------                                                ---------

      7,840     oIMATION CORP ......................... $      125
    271,800     INTERNATIONAL BUSINESS
                 MACHINES CORP ........................     28,420
     54,900      PITNEY BOWES, INC ....................      4,938
     74,200      oSUN MICROSYSTEMS, INC ...............      2,959
                                                        ----------
                                                            78,418
                                                        ----------
               CREDIT REPORTING AND
                COLLECTION--0.30%
     32,900     oACNEILSEN CORP .......................        802
     98,700      COGNIZANT CORP .......................      4,398
     59,100      DUN & BRADSTREET CORP ................      1,828
                                                        ----------
                                                             7,028
                                                        ----------
               DEPARTMENT STORES--1.14%
      1,000     oFEDERATED DEPARTMENT
                  STORES, INC .........................         43
     33,600      MAY DEPARTMENT STORES CO .............      1,770
     60,200      PENNEY, (J.C.) CO, INC ...............      3,631
    532,500      WAL-MART STORES, INC .................     21,000
                                                        ----------
                                                            26,444
                                                        ----------
                DRUG STORES AND PROPRIETARY
                 STORES--0.01%
      4,300      CVS CORP .............................        275
                                                        ----------
                DRUGS--3.03%
     44,700      ALLERGAN, INC ........................      1,500
      2,405     oCRESCENDO PHARMACEUTICALS CORP .......         28
     24,600     oFOREST LABORATORIES, INC .............      1,213
     36,800     oGENZYME CORP
                  (GENERAL DIVISION) ..................      1,021
      3,588     oGENZYME CORP
                  (TISSUE REPAIR DIVISION) ............         25
     23,400     oIVAX CORP ............................        158
     54,500      MALLINCKRODT, INC ....................      2,071
      4,410      MARK IV INDUSTRIES, INC ..............         96
    374,000      MERCK & CO, INC ......................     39,738
     34,500      MYLAN LABORATORIES, INC ..............        722
    379,600      SCHERING-PLOUGH CORP .................     23,583
                                                        ----------
                                                            70,155
                                                        ----------
                DRUGS, PROPRIETARIES, AND
                 SUNDRIES--0.49%
     87,900     oAMGEN, INC ...........................      4,758
     12,402      BERGEN BRUNSWIG CORP (CLASS A) .......        522
     56,400      MCKESSON CORP ........................      6,102
                                                        ----------
                                                            11,382
                                                        ----------
                EATING AND DRINKING PLACES--0.54%
    102,200      DARDEN RESTAURANTS, INC ..............      1,278
    236,900      MCDONALDS CORP .......................     11,312
                                                        ----------
                                                            12,590
                                                        ----------
                ELECTRIC LIGHTING AND
                 WIRING EQUIPMENT--0.04%
     21,300      THOMAS & BETTS CORP ..................      1,006
                                                        ----------
                ELECTRIC SERVICES--0.93%
     32,500      IDAHO POWER CO .......................      1,223
    104,700      LOUISVILLE GAS & ELECTRIC
                  ENERGY CORP .........................      2,591
     33,100      OGE ENERGY CORP ......................      1,810
    279,800      POTOMAC ELECTRIC POWER CO ............      7,222
    126,800      PUGET SOUND ENERGY, INC ..............      3,828
    174,600      TECO ENERGY, INC .....................      4,911
                                                        ----------
                                                            21,585
                                                        ----------

                       See notes to financial statements.

                                                           VALUE
    SHARES                                                 (000)
    ------                                               ---------

                ELECTRICAL GOODS--0.21%
     24,400      AVNET, INC ........................... $    1,610
     33,100      GRAINGER (W.W.), INC .................      3,217
                                                        ----------
                                                             4,827
                                                        ----------
                ELECTRICAL INDUSTRIAL
                 APPARATUS--0.01%
     13,800      BALDOR ELECTRIC CO ...................        299
                                                        ----------
                ELECTRONIC COMPONENTS AND
                 ACCESSORIES--1.37%
     30,800     oADVANCED MICRO DEVICES, INC ..........        552
    367,700      INTEL CORP ...........................     25,831
     48,700     oMICRON TECHNOLOGY, INC ...............      1,266
     35,770      MOLEX, INC ...........................      1,149
     43,500     oNATIONAL SEMICONDUCTOR CORP ..........      1,128
     78,296     oVISHAY INTERTECHNOLOGY, INC ..........      1,850
                                                        ----------
                                                            31,776
                                                        ----------
                ENGINES AND TURBINES--0.27%
     30,600      CUMMINS ENGINE CO, INC ...............      1,807
    107,900      DRESSER INDUSTRIES, INC ..............      4,525
                                                        ----------
                                                             6,332
                                                        ----------
                FAMILY CLOTHING STORES--0.05%
     31,950      GAP, INC .............................      1,132
                                                        ----------
                FARM AND GARDEN MACHINERY--0.27%
    106,200      DEERE & CO ...........................      6,193
                                                        ----------
                FEDERAL AND FEDERALLY-
                 SPONSORED CREDIT AGENCIES--1.39%
    372,600      FEDERAL NATIONAL
                  MORTGAGE ASSOCIATION ................     21,261
    191,200      FREDDIE MAC ..........................      8,018
     21,400      SLM HOLDING CORP .....................      2,977
                                                        ----------
                                                            32,256
                                                        ----------
                FIRE, MARINE, AND
                 CASUALTY INSURANCE--0.40%
    102,353      ALLSTATE CORP ........................      9,301
      1,400      SAFECO CORP ..........................         68
                                                        ----------
                                                             9,369
                                                        ----------
                FUNERAL SERVICE AND
                 CREMATORIES--0.06%
     37,500      SERVICE CORP INTERNATIONAL ...........      1,385
                                                        ----------
                GAS PRODUCTION AND
                 DISTRIBUTION--0.86%
     33,400      EL PASO NATURAL GAS CO ...............      2,221
     24,600      EQUITABLE RESOURCES, INC .............        870
     30,800      KEYSPAN ENERGY CORP ..................      1,134
     18,800      MCN ENERGY GROUP, INC ................        759
     55,700      NICOR, INC ...........................      2,350
      9,200      PEOPLES ENERGY CORP ..................        362
    134,900      SONAT, INC ...........................      6,172
    211,800      WILLIAMS COS, INC ....................      6,010
                                                        ----------
                                                            19,878
                                                        ----------
                GENERAL INDUSTRIAL
                 MACHINERY--0.38%
     23,500      FEDERAL-MOGUL CORP ...................        952
     46,800      GRACO, INC ...........................      1,746
     25,900      NORDSON CORP .........................      1,188
     30,238      TIMKEN CO ............................      1,039
     85,270      TYCO INTERNATIONAL LTD ...............      3,842
                                                        ----------
                                                             8,767
                                                        ----------

                                                           VALUE
    SHARES                                                 (000)
    ------                                               ---------

                GOLD AND SILVER ORES--0.16%
    122,593      NEWMONT MINING CORP .................. $    3,601
                                                        ----------
                GRAIN MILL PRODUCTS--1.31%
     74,400      CPC INTERNATIONAL, INC ...............      8,035
    102,000      GENERAL MILLS, INC ...................      7,306
    183,600      KELLOGG CO ...........................      9,111
    113,500      QUAKER OATS CO .......................      5,987
                                                        ----------
                                                            30,439
                                                        ----------
                GROCERIES AND RELATED
                 PRODUCTS--0.14%
     72,400      SYSCO CORP ...........................      3,299
                                                        ----------
                GROCERY STORES--0.28%
     88,300      ALBERTSONS, INC ......................      4,183
     47,600      AMERICAN STORES CO ...................        979
     37,600     oKROGER CO ............................      1,389
                                                        ----------
                                                             6,551
                                                        ----------
                HOLDING OFFICES--0.19%
    108,200      SIGMA ALDRICH CORP ...................      4,301
                                                        ----------
                HOSPITALS--0.43%
    188,955      COLUMBIA/HCA HEALTHCARE CORP .........      5,598
     11,700     oHUMANA, INC ..........................        243
    123,300     oTENET HEALTHCARE CORP ................      4,084
                                                        ----------
                                                             9,925
                                                        ----------
                HOUSEHOLD APPLIANCES--0.15%
     63,400      WHIRLPOOL CORP .......................      3,487
                                                        ----------
                INDUSTRIAL INORGANIC
                 CHEMICALS--0.62%
     94,600      AIR PRODUCTS & CHEMICALS, INC ........      7,781
    148,600      PRAXAIR, INC .........................      6,687
                                                        ----------
                                                            14,468
                                                        ----------
                INDUSTRIAL MACHINERY,
                 NEC--0.03%
     49,200     oUNOVA, INC ...........................        809
                                                        ----------
                INSURANCE AGENTS,
                 BROKERS, AND SERVICE--0.16%
     49,100      MARSH & MCLENNAN COS, INC ............      3,661
                                                        ----------
                LIFE INSURANCE--2.39%
    289,545      AMERICAN INTERNATIONAL GROUP, INC ....     31,488
     49,700      CHUBB CORP ...........................      3,759
      9,300      CIGNA CORP ...........................      1,609
     11,958      CONSECO, INC .........................        543
     14,900      GENERAL REINSURANCE CORP .............      3,159
    275,432      TRAVELERS GROUP, INC .................     14,839
                                                        ----------
                                                            55,397
                                                        ----------
                LUMBER AND OTHER
                 BUILDING MATERIALS--0.36%
    142,950      HOME DEPOT, INC ......................      8,416
                                                        ----------
                MEDICAL INSTRUMENTS AND
                 SUPPLIES--2.43%
     48,100     oALZA CORP ............................      1,530
      6,680     oALZA CORP WTS 12/31/99 ...............          1
    218,800      BECTON DICKINSON & CO ................     10,940
      6,500      BIOMET, INC ..........................        167
     51,900     oBOSTON SCIENTIFIC CORP ...............      2,381
    500,600      JOHNSON & JOHNSON CO .................     32,977
    151,400      MEDTRONIC, INC .......................      7,920
     12,900     oST. JUDE MEDICAL, INC ................        393
                                                        ----------
                                                            56,309
                                                        ----------

                       See notes to financial statements.

                                                            VALUE
   SHARES                                                   (000)
   ------                                                   ------

                MEDICAL SERVICE AND
                 HEALTH INSURANCE--0.02%
      3,500     oCNA FINANCIAL CORP ................... $      447
                                                        ----------
                MEN'S AND BOYS'
                 FURNISHINGS--0.03%
     14,600      VF CORP ..............................        671
                                                        ----------
                MISCELLANEOUS  AMUSEMENT,
                 RECREATION SERVICES--0.00%
      5,500     oCIRCUS CIRCUS ENTERPRISES, INC .......        113
                                                        ----------
                MISCELLANEOUS CHEMICAL
                 PRODUCTS--0.63%
     26,900      BETZDEARBORN, INC ....................      1,643
     40,300      CABOT CORP ...........................      1,113
     18,688      FULLER (H.B.) CO .....................        925
     70,700      NALCO CHEMICAL CORP ..................      2,797
    131,000     oSMITH INTERNATIONAL, INC .............      8,040
                                                        ----------
                                                            14,518
                                                        ----------
                MISCELLANEOUS CONVERTED PAPER
                 PRODUCTS--0.38%
     92,000      AVERY DENNISON CORP ..................      4,117
    135,500      SONOCO PRODUCTS CO ...................      4,700
                                                        ----------
                                                             8,817
                                                        ----------
                MISCELLANEOUS FOOD AND KINDRED
                 PRODUCTS--0.01%
      5,800      MCCORMICK & CO, INC (NON-VOTE) .......        162
                                                        ----------
                MISCELLANEOUS NONMETALLIC MINERAL
                 PRODUCTS--0.81%
    227,600     MINNESOTA MINING &
                  MANUFACTURING CO ....................     18,677
                                                        ----------
                MISCELLANEOUS PETROLEUM AND COAL
                 PRODUCTS--0.06%
     45,800     oWD-40 CO .............................      1,328
                                                        ----------
                MISCELLANEOUS PLASTICS PRODUCTS,
                 NEC--0.23%
     25,400      RAYCHEM CORP .........................      1,094
     90,300      RUBBERMAID, INC ......................      2,258
     80,462      SCHULMAN (A.), INC ...................      2,022
                                                        ----------
                                                             5,374
                                                        ----------
                MISCELLANEOUS SHOPPING GOOD
                 STORES--0.06%
     45,950     oTOYS R US, INC .......................      1,445
                                                        ----------
                MISCELLANEOUS TRANSPORTATION
                 EQUIPMENT--0.02%
     12,000      FLEETWOOD ENTERPRISES, INC ...........        509
                                                        ----------
                MORTGAGE BANKERS AND
                 BROKERS--0.34%
    154,965      FIRST UNION CORP .....................      7,942
                                                        ----------
                MOTION PICTURE PRODUCTION AND
                 SERVICES--0.91%
    198,275      DISNEY (WALT) CO .....................     19,642
     40,912     oLIBERTY MEDIA GROUP (CLASS A) ........      1,483
                                                        ----------
                                                            21,125
                                                        ----------
                MOTOR VEHICLES AND
                 EQUIPMENT--0.53%
    124,400      ECHLIN, INC ..........................      4,502
    116,500      ILLINOIS TOOL WORKS, INC .............      7,005
     24,500      MODINE MANUFACTURING CO ..............        836
                                                        ----------
                                                            12,343
                                                        ----------

                                                           VALUE
    SHARES                                                 (000)
    ------                                               ---------

                MOTOR VEHICLES, PARTS, AND
                 SUPPLIES--0.28%
    191,850      GENUINE PARTS CO ..................... $    6,511
                                                        ----------
                NATURAL GAS LIQUIDS--0.07%
     20,900      COLUMBIA GAS SYSTEMS, INC ............      1,642
                                                        ----------
                NEWSPAPERS--0.81%
     41,000      DOW JONES & CO, INC ..................      2,201
    155,400      GANNETT CO, INC ......................      9,606
     11,300      KNIGHT-RIDDER, INC ...................        588
     13,100      NEW YORK TIMES CO (CLASS A) ..........        866
     90,600      TIMES MIRROR CO (CLASS A) ............      5,572
                                                        ----------
                                                            18,833
                                                        ----------
                NONSTORE RETAILERS--0.20%
    104,800      SEARS ROEBUCK & CO ...................      4,742
                                                        ----------
                OIL AND GAS EXTRACTION--1.39%
     75,700      ANADARKO PETROLEUM CORP ..............      4,594
     96,500      APACHE CORP ..........................      3,384
    147,400      CONSOLIDATED NATURAL GAS CO ..........      8,918
     81,700      HELMERICH & PAYNE, INC ...............      5,545
     60,200      MITCHELL ENERGY & DEVELOPMENT
                  CORP (CLASS B) ......................      1,753
     78,200      NOBLE AFFILIATES, INC ................      2,757
    164,400     oORYX ENERGY CO .......................      4,192
    105,500     oSANTA FE ENERGY RESOURCES, INC .......      1,187
                                                        ----------
                                                            32,330
                                                        ----------
                OIL AND GAS FIELD SERVICES--1.10%
     63,000     oBJ SERVICES CO .......................      4,532
         50      ENSCO INTERNATIONAL, INC .............          2
    102,900     oNABORS INDUSTRIES, INC ...............      3,235
     97,800     oNOBLE DRILLING CORP ..................      2,995
     89,600      PACIFIC ENTERPRISES, INC .............      3,371
    192,700     oPARKER DRILLING CO ...................      2,349
    123,900     oROWAN COS, INC .......................      3,779
     64,400      TRANSOCEAN OFFSHORE, INC .............      3,103
     47,658     oWEATHERFORD ENTERRA, INC .............      2,085
                                                        ----------
                                                            25,451
                                                        ----------
                OPERATIVE BUILDERS--0.06%
     28,600      HILLENBRAND INDUSTRIES, INC ..........      1,464
                                                        ----------
                OPHTHALMIC GOODS--0.05%
     30,800      BAUSCH & LOMB, INC ...................      1,220
                                                        ----------
                PAPER AND PAPER PRODUCTS--0.08%
     50,900      IKON OFFICE SOLUTIONS, INC ...........      1,432
     25,450      UNISOURCE WORLDWIDE, INC .............        363
                                                        ----------
                                                             1,795
                                                        ----------
                PAPER MILLS--0.67%
    149,400      CONSOLIDATED PAPERS, INC .............      7,974
    140,500      UNION CAMP CORP ......................      7,543
                                                        ----------
                                                            15,517
                                                        ----------
                PASSENGER TRANSPORTATION
                 ARRANGEMENT--0.72%
    186,000      AMERICAN EXPRESS CO ..................     16,601
                                                        ----------
                PERIODICALS--0.43%
    158,948      TIME WARNER, INC .....................      9,855
                                                        ----------
                PERSONAL CREDIT INSTITUTIONS--0.25%
      7,500      BENEFICIAL CORP ......................        623
     40,853      HOUSEHOLD INTERNATIONAL, INC .........      5,211
                                                        ----------
                                                             5,834
                                                        ----------

                       See notes to financial statements.

                                                           VALUE
    SHARES                                                 (000)
    ------                                               ---------

                PERSONNEL SUPPLY SERVICES--0.13%
     70,400      NEWELL COS, INC ...................... $    2,992
                                                        ----------
                PETROLEUM AND PETROLEUM
                 PRODUCTS--0.12%
    104,400      LYONDELL PETROCHEMICAL CO ............      2,767
                                                        ----------
                PETROLEUM REFINING--0.26%
    112,500      MURPHY OIL CORP ......................      6,096
                                                        ----------
                PHOTOGRAPHIC EQUIPMENT
                 AND SUPPLIES--0.43%
    133,900      XEROX CORP ...........................      9,883
                                                        ----------
                PLASTICS MATERIALS AND
                 SYNTHETICS--0.05%
     45,750      HANNA (M.A.) CO ......................      1,155
                                                        ----------
                PRESERVED FRUITS AND
                 VEGETABLES--1.17%
    246,100      CAMPBELL SOUP CO .....................     14,305
    202,050      HEINZ (H.J.) CO ......................     10,267
     98,800      WHITMAN CORP .........................      2,575
                                                        ----------
                                                            27,147
                                                        ----------
                PRIMARY NONFERROUS METALS--0.13%
     88,200     oALUMAX, INC ..........................      2,999
                                                        ----------
                RADIO AND TELEVISION
                 BROADCASTING--0.14%
     76,931     oVIACOM, INC (CLASS B) ................      3,188
      3,523     oVIACOM, INC (CLASS B) WTS 07/07/99 ...          1
                                                        ----------
                                                             3,189
                                                        ----------
                RADIO, TELEVISION, AND
                 COMPUTER STORES--0.00%
      2,000      TANDY CORP ...........................         77
                                                        ----------
                RAILROADS--0.56%
    421,200      NORFOLK SOUTHERN CORP ................     12,978
                                                        ----------
                REAL ESTATE OPERATORS
                 AND LESSORS--0.30%
     20,600      ROUSE CO .............................        675
    139,200      WEINGARTEN REALTY INVESTORS, INC .....      6,238
                                                        ----------
                                                             6,913
                                                        ----------
                SAVINGS INSTITUTIONS--0.25%
     12,800      H.F. AHMANSON & CO ...................        857
     76,008      WASHINGTON MUTUAL, INC ...............      4,850
                                                        ----------
                                                             5,707
                                                        ----------
                SEARCH AND NAVIGATION
                 EQUIPMENT--0.03%
     48,400      SENSORMATIC ELECTRONICS CORP .........        796
                                                        ----------
                SECURITY AND COMMODITY
                 SERVICES--0.12%
     25,000      TRANSAMERICA CORP ....................      2,663
                                                        ----------
                SECURITY BROKERS AND DEALERS--1.16%
    164,200      MERRILL LYNCH & CO, INC ..............     11,976
    250,048      MORGAN STANLEY, DEAN WITTER,
                 DISCOVER .............................     14,784
                                                        ----------
                                                            26,760
                                                        ----------
                SOAP, CLEANERS, AND
                 TOILET GOODS--2.98%
     68,600      AVON PRODUCTS, INC ...................      4,210
    132,200      CLOROX CO ............................     10,452

                                                           VALUE
    SHARES                                                 (000)
    ------                                               ---------

    147,800      COLGATE PALMOLIVE CO ................. $   10,863
     62,500      INTERNATIONAL FLAVORS &
                  FRAGRANCES, INC .....................      3,219
      9,000      NCH CORP .............................        590
    496,600      PROCTER & GAMBLE CO ..................     39,635
                                                        ----------
                                                            68,969
                                                        ----------
                SPECIAL INDUSTRY
                 MACHINERY--0.13%
     94,400     oAPPLIED MATERIALS, INC ...............      2,844
      1,400     oIONICS, INC ..........................         55
                                                        ----------
                                                             2,899
                                                        ----------
                SUGAR AND CONFECTIONERY
                 PRODUCTS--0.47%
    105,200      HERSHEY FOODS CORP ...................      6,516
     56,000      WRIGLEY (WM) JR CO ...................      4,456
                                                        ----------
                                                            10,972
                                                        ----------
                TELEPHONE COMMUNICATIONS--5.34%
     15,900     o360 COMMUNICATIONS CO ................        321
    107,082     oAIRTOUCH COMMUNICATIONS, INC .........      4,451
    162,700      AMERITECH CORP .......................     13,097
    366,500      AT & T CORP ..........................     22,448
    273,282      BELL ATLANTIC CORP ...................     24,869
    335,000      BELLSOUTH CORP .......................     18,865
    100,100      MCI COMMUNICATIONS CORP ..............      4,286
    262,439      SBC COMMUNICATIONS, INC ..............     19,224
     71,500      SPRINT CORP ..........................      4,192
    162,044      U.S. WEST COMMUNICATIONS GROUP, INC ..      7,312
    161,144     oU.S. WEST MEDIA GROUP, INC ...........      4,653
                                                        ----------
                                                           123,718
                                                        ----------
                TIRES AND INNER
                 TUBES--0.06%
     24,100      BANDAG, INC ..........................      1,288
                                                        ----------
                TOYS AND SPORTING
                 GOODS--0.28%
     60,100      HASBRO, INC ..........................      1,893
    126,691      MATTEL, INC ..........................      4,719
                                                        ----------
                                                             6,612
                                                        ----------
                TRUCKING AND COURIER
                 SERVICES, EXCEPT AIR--0.20%
     74,400      ARNOLD INDUSTRIES, INC ...............      1,283
     57,200      CALIBER SYSTEM, INC ..................      2,785
     21,100      ROADWAY EXPRESS, INC .................        467
                                                        ----------
                                                             4,535
                                                        ----------
                VARIETY STORES--0.12%
    148,600     oK MART CORP ..........................      1,718
     53,600     oWOOLWORTH CORP .......................      1,092
                                                        ----------
                                                             2,810
                                                        ----------

                WOMEN'S ACCESSORY AND
                 SPECIALTY STORES--0.02%
     16,806      LIMITED, INC .........................        429
                                                        ----------
                WOMEN'S AND MISSES'
                 OUTERWEAR--0.03%
     15,800      LIZ CLAIBORNE, INC ...................        657
                                                        ----------
                TOTAL COMMON STOCK
                 (COST $741,361).......................  1,392,055
                                                        ----------

                       See notes to financial statements.

                                                           VALUE
   PRINCIPAL                                               (000)
   ---------                                             ---------

             SHORT TERM INVESTMENTS--5.75%
              COMMERCIAL PAPER--5.75%
               CONAGRA, INC
$36,870,000    * 6.000%, 01/14/98 .....................   $ 36,780
               EL PASO NATURAL GAS CO
 33,830,000    * 6.050%, 01/14/98 .....................     33,748
               NORFOLK SOUTHERN CORP
 25,000,000   ~* 6.100%, 01/14/98 .....................     24,939
 11,471,000   ~* 6.030%, 02/12/98 .....................     11,390
               PRAXAIR, INC
 21,000,000   ~* 6.050%, 01/14/98 .....................     20,949
               SONAT, INC
  5,500,000      7.050%, 01/02/98 .....................      5,498
                                                        ----------
                                                           133,304
                                                        ----------
             TOTAL SHORT TERM INVESTMENTS
              (COST $133,336) .........................    133,304
                                                        ----------
             TOTAL PORTFOLIO
              (COST $1,756,844) ....................... $2,426,392
                                                        ==========


----------
o  Non-income producing
@  These securities were purchased on a delayed delivery basis.
* All or a portion of this security has been segregated by the Custodian to cover margin or other requirements on open futures contracts, covered call options written and securities purchased on a delayed delivery basis.
^ Security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration normally to qualified institutional buyers. At 12/31/97, the value of these securities amounted to $28,068,695 or 1.21% of net assets.
~ Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.

----------
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:

                              MOODY'S RATINGS
                     AAA, AA, A                   19.52%
                     BAA                           8.40%
                     BA                            2.65%
                     B                             0.02%

U.S. Government obligations represent 69.41% of the long term debt portfolio value.

Moody's ratings are provided by Moody's Investors Services (Unaudited).


                       See notes to financial statements.

                 COLLEGE RETIREMENT EQUITIES FUND
         STATEMENT OF INVESTMENTS--GLOBAL EQUITIES ACCOUNT
                         DECEMBER 31, 1997

                        SUMMARY BY INDUSTRY
                               (000)
                                                         VALUE        %
                                                       --------    ------
BONDS
  CORPORATE BONDS
   COMPUTERS, DATA
    PROCESSING SERVICES .........................      $     84     0.00%
   FOREIGN BANKS, BRANCHES
    AND AGENCIES ................................            29     0.00
   LIFE INSURANCE ...............................        12,493     0.24
   METALS AND MINERALS,
    EXCEPT PETROLEUM ............................            92     0.00
   RADIO AND TELEVISION BROADCASTING ............            89     0.00
   SUBDIVIDERS AND DEVELOPERS ...................           122     0.00
                                                         ------     ----
  TOTAL CORPORATE BONDS
   (COST $14,204) ...............................        12,909     0.24
                                                         ------     ----
TOTAL BONDS
  (COST $14,204) ................................        12,909     0.24
                                                         ------     ----
  PREFERRED STOCK
   AIRCRAFT AND PARTS ...........................           140     0.00
   CREDIT REPORTING AND COLLECTION ..............         1,770     0.03
   ELECTRIC SERVICES ............................         2,353     0.04
   LIFE INSURANCE ...............................            73     0.00
   MISCELLANEOUS, BUSINESS SERVICES .............         2,508     0.05
   MOTOR VEHICLES AND EQUIPMENT .................         2,891     0.06
   NEWSPAPERS ...................................         1,345     0.03
   PERIODICALS ..................................        19,950     0.38
                                                         ------     ----
  TOTAL PREFERRED STOCK
   (COST $25,040) ..............................         31,030     0.59
                                                         ------     ----
  COMMON STOCK
   ADVERTISING .................................          2,002     0.04
   AGRICULTURAL CHEMICALS ......................            930     0.02
   AIR TRANSPORTATION, SCHEDULED ...............         15,024     0.29
   AIRCRAFT AND PARTS ..........................         72,550     1.38
   AIRPORTS, FLYING FIELDS, AND SERVICES .......             80     0.00
   APPAREL, PIECE GOODS, AND NOTIONS ...........          1,448     0.03
   AUTO AND HOME SUPPLY STORES .................            459     0.01
   BAKERY PRODUCTS .............................          1,559     0.03
   BEVERAGES ...................................         26,518     0.50
   BLANKBOOKS AND BOOKBINDING ..................            852     0.02
   BLAST FURNACE AND BASIC
    STEEL PRODUCTS .............................         10,610     0.20
   BROADWOVEN FABRIC MILLS, MANMADE ............            347     0.01
   BROADWOVEN FABRIC MILLS, WOOL ...............            177     0.00
   BUS TERMINAL AND SERVICE FACILITIES .........              4     0.00
   CABLE AND OTHER PAY TV SERVICES .............          2,175     0.04
   CARPETS AND RUGS ............................            501     0.01
   CEMENT, HYDRAULIC ...........................          1,433     0.03
   CHEMICAL AND FERTILIZER MINERALS ............          1,098     0.02
   CIGARETTES ..................................         49,999     0.95
   CIGARS ......................................          4,819     0.09
   COMBINATION UTILITY SERVICES ................         10,440     0.20
   COMMERCIAL BANKS ............................        222,985     4.23
   COMMERCIAL PRINTING .........................            210     0.00
   COMMUNICATIONS EQUIPMENT ....................         77,191     1.47
   COMMUNICATIONS SERVICES, NEC ................          2,834     0.05
   COMPUTER AND DATA
    PROCESSING SERVICES ........................        120,357     2.29
   COMPUTER AND OFFICE EQUIPMENT ...............        178,735     3.39
   CONCRETE, GYPSUM, AND
    PLASTER PRODUCTS ...........................          1,343     0.03
   CONSTRUCTION AND RELATED MACHINERY ..........          6,912     0.13
   COPPER ORES .................................            593     0.01
   CREDIT REPORTING AND COLLECTION .............         11,663     0.22
   CRUSHED AND BROKEN STONE ....................            797     0.02


                                                         VALUE        %
                                                       --------    ------
   CUTLERY, HANDTOOLS, AND HARDWARE ............       $ 10,601     0.20%
   DAIRY PRODUCTS ..............................          8,383     0.16
   DEEP SEA FOREIGN TRANSPORTATION
    OF FREIGHT .................................         15,245     0.29
   DEPARTMENT STORES ...........................         47,015     0.89
   DRUG STORES AND PROPRIETARY
    STORES .....................................            882     0.02
   DRUGS .......................................        311,102     5.91
   EATING AND DRINKING PLACES ..................          8,723     0.17
   ELECTRIC DISTRIBUTION EQUIPMENT .............        136,107     2.58
   ELECTRIC LIGHTING AND
    WIRING EQUIPMENT ...........................         25,652     0.49
   ELECTRIC SERVICES ...........................         58,784     1.12
   ELECTRICAL GOODS ............................          1,078     0.02
   ELECTRICAL INDUSTRIAL APPARATUS .............         98,688     1.87
   ELECTRONIC COMPONENTS
    AND ACCESSORIES ............................        200,025     3.80
   ENGINEERING AND ARCHITECTURAL
    SERVICES ...................................            201     0.00
   ENGINES AND TURBINES ........................          1,697     0.03
   FABRICATED RUBBER PRODUCTS, NEC .............            230     0.00
   FABRICATED STRUCTURAL
    METAL PRODUCTS .............................            739     0.01
   FAMILY CLOTHING STORES ......................          1,340     0.03
   FARM AND GARDEN MACHINERY ...................            467     0.01
   FATS AND OILS ...............................              0     0.00
   FEDERAL & FEDERALLY-SPONSORED
    CREDIT AGENCIES ............................          8,901     0.17
   FINANCE SERVICES ............................         40,099     0.76
   FIRE, MARINE, AND CASUALTY INSURANCE ........         44,074     0.84
   FLAT GLASS ..................................          4,721     0.09
   FOREIGN BANKS, BRANCHES
    AND AGENCIES ...............................         22,677     0.43
   FOREST PRODUCTS .............................            296     0.01
   FORESTRY SERVICES ...........................            172     0.00
   FREIGHT TRANSPORTATION ARRANGEMENT ..........         12,981     0.25
   FUNERAL SERVICE AND CREMATORIES .............             41     0.00
   GAS PRODUCTION AND DISTRIBUTION .............          9,767     0.19
   GENERAL INDUSTRIAL MACHINERY ................        221,373     4.20
   GLASS AND GLASSWARE,
    PRESSED OR BLOWN ...........................            372     0.01
   GOLD AND SILVER ORES ........................         59,373     1.13
   GRAIN MILL PRODUCTS .........................         11,491     0.22
   GROCERIES AND RELATED PRODUCTS ..............          2,297     0.04
   GROCERY STORES ..............................         10,373     0.20
   GUIDED MISSILES, SPACE VEHICLES
    AND PARTS ..................................          2,108     0.04
   HEALTH AND ALLIED SERVICES, NEC .............          3,072     0.06
   HEAVY CONSTRUCTION, EXCEPT HIGHWAY ..........          5,247     0.10
   HIGHWAY AND STREET CONSTRUCTION .............            458     0.01
   HOLDING OFFICES .............................         91,153     1.73
   HORTICULTURAL SPECIALTIES ...................             21     0.00
   HOSPITALS ...................................          3,388     0.06
   HOTELS AND MOTELS ...........................          5,627     0.11
   HOUSEHOLD APPLIANCE STORES ..................            508     0.01
   HOUSEHOLD APPLIANCES ........................        102,676     1.95
   HOUSEHOLD AUDIO AND VIDEO EQUIPMENT .........         88,657     1.68
   INDUSTRIAL INORGANIC CHEMICALS ..............          4,087     0.08
   INDUSTRIAL ORGANIC CHEMICALS ................         25,893     0.49
   INSURANCE AGENTS, BROKERS,
    AND SERVICE ................................          4,923     0.09
   INSURANCE CARRIERS, NEC .....................          1,784     0.03
   IRON AND STEEL FOUNDRIES ....................          7,029     0.13
   JEWELRY, SILVERWARE, AND PLATED WARE ........            190     0.00

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
                STATEMENT OF INVESTMENTS-GLOBAL EQUITIES ACCOUNT
                                DECEMBER 31, 1997

                         SUMMARY BY INDUSTRY(CONTINUED)
                                      (000)

                                                         VALUE        %
                                                       --------    ------
   KNITTING MILLS ..............................        $ 1,299     0.02%
   LAUNDRY, CLEANING, AND
    GARMENT SERVICES ............................           724     0.01
   LEAD AND ZINC ORES ...........................           150     0.00
   LIFE INSURANCE ...............................        37,713     0.72
   LOCAL AND SUBURBAN TRANSPORTATION ............         7,398     0.14
   LOGGING ......................................           462     0.01
   LUMBER AND CONSTRUCTION MATERIALS ............         1,683     0.03
   LUMBER AND OTHER BUILDING MATERIALS ..........        12,580     0.24
   MANIFOLD BUSINESS FORMS ......................           213     0.00
   MEASURING AND CONTROLLING DEVICES ............        12,682     0.24
   MEAT PRODUCTS ................................         5,481     0.10
   MEDICAL AND DENTAL LABORATORIES ..............             1     0.00
   MEDICAL INSTRUMENTS AND SUPPLIES .............        41,419     0.79
   MEDICAL SERVICE AND HEALTH INSURANCE .........           851     0.02
   MEN'S AND BOYS' FURNISHINGS ..................         1,893     0.04
   MEN'S AND BOYS' SUITS AND COATS ..............           473     0.01
   METAL CANS AND SHIPPING CONTAINERS ...........           776     0.01
   METAL FORGINGS AND STAMPINGS .................         3,162     0.06
   METAL MINING SERVICES ........................             3     0.00
   METALS AND MINERALS,
    EXCEPT PETROLEUM ............................           767     0.01
   METALWORKING MACHINERY .......................         1,624     0.03
   MISCELLANEOUS AMUSEMENT, RECREATION
    SERVICES ....................................       193,476     3.67
   MISCELLANEOUS APPAREL AND
    ACCESSORY STORES ............................            38     0.00
   MISCELLANEOUS BUSINESS SERVICES ..............        53,057     1.01
   MISCELLANEOUS CHEMICAL PRODUCTS ..............         1,518     0.03
   MISCELLANEOUS CONVERTED
    PAPER PRODUCTS ..............................         9,479     0.18
   MISCELLANEOUS DURABLE GOODS ..................         7,050     0.13
   MISCELLANEOUS ELECTRICAL
    EQUIPMENT AND SUPPLIES ......................         2,518     0.05
   MISCELLANEOUS EQUIPMENT
    RENTAL AND LEASING ..........................           379     0.01
   MISCELLANEOUS FABRICATED
    METAL PRODUCTS ..............................         2,551     0.05
   MISCELLANEOUS FABRICATED
    TEXTILE PRODUCTS ............................         4,312     0.08
   MISCELLANEOUS FOOD AND
    KINDRED PRODUCTS ............................        22,692     0.43
   MISCELLANEOUS FOOD STORES ....................         1,810     0.03
   MISCELLANEOUS INVESTING ......................         2,156     0.04
   MISCELLANEOUS MANUFACTURES ...................         1,935     0.04
   MISCELLANEOUS METAL ORES .....................         8,232     0.16
   MISCELLANEOUS NONDURABLE GOODS ...............           145     0.00
   MISCELLANEOUS NONMETALLIC
    MINERAL PRODUCTS ............................         2,682     0.05
   MISCELLANEOUS PERSONAL SERVICES ..............         1,506     0.03
   MISCELLANEOUS PETROLEUM
    AND COAL PRODUCTS ...........................        66,225     1.26
   MISCELLANEOUS PLASTICS PRODUCTS, NEC .........         9,364     0.18
   MISCELLANEOUS PUBLISHING .....................         1,321     0.03
   MISCELLANEOUS SHOPPING GOOD STORES ...........         2,899     0.06
   MISCELLANEOUS WOOD PRODUCTS ..................         4,440     0.08
   MORTGAGE BANKERS AND BROKERS .................         6,650     0.13
   MOTION PICTURE PRODUCTION
    AND SERVICES ................................        10,670     0.20
   MOTOR VEHICLES AND EQUIPMENT .................        80,851     1.54
   MOTORCYCLES, BICYCLES, AND PARTS .............           679     0.01

                                                         VALUE        %
                                                       --------    ------
   NATURAL GAS LIQUIDS ..........................    $    1,194     0.02%
   NEWSPAPERS ...................................        10,471     0.20
   NONFERROUS FOUNDRIES (CASTINGS) ..............            22     0.00
   NONFERROUS ROLLING AND DRAWING ...............           215     0.00
   NONRESIDENTIAL BUILDING CONSTRUCTION .........           693     0.01
   NONSTORE RETAILERS ...........................         3,000     0.06
   NURSING AND PERSONAL CARE FACILITIES .........           592     0.01
   OFFICE FURNITURE .............................           377     0.01
   OIL AND GAS EXTRACTION .......................       171,652     3.26
   OIL AND GAS FIELD SERVICES ...................       186,523     3.54
   OPERATIVE BUILDERS ...........................           604     0.01
   PAINTS AND ALLIED PRODUCTS ...................           178     0.00
   PAPER AND PAPER PRODUCTS .....................         1,722     0.03
   PAPER MILLS ..................................         4,259     0.08
   PAPERBOARD CONTAINERS AND BOXES ..............            94     0.00
   PAPERBOARD MILLS .............................           448     0.01
   PASSENGER TRANSPORTATION
    ARRANGEMENT .................................        58,046     1.10
   PENS, PENCILS, OFFICE, AND ART SUPPLIES ......           222     0.00
   PERIODICALS ..................................         9,360     0.18
   PERSONAL CREDIT INSTITUTIONS .................         5,257     0.10
   PERSONNEL SUPPLY SERVICES ....................        70,842     1.35
   PETROLEUM AND PETROLEUM PRODUCTS .............           948     0.02
   PETROLEUM REFINING ...........................       148,709     2.82
   PHOTOGRAPHIC EQUIPMENT AND SUPPLIES ..........        96,162     1.83
   PLASTICS MATERIALS AND SYNTHETICS ............        12,808     0.24
   PLUMBING AND HEATING, EXCEPT ELECTRIC ........         1,079     0.02
   POTTERY AND RELATED PRODUCTS .................           219     0.00
   PRESERVED FRUITS AND VEGETABLES ..............         9,167     0.17
   PRIMARY NONFERROUS METALS ....................         5,660     0.11
   PRODUCERS, ORCHESTRAS, ENTERTAINERS ..........       103,474     1.97
   PULP MILLS ...................................           877     0.02
   RADIO AND TELEVISION BROADCASTING ............         5,250     0.10
   RADIO, TELEVISION, AND
    COMPUTER STORES .............................           355     0.01
   RAILROADS ....................................       167,146     3.17
   REAL ESTATE AGENTS AND MANAGERS ..............         7,648     0.15
   REAL ESTATE OPERATORS AND LESSORS ............             3     0.00
   RESEARCH AND TESTING SERVICES ................        22,905     0.43
   RESIDENTIAL BUILDING CONSTRUCTION ............        12,159     0.23
   SANITARY SERVICES ............................        81,715     1.55
   SAVINGS INSTITUTIONS .........................        38,207     0.73
   SAWMILLS AND PLANING MILLS ...................         2,020     0.04
   SEARCH AND NAVIGATION EQUIPMENT ..............           289     0.01
   SECURITY AND COMMODITY SERVICES ..............         2,634     0.05
   SECURITY BROKERS AND DEALERS .................        21,568     0.41
   SHIP, BOAT BUILDING AND REPAIRING ............         1,290     0.02
   SHOE STORES ..................................        80,078     1.52
   SOAP, CLEANERS, AND TOILET GOODS .............        16,146     0.31
   SPECIAL INDUSTRY MACHINERY ...................         3,471     0.07
   SUBDIVIDERS AND DEVELOPERS ...................       104,009     1.98
   SUGAR AND CONFECTIONERY PRODUCTS .............         2,764     0.05
   SURETY INSURANCE .............................        46,359     0.88
   TELEPHONE COMMUNICATIONS .....................       397,143     7.54
   TIRES AND INNER TUBES ........................         4,803     0.09
   TOYS AND SPORTING GOODS ......................           377     0.01
   VARIETY STORES ...............................         3,894     0.07
   WATCHES, CLOCKS, WATCHCASES
    AND PARTS ...................................            14     0.00
   WATER SUPPLY .................................           606     0.01
   WATER TRANSPORTATION SERVICES ................         1,080     0.02


                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
                STATEMENT OF INVESTMENTS-GLOBAL EQUITIES ACCOUNT
                                DECEMBER 31, 1997

                         SUMMARY BY INDUSTRY (CONTINUED)
                                      (000)

                                                         VALUE        %
                                                       --------    ------

   WOMEN'S ACCESSORY AND
    SPECIALTY STORES ............................    $    1,609     0.03%
   WOMEN'S AND CHILDREN'S
    UNDERGARMENTS ...............................         1,036     0.02
   WOMEN'S AND MISSES' OUTERWEAR ................         1,589     0.03
   WOMEN'S CLOTHING STORES ......................        31,702     0.60
   YARN AND THREAD MILLS ........................           125     0.00
                                                      ---------    -----
TOTAL COMMON STOCK
  (COST $4,419,937) .............................     5,144,290    97.68
                                                      ---------    -----
SHORT TERM INVESTMENTS
   COMMERCIAL PAPER .............................        84,832     1.61
   OTHER AGENCIES ...............................        22,578     0.43
   U.S. GOVERNMENT & AGENCIES ...................       289,172     5.49
                                                     ----------   ------
TOTAL SHORT TERM INVESTMENTS
  (COST $396,655) ...............................       396,582     7.53
                                                     ----------   ------
TOTAL PORTFOLIO
  (COST $4,855,836) .............................     5,584,811   106.04
                                                     ----------   ------
    OTHER ASSETS & LIABILITIES, NET .............      (318,141)   (6.04)
                                                     ----------   ------
NET ASSETS ......................................    $5,266,670   100.00%
                                                     ==========   ======


                       See notes to financial statements.

                 COLLEGE RETIREMENT EQUITIES FUND
         STATEMENT OF INVESTMENTS--GLOBAL EQUITIES ACCOUNT
                         DECEMBER 31, 1997

                        SUMMARY BY COUNTRY
                                                  VALUE
                                                  (000)              %
                                                ----------        ------

DOMESTIC:
   UNITED STATES ......................         $2,656,122         47.56%
                                                ----------        ------
TOTAL DOMESTIC ........................          2,656,122         47.56
                                                ----------        ------
FOREIGN:
   AUSTRALIA ..........................             23,762          0.43
   AUSTRIA ............................              3,397          0.06
   BELGIUM ............................             11,160          0.20
   CANADA .............................            155,791          2.79
   DENMARK ............................              9,963          0.18
   FINLAND ............................              6,390          0.11
   FRANCE .............................            157,901          2.83
   GERMANY ............................            162,246          2.91
   HONG KONG ..........................             25,415          0.46
   IRELAND ............................              3,759          0.07
   ITALY ..............................            170,971          3.06
   JAPAN ..............................            602,521         10.79
   MALAYSIA ...........................              7,049          0.13
   NETHERLANDS ........................            236,340          4.23
   NEW ZEALAND ........................              2,695          0.05
   NORWAY .............................             81,131          1.45
   PORTUGAL ...........................              4,731          0.08
   SINGAPORE ..........................              7,521          0.13
   SOUTH AFRICA .......................             12,493          0.22
   SPAIN ..............................             22,928          0.41
   SWEDEN .............................            103,671          1.86
   SWITZERLAND ........................            187,245          3.35
   UNITED KINGDOM .....................            533,027          9.54
                                                ----------        ------
TOTAL FOREIGN .........................          2,532,107         45.34
                                                ----------        ------
TOTAL SHORT TERM ......................            396,582          7.10
                                                ----------        ------
TOTAL PORTFOLIO .......................         $5,584,811        100.00%
                                                ==========        ======

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
                STATEMENT OF INVESTMENTS--GLOBAL EQUITIES ACCOUNT
                                DECEMBER 31, 1997

                                                          VALUE
   PRINCIPAL                                              (000)
  -----------                                          -----------

                BONDS--0.24%
                  CORPORATE BONDS--0.24%
                   COMPUTER AND DATA PROCESSING
                    SERVICES--0.00%

                 #o VIGLEN TECHNOLOGY (CV LOAN STK)
    $ 24,800(4)       0.500%, 01/01/00 .............   $        84
                                                       -----------
                   FOREIGN BANKS, BRANCHES AND
                    AGENCIES--0.00%
                    DRESDNER BV
          52(3)       5.500%, 04/30/04 .............            29
                                                       -----------
                   LIFE INSURANCE--0.24%
                    LIBLIFE INTERNATIONAL CV
  10,665,000(2)       6.500%, 09/30/04 .............        12,493
                                                       -----------
                   METALS AND MINERALS,
                    EXCEPT PETROLEUM--0.00%
                    PREUSSAG AG (W/W)
         113(3)       5.750%, 05/17/01 .............            92
                                                       -----------
                   RADIO AND TELEVISION
                    BROADCASTING--0.00%
                    VIACOM INTERNATIONAL, INC
                     (SUBORDINATED DEB)
      89,000          8.000%, 07/07/06 .............            89
                                                       -----------
                   SUBDIVIDERS AND DEVELOPERS--0.00%
                    AXA S.A. CV
       1,531(1)       4.500%, 01/01/99 .............           122
                                                       -----------
                  TOTAL CORPORATE BONDS
                   (Cost $14,204)...................        12,909
                                                       -----------
                TOTAL BONDS
                  (Cost $14,204) ...................        12,909
                                                       -----------
--------
(1) Denominated in French Francs
(2) Denominated in South African Rand
(3) Denominated in German Deutsche Marks
(4) Denominated in British Pounds


    SHARES
    ------
               PREFERRED STOCK--0.59%
                AIRCRAFT AND PARTS--0.00%
      9,000     oRHEINMETALL AG .......................        140
                                                       -----------
                CREDIT REPORTING AND
                 COLLECTION--0.03%
     24,900      NOKIA AB OY SERIES A .................      1,770
                                                       -----------
                ELECTRIC SERVICES--0.04%
     55,670      RHEIN-WESTFALEN ELECTRIC AG ..........      2,353
                                                       -----------
                LIFE INSURANCE--0.00%
      1,014      AETNA, INC (CLASS C) .................         73
                                                       -----------
                MISCELLANEOUS BUSINESS
                 SERVICES--0.05%
      7,662      SAP AG ...............................      2,508
                                                       -----------
                MOTOR VEHICLES AND EQUIPMENT--0.06%
      6,733      VOLKSWAGENWERKE AG ...................      2,891
                                                       -----------

                                                           VALUE
    SHARES                                                 (000)
    ------                                              ----------
                NEWSPAPERS--0.03%
    271,744      NEWS CORP LTD (LTD-VOTE) ............. $    1,345
                                                       -----------
                PERIODICALS--0.38%
    190,000      WORLDCOM, INC SERIES A ...............     19,950
                                                       -----------
               TOTAL PREFERRED STOCK
                  (Cost $25,040) ......................     31,030
                                                       -----------
               COMMON STOCK--97.68%
                ADVERTISING--0.04%
     40,200      INTERPUBLIC GROUP OF COS, INC ........      2,002
                                                       -----------
               AGRICULTURAL CHEMICALS--0.02%
      8,500      AGRIUM, INC ..........................        103
      9,700     oFMC CORP .............................        653
     18,380      KEMIRA OY ............................        174
                                                       -----------
                                                               930
                                                       -----------
                AIR TRANSPORTATION,
                 SCHEDULED--0.29%
     45,400     oAIR CANADA, INC ......................        468
      6,580      ALL NIPPON AIRWAYS CO LTD ............         25
     29,600     oAMR CORP .............................      3,804
      4,500     oAUSTRIAN AIRLINES/OEST LUFTV AG ......         96
    143,699      BRITISH AIRWAYS PLC ..................      1,410
      4,800      DELTA AIRLINES, INC ..................        571
    126,000     oDEUTSCHE LUFTHANSA AG (REGD) .........      2,418
     25,800     oFEDERAL EXPRESS CORP .................      1,575
    437,600     oJAPAN AIRLINES CO LTD ................      1,195
     12,300      KLM (ROYAL DUTCH AIRLINES) NV ........        455
    207,000      MALAYSIAN AIRLINE SYSTEM BERHAD ......        166
        360     oSAIR GROUP ...........................        494
     14,600      SAS DANMARK AS .......................        213
    170,000      SINGAPORE INTERNATIONAL AIRLINES
                 LTD (FR) .............................      1,110
     15,950      SOUTHWEST AIRLINES CO ................        393
     10,400      SWIRE PACIFIC LTD (CLASS A) ..........         57
      6,200     oUAL CORP .............................        574
                                                       -----------
                                                            15,024
                                                       -----------
                AIRCRAFT AND PARTS--1.38%
  1,406,516      BOEING CO ............................     68,831
     69,552      BRITISH AEROSPACE PLC ................      1,992
      5,868     oBRITISH AEROSPACE PLC WTS 11/15/00 ...        117
      3,200     oHONG KONG AIRCRAFT
                  ENGINEERING CO LTD ..................          8
     66,733      SMITHS INDUSTRIES PLC ................        950
      4,200     oSPAR AEROSPACE LTD ...................         26
         14      THOMSON-CSF ..........................          0
      8,600      UNITED TECHNOLOGIES CORP .............        626
                                                       -----------
                                                            72,550
                                                       -----------
                 AIRPORTS, FLYING FIELDS,
                   AND SERVICES--0.00%
        149      # SODEXHO ALLIANCE S.A ...............         80
                                                       -----------

                APPAREL, PIECE GOODS,
                 AND NOTIONS--0.03%
     36,900      NIKE, INC (CLASS B) ..................      1,448
                                                       -----------

                AUTO AND HOME SUPPLY STORES--0.01%
     21,400      CANADIAN TIRE, INC (CLASS A) .........        459
                                                       -----------

                See notes to financial statements.

                                                           VALUE
    SHARES                                                 (000)
    ------                                              ----------
                BAKERY PRODUCTS--0.03%
     35,794      ASSOCIATED BRITISH FOODS PLC ......... $      307
    389,928      GOODMAN FIELDER LTD ..................        620
      6,000      ORKLA AS SERIES B ....................        517
      2,176      UNITED BISCUITS HOLDINGS PLC .........          8
     11,000      YAMAZAKI BAKING CO LTD ...............        107
                                                       -----------
                                                             1,559
                                                       -----------
                BEVERAGES--0.50%
      2,250      ALLIED DOMECQ PLC ....................         20
     75,700      ANHEUSER BUSCH COS, INC ..............      3,331
     62,000      ASAHI BREWERIES LTD ..................        906
    103,280      BASS LTD .............................      1,591
        784     oBRAU UND BRUNNEN AG ..................         78
    229,593      CADBURY SCHWEPPES LTD ................      2,286
      8,700      CARLSBERG BREWERIES AS (CLASS A) .....        471
     41,377      COCA-COLA AMATIL LTD .................        309
     42,764      COCA COLA CO .........................      2,849
    580,264      DIAGEO PLC ...........................      5,332
    564,300      FOSTERS BREWING GROUP LTD ............      1,074
     12,000      FRASER & NEAVE LTD ...................         52
      7,300      HEINEKEN NV ..........................      1,271
        204     oHOLSTEN BRAUEREI AG ..................         41
    279,000      KIRIN BREWERY CO LTD .................      2,038
     99,100      LION NATHAN LTD ......................        222
      6,670      LVMH MOET HENNESSY LOUIS VUITTON .....      1,108
      8,700      MOLSON CO LTD (CLASS A) ..............        155
      1,200     oOSTERREICHISCHE
                  BRAU-AKTIENGESELLSCHAF ..............         60
         90      PEPSICO, INC .........................          3
     67,850      SAPPORO BREWERIES LTD ................        214
    124,069      SCOTTISH & NEWCASTLE PLC .............      1,525
     47,700      SEAGRAMS CO LTD ......................      1,542
      2,800     oUNICER-UNIAO CERVEJEIRA, S.A .........         40
                                                       -----------
                                                            26,518
                                                       -----------
                BLANKBOOKS AND
                 BOOKBINDING--0.02%
     24,700      DELUXE CORP ..........................        852
                                                       -----------
                BLAST FURNACE AND BASIC
                 STEEL PRODUCTS--0.20%
      2,100      ACERINOX S.A .........................        311
        300      ALLEGHENY TELEDYNE, INC ..............          8
    408,000      AMSTEEL CORP BERHAD ..................         71
     37,000     oBETHLEHEM STEEL CORP .................        319
    510,735      BRITISH STEEL PLC ....................      1,107
    189,000      DAIDO STEEL CO LTD ...................        238
      9,100      DOFASCO, INC .........................        146
      5,400     oHOOGOVENS NEN STAALIADRIEREN NV ......        221
     23,000     oJAPAN METALS & CHEMICALS CO ..........         19
    673,000      KAWASAKI STEEL CORP ..................        921
     48,000     oKOBE STEEL LTD .......................         39
  1,404,000      NIPPON STEEL CORP ....................      2,084
  1,242,000      NKK CORP .............................        993
      2,400      NUCOR CORP ...........................        116
    837,000      SUMITOMO METAL INDUSTRIES LTD ........      1,075
     96,000      TOKYO STEEL MANUFACTURING CO LTD .....        326
     72,400      USX-MARATHON GROUP, INC ..............      2,444
      5,500      USX-US STEEL GROUP, INC ..............        172
                                                       -----------
                                                            10,610
                                                       -----------
                BROADWOVEN FABRIC MILLS,
                 MANMADE--0.01%
    141,000      MITSUBISHI RAYON CO LTD ..............        347
                                                       -----------
                BROADWOVEN FABRIC MILLS,
                 WOOL--0.00%
      2,962      CHARGEURS S.A ........................        177
                                                       -----------

                                                           VALUE
    SHARES                                                 (000)
    ------                                              ----------

                BUS TERMINAL AND SERVICE
                 FACILITIES--0.00%
      1,770     oNEW WORLD INFRASTUCTURE LTD ..........$         4
                                                       -----------
                CABLE AND OTHER PAY TV
                 SERVICES--0.04%
     19,400     oROGERS COMMUNICATIONS, INC
                 (CLASS B) ............................         94
         20     oTCI SATELLITE ENTERTAINMENT (CLASS A).          0
     43,961     oTELE-COMMUNICATIONS, INC (CLASS A) ...      1,228
     30,139     oTELECOM-TCI VENTURES GROUP
                 (CLASS A) ............................        853
                                                       -----------
                                                             2,175
                                                       -----------
                CARPETS AND RUGS--0.01%
     43,100      SHAW INDUSTRIES, INC .................        501
                                                       -----------
                CEMENT, HYDRAULIC--0.03%
     16,960     oLAFARGE S.A. (BR) ....................      1,113
    254,000      SUMITOMO OSAKA CEMENT CO LTD .........        320
                                                       -----------
                                                             1,433
                                                       -----------
                CHEMICAL AND FERTILIZER
                 MINERALS--0.02%
     13,200      POTASH CORP OF SASKATCHEWAN, INC .....      1,098
                                                       -----------
                CIGARETTES--0.95%
         10      CIE FINANCIERE RICHEMONT AG
                  (UNITS A) ...........................         11
     27,100      IMASCO LTD ...........................        956
  1,052,100      PHILIP MORRIS COS, INC ...............     47,673
     56,000      ROTHMANS OF PALL MALL BERHAD .........        435
     11,400      TABACALERA S.A. SERIES A (REGD) ......        924
                                                       -----------
                                                            49,999
                                                       -----------
                CIGARS--0.09%
    446,883      B.A.T. INDUSTRIES LTD ................      4,077
     33,300      ROTHMANS HOLDINGS LTD ................        176
     15,760      SEITA S.A ............................        566
                                                       -----------
                                                             4,819
                                                       -----------

                COMBINATION UTILITY SERVICES--0.20%
     47,100      BALTIMORE GAS & ELECTRIC CO ..........      1,604
     73,000      CONSOLIDATED EDISON CO
                 OF NEW YORK, INC .....................      2,993
      8,300      ELECTRABEL NV ........................      1,920
     39,000      LONG ISLAND LIGHTING CO ..............      1,175
      9,800      PACIFICORP ...........................        268
     71,300      PECO ENERGY CO .......................      1,729
     23,700      PUBLIC SERVICE ENTERPRISE GROUP, INC .        751
                                                       -----------
                                                            10,440
                                                       -----------

                COMMERCIAL BANKS--4.23%
    198,128      ABN-AMRO HOLDINGS NV .................      3,860
    140,860      ALLIED IRISH BANKS PLC ...............      1,365
     13,900      ARGENTARIA S.A .......................        845
    494,514      ASAHI BANK LTD .......................      2,016
     87,000      ASHIKAGA BANK LTD ....................        141
        431      AUSTRALIAN & NEW ZEALAND
                 BANKING GROUP LTD ....................          3
     95,301      BANC ONE CORP ........................      5,176
    248,000      BANCA COMMERCIALE ITALIANA S.P.A .....        863
     52,000      BANCA POPOLARE DI MILANO .............        327
     98,900      BANCO BILBAO VIZCAYA S.A. (REGD) .....      3,199
      8,900      BANCO CENTRALE
                 HISPANOAMERICANO S.A .................        217
    127,500      BANCO SANTANDER S.A ..................      4,258
     15,700      BANK OF NEW YORK CO, INC .............        908
     89,000      BANK OF YOKOHAMA LTD .................        235
     92,414      BANKAMERICA CORP .....................      6,746

                       See notes to financial statements.

                                                           VALUE
    SHARES                                                 (000)
    ------                                              ----------

                COMMERCIAL BANKS - (Continued)
     43,788      BANKBOSTON CORP ...................... $    4,113
     28,800      BANKERS TRUST NEW YORK CORP ..........      3,238
     28,672      BANQIE DE PARIBAS S.A ................      2,493
     41,310      BANQUE NATIONALE DE PARIS ............      2,197
    248,836      BARCLAYS PLC .........................      6,612
     47,600      BAYERISCHE VEREINSBANK AG ............      3,116
    318,460      CHIBA BANK LTD .......................        992
    200,834      CITICORP CO ..........................     25,393
     15,500      COMERICA, INC ........................      1,399
         50      COMMERZBANK AG .......................          2
      1,700      CORESTATES FINANCIAL CORP ............        136
      6,900      CREDITANSTALT-BAVKVEREIN (STAMM) .....        442
    320,600      CREDITO ITALIANO S.P.A ...............        990
      2,000      DAI-ICHI KANGO BANK LTD ..............         12
      5,900      DEN DANSKE BANK AF 1871 ..............        787
     95,530      DEUTSCHE BANK AG .....................      6,747
     60,000      DEVELOPMENT BANK OF
                  SINGAPORE LTD (FR) ..................        513
     85,600      DRESDNER BANK AG .....................      3,951
     68,450      FIRST CHICAGO NBD CORP ...............      5,716
     64,926      FLEET FINANCIAL GROUP, INC ...........      4,865
    786,000      FUJI BANK LTD ........................      3,192
      2,300      GENERALE DE BANQUE S.A ...............      1,001
    185,000      GUNMA BANK LTD .......................      1,209
    130,200      HANG SENG BANK LTD ...................      1,256
     29,000      HIGO FAMILY BANK LTD .................        147
    253,000      HOKURIKU BANK LTD ....................        331
    123,587      HSBC HOLDINGS PLC ....................      3,062
     67,387      HSBC HOLDINGS PLC (HONG KONG) ........      1,661
    201,186      HSBC HOLDINGS LTD (UNITED KINGDOM) ...      5,201
    566,297      INDUSTRIAL BANK OF JAPAN LTD .........      4,051
    129,500      INSTITUTO BANCARIO SAN
                  PAOLO DI TURINO .....................      1,239
     98,200      ISTITUTO MOBILIARE ITALIANO S.P.A ....      1,167
    237,415      JOYO BANK ............................        840
     61,900      KEYCORP ..............................      4,383
    695,051      LLOYDS TSB GROUP PLC .................      8,989
    158,900      MALAYAN BANKING BERHAD ...............        461
    148,700      MBNA CORP ............................      4,061
    114,100      MERITA LTD ...........................        624
    328,000      MITSUBISHI TRUST & BANKING CORP ......      3,305
    376,000      MITSUI TRUST & BANKING CO LTD ........        732
     43,330      MORGAN (J.P.) & CO, INC ..............      4,891
      1,512      NATEXIS S.A ..........................         88
    169,400      NATIONAL AUSTRALIA BANK LTD ..........      2,365
     17,635      NATIONAL CITY CORP ...................      1,160
    132,446      NATIONSBANK CORP .....................      8,054
     50,300      NORWEST CORP .........................      1,943
    107,781      OVERSEAS-CHINESE BANKING
                  CORP LTD (FR) .......................        627
     84,200      PNC BANK CORP ........................      4,805
    252,000     oPUBLIC BANK BERHAD (LR) ..............         78
    233,000      RHB CAPITAL BERHAD ...................        113
     47,900      ROYAL BANK OF CANADA .................      2,530
    180,080      ROYAL BANK OF SCOTLAND PLC ...........      2,305
    953,000      SAKURA BANK LTD ......................      2,734
      4,235      SANWA BANK LTD .......................         43
    133,000      SEVENTY-SEVEN (77) BANK LTD ..........        951
    161,000      SHIZUOKA BANK LTD ....................      1,734
     16,300      SKANDIA FORSAKRINGS AB ...............        769
     80,100      SKANDINAVISKA ENSKILDA
                  BANKEN SERIES A .....................      1,015
     20,203      SOCIETE GENERALE S.A .................      2,754
    762,200      SUMITOMO BANK LTD ....................      8,734

                                                           VALUE
    SHARES                                                 (000)
    ------                                              ----------
     33,800      SVENSKA HANDELSBANKEN SERIES A ....... $    1,169
     10,348     oSWISS BANK CORP (REGD) ...............      3,221
      5,025     oSWISS BANK CORP (REGD) WTS 06/30/00 ..         71
    505,000      TOKAI BANK LTD .......................      2,361
     15,500      U.S. BANCORP .........................      1,735
     11,750      UNI BANKDANMARK AS (CLASS A) .........        863
      5,519      UNION BANK OF SWITZERLAND (BR) .......      7,991
    128,000      UNITED OVERSEAS BANK LTD (FR) ........        710
      6,116      WELLS FARGO & CO .....................      2,076
    459,100      WESTPAC BANKING CORP .................      2,936
     60,600      WING LUNG BANK LTD ...................        290
     55,000      YAMAGUCHI BANK LTD ...................        677
    407,000      YASUDA TRUST & BANKING CO LTD ........        407
                                                       -----------
                                                           222,985
                                                       -----------
                COMMERCIAL PRINTING--0.00%
     10,000      HARLAND (JOHN H.) CO .................        210
                                                       -----------

                COMMUNICATIONS EQUIPMENT--1.47%
     10,891      BETACOM PLC ..........................          6
  1,021,661      BRITISH TELECOMMUNICATIONS PLC .......      8,065
    292,274      CABLE & WIRELESS PLC .................      2,570
      1,700     oDSC COMMUNICATIONS CORP ..............         41
    971,082     oGLOBALSTAR TELECOMMUNICATIONS LTD ....     47,704
     25,600      HARRIS CORP ..........................      1,174
  1,571,805      HONG KONG TELECOMMUNICATIONS LTD .....      3,235
      2,800     oITT CORP .............................        232
     38,700      ITT INDUSTRIES, INC ..................      1,214
     47,174      MOTOROLA, INC ........................      2,692
     13,500     oNEWBRIDGE NETWORKS CORP ..............        472
     18,100      NOKIA AB SERIES K ....................      1,296
     40,000      NORTHERN TELECOMMUNICATIONS LTD ......      3,554
    253,400      TELECOM CORP OF NEW ZEALAND ..........      1,229
    434,000      TELEKOM MALAYSIA BERHAD ..............      1,282
    332,308      VODAFONE GROUP PLC ...................      2,425
                                                       -----------
                                                            77,191
                                                       -----------

                COMMUNICATIONS SERVICES, NEC--0.05%
     77,800      BCE, INC .............................      2,590
      6,200      BCE, INC (U.S.) ......................        207
      3,000      NIPPON COMSYS CORP ...................         37
                                                       -----------
                                                             2,834
                                                       -----------

                COMPUTER AND DATA
                 PROCESSING SERVICES--2.29%
     14,000      ADOBE SYSTEMS, INC ...................        578
     21,800     oAMERICA ONLINE, INC ..................      1,944
     14,100      AUTOMATIC DATA PROCESSING, INC .......        865
     17,500     oBMC SOFTWARE, INC ....................      1,148
  1,559,475      COMPUTER ASSOCIATES
                  INTERNATIONAL, INC ..................     82,457
     32,800      CSK CORP .............................        843
     68,600      ELECTRONIC DATA SYSTEMS CORP .........      3,014
        200      FIRST DATA CORP ......................          6
     63,600      HBO & CO .............................      3,053
      5,600     oKONAMI CO LTD ........................        138
    172,200     oMICROSOFT CORP .......................     22,257
     84,287     oORACLE CORP ..........................      1,881
     12,100     oPARAMETRIC TECHNOLOGY CORP ...........        573
     37,400     oPEOPLESOFT, INC ......................      1,459
         50     oSIEBEL SYSTEMS, INC ..................          2
      7,900      TRANS COSMOS .........................        139
                                                       -----------
                                                           120,357
                                                       -----------
                COMPUTER AND
                 OFFICE EQUIPMENT--3.39%
        600     oASCEND COMMUNICATIONS, INC ...........         15


                       See notes to financial statements.

                                                           VALUE
    SHARES                                                 (000)
    ------                                              ----------
                COMPUTER AND
                 OFFICE EQUIPTMENT - (Continued)
      2,500     oBAY NETWORKS, INC .................... $       64
    794,550     oCISCO SYSTEMS, INC ...................     44,296
    741,100      COMPAQ COMPUTER CORP .................     41,826
     29,200     oDIGITAL EQUIPMENT CORP ...............      1,080
     87,600     oEMC CORP .............................      2,404
    462,000      FUJITSU LTD ..........................      4,975
    153,452      HEWLETT-PACKARD CO ...................      9,591
    538,380      INTERNATIONAL BUSINESS
                  MACHINES CORP .......................     56,294
     14,900     oLITTON INDUSTRIES, INC ...............        857
    899,600     oSEAGATE TECHNOLOGY, INC ..............     17,317
     24,800     oVIGLEN TECHNOLOGY PLC ................         16
                                                       -----------
                                                           178,735
                                                       -----------

                CONCRETE, GYPSUM, AND
                 PLASTER PRODUCTS--0.03%
      6,400     oAKER RGI ASA SERIES A ................        115
     12,108      CIMENTOS DE PORTUGAL .................        318
        300      DYCKERHOFF AG ........................         85
      1,010      HOLDERBANK FINANCIERE
                 GLARUS AG (REGD) .....................        825
                                                       -----------
                                                             1,343
                                                       -----------

                CONSTRUCTION AND
                 RELATED MACHINERY--0.13%
     37,400      BAKER HUGHES, INC ....................      1,632
     99,900      CATERPILLAR, INC .....................      4,851
      1,400      DOVER CORP ...........................         51
         20     oGLOBAL INDUSTRIAL TECHNOLOGIES, INC ..          0
      2,400      VA TECHNOLOGIE AG (BR) ...............        364
     36,000      VAN DER HORST LTD ....................         14
                                                       -----------
                                                             6,912
                                                       -----------

                COPPER ORES--0.01%
     19,200      CYPRUS AMAX MINERALS CO ..............        295
      4,600      NORANDA, INC .........................         79
     17,900      OUTOKUMPU OY SERIES A ................        219
                                                       -----------
                                                               593
                                                       -----------

                CREDIT REPORTING AND
                 COLLECTION--0.22%
      8,300     oAGIV AG ..............................        157
    626,766      BTR PLC ..............................      1,923
      5,147     oBTR PLC WTS 11/26/98 .................          0
     53,100      COGNIZANT CORP .......................      2,366
    102,200      CSR LTD ..............................        346
         55      DE LA RUE CO PLC .....................          0
      3,600      GROUPE BRUXELLES LAMBERT S.A .........        521
     57,000     oHAW PAR CORP LTD .....................         74
    469,000      ITOCHU CORP ..........................        739
      8,602      LAGARDERE S.C.A ......................        285
      8,100      LAIRD GROUP PLC ......................         59
    258,224      LONRHO PLC ...........................        395
    333,000      MALAYAN UNITED INDUSTRIES BERHAD .....         58
    527,000      MARUBENI CORP ........................        928
      7,520      METRA CO SERIES B ....................        177
     74,257      PEARSON PLC ..........................        965
      6,000     oRENONG BERHAD ........................          3
    331,200      SIME DARBY BERHAD ....................        318
    232,000      SUMITOMO CORP ........................      1,303
    240,000      TOKYU CORP ...........................        930
    296,000      UNITED INDUSTRIAL CORP ...............        116
                                                       -----------
                                                            11,663
                                                       -----------

                                                           VALUE
    SHARES                                                 (000)
    ------                                              ----------
                CRUSHED AND BROKEN STONE--0.02%
      7,800      VULCAN MATERIALS CO .................. $      797
                                                       -----------

                CUTLERY, HANDTOOLS, AND
                 HARDWARE--0.20%
    101,600      GILLETTE CO ..........................     10,204
      8,900      SNAP-ON, INC .........................        388
        200      STANLEY WORKS CO .....................          9
                                                       -----------
                                                            10,601
                                                       -----------

                DAIRY PRODUCTS--0.16%
        600      BONGRAIN S.A .........................        253
     12,231      DANONE GROUP .........................      2,186
     49,000      MEIJI MILK PRODUCTS CO LTD ...........        127
     26,000      NESTLE MALAYSIA BERHAD ...............        120
    215,900      PARMALAT FINANZIARIA S.P.A ...........        309
    159,000      SNOW BRAND MILK PRODUCTS CO ..........        429
     81,060      UNIGATE PLC ..........................        802
    484,414      UNILEVER LTD .........................      4,157
                                                       -----------
                                                             8,383
                                                       -----------

                DEEP SEA FOREIGN TRANSPORTATION
                 OF FREIGHT--0.29%
      9,600     oBERGESEN D.Y. AS (CLASS B) ...........        224
        708     oBONA SHIPHOLDING LTD .................          7
         36      DAMPSKIBSSELSKABET AF 1912 (CLASS B) .      1,661
         26      DAMPSKIBSSELSKABET SVENDBORG
                 (CLASS B) ............................      1,709
    950,000     oFIRST OLSEN TANKERS LTD ..............      8,247
    144,000      HAI SUN HUP GROUP LTD ................         58
     43,200     oHAI SUN HUP WTS 05/10/02 .............          3
    150,000      KAMIGUMI CO LTD ......................        445
    237,000     oKAWASAKI KISEN KAISHA LTD ............        288
      6,900      KONINKLIJKE NEDLLOYD GROEP NV ........        157
      4,500      LEIF HOEGH & CO ......................         92
     64,000      MALAYSIAN INTERNATIONAL
                 SHIPPING CO (FR) .....................         94
    468,000     oMITSUI OSK LINES LTD .................        651
     30,100     oNCL HOLDINGS AS ......................        108
        200      NEPTUNE ORIENT LINES LTD .............          0
    192,000      NIPPON YUSEN KABUSHIKI KAISHA ........        529
     67,801      PENINSULAR & ORIENTAL STEAM
                 NAVIGATION CO ........................        780
     54,000      TRANSPORTATION DEVELOPMENT
                 GROUP PLC ............................        182
        800     oUNITOR AS ............................         10
                                                       -----------
                                                            15,245
                                                       -----------

                DEPARTMENT STORES--0.89%
     90,400      ARGOS PLC 5/7 (P/P) ..................        820
    109,000      BOOTS CO LTD .........................      1,584
        175      CARREFOUR SUPERMARCHE S.A ............         91
    210,300      COLES MYER LTD .......................      1,010
     12,000      DAIEI, INC ...........................         50
    122,000      DAIMARU, INC .........................        289
      8,300      DELHAIZE FRERES NV ...................        421
    206,000     oGIORDANO INTERNATIONAL LTD ...........         71
     69,790      GREAT UNIVERSAL STORES PLC ...........        861
     31,000      HANKYU DEPARTMENT STORES, INC ........        173
      1,600      HUDSONS BAY CO .......................         36
      6,000      ISETAN CO ............................         25
    106,000      ITO-YOKADO CO LTD ....................      5,421
        230     oJELMOLI HOLDING AG (BR) ..............        199
     58,000      JUSCO CO LTD .........................        821
         50      KARSTADT AG ..........................         17
    164,370      KINGFISHER PLC .......................      2,293
    371,666      MARKS & SPENCER PLC ..................      3,663


                       See notes to financial statements.

                                                           VALUE
    SHARES                                                 (000)
    ------                                              ----------
                DEPARTMENT STORES - (Continued)
    126,000      MARUI CO LTD ......................... $    1,967
     65,000      MAY DEPARTMENT STORES CO .............      3,425
    144,200      MYCAL CORP ...........................      1,209
     60,042      NEXT PLC .............................        684
     66,900      PENNEY, (J.C.) CO, INC ...............      4,035
      4,720      PINAULT-PRINTEMPS-REDOUTE S.A ........      2,519
      4,840      PROMODES S.A .........................      2,009
     35,320      RINASCENTE S.P.A .....................        264
         43      SEARS PLC ............................          0
     19,000      SEIYU LTD ............................         60
     14,300      SHIMACHU CO ..........................        225
      3,800     oSTOCKMANN B FREE .....................        237
    142,000      TAKASHIMAYA CO LTD ...................        863
     82,000      UNY CO LTD ...........................      1,129
    267,358      WAL-MART STORES, INC .................     10,544
                                                       -----------
                                                            47,015
                                                       -----------
                DRUG STORES AND
                 PROPRIETARY STORES--0.02%
     28,100      WALGREEN CO ..........................        882
                                                       -----------

                 DRUGS--5.91%
    138,533      ABBOTT LABORATORIES CO ...............      9,083
     10,500      AKZO NOBEL NV ........................      1,811
    122,664      AMERICAN HOME PRODUCTS CORP ..........      9,384
    121,340      BAYER AG .............................      4,535
    138,426      BRISTOL MYERS SQUIBB CO ..............     13,099
    685,000     oCHIRON CORP ..........................     11,645
        250      ELF SANOFI S.A .......................         28
    494,496      GLAXO WELLCOME PLC ...................     11,700
     37,000      KAKEN PHARMACEUTICAL CO LTD ..........         73
     22,600      KISSEI PHARMACEUTICALS CO LTD ........        327
    128,324      LILLY (ELI) & CO .....................      8,935
      5,900      MALLINCKRODT, INC ....................        224
     13,200      MDS INC, (CLASS B) ...................        304
     59,717     oMEDPARTNERS, INC .....................      1,336
     22,230      MERCK & CO KGAA ......................        723
    194,582      MERCK & CO, INC ......................     20,674
     84,577      NOVARTIS AG (REGD) ...................    137,425
     10,300      NOVO NORDISK AS (CLASS B) ............      1,474
    643,024      PFIZER, INC ..........................     47,945
         50      ROCHE HOLDINGS AG (BR) ...............        771
      1,005      ROCHE HOLDINGS AG (GENUSSCHEINE) .....      9,994
     17,500      SCHERING AG ..........................      1,689
    117,100      SCHERING-PLOUGH CORP .................      7,275
    743,018      SMITHKLINE BEECHAM/BECKMAN LTD .......      7,647
     24,200      WARNER-LAMBERT CO ....................      3,001
                                                       -----------
                                                           311,102
                                                       -----------
                EATING AND DRINKING PLACES--0.17%
     11,733      ACCOR S.A ............................      2,182
      9,407     oAUTOGRILL S.P.A ......................         50
     19,800      CRACKER BARREL OLD COUNTRY
                 STORE, INC ...........................        661
     49,000      DARDEN RESTAURANTS, INC ..............        613
      5,000      FUJITA KANKO, INC ....................         54
    282,000      HONG KONG & SHANGHAI HOTELS LTD ......        233
     95,166      MCDONALDS CORP .......................      4,544
    168,000      MIRAMAR HOTEL & INVESTMENT CO LTD ....        284
     34,000      OVERSEAS UNION ENTERPRISES LTD .......         82
      5,800     oSCOTTS RESTAURANTS, INC ..............         20
          9     oTRICON GLOBAL RESTAURANTS, INC .......          0
                                                       -----------
                                                             8,723
                                                       -----------

                                                           VALUE
    SHARES                                                 (000)
    ------                                              ----------
                ELECTRIC DISTRIBUTION
                 EQUIPMENT--2.58%
  4,425,000      CBS CORP ............................. $  130,261
     33,536      COOPER INDUSTRIES, INC ...............      1,643
      1,500    oEMPRESA FABRIL DE MAQUINAS
                  ELECTRICAS ..........................         12
    392,000      NIPPON ELECTRIC CORP (N.E.C.) ........      4,191
                                                       -----------
                                                           136,107
                                                       -----------

                ELECTRIC LIGHTING AND
                 WIRING EQUIPMENT--0.49%
    424,000      PHILIPS ELECTRONICS NV (NY REGD) .....     25,652
                                                       -----------

                ELECTRIC SERVICES--1.12%
     12,800      CAROLINA POWER & LIGHT CO ............        543
     62,200      CENTRAL & SOUTH WEST CORP ............      1,683
    409,000      CHINA LIGHT & POWER CO LTD ...........      2,270
        100      CHUBU ELECTRIC POWER CO, INC .........          2
     59,700      DOMINION RESOURCES, INC ..............      2,541
     46,800      DTE ENERGY CO ........................      1,623
     12,400      DUKE ENERGY CORP .....................        687
     11,100      EDPERBRASCAN CORP (CLASS A) ..........        202
     10,950     oELECTRABEL S.A. STRIP VVPR ...........          4
     51,850     oELECTRICIDADE DE PORTUGAL S.A ........        983
     76,808      ENDESA S.A ...........................      1,363
      6,287      ENERGIA E INDUSTRIAS ARAGONESAS S.A ..         42
     76,600      ENTERGY CORP .........................      2,293
     23,152     oFIRSTENERGY CORP .....................        671
     39,100      GPU, INC .............................      1,647
     89,100      HOUSTON INDUSTRIES, INC ..............      2,378
      6,100      ILLINOVA CORP ........................        164
    268,300      KANSAI ELECTRIC POWER CO, INC ........      4,560
    152,008      NATIONAL GRID GROUP PLC ..............        726
    267,099      NATIONAL POWER PLC ...................      2,648
      1,500      NORTHEAST UTILITIES CO ...............         18
      3,900      OESTERREICHISCHE
                  ELEKTRIZITAETSWIRSCHAFTS AG .........        413
      2,100      POTOMAC ELECTRIC POWER CO ............         54
     53,500      PP&L RESOURCES, INC ..................      1,281
      4,510      RHEIN-WESTFALEN
                  ELECTRIC AG (STAMM) .................        242
    182,522      SCOTTISH POWER PLC ...................      1,611
    184,000      SHUN TAK ENTERPRISES CORP LTD ........         49
     22,200      SOUTHERN CO ..........................        574
      9,800      SOUTHERN ELECTRIC PLC ................         78
    457,000      TENAGA NASIONAL BERHAD ...............        974
     80,370      TEXAS UTILITIES CO ...................      3,340
    178,000      TOHOKU ELECTRIC POWER CO, INC ........      2,711
    342,987      TOKYO ELECTRIC POWER CO, INC .........      6,278
     45,700      TOKYO ELECTRON CO LTD ................      1,469
     12,000      TRACTEBEL NV .........................      1,046
        600     oTRACTEBEL NV PUT WTS 11/15/99 ........          2
     43,500      TRANSALTA CORP .......................        685
     69,800      UNICOM CORP ..........................      2,146
     98,400      UNION ELECTRICA FENOSA S.A ...........        943
     73,550      VEBA AG ..............................      5,011
      5,249      VIAG AG ..............................      2,829
                                                       -----------
                                                            58,784
                                                       -----------
                ELECTRICAL GOODS--0.02%
      9,600      AVNET, INC ...........................        634
      8,800     oQUALCOMM, INC ........................        444
                                                       -----------
                                                             1,078
                                                       -----------

                       See notes to financial statements.

                                                           VALUE
    SHARES                                                 (000)
    ------                                              ----------
                ELECTRICAL INDUSTRIAL
                 APPARATUS--1.87%
    162,100      ABB AB SERIES B ...................... $    1,910
     28,787      ALCATEL ALSTHOM CIE GEN ..............      3,661
      2,000      ALPS ELECTRIC CO LTD .................         19
    125,000      AMADA CO LTD .........................        466
     24,700     oAMERICAN POWER CONVERSION CORP .......        584
      6,000      ASAHI OPTICAL CO LTD .................         10
     60,336      BICC LTD .............................        171
    216,000      CANON, INC ...........................      5,050
     57,000      CASIO COMPUTER CO LTD ................        410
    141,000      CITIZEN WATCH CO LTD .................        949
     30,517      ELECTROCOMPONENTS PLC ................        227
  1,304,500      ERICSSON TELEFON (LM) AB SERIES B ....     49,075
     56,000      FUJIKURA LTD .........................        372
     15,600      HIROSE ELECTRIC CO LTD ...............        800
    780,000      HITACHI LTD ..........................      5,579
      3,000      HOYA CORP ............................         95
     88,000      KANDENKO CO LTD ......................        451
     38,000      KYUNDENKO CO LTD .....................        193
        418      LEGRAND S.A ..........................         83
     44,978      LEX SERVICE GROUP LTD ................        345
    345,000      MITSUBISHI ELECTRIC CORP .............        886
    391,000      MURATA MANUFACTURING CO LTD ..........      9,864
     69,000      NGK INSULATORS LTD ...................        616
     74,000      NIKON CORP ...........................        734
      2,900      OCE NV ...............................        316
    130,000      OLYMPUS OPTICAL CO LTD ...............        901
     59,000      OMRON CORP ...........................        926
      7,430      OXFORD INSTRUMENTS GROUP PLC .........         36
     49,900      PHILIPS ELECTRONICS NV ...............      2,993
      1,077      RICOH CO LTD .........................         13
     33,000      ROHM CO ..............................      3,376
     85,640      SIEMENS AG ...........................      5,072
    183,000      SUMITOMO ELECTRIC INDUSTRIES CO ......      2,505
                                                       -----------
                                                            98,688
                                                       -----------

                ELECTRONIC COMPONENTS
                 AND ACCESSORIES--3.80%
    167,000      ADVANTEST CORP .......................      9,505
    403,900     oALTERA CORP ..........................     13,379
    132,000     oASM LITHOGRAPHY HOLDINGS NV ..........      8,660
      2,300      BARCO INDUSTRIES NV ..................        422
     56,400      BOWTHORPE HOLDINGS PLC ...............        349
    193,744      FKI PLC ..............................        612
    384,081      GENERAL ELECTRIC CO
                  (UNITED KINGDOM) ....................      2,522
    973,448      INTEL CORP ...........................     68,385
    704,000      LINEAR TECHNOLOGY CO .................     40,568
    932,500     oMICRON TECHNOLOGY, INC ...............     24,245
    511,500     oTELLABS, INC .........................     27,046
     83,600      TEXAS INSTRUMENTS, INC ...............      3,762
     92,000      YOKOGAWA ELECTRIC CORP ...............        570
                                                       -----------
                                                           200,025
                                                       -----------

                ENGINEERING AND ARCHITECTURAL
                 SERVICES--0.00%
     13,900      OYO CORP .............................        201
                                                       -----------

                ENGINES AND TURBINES--0.03%
     19,700      BOMBARDIER, INC (CLASS B) ............        405
     28,200      BRUNSWICK CORP .......................        855
      7,400      CUMMINS ENGINE CO, INC ...............        437
                                                       -----------
                                                             1,697
                                                       -----------

                FABRICATED RUBBER
                 PRODUCTS, NEC--0.00%
    199,000      GOLDEN HOPE PLANTATIONS BERHAD .......        230
                                                       -----------

                                                           VALUE
    SHARES                                                 (000)
    ------                                              ----------
                FABRICATED STRUCTURAL
                 METAL PRODUCTS--0.01%
     13,800      TRINITY INDUSTRIES, INC .............. $      616
      4,900      UNITED DOMINION INDUSTRIES LTD .......        123
                                                       -----------
                                                               739
                                                       -----------

                FAMILY CLOTHING STORES--0.03%
     37,800      GAP, INC .............................      1,340
                                                       -----------

                FARM AND GARDEN MACHINERY--0.01%
      5,400      CASE CORP ............................        326
     19,200     oDEUTZ AG .............................        141
                                                       -----------
                                                               467
                                                       -----------

                FATS AND OILS--0.00%
        625     oPPB OIL PALMS BERHAD .................          0
                                                       -----------

                FEDERAL AND FEDERALLY-SPONSORED
                 CREDIT AGENCIES--0.17%
    155,988      FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION .........................      8,901
                                                       -----------

                FINANCE SERVICES--0.76%
    131,000     oSHOKOH FUND & CO .....................     40,099
                                                       -----------

                FIRE, MARINE, AND CASUALTY
                 INSURANCE--0.84%
     26,390      ALLIANZ AG (REGD) ....................      6,839
     63,668      ALLSTATE CORP ........................      5,786
      5,270      ASR VERZEKERINGSGROEP NV .............        287
      7,300      COLONIA KONZERN AG (REGD) ............        698
     75,139      COMMERICAL UNION ASSURANCE CO LTD ....      1,110
     38,100      HARTFORD FINANCIAL SERVICES
                 GROUP, INC ...........................      3,565
    118,030      ING GROEP NV .........................      4,972
    580,400      INSTITUTO NAZIONALE DELLE
                 ASSICURAZION .........................      1,178
     43,000      MITSUI TAISHO MARINE & FIRE CO LTD ...        220
        115     oMUNCHENER RUECKVERSICHERUNGS-
                  GESELLSCHAFT (REGD) (P/P)
                  WTS 03/13/98 ........................         67
    213,000      NICHIDO FIRE & MARINE INSURANCE
                  CO LTD ..............................      1,114
    176,000      NIPPON FIRE & MARINE INSURANCE
                  CO LTD ..............................        662
      4,300     oPOHJOLA INSURANCE CO LTD SERIES B ....        160
    110,636      QBE INSURANCE GROUP LTD ..............        498
     57,000      RAS S.P.A ............................        560
    305,383      ROYAL & SUN ALLIANCE INSURANCE
                  GROUP PLC ...........................      3,065
      2,500      SAFECO CORP ..........................        122
     11,400      SAI S.P.A ............................        127
      1,600      SCHWEIZERISCHE
                  RUCKVERSICHERUNG (REGD) .............      2,997
      9,300      ST. PAUL COS, INC ....................        763
     40,600     oUNI-STOREBRAND AS SERIES A ...........        286
    237,972      SUMITOMO MARINE & FIRE
                  INSURANCE CO ........................      1,263
    361,000      TOKIO MARINE & FIRE
                 INSURANCE CO LTD .....................      4,109
     35,800      USF&G CORP ...........................        790
      5,943      ZURICH INSURANCE CO (REGD) ...........      2,836
                                                       -----------
                                                            44,074
                                                       -----------
                FLAT GLASS--0.09%
    248,000      ASAHI GLASS CO LTD ...................      1,183
    197,000      NIPPON SHEET GLASS CO LTD ............        276
     57,100      PPG INDUSTRIES, INC ..................      3,262
                                                       -----------
                                                             4,721
                                                       -----------

                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                              ----------
                FOREIGN BANKS, BRANCHES AND
                 AGENCIES--0.43%
     71,800     oBANCO AMRBOSIANO VENETO BDS RTS ...... $       46
     71,800     oBANCO AMBROSIANO VENETO RTS ..........        306
     96,600     oBANCO AMBROSIANO VENETO S.P.A ........        189
     21,600     oBANCO COMERCIAL PORTUGUES S.A
                 (REGD) ...............................        442
     12,600     oBANCO ESPIRITO SANTO E COMERCIAL .....        375
      8,700      BANCO TOTTA & ACORES S.A. (REGD) .....        171
     11,800      BANK AUSTRIA AG ......................        597
     52,500      BANK OF MONTREAL .....................      2,324
      9,796      BANK OF NOVA SCOTIA ..................        461
  1,069,747      BANK OF TOKYO MITSUBISHI LTD .........     14,809
     11,200     oBPI-SGPS, S.A. (REGD) ................        273
     67,964      CANADIAN IMPERIAL BANK OF COMMERCE ...      2,118
     69,000     oCHRISTIANIA BANK OG KREDITKASSE ......        279
        988     oDRESDNER BANK WTS 04/30/02 ...........         18
     16,200      NATIONAL BANK OF CANADA ..............        267
     42,000    #oPUBLIC BANK BERHAD (LR) RTS ..........          2
                                                       -----------
                                                            22,677
                                                       -----------

                FOREST PRODUCTS--0.01%
      2,100     oCORTICEIRA AMORIM S.A ................         25
    110,000      HIGHLANDS & LOWLANDS BERHAD ..........        112
     74,000      KUALA LUMPUR KEPONG BERHAD ...........        159
                                                       -----------
                                                               296
                                                       -----------

                FORESTRY SERVICES--0.00%
    207,060      FLETCHER CHALLENGE LTD
                  (FORESTS DIVISION) ..................        172
                                                       -----------

                FREIGHT TRANSPORTATION
                 ARRANGEMENT--0.25%
    550,000      BERGESEN AS SERIES A .................     12,981
                                                       -----------

                FUNERAL SERVICE AND
                 CREMATORIES--0.00%
      1,100      SERVICE CORP INTERNATIONAL ...........         41
                                                       -----------

                GAS PRODUCTION AND
                 DISTRIBUTION--0.19%
     10,200      COASTAL CORP .........................        632
     17,200      GAS NATURAL SDG S.A ..................        892
    537,000      HONG KONG & CHINA GAS CO LTD .........      1,040
     26,322      HYDER PLC ............................        418
    159,274      IBERDROLA S.A ........................      2,095
     10,481      IPL ENERGY, INC ......................        479
     92,900      ITALGAS S.P.A ........................        384
     38,000      IWATANI & CO LTD .....................         68
     54,900      NOVA CORP ............................        522
    201,000      OSAKA GAS CO LTD .....................        461
        100      SONAT, INC ...........................          5
    123,374      TAYLOR WOODROW PLC ...................        362
    297,000      TOKYO GAS CO LTD .....................        676
     22,000      TRANS CANADA PIPELINES LTD ...........        490
     52,182      UNITED UTILITIES PLC .................        674
     24,544      WESTCOAST ENERGY, INC ................        566
        100      WILLIAMS COS, INC ....................          3
                                                       -----------
                                                             9,767
                                                       -----------
                GENERAL INDUSTRIAL
                 MACHINERY--4.20%
      1,140      ABB ASEA BROWN BOVERI LTD (BR) .......      1,434
     26,700      ATLAS COPCO AB SERIES B FREE .........        796
    138,100      AUSTRALIAN NATIONAL INDUSTRIES LTD ...        127
        200      BEKAERT S.A ..........................        119
     30,000     oCHIYODA CORP .........................         32

                                                            VALUE
     SHARES                                                 (000)
     ------                                              ----------
     10,700      COBHAM GROUP PLC ..................... $      147
      7,220      CONTINENTAL AG .......................        159
     49,000      DAIKIN INDUSTRIES LTD ................        185
     18,360      DELTA PLC ............................         79
     69,000      EBARA CORP ...........................        732
      7,900     oEST ASIATIQUE ........................         72
    802,400      FANUC LTD ............................     30,486
        241      FISCHER (GEORGE) LTD (BR) ............        330
         21      FISCHER (GEORGE) LTD (REGD) ..........          6
      4,000      FLS INDUSTRIES AS (CLASS B) ..........         95
     16,200      GENERAL SIGNAL CORP ..................        683
     20,216      GKN PLC ..............................        415
    183,000      HITACHI ZOSEN CORP ...................        294
        653      INDUSTRIE-WERKE KARLSRUHE
                  AUGSBURG AG .........................        154
     53,500      INGERSOLL-RAND CO ....................      2,167
     53,500      KEPPEL CORP ..........................        154
    258,220      KEYENCE CORP .........................     38,329
    267,000      KOMATSU LTD ..........................      1,345
      1,700     oKONE CORP SERIES B ...................        206
     59,000      KOYO SEIKO CO LTD ....................        237
    336,000      KUBOTA CORP ..........................        889
      7,500      KVAERNER INDUSTRIER AS SERIES A ......        383
     36,500      KYOCERA CORP .........................      1,662
      1,720      LINDE AG .............................      1,050
     36,000      MAKINO MILLING MACHINE CO LTD ........        228
    146,000      MINEBEA CO LTD .......................      1,572
    893,000      MITSUBISHI HEAVY INDUSTRIES LTD ......      3,736
     41,000      MORI SEIKI CO LTD ....................        426
     99,000     oNIIGATA ENGINEERING CO LTD ...........         43
     22,000      NIPPON SHARYO LTD ....................         61
    158,000      NSK LTD ..............................        395
    131,000      NTN TOYO BEARING CO LTD ..............        304
     26,000      OKUMA CORP ...........................         93
     21,000      SANDEN CORP ..........................         90
        240      SCHINDLER HOLDINGS LTD (REGD) ........        258
      3,800      SOPHUS BERENDSEN AS (CLASS B) ........        627
      4,574      STORK NV .............................        158
        540      SULZER WINTERTHUR AG (REGD) ..........        343
    152,000      SUMITOMO HEAVY INDUSTRIES LTD ........        466
     19,200      SUNDSTRAND CORP ......................        967
     15,600      SVENKA KULLAGERFABRIKEN AB SERIES B ..        332
    137,226      T & N PLC ............................        574
      1,000      TAIYO YUDEN CO LTD ...................          7
     31,000      TAKUMA CO LTD ........................        215
    165,000      TECHNOLOGY RESOURCES
                  INDUSTRIES BERHAD ...................         97
    113,000      TOYO ENGINEERING CO ..................         82
     16,000      TOYO EXTERIOR CORP ...................        105
     73,100      TOYODA AUTOMATIC LOOM WORKS LTD ......      1,349
     13,900      TRELLEBORG AB SERIES B FREE ..........        175
     28,000      TSUBAKIMOTO CHAIN CO .................        101
      5,000     oTSUGAMI CORP .........................          4
  2,788,360      TYCO INTERNATIONAL LTD ...............    125,650
     88,000      UMW HOLDINGS BERHAD ..................         67
     20,700      VICKERS PLC ..........................         81
                                                       -----------
                                                           221,373
                                                       -----------

                GLASS AND GLASSWARE,
                 PRESSED OR BLOWN--0.01%
     10,900      OWENS CORNING CO .....................        372
                                                       -----------

                GOLD AND SILVER ORES--1.13%
     18,000      BARRICK GOLD CORP ....................        335
     55,700      BARRICK GOLD CORP (U.S.) .............      1,037
     22,800      ECHO BAY MINES LTD ...................         57



                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                              ----------
               GOLD AND SILVER ORES - (Continued)
  1,927,800     oEUOR-NEVADA MINING CORP .............. $   26,066
  1,512,800      FRANCO-NEVADA MINING CORP LTD ........     29,704
      4,500      FREEPORT MCMORAN COPPER &
                  GOLD, INC (CLASS A) .................         69
      8,700      FREEPORT MCMORAN COPPER &
                  GOLD, INC (CLASS B) .................        137
     70,467      GREAT CENTRAL MINES LTD ..............         76
     50,400      NEWMONT MINING CORP ..................      1,481
     24,100      PLACER DOME, INC .....................        303
      7,200      TECK CORP LTD (CLASS B) ..............        108
                                                       -----------
                                                            59,373
                                                       -----------

                GRAIN MILL PRODUCTS--0.22%
    180,005      ARCHER DANIELS MIDLAND CO ............      3,904
      7,946      ERIDANIA BEGHIN-SAY S.A ..............      1,243
     19,000      GENERAL MILLS, INC ...................      1,361
      1,000      GLAVERBEL S.A ........................        157
     73,000      IOI CORP .............................         24
     66,000      NITTO DENKO CORP .....................      1,142
     73,000      PERLIS PLANTATIONS BERHAD ............        103
     21,000      PRIMA LTD ............................         39
     43,600      QUAKER OATS CO .......................      2,300
         56      RALSTON PURINA CO ....................          5
     73,600      TOYO SEIKAN KAISHA LTD ...............      1,053
     29,000      UBE INDUSTRIES LTD ...................         37
      4,900      VISCOFAN S.A .........................        123
                                                       -----------
                                                            11,491
                                                       -----------
                GROCERIES AND RELATED
                 PRODUCTS--0.04%
      6,600      OSHAWA GROUP LTD (CLASS A) ...........        115
     23,700     oPROVIGO, INC .........................        144
     19,300      SUPERVALU, INC .......................        808
     27,000      SYSCO CORP ...........................      1,230
                                                       -----------
                                                             2,297
                                                       -----------
                GROCERY STORES--0.20%
      4,600      ALBERTSONS, INC ......................        218
     80,500      AMERICAN STORES CO ...................      1,655
      3,400      CULTOR OY SERIES 2 ...................        184
        826      DAIRY FARM INTERNATIONAL
                  HOLDINGS LTD ........................          1
      8,700     oEL AGUILA S.A ........................         34
     74,600     oKROGER CO ............................      2,756
    109,974      SAFEWAY PLC ..........................        624
    373,933      SAINSBURY (J) PLC ....................      3,135
    219,060      TESCO PLC ............................      1,766
                                                       -----------
                                                            10,373
                                                       -----------
                GUIDED MISSILES, SPACE VEHICLES AND
                 PARTS--0.04%
     39,500      TRW, INC .............................      2,108
                                                       -----------

                HEALTH AND ALLIED SERVICES,
                 NEC--0.06%
     71,500     oHEALTHSOUTH CORP .....................      1,984
     21,900      UNITED HEALTHCARE CORP ...............      1,088
                                                       -----------
                                                             3,072
                                                       -----------
                HEAVY CONSTRUCTION,
                 EXCEPT HIGHWAY--0.10%
      8,700      AUTOPISTAS CONCESIONARIA
                 ESPANOLA S.A .........................        117
      1,190      BILFINGER & BERGER AG ................         37
    140,809      BORAL LTD ............................        356

                                                            VALUE
     SHARES                                                 (000)
     ------                                              ----------

        328      BOUYGUES S.A ......................... $       37
    231,000      CHICHIBU ONODA CEMENT CORP ...........        426
      2,100     oENGIL-SGPS ...........................         21
      4,800     oGROUPE GTM ...........................        323
    101,000      JGC CONSTRUCTION CORP ................        214
     62,000      KINDEN CORP ..........................        663
     14,000      KUMAGAI GUMI CO (HONG KONG) LTD ......         11
    276,000      KUMAGAI GUMI CO LTD ..................        151
     16,000      MAEDA ROAD CONSTRUCTION CO LTD .......         64
     53,300      PIONEER INTERNATIONAL LTD ............        146
     35,909      SCHNEIDER S.A ........................      1,951
    285,000      SHIMIZU CORP .........................        662
      1,700     oSOCIEDADE DE CONSTRUCOES
                  SOARES DA COS .......................         12
      2,100     oSOMAGUE-SGPS S.A .....................         22
    132,000      TIME ENGINEERING BERHAD ..............         34
                                                       -----------
                                                             5,247
                                                       -----------

                HIGHWAY AND STREET
                 CONSTRUCTION--0.01%
     49,000      GOLDEN PLUS HOLDINGS BERHAD ..........         11
      9,930      HOCHTIEF AG ..........................        392
     89,000     oSATO KOGYO ...........................         55
                                                       -----------
                                                               458
                                                       -----------

                HOLDING OFFICES--1.73%
      3,100     oAACHENER & MUNCHENER BETEIL (BR) .....        336
      8,350      AACHENER & MUNCHENER BETEIL (REGD) ...        913
      1,600      BOHLER-UDDEHOLM AG (BR) ..............         94
    355,200      BRIERLEY INVESTMENTS LTD .............        254
  5,106,200      COMPASS GROUP PLC ....................     62,509
     29,337      CREDIT SUISSE GROUP (REGD) ...........      4,546
     51,000      DBS LAND LTD .........................         78
      9,300      DOUGLAS HOLDINGS AG ..................        281
        900      EA-GENERALI AG .......................        236
         80      EURAFRANCE S.A .......................         33
        430      FORBO HOLDINGS AG (REGD) .............        176
     90,899      HANSON PLC ...........................        408
    675,000      HUTCHINSON WHAMPOA LTD ...............      4,234
     33,000      INCHAPE MOTORS .......................         51
    160,000      KAO CORP .............................      2,313
      7,500      KESKO CO .............................        119
      2,200      KREDIETBANK NV .......................        923
    161,000      MALAYSIAN MOSAICS BERHAD .............         58
     75,700      MEDIOBANCA S.P.A .....................        595
     11,930      MUENCHENER RUECKVER AG (REGD) ........      4,498
     85,000      ORIENT CORP ..........................        138
     65,600      ORIENTAL HOLDINGS BERHAD .............         80
     16,936      PERNOD-RICARD S.A ....................        997
      9,200      POWER CORP OF CANADA .................        329
     92,051      PROVIDENT FINANCIAL PLC ..............      1,207
      2,400      ROYALE BELGE VIE ACCIDENTS ...........        683
    124,100      SANKYO CO LTD ........................      2,816
         99      SIMCO (REGD) .........................          7
    110,300      ST JAMES PLACE CAPITAL PLC ...........        307
      6,810      TOHO CO LTD ..........................        728
      9,336      WOLTERS KLUWER NV ....................      1,206
                                                       -----------
                                                            91,153
                                                       -----------

                HORTICULTURAL SPECIALTIES--0.00%
        200      PIONEER-HI-BRED INTERNATIONAL, INC ...         21
                                                       -----------
                HOSPITALS--0.06%
     77,300      COLUMBIA/HCA HEALTHCARE CORP .........      2,290
     52,900     oHUMANA, INC ..........................      1,098
                                                       -----------
                                                             3,388
                                                       -----------

                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                              ----------
                HOTELS AND MOTELS--0.11%
     78,000      BERJAYA LAND BERHAD .................. $       48
     23,900     oCENDANT CORP .........................        822
    102,700     oCROWN LTD ............................         46
     37,345     oCROWN LTD RTS ........................          3
      8,000      GENTING BERHAD .......................         20
     32,250     oHARRAHS ENTERTAINMENT, INC ...........        609
     37,700      HILTON HOTELS CORP ...................      1,122
     65,500     oHOST MARRIOTT CORP ...................      1,285
    122,000      LANDMARKS HOLDINGS BERHAD ............         18
     14,869     oPROMUS HOTEL CORP ....................        624
    102,400      RANK GROUP PLC .......................        571
  1,030,800      REGAL HOTELS INTERNATIONAL LTD .......        196
    142,000      RESORTS WORLD BERHAD .................        239
     13,000      SHANGRI-LA HOTEL LTD .................         24
                                                       -----------
                                                             5,627
                                                       -----------
                HOUSEHOLD APPLIANCE STORES--0.01%
     72,900      AUSTRALIA GAS LIGHT CO ...............        508
                                                       -----------

                HOUSEHOLD APPLIANCES--1.95%
     10,120      ELECTROLUX AB SERIES B ...............        703
     85,024      EMAIL LTD ............................        201
  1,372,328      GENERAL ELECTRIC CO ..................    100,695
     50,000      TAKARA STANDARD CO ...................        246
     15,100      WHIRLPOOL CORP .......................        831
                                                       -----------
                                                           102,676
                                                       -----------
                HOUSEHOLD AUDIO AND
                 VIDEO EQUIPMENT--1.68%
     35,000      AMANO CORP ...........................        269
      3,100      BANG & OLUFSEN HOLDING A/S (CLASS B) .        185
    173,000      BROTHERS INDUSTRIES LTD ..............        397
     16,000     oCREATIVE TECHNOLOGY LTD ..............        325
    526,000      MATSUSHITA ELECTRIC INDUSTRIAL
                  CO LTD ..............................      7,727
      8,600     oMOULINEX .............................        213
     41,000      PIONEER ELECTRONIC CORP ..............        634
     13,000     oSANRIO CO LTD ........................         68
    739,000      SANYO ELECTRIC CO LTD ................      1,932
    180,000      SHARP CORP ...........................      1,243
    845,302      SONY CORP ............................     75,414
     31,000      UNIDEN CORP ..........................        250
                                                       -----------
                                                            88,657
                                                       -----------
                INDUSTRIAL INORGANIC CHEMICALS--0.08%
     17,400      GREENCORE GROUP PLC ..................         82
     55,000     oISHIHARA SANGYO KAISHA LTD ...........         61
     27,100      KERRY GROUP (CLASS A) ................        290
     75,823      KONINKLIJKE AHOLD NV .................      1,979
     39,000      UNION CARBIDE CORP ...................      1,675
                                                       -----------
                                                             4,087
                                                       -----------
                INDUSTRIAL ORGANIC CHEMICALS--0.49%
     13,600      AGA AB SERIES A FREE .................        188
     33,201      BOC GROUP PLC ........................        550
    228,000      DAICEL CHEMICAL INDUSTRIES LTD .......        298
    220,000      DAINIPPON INK & CHEMICAL, INC ........        558
     20,840      DEGUSSA AG ...........................      1,043
     92,500      ICI AUSTRALIA LTD ....................        648
    152,826      IMPERIAL CHEMICAL INDUSTRY PLC .......      2,364
    143,000      KANEKA CORP ..........................        648
     96,000      KUREHA CHEMICAL INDUSTRY CO LTD ......        198
      9,569      LAIR LIQUIDE .........................      1,498
      1,389     #LAIR LIQUIDE (REGD) 1996 .............        217
        662     #LAIR LIQUIDE (REGD) 1998 .............        104

                                                            VALUE
     SHARES                                                 (000)
     ------                                              ----------

     18,700      LUBRIZOL CORP ........................ $      690
    876,000      MITSUBISHI CHEMICAL CORP .............      1,260
    227,000      MITSUBISHI GAS CHEMICAL CO, INC ......        599
      1,000     oMITSUI CHEMICAL CORP .................          2
     11,000      NIPPON SHOKUBAI KAGAK KOGYO CO LTD ...         45
     35,500      NORSK HYDRO AS .......................      1,731
     32,846      RHONE-POULENC S.A. (CLASS A) .........      1,472
     19,800      ROHM & HAAS CO .......................      1,896
    128,000      SEKISUI CHEMICAL CO LTD ..............        653
    100,255      SHIN-ETSU CHEMICAL CO LTD ............      1,920
    108,100     oSNIA BDP S.P.A .......................        111
     13,150      SOLVAY ET CIE S.A ....................        827
    356,000      SUMITOMO CHEMICAL CO LTD .............        821
    157,686      ZENECA GROUP PLC .....................      5,552
                                                       -----------
                                                            25,893
                                                       -----------
                INSURANCE AGENTS, BROKERS,
                 AND SERVICE--0.09%
     13,700      AON CORP .............................        803
    129,122      ASSICURAZIONI GENERALI S.P.A .........      3,175
      1,200     oFAIRFAX FINANCIAL HOLDINGS LTD .......        268
        832     oFORTIS AG NPV (STRIP VVPR) ...........          0
    108,900      GIO AUSTRALIAN HOLDINGS LTD ..........        278
    172,000      SEDGWICK GROUP LTD ...................        399
                                                       -----------
                                                             4,923
                                                       -----------
                INSURANCE CARRIERS, NEC--0.03%
     26,700      MBIA, INC ............................      1,784
                                                       -----------
                IRON AND STEEL FOUNDRIES--0.13%
     72,000     oJAPAN STEEL WORKS LTD ................         55
      6,939      MANNESMANN AG ........................      3,508
     89,700      SVENSKT STAL AB (SSAB) SERIES A ......      1,470
      4,184      THYSSEN AG ...........................        896
     76,120      USINOR ...............................      1,100
                                                       -----------
                                                             7,029
                                                       -----------
                JEWELRY, SILVERWARE, AND
                 PLATED WARE--0.00%
     37,300      BULGARI S.P.A ........................        190
                                                       -----------
                KNITTING MILLS--0.02%
    115,000     oCSP INTERNATIONAL INDUSTRIA
                  CALZE S.P.A. ........................      1,299
                                                       -----------
                LAUNDRY, CLEANING, AND
                 GARMENT SERVICES--0.01%
     14,600      NATIONAL SERVICE INDUSTRIES, INC .....        724
                                                       -----------
                LEAD AND ZINC ORES--0.00%
      9,800      COMINCO LTD ..........................        150
                                                       -----------
                LIFE INSURANCE--0.72%
         11      AEGON N.V ............................          1
         43      AETNA, INC ...........................          3
         27      ALLEANZA ASSICURAZIONI (S/S) .........          0
    112,980      AMERICAN INTERNATIONAL GROUP, INC ....     12,287
     23,800      CIGNA CORP ...........................      4,119
      1,200      GENERAL REINSURANCE CORP .............        254
     52,100      IRISH LIFE ...........................        299
     22,700      JEFFERSON-PILOT CORP .................      1,768
    237,435      LEGAL & GENERAL GROUP PLC ............      2,051
    208,816      PRUDENTIAL CORP PLC ..................      2,427
      9,200      SAMPO INSURANCE CO SERIES A ..........        299
     31,650      SUNAMERICA, INC ......................      1,353
     44,300      TORCHMARK CORP .......................      1,863
    203,979      TRAVELERS GROUP, INC .................     10,989
                                                       -----------
                                                            37,713
                                                       -----------

                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                              ----------
                LOCAL AND SUBURBAN
                 TRANSPORTATION--0.14%
      1,454      EAST JAPAN RAILWAY CO ................ $    6,587
    184,990      NANKAI ELECTRIC RAILWAY CO ...........        811
                                                       -----------
                                                             7,398
                                                       -----------
                LOGGING--0.01%
    299,300      CARTER HOLT HARVEY LTD ...............        462
                                                       -----------
                LUMBER AND CONSTRUCTION
                 MATERIALS--0.03%
     22,100     GEORGIA PACIFIC CORP
                  (PACKAGING GROUP) ...................      1,343
     15,000     oGEORGIA-PACIFIC CORP (TIMBER GROUP) ..        340
                                                       -----------
                                                             1,683
                                                       -----------
                LUMBER AND OTHER
                 BUILDING MATERIALS--0.24%
      3,300      CBR NV ...............................        297
     63,435      CRH PLC ..............................        743
     15,075      HEIDELBERGER ZEMENT AG ...............      1,073
    133,050      HOME DEPOT, INC ......................      7,833
     28,100      ITALCEMENTI S.P.A ....................        196
     75,700      LEIGHTON HOLDINGS LTD ................        264
     69,000      MALAYAN CEMENT BERHAD ................         47
    140,000     oPAN-MALAYSIA CEMENT WORKS BERHAD .....         54
     38,000      SANKYO ALUMINIUM INDUSTRY CO LTD .....         34
     39,000      SANWA SHUTTER CORP ...................        197
      5,065      EUROC INDUSTRIA AB SERIES A ..........        207
    211,900      SEKISUI HOUSE LTD ....................      1,367
      1,400      WIENERBERGER BAUSTOFF AG .............        268
                                                       -----------
                                                            12,580
                                                       -----------
                MANIFOLD BUSINESS FORMS--0.00%
     14,200      MOORE CORP LTD .......................        213
                                                       -----------
                MEASURING AND CONTROLLING
                 DEVICES--0.24%
     15,200      EG & G, INC ..........................        316
    114,650      IMI PLC ..............................        765
     27,100      JOHNSON CONTROLS, INC ................      1,294
    250,300     oKLA-TENCOR CORP ......................      9,668
     16,100      TEKTRONIX, INC .......................        639
                                                       -----------
                                                            12,682
                                                       -----------
                MEAT PRODUCTS--0.10%
    105,500      CONAGRA, INC .........................      3,462
    105,000      ITOHAM FOODS, INC ....................        499
    111,000      NIPPON MEAT PACKERS, INC .............      1,520
                                                       -----------
                                                             5,481
                                                       -----------
                MEDICAL AND DENTAL
                 LABORATORIES--0.00%
         87     oQUEST DIAGNOSTICS, INC ...............          1
                                                       -----------
                MEDICAL INSTRUMENTS
                 AND SUPPLIES--0.79%
  1,200,333    +oADAC LABORATORIES, INC ...............     23,707
     39,200      BECTON DICKINSON & CO ................      1,960
    217,338      JOHNSON & JOHNSON CO .................     14,317
     22,966     oNYCOMED AMERSHAM PLC SERIES B ........        835
      2,700      RADIOMETER AS (CLASS B) ..............        110
      9,700      VARIAN ASSOCIATES, INC ...............        490
                                                       -----------
                                                            41,419
                                                       -----------
                MEDICAL SERVICE AND
                 HEALTH INSURANCE--0.02%
        700      AEGON NV .............................         62
      4,300      AFLAC, INC ...........................        220
      2,700     oCOMPANHIA DE SEGUROS
                  TRANQUILIDADE .......................         65

                                                            VALUE
     SHARES                                                 (000)
     ------                                              ----------

     16,800     oOXFORD HEALTH PLANS, INC ............. $      261
      3,800     oPACIFICARE HEALTH SYSTEMS, INC
                  (CLASS A) ...........................        191
      1,000     oPACIFICARE HEALTH SYSTEMS, INC
                  (CLASS B) ...........................         52
                                                       -----------
                                                               851
                                                       -----------
                MEN'S AND BOYS' FURNISHINGS--0.04%
     23,700     oFRUIT OF THE LOOM, INC (CLASS A) .....        607
     28,000      VF CORP ..............................      1,286
                                                       -----------
                                                             1,893
                                                       -----------
                MEN'S AND BOYS' SUITS AND COATS--0.01%
     10,000      MARZOTTO & FIGLI S.P.A ...............        125
     30,000      ONWARD KASHIYMA CO LTD ...............        348
                                                       -----------
                                                               473
                                                       -----------
                METAL CANS AND SHIPPING
                 CONTAINERS--0.01%
      1,673     oCOLEP-COMPANHIA PORTUGUESA
                  DE EMBALAGE .........................         24
     15,000      CROWN CORK & SEAL CO, INC ............        752
                                                       -----------
                                                               776
                                                       -----------
                METAL FORGINGS AND STAMPINGS--0.06%
     58,300     oMAGNETI MARELLI ......................        100
     58,600      ROCKWELL INTERNATIONAL CORP ..........      3,062
                                                       -----------
                                                             3,162
                                                       -----------
                METAL MINING SERVICES--0.00%
      1,146     oMORRISON KNUDSEN CORP
                  WTS 03/11/03 ........................          3
                                                       -----------
                METALS AND MINERALS,
                 EXCEPT PETROLEUM--0.01%
      2,513      PREUSSAG AKTIEGESELLSCHAFT AG ........        767
                                                       -----------
                METALWORKING MACHINERY--0.03%
     30,000      BLACK & DECKER CORP ..................      1,172
     13,000      CINCINNATI MILACRON, INC .............        337
     12,000      MAKITA CORP ..........................        115
                                                       -----------
                                                             1,624
                                                       -----------
                MISCELLANEOUS AMUSEMENT,
                 RECREATION SERVICES--3.67%
  3,480,800      CARNIVAL CORP (CLASS A) ..............    192,749
        100     oKUONI REISEN HOLDING (REGD)
                  (CLASS B) ...........................        375
    256,000      MULTI-PURPOSE HOLDINGS BERHAD ........         66
    128,300     oSYDNEY HARBOUR CASINO HOLDINGS LTD ...        122
     34,900      TABCORP HOLDINGS LTD .................        164
                                                       -----------
                                                           193,476
                                                       -----------
                MISCELLANEOUS APPAREL AND
                 ACCESSORY STORES--0.00%
     11,400     oCML GROUP, INC .......................         38
                                                       -----------
                MISCELLANEOUS BUSINESS
                 SERVICES--1.01%
    930,000      ASSA ABLOY AB SERIES B ...............     24,614
    187,710      CARLTON COMMUNICATIONS PLC ...........      1,445
     33,012      COMPAGNIE GENERALE DES EAUX ..........      4,609
     24,394     oCOMPAGNIE GENERALE DES EAUX
                  WTS 05/02/01 ........................         17
    210,000      DAI NIPPON PRINTING CO LTD ...........      3,957
     92,000      DAIWA KOSHO LEASE CO LTD .............        375
     95,550      EDISON ...............................        579
      3,100      FLUGHAFEN WIEN AG ....................        123
     68,000      GAKKEN CO LTD ........................         96
     15,300      GETRONICS NV .........................        488
      5,000      KOKUYO CO LTD ........................         87


                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                              ----------
                MISCELLANEOUS BUSINESS
                 SERVICES - (Continued)
      8,000      MITSUBISHI WAREHOUSE &
                  TRANSPORTATION CO LTD ............... $       84
     40,000      MITSUI SOKO CO LTD ...................        101
     13,400      PITTSTON BRINKS GROUP CO .............        539
    225,840      REUTERS HOLDINGS PLC .................      2,484
     11,728      SAP AG ...............................      3,565
     33,700      SECOM CO LTD .........................      2,162
      9,500      SECURITAS AB SERIES B FREE ...........        287
     24,460      LYONNAISE DES EAUX S.A ...............      2,708
      1,000     oSURVEILLANCE S.A. SOCIETE DE .........        367
     45,000      TOKYO DOME CORP ......................        300
     39,000      TOKYO TOKEIBA CO LTD .................         50
    216,000      TOPPAN PRINTING CO LTD ...............      2,824
     31,300      VIAD CORP ............................        604
    270,000      WHARF HOLDINGS LTD ...................        592
                                                       -----------
                                                            53,057
                                                       -----------
                MISCELLANEOUS CHEMICAL PRODUCTS--0.03%
    224,000      ASAHI CHEMICAL INDUSTRY CO LTD .......        761
      7,600      DYNO INDUSTRIER AS ...................        146
    102,000      NAGASE & CO ..........................        298
     17,000      NGK SPARK PLUG CO LTD ................         97
        680     oSIKA FINANZ AG (BR) ..................        216
                                                       -----------
                                                             1,518
                                                       -----------
                MISCELLANEOUS CONVERTED PAPER
                 PRODUCTS--0.18%
    209,569      ARJO WIGGINS APPLETON PLC ............        562
    145,000      BERJAYA GROUP BERHAD .................         29
     61,000      FORT JAMES CORP ......................      2,333
    122,800      KIMBERLY-CLARK CORP ..................      6,056
     15,200      KONINKLIJKE KNP BT NV ................        350
      1,600     oMAYR-MELNHOF KARTON AG ...............         86
      9,947      MEYER INTERNATIONAL PLC ..............         63
                                                       -----------
                                                             9,479
                                                       -----------
                MISCELLANEOUS DURABLE GOODS--0.13%
     41,400     oCOSTCO COS, INC ......................      1,847
     88,000      DICKSON CONCEPTS INTERNATIONAL LTD ...        128
     33,000    #oINCHCAPE MARKETING SERVICES ..........         28
    407,000      MITSUBISHI CORP ......................      3,224
    307,000      MITSUI & CO LTD ......................      1,823
                                                       -----------
                                                             7,050
                                                       -----------
                MISCELLANEOUS ELECTRICAL EQUIPMENT
                 AND SUPPLIES--0.05%
     36,300      CAE, INC .............................        284
    135,600      JOHNSON ELECTRIC HOLDINGS LTD ........        390
    464,917      LUCASVARITY PLC ......................      1,649
    321,900     oOLIVETTI GROUP S.P.A .................        195
                                                       -----------
                                                             2,518
                                                       -----------
                MISCELLANEOUS EQUIPMENT RENTAL
                 AND LEASING--0.01%
    146,758      THORN PLC ............................        379
                                                       -----------
                MISCELLANEOUS FABRICATED METAL
                 PRODUCTS--0.05%
     36,150      PARKER-HANNIFIN CORP .................      1,658
      7,800      SMC ..................................        690
     30,700      STELCO, INC (CLASS A) ................        203
                                                       -----------
                                                             2,551
                                                       -----------
                MISCELLANEOUS FABRICATED TEXTILE
                 PRODUCTS--0.08%
      7,000      AOYAMA TRADING CO LTD ................        125
      7,400      COURTAULDS PLC .......................         36

                                                            VALUE
     SHARES                                                 (000)
     ------                                              ----------
     42,990      COURTAULDS TEXTILES PLC .............. $      252
     41,212      DAWSON INTERNATIONAL PLC .............         46
         90     oDOLLFUS-MIEG & CIE S.A ...............          2
     76,000     oKANEBO LTD ...........................         56
    128,000      KURABO INDUSTRIES LTD ................        138
     87,000      KURARAY CO LTD .......................        723
     79,000      NISSHINBO INDUSTRY, INC ..............        334
    307,000      TEIJIN LTD ...........................        645
    427,000      TORAY INDUSTRIES, INC ................      1,921
     64,000     oUNITIKA LTD ..........................         34
                                                       -----------
                                                             4,312
                                                       -----------
                MISCELLANEOUS FOOD AND KINDRED
                 PRODUCTS--0.43%
    160,000      ARIAKE JAPAN CO LTD ..................      5,230
    145,333     oASIA FOOD & PROPERTIES LTD ...........         23
     10,900     oASIA FOOD & PROPERTIES WTS 07/12/02 ..          1
     17,000      HOUSE FOODS CORP .....................        222
     36,000      KATOKICHI CO LTD .....................        446
     56,000      MARUHA CORP ..........................         51
      6,759      NESTLE S.A. (REGD) ...................     10,144
    201,000     oNIPPON SUISAN KAISHA LTD .............        255
     36,000      NISSIN FOOD PRODUCTS CO LTD ..........        656
     10,000      SKYLARK CO LTD .......................         96
     90,300      UNILEVER NV CERTIFICATES .............      5,568
                                                       -----------
                                                            22,692
                                                       -----------
                MISCELLANEOUS FOOD STORES--0.03%
     22,785      CASINO GUICHARD-PERRACHON S.A ........      1,269
      9,750      JERONIMO MARTINS SGPS S.A ............        310
      5,700     oSONAE INVESTIMENTOS SGPS S.A .........        231
                                                       -----------
                                                             1,810
                                                       -----------
                MISCELLANEOUS INVESTING--0.04%
      9,600      CRESCENT REAL ESTATE EQUITIES, INC ...        378
        440     oCRESECENT OPERATING, INC .............         11
     15,501     oEQUITY OFFICE PROPERTIES TRUST .......        489
     14,700      EQUITY RESIDENTIAL PROPERTIES
                 TRUST CO .............................        743
     37,100      MELCO INTERNATIONAL
                 DEVELOPMENT LTD ......................          9
    871,755      SINO LAND CO .........................        526
                                                       -----------
                                                             2,156
                                                       -----------
                MISCELLANEOUS MANUFACTURES--0.04%
     13,100      ARMSTRONG WORLD INDUSTRIES, INC ......        979
     10,200      CCL INDUSTRIES, INC (CLASS B) ........        121
    311,600      PACIFIC DUNLOP LTD ...................        660
      1,900     oRADEX HERAKLITH INDUSTRIEBETEIL AG ...         65
     64,000     oVARITRONIX INTERNATIONAL LTD .........        110
                                                       -----------
                                                             1,935
                                                       -----------
                MISCELLANEOUS METAL ORES--0.16%
     25,500      ABERFOYLE LTD ........................         42
        880      ALUSUISSE LONZA HOLDINGS AG (BR) .....        840
    133,000      FURUKAWA ELECTRIC CO LTD .............        572
     71,650      JOHNSON MATTHEY PLC ..................        638
    540,966      MIM HOLDINGS LTD .....................        331
    479,000      MITSUBISHI MATERIALS CORP ............        774
     17,000      MITSUI MINING & SMELTING CO LTD ......         69
    252,000      NIPPON LIGHT METAL CO LTD ............        368
    233,932      NORTH LTD ............................        616
    190,700      QCT RESOURCES LTD ....................        154
     37,400      RGC LTD ..............................         57
     13,800      RIO ALGOM LTD ........................        233
     96,900      RIO TINTO LTD ........................      1,130
     36,050      RIO TINTO PLC (BR) ...................        436
     90,430      RIO TINTO PLC (REGD) .................      1,050


                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                              ----------

                MISCELLANEOUS METAL ORES-(Continued)
     17,300      SMITH (HOWARD) LTD ................... $      144
     27,800     oSONS OF GWALIA NL ....................         63
     58,300      STRAITS TRADING CO ...................         69
    101,000      SUMITOMO METAL MINING CO LTD .........        334
      4,500     oUNION MINIERE GROUP S.A ..............        312
                                                       -----------
                                                             8,232
                                                       -----------
                MISCELLANEOUS NONDURABLE
                 GOODS--0.00%
     43,500      SWEDISH MATCH CO .....................        145
                                                       -----------
                MISCELLANEOUS NONMETALLIC MINERAL
                 PRODUCTS--0.05%
     32,680     MINNESOTA MINING &
                  MANUFACTURING CO ....................      2,682
                                                       -----------
                MISCELLANEOUS PERSONAL
                 SERVICES--0.03%
     33,600      BLOCK (H&R), INC .....................      1,506
                                                       -----------
                MISCELLANEOUS PETROLEUM AND COAL
                 PRODUCTS--1.26%
 11,665,500      ENTE NAZIONALE IDROCARBURI S.P.A .....     66,225
                                                       -----------
                MISCELLANEOUS PLASTICS PRODUCTS,
                 NEC--0.18%
     70,000      DENKI KAGKU KOGYO ....................        106
     52,002      DOW CHEMICAL CO ......................      5,278
     66,400      MONSANTO CO ..........................      2,789
     27,600      RAYCHEM CORP .........................      1,189
         80      SOLUTIA, INC .........................          2
                                                       -----------
                                                             9,364
                                                       -----------
                MISCELLANEOUS PUBLISHING--0.03%
     37,144     oINDEPENDENT NEWSPAPERS PLC ...........        204
     48,000      KOMORI CORP ..........................        716
    570,000      SOUTH CHINA MORNING POST .............        401
                                                       -----------
                                                             1,321
                                                       -----------
                MISCELLANEOUS SHOPPING GOOD
                 STORES--0.06%
     92,200     oTOYS R US, INC .......................      2,899
                                                       -----------
                MISCELLANEOUS WOOD
                 PRODUCTS--0.08%
     16,800      CARTIERE BURGO S.P.A .................        101
     73,000      JAYA TIASA HOLDINGS BERHAD ...........        134
    180,929      JEFFERSON SMURFIT GROUP PLC ..........        511
     32,000      MITSUBISHI PAPER MILLS LTD ...........         45
    312,000      NIPPON PAPER INDUSTRIES CO ...........      1,229
      4,400      NORSKE SKOGINDUSTRIER SERIES A .......        128
    271,666      OJI PAPER CO LTD .....................      1,084
     27,000      SCA AB SERIES B ......................        607
      9,600      STORA KOPPARBERG BERGSLAGS
                 SERIES A FREE ........................        121
     38,700      STORA KOPPARBERG BERGSLAGS
                 SERIES B FREE ........................        480
                                                       -----------
                                                             4,440
                                                       -----------
                MORTGAGE BANKERS
                 AND BROKERS--0.13%
    116,000      AMMB HOLDINGS BERHAD .................         76
         89      COUNTRYWIDE CREDIT INDUSTRIES, INC ...          4
    122,549      FIRST UNION CORP .....................      6,281
      6,900      PULTE CORP ...........................        289
                                                       -----------
                                                             6,650
                                                       -----------
                MOTION PICTURE PRODUCTION
                 AND SERVICES--0.20%
    103,921      DISNEY (WALT) CO .....................     10,295

                                                            VALUE
     SHARES                                                 (000)
     ------                                              ----------

      3,500     oLIBERTY MEDIA GROUP (CLASS A) ........ $      127
     68,000      TOEI CO ..............................        248
                                                       -----------
                                                            10,670
                                                       -----------
                MOTOR VEHICLES AND EQUIPMENT--1.54%
    343,400      AUTOLIV, INC .........................     11,246
         70      BAYERISCHE MOTOREN WERKE AG ..........         52
    199,105      BRIDGESTONE CORP .....................      4,334
     51,608      CHRYSLER CORP ........................      1,816
     73,000      CYCLE & CARRIAGE LTD .................        301
     38,410      DAIMLER BENZ AG ......................      2,696
    192,600      DENSO CORP ...........................      3,481
     24,900      EATON CORP ...........................      2,222
     16,920      FAG KUGELFISCHER (GEORGE)
                 SCHAEFER AG ..........................        223
    664,290      FIAT S.P.A ...........................      1,934
     91,767      GENERAL MOTORS CORP ..................      5,563
    246,000      HONDA MOTOR CO LTD ...................      9,063
     24,100      ILLINOIS TOOL WORKS, INC .............      1,449
     23,100      MAGNA INTERNATIONAL, INC .............      1,446
     12,300     oNAVISTAR INTERNATIONAL CORP ..........        305
    664,000      NISSAN MOTOR CO LTD ..................      2,758
    140,000      PERUSAHAAN OTOMOBIL NASIONAL
                 BERHAD ...............................        137
     16,510      PEUGEOT S.A ..........................      2,083
    275,200      PIRELLI S.P.A ........................        737
    138,000      TAN CHONG MOTOR HOLDINGS BERHAD ......         60
    927,000      TOYOTA MOTOR CORP ....................     26,665
     63,300      VOLVO AB SERIES B FREE ...............      1,699
     51,000      YAMAHA CORP ..........................        581
                                                       -----------
                                                            80,851
                                                       -----------
                MOTORCYCLES, BICYCLES,
                 AND PARTS--0.01%
     24,800      HARLEY DAVIDSON, INC .................        679
                                                       -----------
                NATURAL GAS LIQUIDS--0.02%
     15,200      COLUMBIA GAS SYSTEMS, INC ............      1,194
                                                       -----------
                NEWSPAPERS--0.20%
        586      AGENCE HAVAS S.A .....................         42
      4,100      DOW JONES & CO, INC ..................        220
     92,000      ELSEVIER UTIGEVERSMIJ NV .............      1,488
     68,700      GANNETT CO, INC ......................      4,247
     57,000     oNEW STRAITS TIMES PRESS BERHAD .......         71
    174,706      NEWS CORP LTD ........................        964
    452,000      ORIENTAL PRESS GROUP .................        137
      3,700      QUEBECOR, INC (CLASS B) ..............         66
     14,000      SINGAPORE PRESS HOLDINGS LTD (FR) ....        175
     21,900      SOUTHAM, INC .........................        417
      3,100      TIMES MIRROR CO SERIES A .............        191
     39,400      TRIBUNE CO ...........................      2,453
                                                       -----------
                                                            10,471
                                                       -----------
                NONFERROUS FOUNDRIES
                 (CASTINGS)--0.00%
        558      PECHINEY S.A .........................         22
                                                       -----------
                NONFERROUS ROLLING AND
                 DRAWING--0.00%
      2,700      NKT HOLDINGS AS ......................        215
                                                       -----------
                NONRESIDENTIAL BUILDING
                 CONSTRUCTION--0.01%
     16,900      SKANSKA AB SERIES B FREE .............        693
                                                       -----------
                NONSTORE RETAILERS--0.06%
     66,300      SEARS ROEBUCK & CO ...................      3,000
                                                       -----------


                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                              ----------
                NURSING AND PERSONAL CARE
                 FACILITIES--0.01%
      8,000     oEXTENDICARE, INC (SUB-VOTE)(CLASS A) . $      109
     13,800      MANOR CARE, INC ......................        483
                                                       -----------
                                                               592
                                                       -----------
                OFFICE FURNITURE--0.01%
     12,519      U.S. INDUSTRIES, INC .................        377
                                                       -----------
                OIL AND GAS EXTRACTION--3.26%
     19,400      ALBERTA ENERGY LTD ...................        376
     78,800      AMOCO CORP ...........................      6,708
    534,000      APACHE CORP ..........................     18,723
  7,275,000      BRITISH-BORNEO PETROLEUM
                  SYNDICATE PLC .......................     50,634
     26,900     oCANADIAN NATURAL RESOURCES LTD .......        575
     16,243      CANADIAN OCCIDENTAL PETROLEUM LTD ....        367
    652,048     oCENTRICA PLC .........................        944
     22,200      CONSOLIDATED NATURAL GAS CO ..........      1,343
  1,059,200      EXXON CORP ...........................     64,810
     31,200      FLETCHER CHALLENGE LTD
                  (ENERGY DIVISION) ...................        109
      8,200     oGULF CANADA RESOURCES LTD ............         57
      7,300      HELMERICH & PAYNE, INC ...............        495
     32,000      IMPERIAL OIL LTD .....................      2,057
     59,200     oMETHANEX CORP ........................        470
    294,300      MOBIL CORP ...........................     21,245
     31,400      NORCEN ENERGY RESOURCES LTD ..........        360
      3,400      PETROFINA S.A ........................      1,255
      4,400     oPETROLEUM GEO-SERVICES AS ............        278
     42,500     oPOCO PETROLEUM LTD ...................        379
     14,700      RANGER OIL LTD .......................        100
     12,000     oTALISMAN ENERGY, INC .................        367
                                                       -----------
                                                           171,652
                                                       -----------
                OIL AND GAS FIELD SERVICES--3.54%
    950,600     oAKER MARTIME ASA .....................     20,244
    743,500      DIAMOND OFFSHORE DRILLING, INC .......     35,781
     55,400     oGLOBAL MARINE, INC ...................      1,357
      8,700      HALLIBURTON CO .......................        452
  2,352,850     +IHC CALAND NV ........................    122,093
      4,775      KONINKLIJKE PAKHOED HOLDINGS NV ......        138
     15,500      MCDERMOTT INTERNATIONAL, INC .........        568
      4,000      OMV AKTIENGESELLS AG .................        553
        100      PACIFIC ENTERPRISES, INC .............          4
      5,500      TECHNIP S.A ..........................        581
     43,650      TOTAL S.A ............................      4,752
                                                       -----------
                                                           186,523
                                                       -----------
                OPERATIVE BUILDERS--0.01%
      9,600      CENTEX CORP ..........................        604
                                                       -----------
                PAINTS AND ALLIED PRODUCTS--0.00%
        500     oCIN-CORPARACAO INDUSTRIAL
                  DO NORTE S.A. .......................         32
     59,000      KANSAI PAINT CO LTD ..................        143
        100      SHERWIN-WILLIAMS CO ..................          3
                                                       -----------
                                                               178
                                                       -----------
                PAPER AND PAPER PRODUCTS--0.03%
     41,200      IKON OFFICE SOLUTIONS, INC ...........      1,159
     20,300     oSTAPLES, INC .........................        563
                                                       -----------
                                                             1,722
                                                       -----------
                PAPER MILLS--0.08%
     50,000      ABITIBI-CONSOLIDATED, INC ............        697
     19,100      AVENOR, INC ..........................        272
     12,000      CHAMPION INTERNATIONAL CORP ..........        544
     16,600      DOMTAR, INC ..........................        115

                                                            VALUE
     SHARES                                                 (000)
     ------                                              ----------
    188,900      FLETCHER CHALLENGE LTD
                 (PAPER DIVISION) ..................... $      247
      2,700     oINVESTIMENTOS PARTICIPACOES
                  E GESTAO ............................         32
     33,900      MEAD CORP ............................        949
     74,526      REXAM PLC ............................        366
     33,000      WESTVACO CORP ........................      1,037
                                                       -----------
                                                             4,259
                                                       -----------
                PAPERBOARD CONTAINERS
                 AND BOXES--0.00%
     39,000     oMALAYSIAN PACIFIC INDUSTRIES BERHAD ..         94
                                                       -----------
                PAPERBOARD MILLS--0.01%
      8,600      INTERNATIONAL PAPER CO ...............        371
     12,544      PORTUCEL INDUSTRIA EMPRESA ...........         77
                                                       -----------
                                                               448
                                                       -----------
                PASSENGER TRANSPORTATION
                 ARRANGEMENT--1.10%
  2,665,000     oAIRTOURS PLC .........................     54,155
     43,600      AMERICAN EXPRESS CO ..................      3,891
                                                       -----------
                                                            58,046
                                                       -----------
                PENS, PENCILS, OFFICE, AND
                 ART SUPPLIES--0.00%
      3,038      BIC S.A ..............................        222
                                                       -----------
                PERIODICALS--0.18%
     16,000      MONDADORI (ARNOLDO) EDITORE S.P.A ....        126
     34,300      READER'S DIGEST ASSOCIATION, INC
                  (CLASS A)(NON-VOTE) .................        810
     59,400      THOMSON CORP .........................      1,629
    109,600      TIME WARNER, INC .....................      6,795
                                                       -----------
                                                             9,360
                                                       -----------
                PERSONAL CREDIT INSTITUTIONS--0.10%
     44,700      ACOM CO LTD ..........................      2,475
     21,808      HOUSEHOLD INTERNATIONAL, INC .........      2,782
                                                       -----------
                                                             5,257
                                                       -----------
                PERSONNEL SUPPLY SERVICES--1.35%
  9,348,000     +CORPORATE SERVICES GROUP PLC .........     32,916
  2,625,000      HAYS PLC .............................     35,115
     18,000      MANPOWER, INC ........................        635
     51,200      NEWELL COS, INC ......................      2,176
                                                       -----------
                                                            70,842
                                                       -----------
                PETROLEUM AND
                 PETROLEUM PRODUCTS--0.02%
     22,800      ENRON CORP ...........................        948
                                                       -----------
                PETROLEUM REFINING--2.82%
     65,500      ATLANTIC RICHFIELD CO ................      5,248
    556,297      BG PLC ...............................      2,508
  2,586,680      BRITISH PETROLEUM PLC ................     34,070
    208,141      BROKEN HILL PROPRIETARY CO LTD .......      1,933
      2,876      BURMAH CASTROL PLC ...................         50
     74,600      CHEVRON CORP .........................      5,744
    185,000      CHUAN HUP HOLDINGS LTD ...............         56
    298,000      COSMO OIL CO LTD .....................        454
     37,339      ELF AQUITANE S.A .....................      4,345
      1,430     oGEOPHYSIQUE
                  (COMPAGNIE GENERALE DE) .............        183
    122,766      LONDON & SCOTTISH MARINE OIL PLC .....        546
    209,000      MITSUBISHI OIL CO LTD ................        310
      3,300      MURPHY OIL CORP ......................        179
     33,000      NIPPON OIL & FATS CO LTD .............         56
    389,800      NIPPON OIL CO LTD ....................      1,010
     58,108      REPSOL S.A ...........................      2,478

                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                              ----------
                PETROLEUM REFINING-(Continued)
    897,000      ROYAL DUTCH PETROLEUM CO ............. $   49,246
  2,004,000      SAGA PETROLEUM AS SERIES A ...........     34,522
    162,775      SANTOS LTD ...........................        670
     23,500      SUN CO, INC ..........................        988
     29,800      SUNCOR ENERGY, INC ...................      1,020
     40,000      TEIKOKU OIL CO LTD ...................        105
     76,996      UNOCAL CORP ..........................      2,988
                                                       -----------
                                                           148,709
                                                       -----------
                PHOTOGRAPHIC EQUIPMENT
                 AND SUPPLIES--1.83%
     84,200      EASTMAN KODAK CO .....................      5,120
    887,000      FUJI PHOTO FILM CO LTD ...............     34,110
    771,300      XEROX CORP ...........................     56,932
                                                       -----------
                                                            96,162
                                                       -----------
                PLASTICS MATERIALS AND
                 SYNTHETICS--0.24%
     80,200      BASF AG ..............................      2,843
    162,838      DU PONT (E.I.) DE NEMOURS & CO .......      9,780
         75      EASTMAN CHEMICAL CO ..................          4
      5,200     oSOMMER-ALLIBERT ......................        181
                                                       -----------
                                                            12,808
                                                       -----------
                PLUMBING AND HEATING,
                 EXCEPT ELECTRIC--0.02%
     21,200      MASCO CORP ...........................      1,079
                                                       -----------
                POTTERY AND RELATED
                 PRODUCTS--0.00%
     74,154      CARADON PLC ..........................        219
                                                       -----------
                PRESERVED FRUITS AND
                 VEGETABLES--0.17%
    172,000      AJINOMOTO CO LTD .....................      1,680
     30,500      CAMPBELL SOUP CO .....................      1,773
     60,150      HEINZ (H.J.) CO ......................      3,056
     14,000      KIKKOMAN CORP ........................         71
    210,000      NICHIREI CORP ........................        452
     72,000      Q.P. CORP ............................        440
     30,100      SARA LEE CORP ........................      1,695
                                                       -----------
                                                             9,167
                                                       -----------
                PRIMARY NONFERROUS METALS--0.11%
     28,900      ALCAN ALUMINIUM CO LTD ...............        796
     48,800      ALUMINUM CO OF AMERICA ...............      3,434
      2,850     oGRANGES AB ...........................         45
      5,381      INCO LTD .............................         91
     20,000      INCO LTD (U.S.) ......................        340
     10,600      PHELPS DODGE CORP ....................        660
      4,900      REYNOLDS METALS CO ...................        294
                                                       -----------
                                                             5,660
                                                       -----------
                PRODUCERS, ORCHESTRAS,
                 ENTERTAINERS--1.97%
     51,184      EMI GROUP PLC ........................        442
     80,337      GRANADA GROUP LTD (CLASS A) ..........      1,239
     20,000      KONICA CORP ..........................         92
    307,572      LADBROKE GROUP PLC ...................      1,336
    112,500      MAGNUM CORP BERHAD ...................         68
         69      MOEVENPICK HOLDINGS (BR) .............         28
      7,000      SHIMANO, INC .........................        129
      9,970      SMH AG (REGD) ........................      1,347
  2,661,100    +oWESTWOOD ONE, INC ....................     98,793
                                                       -----------
                                                           103,474
                                                       -----------
                PULP MILLS--0.02%
      5,900     oEMPRESA NATIONAL DE CELULOSAS S.A ....         80
     55,600     oREPAP ENTERPRISES, INC ...............          7

                                                            VALUE
     SHARES                                                 (000)
     ------                                              ----------
     16,800      SARRIO CIA PAPELERA DE LEIZA S.A ..... $       61
     36,400      UPM-KYMMENE OY .......................        729
                                                       -----------
                                                               877
                                                       -----------
                RADIO AND TELEVISION
                 BROADCASTING--0.10%
    165,379      BRITISH SKY BROADCASTING GROUP PLC ...      1,235
         90      CANAL PLUS S.A .......................         17
    177,900      MEDIASET S.P.A .......................        875
          2      PATHE S.A ............................          0
    217,120      REED INTERNATIONAL PLC ...............      2,117
     79,000      TOKYO BROADCASTING SYSTEMS, INC ......      1,003
         60     oVIACOM, INC (CLASS B) ................          2
      1,534     oVIACOM, INC (CLASS B) WTS 07/07/99 ...          1
                                                       -----------
                                                             5,250
                                                       -----------
                RADIO, TELEVISION, AND
                 COMPUTER STORES--0.01%
      9,200      TANDY CORP ...........................        355
                                                       -----------
                RAILROADS--3.17%
     52,900      BRAMBLES INDUSTRIES LTD ..............      1,050
     44,000      BURLINGTON NORTHERN SANTA FE CORP ....      4,089
  2,158,300      CANADIAN PACIFIC LTD .................     58,063
     64,196      CSX CORP .............................      3,467
    364,111      HANKYU CORP ..........................      1,711
    354,797      KINKI NIPPON RAILWAY CO LTD ..........      1,902
    363,125      NAGOYA RAILROAD CO LTD ...............      1,251
    176,000      NIPPON EXPRESS CO LTD ................        880
        300      NORFOLK SOUTHERN CORP ................          9
     69,000      ODAKYU ELECTRIC RAILWAY CO LTD .......        299
  5,775,236      RAILTRACK GROUP PLC ..................     92,270
    101,000      SEINO TRANSPORTATION CO LTD ..........        506
    139,000      TOBU RAILWAY CO LTD ..................        436
     90,122      YAMATO TRANSPORT CO LTD ..............      1,213
                                                       -----------
                                                           167,146
                                                       -----------
                REAL ESTATE AGENTS
                 AND MANAGERS--0.15%
    148,904      BRITISH LAND PLC .....................      1,629
     61,084     oEVERGO CHINA HOLDINGS LTD ............          2
     96,400      GENERAL PROPERTY TRUST ...............        171
  1,503,000      HOPEWELL HOLDINGS LTD ................        374
     70,792      LAND SECURITIES PLC ..................      1,142
    302,000      MITSUBISHI ESTATE CO LTD .............      3,298
          5      NEW WORLD DEVELOPMENT CO LTD .........          0
        158      SAGEM S.A ............................         70
     11,000      TOKYO TATEMONO CO LTD ................         14
     88,000      TOSTEM CORP ..........................        948
                                                       -----------
                                                             7,648
                                                       -----------
                REAL ESTATE OPERATORS
                 AND LESSORS--0.00%
        100      ROUSE CO .............................          3
                                                       -----------
                RESEARCH AND TESTING SERVICES--0.43%
     52,433      ASTRA AB SERIES A FREE ...............        909
    220,532      ASTRA AB SERIES B FREE ...............      3,710
    109,000      CHUGAI PHARMACEUTICAL CO LTD .........        562
    118,000      DAIICHI PHARMACEUTICAL CO LTD ........      1,334
     47,000      EISAI CO LTD .........................        719
      2,264      ESSILOR INTERNATIONAL ................        677
     95,000      KYOWA HAKKO KOGYO ....................        413
    151,000      LION CORP ............................        448
      8,160      LOREAL S.A ...........................      3,194
    120,000      SHIONOGI & CO LTD ....................        552
     47,700      SHISEIDO & CO LTD ....................        653
     81,000      TAISHO PHARMACEUTICAL CO LTD .........      2,074
    209,000      TAKEDA CHEMICAL INDUSTRIES LTD .......      5,980

                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                              ----------
                RESEARCH AND TESTING
                 SERVICES-(Continued)
      7,900      UNI CHARM CORP ....................... $      281
     64,964      YAMANOUCHI PHARMACEUTICAL CO LTD .....      1,399
                                                       -----------
                                                            22,905
                                                       -----------
                RESIDENTIAL BUILDING
                 CONSTRUCTION--0.23%
    148,000     oAOKI CONSTRUCTION CO LTD .............         48
     48,910      BARRATT DEVELOPMENTS LTD .............        186
    244,342      BLUE CIRCLE INDUSTRIES PLC ...........      1,430
     11,200      BPB PLC ..............................         62
      5,100      CLAYTON HOMES, INC ...................         92
    121,000      DAIWA HOUSE INDUSTRY CO LTD ..........        642
     91,000     oEKRAN BERHAD .........................         64
    102,470      ENGLISH CHINA CLAYS PLC ..............        454
     17,300      FOMENTO CONSTRUCCIONES Y
                  CONTRATAS S.A .......................        658
    360,000      FUJITA CORP ..........................        130
     64,000     oHASEKO CORP ..........................         33
    220,000      HAZAMA-GUMI LTD ......................        108
        700      HOLLANDSCHE BETON GROEP NV (H.B.G.) ..         13
    110,000      INAX CORP ............................        321
    276,000      KAJIMA CORP ..........................        698
    148,000      NIHON CEMENT CO LTD ..................        306
    110,000      NISHIMATSU CONSTRUCTION CO LTD .......        347
    116,000      OBAYASHI CORP ........................        396
    119,000      OKUMURA CORP .........................        284
     52,000      PENTA OCEAN CONSTRUCTION CO LTD ......         73
    247,990      PILKINGTON PLC .......................        522
    219,170      RUGBY GROUP PLC ......................        492
      8,207      ST. GOBAIN S.A .......................      1,166
    475,000      TAISEI CORP ..........................        782
    341,855      TARMAC PLC ...........................        644
     29,000      TOA CORP .............................         38
     84,700      TOTO LTD .............................        543
     60,000     #UNITED ENGINEERING BERHAD ............         50
     82,397      WILLIAMS PLC .........................        468
     32,973      WILSON (CONNOLLY) HOLDINGS PLC .......         85
     50,000      WIMPEY (GEORGE) LTD ..................         87
     79,800      WOLSELEY PLC .........................        634
    224,500      YTL CORP BERHAD ......................        303
                                                       -----------
                                                            12,159
                                                       -----------
                SANITARY SERVICES--1.55%
     21,300      BROWNING FERRIS INDUSTRIES, INC ......        788
    104,886      LAIDLAW, INC .........................      1,429
    105,074      THAMES WATER PLC .....................      1,575
  1,918,700     oU.S.A. WASTE SERVICES, INC ...........     75,309
     95,052      WASTE MANAGEMENT, INC ................      2,614
                                                       -----------
                                                            81,715
                                                       -----------
                SAVINGS INSTITUTIONS--0.73%
     15,200      GOLDEN WEST FINANCIAL CORP ...........      1,487
    575,433      WASHINGTON MUTUAL, INC ...............     36,720
                                                       -----------
                                                            38,207
                                                       -----------
                SAWMILLS AND PLANING MILLS--0.04%
     18,000      BOISE CASCADE CORP ...................        545
     10,500     oINTERNATIONAL FOREST PRODUCTS LTD ....         44
     35,700      LOUISIANA PACIFIC CORP ...............        678
     11,600      MACMILLAN BLOEDEL LTD ................        120
      3,100      TEMPLE-INLAND, INC ...................        162
      9,600      WEYERHAEUSER CO ......................        471
                                                       -----------
                                                             2,020
                                                       -----------

                                                            VALUE
     SHARES                                                 (000)
     ------                                              ----------
                SEARCH AND NAVIGATION
                 EQUIPMENT--0.01%
      5,851      RAYTHEON CO (CLASS A) ................ $      289
                                                       -----------
                SECURITY AND COMMODITY
                 SERVICES--0.05%
     26,125      MERCURY ASSETS MANAGEMENT
                 GROUP PLC ............................        728
     17,900      TRANSAMERICA CORP ....................      1,906
                                                       -----------
                                                             2,634
                                                       -----------
                SECURITY BROKERS AND DEALERS--0.41%
    155,911      ABBEY NATIONAL PLC ...................      2,691
        555      COMPAGNIE BANCAIRE S.A ...............         90
        540      CPR ..................................         44
      3,185      CREDIT SAISON CO LTD .................         79
    344,000      DAIWA SECURITIES CO LTD ..............      1,191
      5,995      FORTIS AG ............................      1,251
     71,000      JACCS CO .............................        437
    261,000      MBF CAPITAL BERHAD ...................         61
     18,300      MERRILL LYNCH & CO, INC ..............      1,335
    131,000      NIPPON SHINPAN CO LTD ................        148
    468,000      NOMURA SECURITIES CO LTD .............      6,263
     14,300      ORIX CORP ............................      1,001
     41,950      PAINE WEBBER GROUP, INC ..............      1,450
     72,000      RASHID HUSSAIN BERHAD ................         56
      5,706      SCHROEDERS LTD .......................        176
     61,050      SCHWAB (CHARLES) CORP ................      2,560
    371,900      SUN HUNG KAI PROPERTIES LTD ..........      2,592
    114,000      TA ENTERPRISE BERHAD .................         23
     32,982      WOODCHESTER INVESTMENTS PLC ..........        118
    275,000     xYAMAICHI SECURITIES CO LTD ...........          2
                                                       -----------
                                                            21,568
                                                       -----------
                SHIP AND BOAT BUILDING
                 AND REPAIRING--0.02%
     18,530    xoBREMER VULKAN AG .....................         16
     10,100      GENERAL DYNAMICS CORP ................        873
         66     oHALTER MARINE GROUP, INC .............          2
     90,000      KAWASAKI HEAVY INDUSTRIES, LTD .......        140
    406,000     oMITSUI ENGINEERING & SHIP BUILDING
                  CO LTD ..............................        259
                                                       -----------
                                                             1,290
                                                       -----------
                SHOE STORES--1.52%
    608,570      ADIDAS AG ............................     80,078
                                                       -----------
                SOAP, CLEANERS, AND
                 TOILET GOODS--0.31%
     35,100      AVON PRODUCTS, INC ...................      2,154
     31,100      DIAL CORP ............................        647
    167,200      PROCTER & GAMBLE CO ..................     13,345
                                                       -----------
                                                            16,146
                                                       -----------
                SPECIAL INDUSTRY MACHINERY--0.07%
    114,700     oAPPLIED MATERIALS, INC ...............      3,455
      1,013     oRAUMA OY .............................         16
                                                       -----------
                                                             3,471
                                                       -----------
                SUBDIVIDERS AND DEVELOPERS--1.98%
  1,203,175      AXA UAP ..............................     93,138
     32,900     oCATELLUS DEVELOPMENT CORP ............        658
    551,000      CHEUNG KONG HOLDINGS LTD .............      3,609
    639,197      CHINESE ESTATES LTD ..................        283
    143,560      CITY DEVELOPMENT LTD .................        665
     13,665     oCITY DEVELOPMENT LTD WTS 07/18/98 ....         41
    123,000      DAIKYO, INC ..........................         95



                       See notes to financial statements.

                                                          VALUE
     SHARES                                                (000)
     ------                                              ---------
                SUBDIVIDERS AND
                 DEVELOPERS-(Continued)
     11,726      HAMMERSON PLC ........................ $       91
    425,000      HANG LUNG DEVELOPMENT CO LTD .........        598
    234,000     oHONG LEONG PROPERTIES BERHAD .........         43
    127,000      HOTEL PROPERTIES LTD .................         83
    356,000      HYSAN DEVELOPMENT CO LTD .............        710
    165,000     oIGB CORP BERHAD ......................         38
    141,333     oMALAYSIAN RESOURCES CORP BERHAD ......         33
    175,000     oMETROPLEX BERHAD .....................         45
     22,164      MISAWA HOMES CO LTD ..................         62
    232,000      MITSUI FUDOSAN CO LTD ................      2,248
    186,250     oMULPHA INTERNATIONAL BERHAD ..........         22
        265     oSALOMON S.A ..........................         23
      8,566      SCHRODERS PROPERTY FUND ..............         13
    107,100      SLOUGH ESTATES PLC ...................        605
    136,000      TAI CHEUNG HOLDINGS LTD ..............         54
    194,200      UNITED OVERSEAS LAND LTD .............        164
    347,216      WESTFIELD TRUST (UNITS) ..............        663
     13,799    #oWESTFIELD TRUST (UNITS) NEW ..........         25
                                                       -----------
                                                           104,009
                                                       -----------
                SUGAR AND CONFECTIONERY
                 PRODUCTS--0.05%
      6,600      DANISCO AS ...........................        366
     30,500      EZAKI GLICO CO LTD ...................        198
    143,000      MEIJI SEIKA KAISHA LTD ...............        477
    820,450      MONTEDISON S.P.A .....................        738
     25,000      NIPPON BEET SUGAR MANUFACTURING
                  CO LTD ..............................         34
     34,600      TATE & LYLE PLC ......................        286
      7,800      WESTON (GEORGE) LTD ..................        665
                                                       -----------
                                                             2,764
                                                       -----------
                SURETY INSURANCE--0.88%
    480,400      ACE LTD ..............................     46,359
                                                       -----------
                TELEPHONE COMMUNICATIONS--7.54%
         83     o360 COMMUNICATIONS CO ................          2
     73,820     oAIRTOUCH COMMUNICATIONS, INC .........      3,068
  1,308,719      AT & T CORP ..........................     80,159
    108,612      BELL ATLANTIC CORP ...................      9,884
    181,294      BELLSOUTH CORP .......................     10,209
    274,950      DEUTSCHE TELEKOM AG ..................      5,176
    101,000     oFRANCE TELECOM S.A ...................      3,665
      6,900      GN STORE NORD AS-GN GREAT NORDIC .....        116
     69,410      KONINKLIJKE PTT NEDERLAND NV .........      2,897
    103,175      LUCENT TECHNOLOGIES, INC .............      8,241
      3,890      NIPPON TELEGRAPH & TELEPHONE CORP ....     33,508
     27,343      PORTUGAL TELECOM S.A .................      1,270
    160,826      SBC COMMUNICATIONS, INC ..............     11,781
    992,000      SINGAPORE TELECOMMUNICATIONS LTD .....      1,849
     17,800      SIRTI S.P.A ..........................        108
      4,500      SOUTHERN NEW ENGLAND
                  TELECOMMUNICATIONS CORP .............        226
     23,350      SPRINT CORP ..........................      1,369
    626,805      TELECOM ITALIA .......................      4,009
 17,570,399      TELECOM ITALIA MOBILE S.P.A ..........     81,200
     16,100      TELE DANMARK AS (CLASS B) ............        999
    129,003      TELEFONICA DE ESPANA S.A .............      3,682
    407,500     oTELEPORT COMMUNICATIONS GROUP, INC
                  (CLASS A) ...........................     22,362
    689,394     oTELSTRA CORP LTD (P/P) ...............      1,455
      9,000      TELUS CORP ...........................        199
  3,626,730     oWORLDCOM, INC ........................    109,709
                                                       -----------
                                                           397,143
                                                       -----------

                                                            VALUE
     SHARES                                                 (000)
     ------                                              ----------

                TIRES AND INNER TUBES--0.09%
     50,200      GOODYEAR TIRE & RUBBER CO ............ $    3,194
     31,937      MICHELIN S.A. (CLASS B) ..............      1,609
                                                       -----------
                                                             4,803
                                                       -----------
                TOYS AND SPORTING GOODS--0.01%
      9,100      CALLAWAY GOLF CO .....................        260
      4,000      NAMCO LTD ............................        117
                                                       -----------
                                                               377
                                                       -----------
                VARIETY STORES--0.07%
         10      COMPTOIRS MODERNES ...................          5
     29,600      HENNES & MAURITZ AB SERIES B .........      1,306
      5,200     oINSTRUMENTARIUM GROUP
                  SERIES B FREE .......................        181
    111,382     oK MART CORP ..........................      1,288
     32,000      METRO HOLDINGS LTD ...................         40
     23,000      OKAMATO INDUSTRIES, INC ..............         41
    108,500     oWATERFORD WEDGWOOD PLC (UNITS) .......        147
     43,500     oWOOLWORTH CORP .......................        886
                                                       -----------
                                                             3,894
                                                       -----------
                WATCHES, CLOCKS, WATCHCASES
                 AND PARTS--0.00%
      4,000      SEIKO CORP ...........................         14
                                                       -----------
                WATER SUPPLY--0.01%
     14,700     oAGUAS DE BARCELONA S.A ...............        606
                                                       -----------
                WATER TRANSPORTATION
                 SERVICES--0.02%
     19,600      TIDEWATER, INC .......................      1,080
                                                       -----------
                WOMEN'S ACCESSORY AND
                 SPECIALTY STORES--0.03%
     63,100      LIMITED, INC .........................      1,609
                                                       -----------
                WOMEN'S AND CHILDREN'S
                 UNDERGARMENTS--0.02%
    166,000      GUNZE LTD ............................        276
     76,000      WACOAL CORP ..........................        760
                                                       -----------
                                                             1,036
                                                       -----------
                WOMEN'S AND MISSES'
                 OUTERWEAR--0.03%
     21,780      BENETTON GROUP S.P.A .................        357
     17,400      LIZ CLAIBORNE, INC ...................        728
    205,000     oRENOWN, INC ..........................         87
     46,000      TOKYO STYLE CO LTD ...................        417
                                                       -----------
                                                             1,589
                                                       -----------
                WOMEN'S CLOTHING STORES--0.60%
  1,317,500      INTIMATE BRANDS, INC (CLASS A) .......     31,702
                                                       -----------
                YARN AND THREAD MILLS--0.00%
      3,200      UNIFI, INC ...........................        125

                TOTAL COMMON STOCK
                  (Cost $4,419,937)....................  5,144,290
                                                       -----------

  PRINCIPAL
--------------

                SHORT TERM INVESTMENTS--7.53%
                 COMMERCIAL PAPER--1.61%
                  BANKERS TRUST NEW YORK CORP
 $20,000,000          5.570%, 05/06/98 ................     19,600
                  ~ DUPONT (E.I.) DE NEMOURS & CO
  23,000,000          5.700%, 02/06/98 ................     22,862
                    GTE CORP
   7,500,000          6.050%, 02/23/98 ................      7,434


                       See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                              ---------

                 COMMERCIAL
                   PAPER--(CONTINUED)
                  HOUSEHOLD FINANCE CORP
 $12,000,000          5.500%, 01/20/98 ..............  $    11,961
                  SWEDISH EXPORT CREDIT CORP
  23,000,000          5.520%, 01/07/98 ..............       22,975
                                                       -----------
                                                            84,832
                                                       -----------
                  OTHER AGENCIES--0.43%
                   INTERNATIONAL BANK
                    FOR RECONSTRUCTION
  23,000,000          5.500%, 04/30/98 ..............       22,578
                                                       -----------
                  U.S. GOVERNMENT & AGENCIES--5.49%
                   FEDERAL HOME LOAN BANK
  50,000,000          4.900%, 01/07/98 ..............       49,945
   2,000,000          5.660%, 01/07/98 ..............        1,998
                   FEDERAL HOME LOAN MORTGAGE CORP
  31,878,000          5.375%, 01/02/98 ..............       31,868
   7,500,000          5.670%, 01/09/98 ..............        7,489
  14,943,000          5.630%, 02/12/98 ..............       14,844
   9,816,000          5.630%, 02/25/98 ..............        9,732
                   FEDERAL NATIONAL MORTGAGE
                    ASSOCIATION
  28,430,000          5.470%, 02/05/98 ..............       28,273
  33,000,000          5.470%, 03/27/98 ..............       32,562
  82,000,000          5.480%, 05/22/98 ..............       80,244
  32,948,000          5.480%, 05/27/98 ..............       32,217
                                                       -----------
                                                           289,172
                                                       -----------
                  TOTAL SHORT TERM INVESTMENTS
                   (Cost $396,655)...................      396,582
                                                       -----------
                  TOTAL PORTFOLIO
                   (Cost $4,855,836).................  $ 5,584,811
                                                       ===========

--------
o Non-income producing
+ Affiliate holding
x In bankruptcy
~ Commercial  Paper issued under the private  placement  exemption under Section
  4(2) of   the   Securities   Act   of   1933,   as   amended.
# Restricted securities-investment in securities not registered under the Securities Act of 1933 or not publicly traded on foreign markets. Additional information on each holding is as follows:

                                               ACQUISITION   ACQUISITION
SECURITY                                          DATE           COST
--------                                       ----------     ----------
INCHCAPE MARKETING SERVICES ...............     12/26/97      $   14,941
LAIR LIQUIDE (REGD) .......................      VARIOUS         215,354
PUBLIC BANK BERHAD (LR) RTS ...............     12/16/97           3,373
SODEXHO ALLIANCE S.A. .....................     12/20/96          73,651
UNITED ENGINEERING BERHAD .................     11/27/96         495,448
VIGLEN TECNOLOGY (CV LOAN STOCK) ..........     08/05/97          65,382
WESTFIELD TRUST (UNITS) NEW ...............     12/20/96         643,459
                                                              ----------
                                                              $1,511,608
                                                              ==========

                See notes to financial statements.

                 COLLEGE RETIREMENT EQUITIES FUND
      TRANSACTIONS WITH AFFILIATED COMPANIES--GLOBAL EQUITIES
                JANUARY 1, 1997--DECEMBER 31, 1997


                                          VALUE AT           PURCHASE        SALES        REALIZED
            ISSUE                     DECEMBER 31, 1996        COST        PROCEEDS      GAIN (LOSS)
            -----                     -----------------     -----------    ---------     -----------
ADAC LABORATORIES, INC                  $ 28,657,950                 --           --              --
CHAMPION ENTERPRISES, INC                         **        $14,046,591  $23,459,637     $(7,483,303)
CORPORATE SERVICES GROUP, PLC                     **          7,901,611           --              --
IHC CALAND NV                            134,136,368            109,983           --              --
STORK NV                                          **         42,508,748   34,449,878         744,726
WESTWOOD ONE, INC                         44,240,787                 --           --              --
                                        ------------        -----------  -----------     -----------
TOTAL AFFILIATED TRANSACTIONS           $207,035,105        $64,566,933  $57,909,515     ($6,738,577)
                                        ============        ===========  ===========     ===========




                                  DIVIDEND         SHARES AT             VALUE AT
            ISSUE                  INCOME      DECEMBER 31, 1997     DECEMBER 31, 1997
            -----                 ---------    -----------------     -----------------
ADAC LABORATORIES, INC                    --      1,200,333            $ 23,706,576
CHAMPION ENTERPRISES, INC                 --              *                       *
CORPORATE SERVICES GROUP, PLC     $  762,349      9,348,000              32,915,766
IHC CALAND NV                      2,178,395      2,352,850             122,093,359
STORK NV                           1,714,866              *                       *
WESTWOOD ONE, INC                         --      2,661,100              98,793,337
                                  ----------                           ------------
TOTAL AFFILIATED TRANSACTIONS     $4,655,610                           $277,509,038
                                  ==========                           ============


  ** Not an Affiliate as of December 31, 1996
   * Not an Affiliate as of December 31, 1997

                See notes to financial statements.

                 COLLEGE RETIREMENT EQUITIES FUND
             STATEMENT OF INVESTMENTS--GROWTH ACCOUNT
                         DECEMBER 31, 1997

                  SUMMARY BY INDUSTRY (Continued)
                               (000)
                                                          VALUE       %
                                                          -----     -----
PREFERRED STOCK
   LIFE INSURANCE ..................................  $     260     0.01%
   MEDICAL INSTRUMENTS AND SUPPLIES ................          2     0.00
   MEDICAL SERVICE AND HEALTH
    INSURANCE ......................................          5     0.00
                                                          -----     ----
  TOTAL PREFERRED STOCK
   (Cost $246) .....................................       267     0.01
                                                          -----     ----
COMMON STOCK
   ADVERTISING .....................................     12,904     0.28
   AGRICULTURAL CHEMICALS ..........................        480     0.01
   AIR TRANSPORTATION, SCHEDULED ...................      2,969     0.06
   AIRCRAFT AND PARTS ..............................     37,905     0.81
   AIRPORTS, FLYING FIELDS, AND SERVICES ...........         29     0.00
   APPAREL, PIECE GOODS, AND NOTIONS ...............      2,464     0.05
   AUTO AND HOME SUPPLY STORES .....................        855     0.02
   AUTOMOTIVE RENTALS, NO DRIVERS ..................        404     0.01
   AUTOMOTIVE SERVICES, EXCEPT REPAIR ..............         42     0.00
   BAKERY PRODUCTS .................................      2,875     0.06
   BEAUTY SHOPS ....................................        296     0.01
   BEVERAGES .......................................    156,266     3.33
   BITUMINOUS COAL AND LIGNITE MINING ..............        367     0.01
   BLANKBOOKS AND BOOKBINDING ......................      2,068     0.04
   BLAST FURNACE AND BASIC STEEL
    PRODUCTS .......................................      2,737     0.06
   BOOKS ...........................................     19,990     0.43
   BROADWOVEN FABRIC MILLS, COTTON .................     48,643     1.04
   BROADWOVEN FABRIC MILLS,
    MANMADE ........................................         25     0.00
   BUSINESS CREDIT INSTITUTIONS ....................        576     0.01
   CABLE AND OTHER PAY TV SERVICES .................     17,072     0.36
   CARPETS AND RUGS ................................        184     0.00
   CASH GRAINS .....................................        198     0.00
   CEMENT, HYDRAULIC ...............................        900     0.02
   CHEMICALS AND ALLIED PRODUCTS ...................         13     0.00
   CHEWING AND SMOKING TOBACCO .....................      4,229     0.09
   CHILDREN'S AND INFANTS'
    WEAR STORES ....................................        936     0.02
   CIGARETTES ......................................    101,600     2.17
   CIGARS ..........................................        331     0.01
   COMMERCIAL BANKS ................................     85,024     1.81
   COMMERCIAL PRINTING .............................      1,430     0.03
   COMMUNICATIONS EQUIPMENT ........................     94,688     2.02
   COMMUNICATIONS SERVICES, NEC ....................        263     0.01
   COMPUTER AND DATA PROCESSING
    SERVICES .......................................    269,015     5.73
   COMPUTER AND OFFICE EQUIPMENT ...................    282,425     6.02
   CONCRETE, GYPSUM, AND PLASTER
    PRODUCTS .......................................      1,877     0.04
   CONSTRUCTION AND RELATED
    MACHINERY ......................................      4,821     0.10
   COPPER ORES .....................................         64     0.00
   CREDIT REPORTING AND COLLECTION .................      6,952     0.15
   CUTLERY, HANDTOOLS, AND HARDWARE ................     37,152     0.79
   DEEP SEA DOMESTIC TRANSPORTATION
    OF FREIGHT .....................................        118     0.00

                                                          VALUE       %
                                                          -----     -----
   DEEP SEA FOREIGN TRANSPORTATION
    OF FREIGHT .....................................  $     514     0.01%
   DEPARTMENT STORES ...............................     37,116     0.79
   DRUG STORES AND PROPRIETARY
    STORES .........................................     12,586     0.27
   DRUGS ...........................................    460,870     9.83
   DRUGS, PROPRIETARIES, AND
    SUNDRIES .......................................     72,574     1.55
   EATING AND DRINKING PLACES ......................     29,075     0.62
   ELECTRIC DISTRIBUTION EQUIPMENT .................     86,363     1.84
   ELECTRIC LIGHTING AND WIRING
    EQUIPMENT ......................................        837     0.02
   ELECTRIC SERVICES ...............................      5,646     0.12
   ELECTRICAL GOODS ................................     19,970     0.43
   ELECTRICAL INDUSTRIAL APPARATUS .................      6,314     0.14
   ELECTRICAL WORK .................................         70     0.00
   ELECTRONIC COMPONENTS AND
    ACCESSORIES ....................................    322,000     6.87
   ENGINEERING AND ARCHITECTURAL
    SERVICES .......................................        145     0.00
   ENGINES AND TURBINES ............................        803     0.02
   FABRICATED RUBBER PRODUCTS, NEC .................        418     0.01
   FABRICATED STRUCTURAL METAL
    PRODUCTS .......................................        359     0.01
   FAMILY CLOTHING STORES ..........................      5,256     0.11
   FARM AND GARDEN MACHINERY .......................        220     0.00
   FARM-PRODUCT RAW MATERIALS ......................      1,394     0.03
   FEDERAL AND FEDERALLY-SPONSORED
    CREDIT AGENCIES ................................     54,860     1.17
   FIRE, MARINE, AND CASUALTY
    INSURANCE ......................................      4,933     0.11
   FLAT GLASS ......................................      1,205     0.03
   FOOTWEAR EXCEPT, RUBBER .........................      1,029     0.02
   FREIGHT TRANSPORTATION
    ARRANGEMENT ....................................        555     0.01
   FUNERAL SERVICE AND CREMATORIES .................      6,802     0.15
   FURNITURE AND HOMEFURNISHINGS
    STORES .........................................      3,947     0.08
   GAS PRODUCTION AND DISTRIBUTION .................      1,421     0.03
   GENERAL INDUSTRIAL MACHINERY ....................    154,258     3.29
   GLASS AND GLASSWARE, PRESSED OR
    BLOWN ..........................................      8,734     0.18
   GOLD AND SILVER ORES ............................     16,290     0.35
   GRAIN MILL PRODUCTS .............................     22,768     0.49
   GROCERIES AND RELATED PRODUCTS ..................     11,424     0.24
   GROCERY STORES ..................................     20,699     0.44
   GUIDED MISSILES, SPACE VEHICLES AND
    PARTS ..........................................        372     0.01
   HARDWARE, PLUMBING AND HEATING
    EQUIPMENT ......................................        615     0.01
   HEALTH AND ALLIED SERVICES, NEC .................     14,477     0.31
   HEAVY CONSTRUCTION, EXCEPT
    HIGHWAY ........................................      1,346     0.03
   HOLDING OFFICES .................................      1,993     0.04
   HOME HEALTH CARE SERVICES .......................        384     0.01
   HORTICULTURAL SPECIALTIES .......................      1,898     0.04

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
                    STATEMENT OF INVESTMENTS--GROWTH ACCOUNT
                                DECEMBER 31, 1997

                         SUMMARY BY INDUSTRY (Continued)
                                      (000)


                                                          VALUE       %
                                                          -----     -----
   HOSE, BELTING, GASKETS AND
    PACKING ........................................    $   102     0.00%
   HOSPITALS .......................................     18,205     0.39
   HOTELS AND MOTELS ...............................     26,788     0.57
   HOUSEHOLD APPLIANCE STORES ......................      2,654     0.06
   HOUSEHOLD APPLIANCES ............................    226,787     4.84
   HOUSEHOLD AUDIO AND VIDEO
    EQUIPMENT ......................................        327     0.01
   HOUSEHOLD FURNITURE .............................      1,560     0.03
   INDUSTRIAL INORGANIC CHEMICALS ..................     42,158     0.90
   INDUSTRIAL MACHINERY, NEC .......................         99     0.00
   INDUSTRIAL ORGANIC CHEMICALS ....................        658     0.01
   INSURANCE AGENTS, BROKERS, AND
    SERVICE ........................................      3,657     0.08
   INSURANCE CARRIERS, NEC .........................         24     0.00
   IRON AND STEEL FOUNDRIES ........................         60     0.00
   JEWELRY, SILVERWARE, AND
    PLATED WARE ....................................      2,296     0.05
   JOB TRAINING AND RELATED SERVICES ...............          9     0.00
   KNITTING MILLS ..................................        578     0.01
   LANDSCAPE AND HORTICULTURAL
    SERVICES .......................................        262     0.01
   LAUNDRY, CLEANING, AND GARMENT
    SERVICES .......................................      1,561     0.03
   LEATHER TANNING AND FINISHING ...................        838     0.02
   LEGAL SERVICES ..................................        253     0.01
   LIFE INSURANCE ..................................     30,311     0.65
   LUGGAGE .........................................        534     0.01
   LUMBER AND CONSTRUCTION
    MATERIALS ......................................         14     0.00
   LUMBER AND OTHER BUILDING
    MATERIALS ......................................     34,755     0.74
   MACHINERY, EQUIPMENT, AND
    SUPPLIES .......................................        241     0.01
   MAILING, REPRODUCTION AND
    STENOGRAPHIC SERVICES ..........................        411     0.01
   MANAGEMENT AND PUBLIC RELATIONS .................      1,957     0.04
   MANIFOLD BUSINESS FORMS .........................        618     0.01
   MEASURING AND CONTROLLING
    DEVICES ........................................     29,027     0.62
   MEAT PRODUCTS ...................................      9,869     0.21
   MEDICAL AND DENTAL LABORATORIES .................         96     0.00
   MEDICAL INSTRUMENTS AND SUPPLIES ................    162,445     3.46
   MEDICAL SERVICE AND HEALTH
    INSURANCE ......................................     16,691     0.36
   MEN'S AND BOYS' CLOTHING STORES .................        932     0.02
   MEN'S AND BOYS' FURNISHINGS .....................      2,133     0.05
   METAL CANS AND SHIPPING
    CONTAINERS .....................................      1,166     0.02
   METAL FORGINGS AND STAMPINGS ....................      1,096     0.02
   METAL SERVICES, NEC .............................          1     0.00
   METALWORKING MACHINERY ..........................         23     0.00
   MILLWORK, PLYWOOD AND STRUCTURAL
    MEMBERS ........................................         20     0.00
   MISCELLANEOUS AMUSEMENT, RECREATION
    SERVICES .......................................     90,674     1.93

                                                          VALUE       %
                                                          -----     -----
   MISCELLANEOUS APPAREL AND
    ACCESSORY STORES ...............................    $ 6,557     0.14%
   MISCELLANEOUS APPAREL AND
    ACCESSORIES ....................................      1,039     0.02
   MISCELLANEOUS BUSINESS SERVICES .................      9,767     0.21
   MISCELLANEOUS CHEMICAL PRODUCTS .................      7,951     0.17
   MISCELLANEOUS CONVERTED PAPER
    PRODUCTS .......................................     21,727     0.46
   MISCELLANEOUS DURABLE GOODS .....................      3,454     0.07
   MISCELLANEOUS ELECTRICAL EQUIPMENT
    AND SUPPLIES ...................................        741     0.02
   MISCELLANEOUS EQUIPMENT RENTAL
    AND LEASING ....................................        730     0.02
   MISCELLANEOUS FABRICATED METAL
    PRODUCTS .......................................      1,682     0.04
   MISCELLANEOUS FOOD AND KINDRED
    PRODUCTS .......................................        406     0.01
   MISCELLANEOUS FOOD STORES .......................      1,295     0.03
   MISCELLANEOUS GENERAL MERCHANDISE
    STORES .........................................      1,136     0.02
   MISCELLANEOUS INVESTING .........................      6,089     0.13
   MISCELLANEOUS MANUFACTURES ......................      1,897     0.04
   MISCELLANEOUS METAL ORES ........................        124     0.00
   MISCELLANEOUS NONMETALLIC MINERAL
    PRODUCTS .......................................      7,968     0.17
   MISCELLANEOUS NONMETALLIC MINERALS ..............        182     0.00
   MISCELLANEOUS PERSONAL SERVICES .................      1,566     0.03
   MISCELLANEOUS PETROLEUM AND COAL
    PRODUCTS .......................................        449     0.01
   MISCELLANEOUS PLASTICS PRODUCTS,
    NEC ............................................     29,529     0.63
   MISCELLANEOUS PRIMARY METAL
    PRODUCTS .......................................          9     0.00
   MISCELLANEOUS REPAIR SHOPS ......................         74     0.00
   MISCELLANEOUS SHOPPING GOOD STORES ..............      7,009     0.15
   MISCELLANEOUS SPECIAL TRADE
    CONTRACTORS ....................................          0     0.00
   MISCELLANEOUS TEXTILE GOODS .....................         81     0.00
   MISCELLANEOUS TRANSPORTATION
    EQUIPMENT ......................................         52     0.00
   MOBILE HOME DEALERS .............................      1,882     0.04
   MORTGAGE BANKERS AND BROKERS ....................      4,724     0.10
   MOTION PICTURE PRODUCTION AND
    SERVICES .......................................     41,494     0.88
   MOTION PICTURE THEATERS .........................        837     0.02
   MOTOR VEHICLES AND EQUIPMENT ....................      7,247     0.15
   MOTORCYCLES, BICYCLES, AND PARTS ................     21,347     0.46
   NATURAL GAS LIQUIDS .............................        490     0.01
   NEW AND USED CAR DEALERS ........................      4,069     0.09
   NEWSPAPERS ......................................     18,362     0.39
   NONFERROUS FOUNDRIES (CASTINGS) .................        409     0.01
   NONFERROUS ROLLING AND DRAWING ..................      2,287     0.05
   NONSTORE RETAILERS ..............................    $11,429     0.24
   NURSING AND PERSONAL CARE
    FACILITIES .....................................      1,578     0.03
   OFFICE FURNITURE ................................      1,915     0.04

                       See notes to financial statements.

                                       -60

                        COLLEGE RETIREMENT EQUITIES FUND
                    STATEMENT OF INVESTMENTS--GROWTH ACCOUNT
                                DECEMBER 31, 1997

                         SUMMARY BY INDUSTRY (Continued)
                                      (000)

                                                          VALUE       %
                                                          -----     -----
   OFFICES AND CLINICS OF MEDICAL
    DOCTORS ........................................    $ 1,836     0.04%
   OFFICES AND CLINICS OF DENTISTS .................        178     0.00
   OFFICES OF OTHER HEALTH
    PRACTITIONERS ..................................         80     0.00
   OIL AND GAS EXTRACTION ..........................     57,689     1.23
   OIL AND GAS FIELD SERVICES ......................     69,874     1.49
   OPERATIVE BUILDERS ..............................      3,337     0.07
   OPHTHALMIC GOODS ................................      1,275     0.03
   ORDNANCE AND ACCESSORIES, NEC ...................        736     0.02
   PAINT, GLASS, AND WALLPAPER
    STORES .........................................        213     0.00
   PAINTS AND ALLIED PRODUCTS ......................        843     0.02
   PAPER AND PAPER PRODUCTS ........................      8,773     0.19
   PAPER MILLS .....................................        819     0.02
   PAPERBOARD CONTAINERS AND BOXES .................        162     0.00
   PAPERBOARD MILLS ................................        706     0.02
   PASSENGER TRANSPORTATION
    ARRANGEMENT ....................................     18,465     0.39
   PERIODICALS .....................................      9,129     0.19
   PERSONAL CREDIT INSTITUTIONS ....................     10,045     0.21
   PERSONNEL SUPPLY SERVICES .......................     16,462     0.35
   PETROLEUM AND PETROLEUM
    PRODUCTS .......................................      2,529     0.05
   PETROLEUM REFINING ..............................      6,069     0.13
   PHOTOGRAPHIC EQUIPMENT AND
    SUPPLIES .......................................     15,973     0.34
   PLASTICS MATERIALS AND SYNTHETICS ...............     12,571     0.27
   PLUMBING AND HEATING, EXCEPT
    ELECTRIC .......................................      1,126     0.03
   PLUMBING, HEATING, AIR-CONDITIONING .............        127     0.00
   POULTRY AND EGGS ................................        581     0.01
   PRESERVED FRUITS AND VEGETABLES .................     22,980     0.49
   PRIMARY NONFERROUS METALS .......................      2,295     0.05
   PRODUCERS, ORCHESTRAS,
    ENTERTAINERS ...................................     18,655     0.40
   PRODUCTS OF PURCHASED GLASS .....................      1,097     0.02
   PROFESSIONAL AND COMMERCIAL
    EQUIPMENT ......................................      4,900     0.10
   RADIO AND TELEVISION BROADCASTING ...............     33,187     0.71
   RADIO, TELEVISION, AND COMPUTER
    STORES .........................................      4,904     0.10
   RAILROADS .......................................      1,723     0.04
   REAL ESTATE AGENTS AND MANAGERS .................         71     0.00
   REAL ESTATE OPERATORS AND
    LESSORS ........................................      1,287     0.03
   REFRIGERATION AND SERVICE
    MACHINERY ......................................      5,631     0.12
   RESEARCH AND TESTING SERVICES ...................      6,054     0.13
   RESIDENTIAL BUILDING CONSTRUCTION ...............        234     0.00
   RETAIL NURSERIES AND GARDEN
    STORES .........................................        496     0.01


                                                          VALUE       %
                                                          -----     -----
   RETAIL STORES, NEC ..............................    $   578     0.01%
   SANITARY SERVICES ...............................     75,342     1.61
   SAVINGS INSTITUTIONS ............................      4,619     0.10
    SCHOOLS AND EDUCATIONAL
    SERVICES, NEC ..................................      1,526     0.03
   SCREW MACHINE PRODUCTS,
    BOLTS, ETC. ....................................        511     0.01
   SEARCH AND NAVIGATION
    EQUIPMENT ......................................        342     0.01
   SECURITY AND COMMODITY SERVICES .................      8,968     0.19
   SECURITY BROKERS AND DEALERS ....................      9,276     0.20
   SHIP AND BOAT BUILDING AND REPAIRING ............         79     0.00
   SHOE STORES .....................................        406     0.01
   SOAP, CLEANERS, AND TOILET GOODS ................     87,377     1.86
   SOCIAL SERVICES, NEC ............................        307     0.01
   SPECIAL INDUSTRY MACHINERY ......................     17,472     0.37
   SUBDIVIDERS AND DEVELOPERS ......................      1,050     0.02
   SUGAR AND CONFECTIONERY PRODUCTS ................      4,719     0.10
   SURETY INSURANCE ................................     38,331     0.82
   TELEPHONE COMMUNICATIONS ........................    316,942     6.76
   TIRES AND INNER TUBES ...........................        672     0.01
   TOYS AND SPORTING GOODS .........................     50,122     1.07
   TRUCKING AND COURIER SERVICES,
    EXCEPT AIR .....................................        469     0.01
   VARIETY STORES ..................................      4,354     0.09
   VETERINARY SERVICES .............................        129     0.00
   VIDEO TAPE RENTAL ...............................        109     0.00
   VOCATIONAL SCHOOLS ..............................        309     0.01
   WATER TRANSPORTATION OF
    FREIGHT, NEC ...................................         52     0.00
   WATER TRANSPORTATION SERVICES ...................      3,269     0.07
   WATER WELL DRILLING .............................         59     0.00
   WOMEN'S ACCESSORY AND SPECIALTY
    STORES .........................................      1,431     0.03
   WOMEN'S AND MISSES' OUTERWEAR ...................      2,128     0.05
   WOMEN'S CLOTHING STORES .........................        362     0.01
   WOOD BUILDINGS AND MOBILE HOMES .................      1,191     0.03
   YARN AND THREAD MILLS ...........................        304     0.01
                                                     ----------   ------
  TOTAL COMMON STOCK
   (Cost $ 3,656,645) ..............................  4,511,118    96.17
                                                     ----------   ------
SHORT TERM INVESTMENTS
   U.S. GOVERNMENT & AGENCIES ......................    168,144     3.58
                                                     ----------   ------
TOTAL SHORT TERM INVESTMENTS
   (Cost $ 168,166) ................................    168,144     3.58
                                                     ----------   ------
TOTAL PORTFOLIO
   (Cost $ 3,825,057) ..............................  4,679,529    99.76
                                                     ==========    =====

     OTHER ASSETS & LIABILITIES, NET ...............     11,434     0.24
                                                     ----------   ------
NET ASSETS ......................................... $4,690,963   100.00%
                                                     ==========   ======

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
                    STATEMENT OF INVESTMENTS--GROWTH ACCOUNT
                                DECEMBER 31, 1997

                         SUMMARY BY INDUSTRY (Continued)
                                      (000)

                                                           VALUE
     SHARES                                                (000)
     ------                                                -----

                 PREFERRED STOCK--0.01%
                  LIFE INSURANCE--0.01%
      3,640       AETNA, INC 6.25% (CLASS C) .......   $       260
                                                       -----------
                 MEDICAL INSTRUMENTS AND
                  SUPPLIES--0.00%
     32,800      oFRESENIUS MEDICAL CARE (CLASS D) .             2
                                                       -----------
                 MEDICAL SERVICE AND
                  HEALTH INSURANCE--0.00%
        240       PACIFICARE HEALTH SYSTEMS CV
                   SERIES A ........................             5
                                                       -----------
                 TOTAL PREFERRED STOCK
                  (Cost $246).......................           267
                                                       -----------

                COMMON STOCK--96.17%
                 ADVERTISING--0.28%
     16,800      ACKERLEY GROUP, INC ..................        285
      8,900     oCATALINA MARKETING CORP ..............        412
    128,550      INTERPUBLIC GROUP OF COS, INC ........      6,403
    127,000      OMNICOM GROUP, INC ...................      5,382
     11,400     oVALASSIS COMMUNICATIONS, INC .........        422
                                                       -----------
                                                            12,904
                                                       -----------
                AGRICULTURAL CHEMICALS--0.01%
      1,415     oFREEPORT MCMORAN SULPHUR, INC ........         17
      6,030      IMC GLOBAL, INC ......................        197
      2,233     oIMC GLOBAL, INC WTS 12/22/00 .........          9
        935      MISSISSIPPI CHEMICAL CORP ............         17
     12,800     oMYCOGEN CORP .........................        240
                                                       -----------
                                                               480
                                                       -----------
                AIR TRANSPORTATION,
                 SCHEDULED--0.06%
     10,750      AIR EXPRESS INTERNATIONAL CORP .......        328
        400      ASA HOLDINGS, INC ....................         11
     21,625      COMAIR HOLDINGS, INC .................        522
      7,800     oFEDERAL EXPRESS CORP .................        476
      2,800     oMIDWEST EXPRESS HOLDINGS, INC ........        109
     30,500     oNORTHWEST AIRLINES CORP (CLASS A) ....      1,460
      2,550      SOUTHWEST AIRLINES CO ................         63
                                                       -----------
                                                             2,969
                                                       -----------
                AIRCRAFT AND PARTS--0.81%
     14,400     oAIRTRAN HOLDINGS, INC ................         58
    231,100      ALLIED SIGNAL, INC ...................      8,998
     21,100     oBE AEROSPACE, INC ....................        564
    362,900      BOEING CO ............................     17,759
      7,100     oDUCOMMUN, INC ........................        248
     44,000     oGULFSTREAM AEROSPACE CORP ............      1,287
      8,400      OEA, INC .............................        243
      2,500     oTRIUMPH GROUP, INC ...................         83
    119,000      UNITED TECHNOLOGIES CORP .............      8,665
                                                       -----------
                                                            37,905
                                                       -----------
                AIRPORTS, FLYING FIELDS, AND
                 SERVICES--0.00%
      1,000     oEAGLE USA AIRFREIGHT, INC ............         29
                                                       -----------

                                                           VALUE
     SHARES                                                (000)
     ------                                                -----
                APPAREL, PIECE GOODS, AND
                 NOTIONS--0.05%
     10,000     oDONNKENNY, INC ....................... $       27
     35,600     oGENESCO, INC .........................        454
        800     oKENNETH COLE PRODUCTIONS, INC ........         13
     28,900      NIKE, INC (CLASS B) ..................      1,134
     29,000     oREEBOK INTERNATIONAL LTD .............        836
                                                       -----------
                                                             2,464
                                                       -----------
                AUTO AND HOME SUPPLY
                 STORES--0.02%
      2,600     oDISCOUNT AUTO PARTS, INC .............         50
     33,700      PEP BOYS MANNY, MOE, & JACK CO .......        805
                                                       -----------
                                                               855
                                                       -----------
                AUTOMOTIVE RENTALS, NO
                 DRIVERS--0.01%
     19,700     oRENTERS CHOICE, INC ..................        404
                                                       -----------
                AUTOMOTIVE SERVICES,
                 EXCEPT REPAIR--0.00%
        800      BORG-WARNER AUTOMOTIVE, INC ..........         42
                                                       -----------
                BAKERY PRODUCTS--0.06%
     48,900      INTERSTATE BAKERIES CORP .............      1,828
     15,300      LANCE, INC ...........................        403
     13,300      NABISCO HOLDINGS CORP (CLASS A) ......        644
                                                       -----------
                                                             2,875
                                                       -----------
                BEAUTY SHOPS--0.01%
     11,800      REGIS CORP ...........................        296
                                                       -----------
                BEVERAGES--3.33%
    118,150      ANHEUSER BUSCH COS, INC ..............      5,199
     12,700      BROWN FORMAN, INC (CLASS B) ..........        702
  1,397,700      COCA COLA CO .........................     93,122
    203,600      COCA COLA ENTERPRISES, INC ...........      7,241
  1,368,250      PEPSICO, INC .........................     49,856
      3,000     oROBERT MONDAVI CORP (CLASS A) ........        146
                                                       -----------
                                                           156,266
                                                       -----------
                BITUMINOUS COAL AND
                 LIGNITE MINING--0.01%
     22,500      ZEIGLER COAL HOLDINGS CO .............        367
                                                       -----------
                BLANKBOOKS AND
                 BOOKBINDING--0.04%
     59,500      DELUXE CORP ..........................      2,053
        700     oFRANKLIN COVEY CO ....................         15
                                                       -----------
                                                             2,068
                                                       -----------
                BLAST FURNACE AND BASIC
                 STEEL PRODUCTS--0.06%
      5,900     oARMCO, INC ...........................         29
     27,000     oLONE STAR TECHNOLOGIES, INC ..........        766
     10,000     oMAVERICK TUBE CORP ...................        253
     17,700      NUCOR CORP ...........................        855
      1,700      OREGON STEEL MILLS, INC ..............         36
      9,800      QUANEX CORP ..........................        276
     20,900     oSTEEL DYNAMICS, INC ..................        334
     11,380      WORTHINGTON INDUSTRIES, INC ..........        188
                                                       -----------
                                                             2,737
                                                       -----------

                See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                                -----

                BOOKS--0.43%
     27,500     oGOLDEN BOOKS FAMILY
                  ENTERTAINMENT, INC ..................$       284
      1,700      HOUGHTON MIFFLIN CO ..................         65
      4,100      MCGRAW HILL COS, INC .................        303
    500,700     oSCHOLASTIC CORP ......................     18,776
      1,600      THOMAS NELSON, INC ...................         19
     10,000      WILEY (JOHN) & SONS, INC (CLASS A) ...        543
                                                       -----------
                                                            19,990
                                                       -----------
                BROADWOVEN FABRIC MILLS,
                 COTTON--1.04%
      3,100     oTRIARC COS, INC ......................         84
  1,027,700     oWESTPOINT STEVENS, INC ...............     48,559
                                                       -----------
                                                            48,643
                                                       -----------
                BROADWOVEN FABRIC MILLS,
                 MANMADE--0.00%
      2,900     oCOLLINS & AIKMAN CORP ................         25
                                                       -----------
                BUSINESS CREDIT
                 INSTITUTIONS--0.01%
      4,200     oARCADIA FINANCIAL LTD ................         31
      7,500      CAPITAL ONE FINANCIAL CORP ...........        406
      1,500      FINOVA GROUP, INC ....................         75
      2,600      TOTAL SYSTEM SERVICES, INC ...........         64
                                                       -----------
                                                               576
                                                       -----------
                CABLE AND OTHER PAY TV
                 SERVICES--0.36%
        800     oBET HOLDINGS, INC (CLASS A) ..........         44
        950     oCABLE MICHIGAN, INC ..................         22
      5,800     oCABLEVISION SYSTEMS CORP (CLASS A) ...        555
     25,600     oCAI WIRELESS SYSTEMS, INC ............         29
     20,400     oCENTURY COMMUNICATIONS CORP
                  (CLASS A) ...........................        199
     18,400      COMCAST CORP (CLASS A) ...............        587
    126,043      COMCAST CORP (CLASS A) SPECIAL .......      3,978
      5,850     oMASTEC, INC ..........................        134
     33,787     oPANAMSAT CORP ........................      1,457
     13,100      TCA CABLE TV, INC ....................        603
     13,060     oTCI SATELLITE ENTERTAINMENT
                  (CLASS A) ...........................         90
    241,979     oTELE-COMMUNICATIONS, INC
                  (CLASS A) ...........................      6,760
     89,771     oTELECOM-TCI VENTURES GROUP
                  (CLASS A) ...........................      2,542
      2,500     oUNITED VIDEO SATELLITE GROUP, INC ....         72
                                                       -----------
                                                            17,072
                                                       -----------
                CARPETS AND RUGS--0.00%
     15,800      SHAW INDUSTRIES, INC .................        184
                                                       -----------
                CASH GRAINS--0.00%
      1,900      DEKALB GENETICS CORP (CLASS B) .......         75
      4,044      DELTA & PINE LAND CO .................        123
                                                       -----------
                                                               198
                                                       -----------
                CEMENT, HYDRAULIC--0.02%
      2,000      CENTEX CONSTRUCTION
                  PRODUCTS, INC .......................         60
     20,100      MEDUSA CORP ..........................        840
                                                       -----------
                                                               900
                                                       -----------
                CHEMICALS AND ALLIED
                 PRODUCTS--0.00%
      1,400      VALHI, INC ...........................         13
                                                       -----------
                CHEWING AND SMOKING
                 TOBACCO--0.09%
    114,500      UST, INC ............................       4,229
                                                       -----------

                                                           VALUE
     SHARES                                                (000)
     ------                                                -----
                CHILDREN'S AND INFANTS'
                 WEAR STORES--0.02%
     34,200      oGYMBOREE CORP ....................... $      936
                                                       -----------
                CIGARETTES--2.17%
  2,242,200      PHILIP MORRIS COS, INC ...............    101,600
                                                       -----------
                CIGARS--0.01%
      1,800     oCONSOLIDATED CIGAR HOLDINGS, INC .....         50
     13,200     oGENERAL CIGAR HOLDINGS, INC
                  (CLASS A) ...........................        281
                                                       -----------
                                                               331
                                                       -----------
                COMMERCIAL BANKS--1.81%
      1,648      BANC ONE CORP ........................         90
      1,900      CCB FINANCIAL CORP ...................        204
    136,100      CITICORP CO ..........................     17,208
        800     oCNB BANCSHARES, INC ..................         39
      8,300      COMMERCE BANCORP, INC ................        423
        800     oCOMMUNITY FIRST BANKSHARES, INC ......         43
     84,850      FIFTH THIRD BANCORP ..................      6,936
      3,575      HUBCO, INC ...........................        140
      1,700     oIMPERIAL BANCORP .....................         84
    222,425      MBNA CORP ............................      6,075
     39,300      NORWEST CORP .........................      1,518
     15,181      OLD NATIONAL BANCORP .................        734
        300      PARK NATIONAL CORP ...................         26
      1,500     oPROVIDENT FINANCIAL GROUP ............         73
     12,800      STATE STREET CORP ....................        745
    149,350      SYNOVUS FINANCIAL CORP ...............      4,891
     25,754      TRUSTCO BANK CORP ....................        702
      6,000      U.S. BANCORP .........................        672
     28,300      U.S. TRUST CORP ......................      1,772
        400     oUNITED BANKSHARES, INC ...............         19
    125,000      WELLS FARGO & CO .....................     42,430
      3,200      WILMINGTON TRUST CORP ................        200
                                                       -----------
                                                            85,024
                                                       -----------
                COMMERCIAL PRINTING--0.03%
        900      AMERICAN BUSINESS PRODUCTS, INC ......         19
      8,300     oBIG FLOWER HOLDINGS, INC .............        200
     11,300     oCONSOLIDATED GRAPHICS, INC ...........        527
      1,600      DONNELLEY (R.R.) & SONS CO ...........         60
     19,100      HARLAND (JOHN H.) CO .................        401
      8,300      MERRILL CORP .........................        193
     13,600     oTOPPS, INC ...........................         30
                                                       -----------
                                                             1,430
                                                       -----------
                COMMUNICATIONS EQUIPMENT--2.02%
    175,761     o3COM CORP ............................      6,141
     74,560     oADC TELECOMMUNICATIONS, INC ..........      3,113
     90,000     oADVANCED FIBRE COMMUNICATIONS ........      2,621
     26,900      ALIANT COMMUNICATIONS, INC ...........        844
     40,475     oANDREW CORP ..........................        971
     27,400     oASPECT TELECOMMUNICATIONS CORP .......        572
     19,350     oASSOCIATED GROUP, INC (CLASS A) ......        573
      1,150     oASSOCIATED GROUP, INC (CLASS B) ......         33
      5,300     oBILLING INFORMATION CONCEPTS CORP ....        254
     29,900     oBOSTON TECHNOLOGY, INC ...............        751
      5,800     oCHYRON CORP ..........................         26
        800     oCIDCO, INC ...........................         16
     84,900     oCIENA CORP ...........................      5,190
      4,800     oCOHERENT COMMUNICATIONS
                  SYSTEMS CORP ........................        134
      8,400     oDAVOX CORP ...........................        274
     32,600     oDIGITAL MICROWAVE CORP ...............        473
     48,000     oDSC COMMUNICATIONS CORP ..............      1,152
     30,100     oDSP COMMUNICATIONS, INC ..............        361



                       See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

               COMMUNICATIONS EQUIPTMENT-(Continued)
      1,500     oECHOSTAR COMMUNICATIONS CORP
                  (CLASS A) ........................... $       25
      4,600     oEIS INTERNATIONAL, INC ...............         25
    464,400     oERICSSON TELEFON (LM) SERIES B ADR ...     17,328
      8,191     oEXCEL COMMUNICATIONS, INC ............        119
      3,500      FEDERAL SIGNAL CORP ..................         76
      8,400     oGENERAL DATACOMM INDUSTRIES, INC .....         39
     38,700     oGEOTEK COMMUNICATIONS, INC ...........         59
     12,350     oGLENAYRE TECHNOLOGIES, INC ...........        122
    521,400     oGLOBALSTAR TELECOMMUNICATIONS LTD ....     25,614
      1,400     oHARMONIC LIGHTWAVES, INC .............         15
     23,400     oINTELIDATA TECHNOLOGIES CORP .........         43
     15,000      INTER-TEL, INC .......................        291
     27,000     oINTERDIGITAL COMMUNICATIONS CORP .....         83
     46,700     oITT CORP .............................      3,870
     18,400     oLO-JACK CORP .........................        271
    293,500      MOTOROLA, INC ........................     16,748
      6,500     oNATURAL MICROSYSTEMS CORP ............        302
      7,900     oNETWORK EQUIPMENT
                  TECHNOLOGIES, INC ...................        116
     16,200     oNEXTLEVEL SYSTEMS, INC ...............        290
     12,700     oP-COM, INC ...........................        219
     36,850     oPAIRGAIN TECHNOLOGIES, INC ...........        714
     10,200     oPICTURETEL CORP ......................         66
     11,800      PITTWAY CORP (CLASS A) ...............        822
     15,000     oPLANTRONICS, INC .....................        600
     33,600     oPREMISYS COMMUNICATIONS, INC .........        878
         50     oPRICELLULAR CORP (CLASS A) ...........          1
     69,500      SCIENTIFIC-ATLANTA, INC ..............      1,164
      9,700     oSHIVA CORP ...........................         83
      5,000     oSPECTRIAN CORP .......................         96
      7,800     oSTANFORD TELECOMMUNICATIONS, INC .....        132
     17,400      SYMBOL TECHNOLOGIES, INC .............        657
     15,620     oSYMMETRICOM, INC .....................        182
      5,700     oTCSI CORP ............................         46
      4,250     oTELTREND, INC ........................         73
      1,000     oYURIE SYSTEMS, INC ...................         20
                                                       -----------
                                                            94,688
                                                       -----------
                COMMUNICATIONS SERVICES,
                 NEC--0.01%
      5,800     oCOMMNET CELLULAR, INC ................        206
      2,500     oSMARTALK TELESERVICES, INC ...........         57
                                                       -----------
                                                               263
                                                       -----------
                COMPUTER AND DATA PROCESSING
                 SERVICES--5.73%
     18,000     oACCLAIM ENTERTAINMENT, INC ...........         65
     25,520     oACXIOM CORP ..........................        491
     52,580      ADOBE SYSTEMS, INC ...................      2,169
     23,850     oAFFILIATED COMPUTER SERVICES, INC
                  (CLASS A) ...........................        628
     30,600     oAMERICA ONLINE, INC ..................      2,729
      8,575     oAMERICAN MANAGEMENT SYSTEMS, INC .....        167
     19,800      ANALYSTS INTERNATIONAL CORP ..........        683
      5,000     oAPPLIX, INC ..........................         26
      3,500     oASPECT DEVELOPMENT, INC ..............        182
      6,500     oASPEN TECHNOLOGY, INC ................        223
     60,920      AUTODESK, INC ........................      2,254
    140,600      AUTOMATIC DATA PROCESSING, INC .......      8,629
     24,480     oAVANT CORP ...........................        410
      2,300     oBA MERCHANT SERVICES, INC (CLASS A) ..         41
      5,050     oBISYS GROUP, INC .....................        168
     66,700     oBMC SOFTWARE, INC ....................      4,377
        800     oBOOLE & BABBAGE, INC .................         24

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------
      8,800     oBORLAND INTERNATIONAL, INC ........... $       64
      1,100     oBRODERBUND SOFTWARE, INC .............         28
      2,800     oCACI INTERNATIONAL, INC (CLASS A) ....         55
    215,700     oCADENCE DESIGN SYSTEMS, INC ..........      5,285
     15,700     oCAMBRIDGE TECHNOLOGY PARTNERS, INC ...        654
      7,000     oCELLNET DATA SYSTEMS, INC ............         54
     13,800     oCELLULAR TECHNICAL SERVICES CO .......         44
     84,600     oCERIDIAN CORP ........................      3,876
     10,200     oCERNER CORP ..........................        215
        200     oCHECKPOINT SYSTEMS, INC ..............          4
      8,200     oCHOICEPOINT, INC .....................        392
     11,400     oCIRRUS LOGIC, INC ....................        121
     32,350     oCITRIX SYSTEMS, INC ..................      2,459
  1,627,587      COMPUTER ASSOCIATES
                  INTERNATIONAL, INC ..................      86,059
     24,725     oCOMPUTER HORIZONS CORP ...............      1,125
     15,600     oCOMPUTER NETWORK TECHNOLOGY CORP .....         55
     41,604     oCOMPUTER SCIENCES CORP ...............      3,474
     14,100      COMPUTER TASK GROUP, INC .............        501
     36,000     oCOMPUTERVISION CORP ..................        137
    122,620     oCOMPUWARE CORP .......................      3,924
      7,950     oCOMSHARE, INC ........................         49
     28,200     oCORESTAFF, INC .......................        747
      7,500     oCSG SYSTEMS INTERNATIONAL, INC .......        300
      8,000     oCYBERMEDIA, INC ......................        121
     18,100     oDATA TRANSMISSION NETWORK CORP .......        507
        200     oDELTEK SYSTEMS, INC ..................          3
      2,700     oDIALOGIC CORP ........................        118
      5,900     oDIGI INTERNATIONAL, INC ..............        100
      8,800     oDST SYSTEMS, INC .....................        376
      2,100     oE TRADE GROUP, INC ...................         48
     10,900     oELECTRONIC ARTS, INC .................        412
    248,000      ELECTRONIC DATA SYSTEMS CORP .........     10,897
     28,520     oELECTRONICS FOR IMAGING, INC .........        474
      5,300     oENVOY CORP ...........................        154
      7,450     oEXCALIBUR TECHNOLOGIES CORP ..........         64
      8,700     oFILENET CORP .........................        262
    151,522      FIRST DATA CORP ......................      4,432
     63,050     oFISERV, INC ..........................      3,097
     30,500     oFORE SYSTEMS, INC ....................        465
     27,900     oGENERAL MAGIC, INC ...................         38
      7,300     oGEOWORKS CORP ........................         70
     34,700     oGT INTERACTIVE SOFTWARE CORP .........        221
     50,000     oGTECH HOLDINGS CORP ..................      1,597
    180,268      HBO & CO .............................      8,653
      2,500     oHCIA, INC ............................         30
      9,400     oHEALTH MANAGEMENT SYSTEMS, INC .......         56
      8,140     oHNC SOFTWARE .........................        350
     20,300     oHYPERION SOFTWARE CORP ...............        726
      6,600     oIMNET SYSTEMS, INC ...................        107
      5,500     oINSO CORP ............................         64
      7,300     oINTEGRATED SYSTEMS, INC ..............        100
     24,540     oINTERSOLV, INC .......................        497
      9,900     oINTERVOICE, INC ......................         74
      2,350     oINTUIT, INC ..........................         97
      2,500     oITRON, INC ...........................         45
     11,300      JACK HENRY & ASSOCIATES, INC .........        308
      3,000     oJDA SOFTWARE GROUP, INC ..............        105
     93,100     oKEANE, INC ...........................      3,782
     22,014     oLEARNING CO, INC .....................        354
      3,300     oLEGATO SYSTEMS, INC ..................        145
      4,700     oLHS GROUP, INC .......................        281
      2,500     oLYCOS, INC ...........................        103
      8,500     oMACROMEDIA, INC ......................         71
      1,000     oMANUGISTICS GROUP, INC ...............         45


                       See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

               COMPUTER AND DATA PROCESSING
                SERVICES-(Continued)
      1,700     oMAY & SEPH, INC ...................... $       23
      7,600     oMENTOR GRAPHICS CORP .................         74
     14,500     oMERCURY INTERACTIVE CORP .............        388
     20,150     oMICROPROSE, INC ......................         44
    431,500     oMICROSOFT CORP .......................     55,771
      2,600     oMIDWAY GAMES, INC ....................         47
     35,100      NATIONAL DATA CORP ...................      1,268
      2,200     oNETCOM ON-LINE COMMUNICATIONS
                  SERVICE, INC ........................         53
     20,400     oNETMANAGE, INC .......................         57
      6,099     oNETSCAPE COMMUNICATIONS CORP .........        149
      9,500     oNETWORK PERIPHERALS, INC .............         69
     71,576     oNETWORKS ASSOCIATES, INC .............      3,785
     67,450     oNOVELL, INC ..........................        506
      2,800     oODS NETWORKS, INC ....................         18
      1,000     oOPEN MARKET, INC .....................         10
    417,237     oORACLE CORP ..........................      9,310
     97,300     oPARAMETRIC TECHNOLOGY CORP ...........      4,610
      7,915      PAYCHEX, INC .........................        401
     96,800     oPEOPLESOFT, INC ......................      3,775
     14,800     oPHOENIX TECHNOLOGIES LTD .............        179
     14,100     oPHYSICIAN COMPUTER NETWORK, INC ......         56
     34,700     oPLATINUM TECHNOLOGY, INC .............        980
      5,900     oPOLICY MANAGEMENT SYSTEMS CORP .......        410
      9,700     oPROJECT SOFTWARE &
                  DEVELOPMENT, INC ....................        228
      9,900     oPROTEIN DESIGN LABORATORIES, INC .....        396
      9,500     oPSINET, INC ..........................         49
     18,600     oQUARTERDECK CORP .....................         30
     18,980     oREMEDY CORP ..........................        399
      6,800     oSANTA CRUZ OPERATION, INC ............         28
     32,800     oSECURITY DYNAMICS TECHNOLOGIES, INC ..      1,173
     35,300       SHARED MEDICAL SYSTEMS CORP..........      2,330
      1,274     oSIEBEL SYSTEMS, INC ..................         53
      2,100     oSPYGLASS, INC ........................         10
     12,196     oSTERLING COMMERCE, INC ...............        469
     20,800     oSTERLING SOFTWARE, INC ...............        853
     12,140     oSTRUCTURAL DYNAMICS RESEARCH CORP ....        273
     86,600     oSUNGARD DATA SYSTEMS, INC ............      2,685
      9,700     oSYBASE, INC ..........................        129
     29,250     oSYMANTEC CORP ........................        642
     32,302     oSYNOPSYS, INC ........................      1,155
     19,100     oSYSTEM SOFTWARE ASSOCIATES, INC ......        167
     17,000     oSYSTEMS & COMPUTER
                  TECHNOLOGY CORP .....................        844
      7,700     oSYSTEMSOFT CORP ......................         49
     11,000     oTECHNOLOGY SOLUTIONS CO ..............        290
     12,720     oTRANSACTION SYSTEM ARCHITECTURE ......        483
      8,100     oUSCS INTERNATIONAL, INC ..............        138
      7,920     oVIASOFT, INC .........................        335
     13,150     oWIND RIVER SYSTEMS, INC ..............        522
     13,900     oYAHOO, INC ...........................        963
        100     oZILOG, INC ...........................          2
                                                       -----------
                                                           269,015
                                                       -----------
               COMPUTER AND OFFICE EQUIPMENT--6.02%
     16,450     oADTRAN, INC ..........................        452
      2,500     oAPEX PC SOLUTIONS, INC ...............         55
     42,180     oASCEND COMMUNICATIONS, INC ...........      1,033
     17,500     oAUSPEX SYSTEMS, INC ..................        175
        521     oAXIOHM TRANSACTION SOLUTIONS, INC ....          9
      2,300     oBANCTEC, INC .........................         62
    163,955     oBAY NETWORKS, INC ....................      4,191
      6,500     oBELL & HOWELL CO .....................        157

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

      8,900     oBROADBAND TECHNOLOGIES, INC .......... $       37
     21,700     oCABLETRON SYSTEMS, INC ...............        326
      8,900     oCENTENNIAL TECHNOLOGIES, INC .........          9
  1,165,675     oCISCO SYSTEMS, INC ...................     64,986
    950,050      COMPAQ COMPUTER CORP .................     53,618
     34,150     oCOMVERSE TECHNOLOGY, INC .............      1,332
     29,935     oCONCORD EFS, INC .....................        745
     31,400     oCOPYTELE, INC ........................        110
      3,600     oDATA GENERAL CORP ....................         63
    201,700     oDELL COMPUTER CORP ...................     16,943
      5,500     oDIAMOND MULTIMEDIA SYSTEMS, INC ......         49
      3,450      DIEBOLD, INC .........................        175
        600     oDYNATECH CORP ........................         28
    376,400     oEMC CORP .............................     10,327
     18,200     oENCAD, INC ...........................        501
     30,800     oGATEWAY 2000, INC ....................      1,005
    524,000      HEWLETT-PACKARD CO ...................     32,750
      4,700     oHMT TECHNOLOGY CORP ..................         61
      1,700      HUNT CORP ............................         40
     15,400     oIDENTIX, INC .........................        148
        100     oIMATION CORP .........................          2
      5,500     oIN FOCUS SYSTEMS, INC ................        167
    425,000      INTERNATIONAL BUSINESS
                  MACHINES CORP .......................     44,439
    135,000     oIOMEGA CORP ..........................      1,679
     49,000     oLEXMARK INTERNATIONAL
                   GROUP (CLASS A) ....................      1,862
     33,370     oMICROCHIP TECHNOLOGY, INC ............      1,001
      9,400     oMICRON ELECTRONICS, INC ..............         86
      9,300     oMICROS SYSTEMS, INC ..................        419
      2,500     oMICROTOUCH SYSTEMS, INC ..............         39
      5,260     oMYLEX CORP ...........................         47
        700      NATIONAL COMPUTER SYSTEMS, INC .......         25
      4,537     oNCR CORP .............................        126
      8,000     oNEOMAGIC CORP ........................        102
     30,200      PITNEY BOWES, INC ....................      2,716
      3,400     oPROXIM, INC ..........................         38
     77,000     oQUANTUM CORP .........................      1,545
     13,429     oRATIONAL SOFTWARE CORP ...............        153
     91,900      REYNOLDS & REYNOLDS CO (CLASS A) .....      1,694
      6,600     oSAFEGUARD SCIENTIFICS, INC ...........        207
    879,900     oSEAGATE TECHNOLOGY, INC ..............     16,938
      2,000     oSEQUENT COMPUTER SYSTEMS, INC ........         40
    132,100     oSILICON GRAPHICS, INC ................      1,643
     93,600     oSOLECTRON CORP .......................      3,890
    270,250     oSUN MICROSYSTEMS, INC ................     10,776
      8,700     oTSENG LABORATORIES, INC ..............         12
    124,000     oUNISYS CORP ..........................      1,721
      6,000     oVIDEOSERVER, INC .....................         95
     53,380     oWANG LABORATORIES, INC ...............      1,181
     16,200     oWESTERN DIGITAL CORP .................        260
     13,400     oXIRCOM, INC ..........................        135
                                                       -----------
                                                           282,425
                                                       -----------
                CONCRETE, GYPSUM, AND PLASTER
                 PRODUCTS--0.04%
     38,300     oUSG CORP .............................      1,877
                                                       -----------
                CONSTRUCTION AND RELATED
                 MACHINERY--0.10%
     34,600      BAKER HUGHES, INC ....................      1,509
     10,700      DOVER CORP ...........................        387
     35,800     oEVI, INC .............................      1,853
      6,600      HARNISCHFEGER INDUSTRIES, INC ........        233
     23,200      JLG INDUSTRIES, INC ..................        328
      9,600      MANITOWOC, INC .......................        312
     10,000      OMNIQUIP INTERNATIONAL, INC ..........        199
                                                       -----------
                                                             4,821
                                                       -----------

                       See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------
                COPPER ORES--0.00%
      4,800     oSOUTHERN PERU COPPER CORP ............ $       64
                                                       -----------
                CREDIT REPORTING AND
                 COLLECTION--0.15%
         66     oACNEILSEN CORP .......................          2
    150,900      COGNIZANT CORP .......................      6,724
      2,000      DUN & BRADSTREET CORP ................         62
     11,800     oPMT SERVICES, INC ....................        164
                                                       -----------
                                                             6,952
                                                       -----------
                CUTLERY, HANDTOOLS, AND
                 HARDWARE--0.79%
      2,500     oAMERICAN SAFETY RAZOR CO .............         50
    365,586      GILLETTE CO ..........................     36,719
        500     oSIMPSON MANUFACTURING CO, INC ........         17
      7,200      SNAP-ON, INC .........................        314
      1,100      STANLEY WORKS CO .....................         52
                                                       -----------
                                                            37,152
                                                       -----------
                DEEP SEA DOMESTIC TRANSPORTATION
                 OF FREIGHT--0.00%
      4,600     oHVIDE MARINE, INC (CLASS A) ..........        118
                                                       -----------
                DEEP SEA FOREIGN TRANSPORTATION
                 OF FREIGHT--0.01%
     17,500     oTRICO MARINE SERVICES, INC ...........        514
                                                       -----------
                DEPARTMENT STORES--0.79%
      5,300      DAYTON HUDSON CORP ...................        358
     88,568     oFEDERATED DEPARTMENT STORES, INC .....      3,814
      1,300     oFRED MEYER, INC ......................         47
     62,200     oKOHLS CORP ...........................      4,237
     29,700     oNEIMAN-MARCUS GROUP, INC .............        898
         69      PENNEY, (J.C.) CO, INC ...............          4
     33,600     oPROFFITTS, INC .......................        956
     69,500      ROSS STORES, INC .....................      2,528
    615,500      WAL-MART STORES, INC .................     24,274
                                                       -----------
                                                            37,116
                                                       -----------
                DRUG STORES AND PROPRIETARY
                 STORES--0.27%
     12,225      ARBOR DRUGS, INC .....................        226
     59,920      CVS CORP .............................      3,839
      5,700     oRITE AID CORP ........................        335
    260,900      WALGREEN CO ..........................      8,186
                                                       -----------
                                                            12,586
                                                       -----------
                DRUGS--9.83%
    442,000      ABBOTT LABORATORIES CO ...............     28,979
     20,000     oALKERMES, INC ........................        398
        200      ALLERGAN, INC ........................          7
      9,700     oALLIANCE PHARMACEUTICAL CORP .........         70
    430,000      AMERICAN HOME PRODUCTS CORP ..........     32,895
     20,150     oAMYLIN PHARMACEUTICALS, INC ..........        110
    144,100      BAXTER INTERNATIONAL, INC ............      7,268
     58,800     oBIO-TECHNOLOGY GENERAL CORP ..........        632
     62,600     oBIOGEN, INC ..........................      2,277
    370,600      BRISTOL MYERS SQUIBB CO ..............     35,068
        400      CARTER WALLACE, INC ..................          7
     11,800     oCENTOCOR, INC ........................        392
    583,616     oCHIRON CORP ..........................      9,921
     58,700     oCOVANCE, INC .........................      1,167
     18,980     oCREATIVE BIOMOLECULES, INC ...........        140
      3,395     oCRESCENDO PHARMACEUTICALS CORP .......         39
     31,050     oDURA PHARMACEUTICALS, INC ............      1,424
      9,100     oFOREST LABORATORIES, INC .............        449
     21,700     oGENSIA SICOR, INC ....................        126
     52,900     oGENZYME CORP (GENERAL DIVISION) ......      1,468

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------
     38,424     oGENZYME CORP
                  (TISSUE REPAIR DIVISION) ............ $      264
      9,400     oGILEAD SCIENCES, INC .................        360
    685,400     oGUILFORD PHARMACEUTICALS, INC ........     13,794
      4,100      ICN PHARMACEUTICALS, INC .............        200
     18,000     oIDEXX LABORATORIES, INC ..............        287
     11,700     oINTERNEURON PHARMACEUTICALS, INC .....        111
      8,900     oIVAX CORP ............................         60
     29,100      JONES MEDICAL INDUSTRIES, INC ........      1,113
     19,840     oLIGAND PHARMACEUTICALS CO (CLASS A) ..        255
    519,868      LILLY (ELI) & CO .....................     36,196
    456,800     oMARTEK BIOSCIENCES CORP ..............      3,769
    109,440     #MARTEK BIOSCIENCES CORP
                  WTS 05/18/98 ........................          0
     16,350     oMATRIX PHARMACEUTICALS, INC ..........         56
      7,800     oMEDICIS PHARMACEUTICAL CORP
                  (CLASS A) ...........................        399
    187,751     oMEDPARTNERS, INC .....................      4,201
    753,100     *MERCK & CO, INC ......................     80,017
    155,400      MYLAN LABORATORIES, INC ..............      3,254
     23,300     oNABI, INC ............................         79
      9,200     oNEOPROBE CORP ........................         55
      9,200     oNEUROGEN CORP ........................        124
      7,780     oNOVEN PHARMACEUTICALS, INC ...........         54
     14,450     oORGANOGENESIS, INC ...................        381
      1,000     oPATHOGENESIS CORP ....................         37
      1,600     oPERRIGO CO ...........................         21
  1,887,200      PFIZER, INC ..........................    140,714
      9,018     oPHARMACEUTICAL PRODUCT
                   DEVELOPMENT ........................        139
      2,900      PHARMACIA & UPJOHN, INC ..............        106
     23,800     oQUINTILES TRANSNATIONAL CORP .........        910
        100     oROBERTS PHARMACEUTICAL CORP ..........          1
     16,000     oSANGSTAT MEDICAL CORP ................        648
    423,200      SCHERING-PLOUGH CORP .................     26,291
     18,000     oSEPRACOR, INC ........................        721
     14,400     oSEQUUS PHARMACEUTICALS, INC ..........        107
     13,400     oSOMATOGEN, INC .......................         59
     20,600     oTECHNE CORP ..........................        361
     23,500     oTWINLAB CORP .........................        582
     12,340     oVERTEX PHARMACEUTICALS, INC ..........        407
     12,100     oVICAL, INC ...........................        145
    142,400      WARNER-LAMBERT CO ....................     17,658
    126,300     oWATSON PHARMACEUTICALS, INC ..........      4,097
                                                       -----------
                                                           460,870
                                                       -----------
                DRUGS, PROPRIETARIES, AND
                 SUNDRIES--1.55%
     26,900     oAMERISOURCE HEALTH CORP (CLASS A) ....      1,567
    165,500     oAMGEN, INC ...........................      8,958
     34,500      BERGEN BRUNSWIG CORP (CLASS A) .......      1,453
    768,526      CARDINAL HEALTH, INC .................     57,736
     24,500     oIMMUNEX CORP .........................      1,323
      1,700      MCKESSON CORP ........................        184
      2,000     oNBTY, INC ............................         67
     42,600     oREXALL SUNDOWN, INC ..................      1,286
                                                       -----------
                                                            72,574
                                                       -----------
                EATING AND DRINKING PLACES--0.62%
     39,700      APPLE SOUTH, INC .....................        521
     36,840      APPLEBEES INTERNATIONAL, INC .........        665
      9,650     oBOSTON CHICKEN, INC ..................         62
      7,700     oBUFFETS, INC .........................         72
     60,600      CKE RESTAURANTS, INC .................      2,553
      5,250     oCONSOLIDATED PRODUCTS, INC ...........         86
     14,520      CRACKER BARREL OLD COUNTRY
                  STORE, INC ..........................        485


                       See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

               EATING AND DRINKING PLACES--(Continued)
     57,600     oFOODMAKER, INC ....................... $      868
      2,100     oIHOP CORP ............................         68
     10,000     oINTERNATIONAL DAIRY QUEEN, INC
                  (CLASS A) ...........................        268
     14,500     oLANDRYS SEAFOOD RESTAURANTS, INC .....        348
     11,050     oLONE STAR STEAKHOUSE & SALOON, INC ...        193
    331,450      MCDONALDS CORP .......................     15,827
      1,766      MORRISON HEALTH CARE, INC ............         35
      1,325      MORRISON RESTAURANTS, INC ............          3
      3,400     oNPC INTERNATIONAL, INC ...............         41
     29,700     oOUTBACK STEAKHOUSE, INC ..............        854
     24,230     oPAPA JOHNS INTERNATIONAL, INC ........        845
      3,400     oRAINFOREST CAFE, INC .................        112
        350     oRUBY TUESDAY, INC ....................          9
      4,300      SBARRO, INC ..........................        113
     18,500     oSHOWBIZ PIZZA TIME, INC ..............        426
      3,800     oSONIC CORP ...........................        107
      9,400     oTHE CHEESECAKE FACTORY CO ............        287
     92,615     oTRICON GLOBAL RESTAURANTS, INC .......      2,692
     63,800      WENDYS INTERNATIONAL, INC ............      1,535
                                                       -----------
                                                            29,075
                                                       -----------
                ELECTRIC DISTRIBUTION
                 EQUIPMENT--1.84%
  2,906,471      CBS CORP .............................     85,559
     21,900     oMAGNETEK, INC ........................        427
     12,700     oOAK INDUSTRIES, INC ..................        377
                                                       -----------
                                                            86,363
                                                       -----------
                ELECTRIC LIGHTING AND WIRING
                 EQUIPMENT--0.02%
     10,000     oCHICAGO MINIATURE LAMP, INC ..........        338
      2,000     oHOLOPHANE CORP .......................         50
      9,500      THOMAS & BETTS CORP ..................        449
                                                       -----------
                                                               837
                                                       -----------
                ELECTRIC SERVICES--0.12%
    106,000     oAES CORP .............................      4,942
        300     oCALENERGY, INC .......................          9
      4,000      OTTER TAIL POWER CO ..................        152
      9,212      TEXAS UTILITIES CO ...................        383
      8,800     oTUCSON ELECTRIC POWER CO .............        160
                                                       -----------
                                                             5,646
                                                       -----------
                ELECTRICAL GOODS--0.43%
      2,500     oACT MANUFACTURING, INC ...............         35
    539,500     oARROW ELECTRONICS, INC ...............     17,500
         50     oAVID TECHNOLOGIES, INC ...............          1
      4,500      AVNET, INC ...........................        297
     12,600     oCALIFORNIA AMPLIFIER, INC ............         27
      9,700     oCELLSTAR CORP ........................        193
      2,700     oCREE RESEARCH, INC ...................         51
      9,565     oHSN, INC .............................        493
     26,100     oKENT ELECTRONICS CORP ................        656
     10,600     oOAK TECHNOLOGY, INC ..................         69
      3,700      PIONEER-STANDARD ELECTRONICS, INC ....         56
     11,100     oQUALCOMM, INC ........................        561
     24,600     oTOP SOURCE TECHNOLOGIES, INC .........         31
                                                       -----------
                                                            19,970
                                                       -----------
                ELECTRICAL INDUSTRIAL
                 APPARATUS--0.14%
     99,200     oAMERICAN POWER CONVERSION CORP .......      2,344
     35,600      AMETEK, INC ..........................        961
     28,200      EMERSON ELECTRIC CO ..................      1,592
     11,875     oTHERMO ELECTRON CORP .................        528
      2,700     oUCAR INTERNATIONAL, INC ..............        108

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

     17,000     oVICOR CORP ........................... $      461
     11,480     oZOLTEK COS, INC ......................        320
                                                       -----------
                                                             6,314
                                                       -----------
                ELECTRICAL WORK--0.00%
      4,600     oMEMC ELECTRONIC MATERIALS, INC .......         70
                                                       -----------
                ELECTRONIC COMPONENTS AND
                 ACCESSORIES--6.87%
     14,220     oACTEL CORP ...........................        180
    656,700     oADAPTEC, INC .........................     24,380
      2,500     oADE CORP .............................         44
      2,500     oADVANCED ENERGY INDUSTRIES, INC ......         37
        800     oADVANCED MICRO DEVICES, INC ..........         14
      7,100     oALLIANCE SEMICONDUCTOR CORP ..........         32
    507,900     oALTERA CORP ..........................     16,824
      8,050     oALTRON, INC ..........................        107
     35,000      AMP, INC .............................      1,470
     29,166     oANALOG DEVICES, INC ..................        808
     46,100     oATMEL CORP ...........................        856
      5,000     oATMI, INC ............................        121
     32,000      AVX CORP .............................        590
      4,200     oBERG ELECTRICS CORP ..................         96
      7,840     oBLACK BOX CORP .......................        277
     15,400      BMC INDUSTRIES, INC ..................        248
     15,000     oCHIPS & TECHNOLOGIES, INC ............        217
     31,625     oCOMPUTER PRODUCTS, INC ...............        716
      9,500     oCYPRESS SEMICONDUCTOR CORP ...........         81
     30,200      DALLAS SEMICONDUCTOR CORP ............      1,231
     25,700     oDII GROUP, INC .......................        700
      7,500     oELTRON INTERNATIONAL, INC ............        227
      5,950     oENERGY CONVERSION DEVICES, INC .......         72
      1,500     oESS TECHNOLOGY .......................         11
      3,500     oFEI CO ...............................         44
     18,100     oGENERAL SEMICONDUCTOR, INC ...........        209
      9,600     oHADCO CORP ...........................        434
     15,900     oIMP, INC .............................         11
      7,400     oINTEGRATED DEVICE TECHNOLOGY, INC ....         70
  1,913,400      INTEL CORP ...........................    134,416
      6,900     oJABIL CIRCUIT, INC ...................        274
     54,040     oKEMET CORP ...........................      1,047
     20,140     oLATTICE SEMICONDUCTOR CORP ...........        954
     26,260     oLEVEL ONE COMMUNICATIONS, INC ........        742
    633,600      LINEAR TECHNOLOGY CO .................     36,511
     10,800     oLSI LOGIC CORP .......................        213
    129,900     oMAXIM INTEGRATED PRODUCTS ............      4,482
     32,200      METHODE ELECTRONICS, INC (CLASS A) ...        523
    835,400     oMICRON TECHNOLOGY, INC ...............     21,720
     32,332      MOLEX, INC ...........................      1,039
      1,600     oMRV COMMUNICATIONS, INC ..............         38
     24,931     oNATIONAL SEMICONDUCTOR CORP ..........        647
      6,600     oOBJECTIVE SYSTEMS INTEGRATORS, INC ...         55
      6,400     oPLEXUS CORP ..........................         95
      4,000     oPMC-SIERRA, INC ......................        124
      5,000     oRADISYS CORP .........................        186
      4,300     oRAMBUS, INC ..........................        197
      7,200     oREAD RITE CORP .......................        113
     12,050     oS3, INC ..............................         60
      8,000     oSANDISK CORP .........................        163
     22,540     oSANMINA CORP .........................      1,527
      1,500     oSAWTEK, INC ..........................         40
     63,520     oSCI SYSTEMS, INC .....................      2,767
      6,100     oSDL, INC .............................         88
      4,000     oSEMITOOL, INC ........................         52
      1,500     oSEMTECH CORP .........................         59
      8,900     oSILICON VALLEY GROUP, INC ............        201
      6,400     oSIPEX CORP ...........................        194


                       See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

               ELECTRONIC COMPONENTS AND
                ACCESSORIES-(Continued)
     19,500     oSMART MODULAR TECHNOLOGIES, INC ...... $      449
      1,500     oSPEEDFAM INTERNATIONAL, INC ..........         40
      5,500     oSUPERTEX, INC ........................         60
      6,400      TECHNITROL, INC ......................        192
    378,050     oTELLABS, INC .........................     19,989
    867,100      TEXAS INSTRUMENTS, INC ...............     39,020
      5,400     oTRIDENT MICROSYSTEMS, INC ............         49
     35,100     oUNITRODE CORP ........................        755
      7,449     oVISHAY INTERTECHNOLOGY, INC ..........        176
     10,000     oVISX, INC ............................        221
     24,175     oVITESSE SEMICONDUCTOR CORP ...........        913
     22,900     oVLSI TECHNOLOGY, INC .................        541
     27,400     oXILINX, INC ..........................        961
                                                       -----------
                                                           322,000
                                                       -----------
                ENGINEERING AND ARCHITECTURAL
                 SERVICES--0.00%
      5,700     oJACOBS ENGINEERING GROUP, INC ........        145
                                                       -----------
                ENGINES AND TURBINES--0.02%
     26,500      BRUNSWICK CORP .......................        803
                                                       -----------
                FABRICATED RUBBER PRODUCTS,
                 NEC--0.01%
      3,100      CARLISLE COS, INC ....................        133
      2,500     oFOAMEX INTERNATIONAL, INC ............         27
     10,300      GENCORP, INC .........................        258
                                                       -----------
                                                               418
                                                       -----------
                FABRICATED STRUCTURAL METAL
                 PRODUCTS--0.01%
      4,900     oGRIFFON CORP .........................         72
        200     oMILLER INDUSTRIES, INC ...............          2
      7,260     oNCI BUILDING SYSTEMS, INC ............        258
        600      TRINITY INDUSTRIES, INC ..............         27
                                                       -----------
                                                               359
                                                       -----------
                FAMILY CLOTHING STORES--0.11%
      1,200     oBUCKLE, INC ..........................         41
    132,000      GAP, INC .............................      4,678
        300      NORDSTROM, INC .......................         18
      8,500     oSTAGE STORES, INC ....................        318
      7,500     oSTEIN MART, INC ......................        201
                                                       -----------
                                                             5,256
                                                       -----------
                FARM AND GARDEN MACHINERY--0.00%
      9,150      ALLIED PRODUCTS CORP .................        220
                                                       -----------
                FARM-PRODUCT RAW MATERIALS--0.03%
     53,100      DIMON, INC ...........................      1,394
                                                       -----------
                FEDERAL AND FEDERALLY-SPONSORED
                 CREDIT AGENCIES--1.17%
    619,100      FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION .........................     35,327
    351,300      FREDDIE MAC ..........................     14,733
     34,500      SLM HOLDING CORP .....................      4,800
                                                       -----------
                                                            54,860
                                                       -----------
                FIRE, MARINE, AND CASUALTY
                 INSURANCE--0.11%
        700     oFOREMOST CORP OF AMERICA .............         49
     23,330      FRONTIER INSURANCE GROUP, INC ........        534
     42,500      HCC INSURANCE HOLDINGS, INC ..........        903
        400      HSB GROUP, INC .......................         22
        300     oMARKEL CORP ..........................         47
     26,000      PROGRESSIVE CORP .....................      3,117
      4,400      VESTA INSURANCE GROUP, INC ...........        261
                                                       -----------
                                                             4,933
                                                       -----------

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

                FLAT GLASS--0.03%
     21,100      PPG INDUSTRIES, INC .................. $    1,205
                                                       -----------
                FOOTWEAR EXCEPT, RUBBER--0.02%
     15,400     oNINE WEST GROUP, INC .................        399
     51,100      STRIDE RITE CORP .....................        613
        300     oTIMBERLAND CO ........................         17
                                                       -----------
                                                             1,029
                                                       -----------
                FREIGHT TRANSPORTATION
                 ARRANGEMENT--0.01%
     11,800      EXPEDITORS INTERNATIONAL OF
                  WASHINGTON ..........................        454
      6,800     oFRITZ COS, INC .......................         95
        300     oKITTY HAWK, INC ......................          6
                                                       -----------
                                                               555
                                                       -----------
                FUNERAL SERVICE AND
                 CREMATORIES--0.15%
    164,200      SERVICE CORP INTERNATIONAL ...........      6,065
     15,800      STEWART ENTERPRISES, INC (CLASS A) ...        737
                                                       -----------
                                                             6,802
                                                       -----------
                FURNITURE AND HOMEFURNISHINGS
                 STORES--0.08%
     42,860     oBED BATH & BEYOND, INC ...............      1,650
      6,500     oBOMBAY, INC ..........................         30
     18,300     oGARDEN RIDGE CORP ....................        261
        400      HEILIG MEYERS CO .....................          5
      3,000     oLINENS N THINGS, INC .................        131
     41,550      PIER 1 IMPORTS, INC ..................        940
     22,200     oWILLIAMS-SONOMA, INC .................        930
                                                       -----------
                                                             3,947
                                                       -----------
                GAS PRODUCTION AND
                 DISTRIBUTION--0.03%
     74,400      NGC CORP .............................      1,302
      2,600      SONAT, INC ...........................        119
                                                       -----------
                                                             1,421
                                                       -----------
                GENERAL INDUSTRIAL MACHINERY--3.29%
     69,700     oCOLTEC INDUSTRIES, INC ...............      1,616
      5,000      DT INDUSTRIES, INC ...................        170
     20,200     oFIGGIE INTERNATIONAL, INC (CLASS A) ..        265
     10,517      FLOWSERVE CORP .......................        294
     10,100      GRACO, INC ...........................        377
     15,800      HELIX TECHNOLOGY CORP ................        308
     20,550      IDEX CORP ............................        717
     47,200      KAYDON CORP ..........................      1,540
      1,500     oNN BALL & ROLLER, INC ................         13
     10,200      NORDSON CORP .........................        468
      9,850      PALL CORP ............................        204
     12,300      ROPER INDUSTRIES, INC ................        347
     51,500      SUNDSTRAND CORP ......................      2,594
  3,225,416      TYCO INTERNATIONAL LTD ...............    145,345
                                                       -----------
                                                           154,258
                                                       -----------
                GLASS AND GLASSWARE, PRESSED
                 OR BLOWN--0.18%
     76,600      CORNING, INC .........................      2,844
     15,200      LANCASTER COLONY CORP ................        857
     15,600      LIBBEY, INC ..........................        591
     29,500      OWENS CORNING CO .....................      1,007
     59,700     oOWENS ILLINOIS, INC ..................      2,265
     36,000     oSOLA INTERNATIONAL, INC ..............      1,170
                                                       -----------
                                                             8,734
                                                       -----------

                See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

                GOLD AND SILVER ORES--0.35%
    718,000     oEUOR-NEVADA MINING CORP .............. $    9,708
     53,104      FREEPORT MCMORAN COPPER &
                  GOLD, INC (CLASS A) .................        813
    114,177      FREEPORT MCMORAN COPPER &
                  GOLD, INC (CLASS B) .................      1,798
      1,100     oGETCHELL GOLD CORP ...................         26
        500      HOMESTAKE MINING CO ..................          4
     11,600      NEWMONT GOLD CO ......................        346
    116,346      NEWMONT MINING CORP ..................      3,418
    177,400     oSUNSHINE MINING & REFINING CO ........        177
                                                       -----------
                                                            16,290
                                                       -----------
                GRAIN MILL PRODUCTS--0.49%
     80,400      CPC INTERNATIONAL, INC ...............      8,683
     97,662      GENERAL MILLS, INC ...................      6,995
     46,800      KELLOGG CO ...........................      2,322
     23,600      QUAKER OATS CO .......................      1,245
     10,200     oRALCORP HOLDINGS, INC ................        173
     36,050      RALSTON PURINA CO ....................      3,350
                                                       -----------
                                                            22,768
                                                       -----------
                GROCERIES AND RELATED
                 PRODUCTS--0.24%
     16,188      EARTHGRAINS CO .......................        761
     56,150      FLOWERS INDUSTRIES, INC ..............      1,155
     99,400     oGENERAL NUTRITION COS, INC ...........      3,380
     11,500     oJP FOODSERVICE, INC ..................        425
     63,200      RICHFOOD HOLDINGS, INC ...............      1,785
        100      SMART & FINAL, INC ...................          2
     27,525     oSUIZA FOODS CORP .....................      1,639
     49,400      SYSCO CORP ...........................      2,251
      1,000     oUNITED NATURAL FOODS, INC ............         26
                                                       -----------
                                                            11,424
                                                       -----------
                GROCERY STORES--0.44%
     93,300      ALBERTSONS, INC ......................      4,420
      8,780      FOOD LION, INC (CLASS B) .............         72
      9,700      HANNAFORD BROTHERS, INC ..............        421
    166,000     oKROGER CO ............................      6,132
    137,400     oSAFEWAY, INC .........................      8,691
     46,500     oSOUTHLAND CORP .......................         99
     16,300     oWHOLE FOODS MARKET, INC ..............        833
        700      WINN DIXIE STORES, INC ...............         31
                                                       -----------
                                                            20,699
                                                       -----------
                GUIDED MISSILES, SPACE
                 VEHICLES AND PARTS--0.01%
     12,500     oORBITAL SCIENCES CORP ................        372
                                                       -----------
                HARDWARE, PLUMBING & HEATING
                 EQUIPMENT--0.01%
     16,070      FASTENAL CO ..........................        615
                                                       -----------
                HEALTH AND ALLIED SERVICES,
                 NEC--0.31%
      5,850     oACCESS HEALTH, INC ...................        172
      6,420     oAMERICAN HOMEPATIENT, INC ............        151
     15,750     oAMERICAN ONCOLOGY RESOURCES, INC .....        252
        900     oBUCKEYE TECHNOLOGIES, INC ............         42
     10,100     oEXPRESS SCRIPTS, INC .................        606
    193,140     oHEALTHSOUTH CORP .....................      5,360
     10,240     oLINCARE HOLDINGS, INC ................        584
        900     oMEDIQ, INC ...........................         10
      6,700     oMID ATLANTIC MEDICAL SERVICES, INC ...         85
     75,200      OMNICARE, INC ........................      2,331
     22,418     oPHARMERICA, INC ......................        233
      6,400     oPHP HEALTHCARE CORP ..................         96
      6,900     oPRIME MEDICAL SERVICES, INC ..........         95

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

     33,100     oRENAL TREATMENT CENTERS, INC ......... $    1,196
     65,700      UNITED HEALTHCARE CORP ...............      3,264
                                                       -----------
                                                            14,477
                                                       -----------
                HEAVY CONSTRUCTION,
                 EXCEPT HIGHWAY--0.03%
      6,000      FLUOR CORP ...........................        224
     66,020     oGLOBAL INDUSTRIES LTD ................      1,122
                                                       -----------
                                                             1,346
                                                       -----------
                HOLDING OFFICES--0.04%
     18,800      EVEREST REINSURANCE HOLDINGS, INC ....        776
        400     oSEACOR SMIT, INC .....................         24
     30,000      SIGMA ALDRICH CORP ...................      1,193
                                                       -----------
                                                             1,993
                                                       -----------
                HOME HEALTH CARE SERVICES--0.01%
      5,500     oAPRIA HEALTHCARE GROUP, INC ..........         74
     36,500     oCORAM HEALTHCARE CORP ................        123
     14,000     oMATRIA HEALTHCARE, INC ...............         79
      9,900     oMAXICARE HEALTH PLANS, INC ...........        108
                                                       -----------
                                                               384
                                                       -----------
                HORTICULTURAL SPECIALTIES--0.04%
     17,700      PIONEER-HI-BRED INTERNATIONAL, INC ...      1,898
                                                       -----------
                HOSE, BELTING, GASKETS AND
                 PACKING--0.00%
      3,200      WYNNS INTERNATIONAL, INC .............        102
                                                       -----------
                HOSPITALS--0.39%
    277,730      COLUMBIA/HCA HEALTHCARE CORP .........      8,228
     76,268     oHEALTH MANAGEMENT ASSOCIATES, INC
                  (CLASS A) ...........................      1,926
     83,700     oHUMANA, INC ..........................      1,737
     12,300     oPEDIATRIX MEDICAL GROUP, INC .........        526
    119,235     oTENET HEALTHCARE CORP ................      3,950
     34,300     oUNIVERSAL HEALTH SERVICES, INC .......      1,728
      4,500     oVENCOR, INC ..........................        110
                                                       -----------
                                                            18,205
                                                       -----------
                HOTELS AND MOTELS--0.57%
      2,900     oCAPSTAR HOTEL CO .....................        100
    455,226     oCENDANT CORP .........................     15,648
     20,800     oCHOICE HOTELS INTERNATIONAL, INC .....        333
        200     oGRAND CASINOS, INC ...................          3
     40,800     oHARRAHS ENTERTAINMENT, INC ...........        770
     77,800      HILTON HOTELS CORP ...................      2,315
     12,100     oHOST MARRIOTT CORP ...................        237
     25,280     oHOST MARRIOTT SERVICES CORP ..........        376
     65,600      LA QUINTA INNS, INC ..................      1,267
     24,200      MARRIOTT INTERNATIONAL, INC ..........      1,676
     14,800     oMGM GRAND, INC .......................        534
      6,600     oPRIMADONNA RESORTS, INC ..............        110
     25,900     oPRIME HOSPITALITY CORP ...............        528
     58,548     oPROMUS HOTEL CORP ....................      2,459
     15,000     oSIGNATURE RESORTS, INC ...............        328
      3,100     oSTATION CASINOS, INC .................         32
      6,933     oSUNBURST HOSPITALITY CORP ............         68
        300     oTRUMP HOTEL & CASINO RESORT, INC .....          2
         75     oWHG RESORTS & CASINO, INC ............          2
                                                       -----------
                                                            26,788
                                                       -----------
                HOUSEHOLD APPLIANCE STORES--0.06%
     63,000      SUNBEAM CORP .........................      2,654
                                                       -----------
                HOUSEHOLD APPLIANCES--4.84%
  3,090,800      GENERAL ELECTRIC CO ..................    226,787
                                                       -----------


                       See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

              HOUSEHOLD AUDIO AND VIDEO
                 EQUIPMENT--0.01%
     28,300    xoALLIANCE ENTERTAINMENT CORP .......... $        1
     12,400     oNIMBUS CD INTERNATIONAL, INC .........        133
     35,500     oZENITH ELECTRONICS CORP ..............        193
                                                       -----------
                                                               327
                                                       -----------
                HOUSEHOLD FURNITURE--0.03%
     29,700     oFURNITURE BRANDS INTERNATIONAL, INC ..        609
     22,700      LEGGETT & PLATT, INC .................        951
                                                       -----------
                                                             1,560
                                                       -----------
                INDUSTRIAL INORGANIC CHEMICALS--0.90%
      1,400      AIR PRODUCTS & CHEMICALS, INC ........        115
     16,900     oAIRGAS, INC ..........................        237
        200      ALBEMARLE CORP .......................          5
        900      CALGON CARBON CORP ...................         10
    108,550      ENGELHARD CORP .......................      1,886
     26,900      GEORGIA GULF CORP ....................        824
     12,400      GRACE (W.R.) & CO ....................        997
      1,200      MINERALS TECHNOLOGIES, INC ...........         55
      2,600     oNL INDUSTRIES, INC ...................         35
    844,300      PRAXAIR, INC .........................     37,994
                                                       -----------
                                                            42,158
                                                       -----------
                INDUSTRIAL MACHINERY, NEC--0.00%
      2,200      ROBBINS & MYERS, INC .................         87
        700     oUNOVA, INC ...........................         12
                                                       -----------
                                                                99
                                                       -----------
                INDUSTRIAL ORGANIC CHEMICALS--0.01%
      4,300     oBIO-RAD LABORATORIES, INC (CLASS A) ..        112
      3,400      CROMPTON & KNOWLES CORP ..............         90
     59,300      ETHYL CORP ...........................        456
                                                       -----------
                                                               658
                                                       -----------
                INSURANCE AGENTS, BROKERS, AND
                 SERVICE--0.08%
     21,600      CRAWFORD & CO (CLASS B) ..............        441
     12,400      GALLAGHER (ARTHUR J.) & CO ...........        427
     37,400      MARSH & MCLENNAN COS, INC ............      2,789
                                                       -----------
                                                             3,657
                                                       -----------
                INSURANCE CARRIERS, NEC--0.00%
        800      WESTERN NATIONAL CORP ................         24
                                                       -----------
                IRON AND STEEL FOUNDRIES--0.00%
      3,400      INTERMET CORP ........................         60
                                                       -----------
                JEWELRY, SILVERWARE, AND
                 PLATED WARE--0.05%
     35,000      JOSTENS, INC .........................        807
     41,300      TIFFANY & CO .........................      1,489
                                                       -----------
                                                             2,296
                                                       -----------
                JOB TRAINING AND RELATED
                 SERVICES--0.00%
      1,800     oFIREARMS TRAINING SYSTEMS, INC .......          9
                                                       -----------
                KNITTING MILLS--0.01%
     14,450      ST. JOHN KNITS, INC ..................        578
                                                       -----------
                LANDSCAPE AND HORTICULTURAL
                 SERVICES--0.01%
     12,900      ROLLINS, INC .........................        262
                                                       -----------
                LAUNDRY, CLEANING, AND GARMENT
                 SERVICES--0.03%
     11,000      CINTAS CORP ..........................        429
     14,050      G & K SERVICES, INC (CLASS A) ........        590
     19,300      UNIFIRST CORP ........................        542
                                                       -----------
                                                             1,561
                                                       -----------

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

                LEATHER TANNING AND FINISHING--0.02%
     37,050      WOLVERINE WORLD WIDE, INC ............ $      838
                                                       -----------
                LEGAL SERVICES--0.01%
      7,400     oPREPAID LEGAL SERVICES, INC ..........        253
                                                       -----------
                LIFE INSURANCE--0.65%
     15,400      20TH CENTURY INDUSTRIES ..............        400
      7,215      AETNA, INC ...........................        509
      1,600      AMERICAN BANKERS INSURANCE
                  GROUP, INC ..........................         74
     70,350      AMERICAN INTERNATIONAL
                  GROUP, INC ..........................      7,651
     99,100      CONSECO, INC .........................      4,503
      2,800      HARTFORD LIFE, INC (CLASS A) .........        127
      9,150     oHIGHLANDS INSURANCE GROUP, INC .......        260
        500      PENNCORP FINANCIAL GROUP, INC ........         18
      4,600      PROTECTIVE LIFE CORP .................        275
      2,700     oPROVIDENT COS, INC ...................        104
      7,100      REINSURANCE GROUP OF AMERICA, INC ....        302
      4,000      RELIANCE GROUP HOLDINGS, INC .........         57
    107,550      SUNAMERICA, INC ......................      4,598
    210,700      TRAVELERS GROUP, INC .................     11,351
      1,500      UNUM CORP ............................         82
                                                       -----------
                                                            30,311
                                                       -----------
                LUGGAGE--0.01%
     16,900     oSAMSONITE CORP .......................        534
                                                       -----------
                LUMBER AND CONSTRUCTION
                 MATERIALS--0.00%
      1,000     oUNIVERSAL FOREST PRODUCTS, INC .......         14
                                                       -----------
                LUMBER AND OTHER BUILDING
                 MATERIALS--0.74%
     17,100     oEAGLE HARDWARE & GARDEN, INC .........        331
    469,925      HOME DEPOT, INC ......................     27,667
    141,700      LOWES COS, INC .......................      6,757
                                                       -----------
                                                            34,755
                                                       -----------
                MACHINERY, EQUIPMENT, AND
                 SUPPLIES--0.01%
      5,750      APPLIED INDUSTRIAL TECHNOLOGIES, INC .        154
        400     oAVIATION SALES CO ....................         15
        100     oFAIRCHILD CORP (CLASS A) .............          2
      3,200     oHIRSCH INTERNATIONAL CORP (CLASS A) ..         70
                                                       -----------
                                                               241
                                                       -----------
                MAILING, REPRODUCTION AND
                 STENOGRAPHIC SERVICES--0.01%
     21,100     oADVO, INC ............................        411
                                                       -----------
                MANAGEMENT AND PUBLIC
                 RELATIONS--0.04%
     10,900     oABR INFORMATION SERVICES, INC ........        260
      9,300      BLOUNT INTERNATIONAL, INC ............        248
      8,400     oCORRECTIONS CORP OF AMERICA ..........        311
     26,460     oGARTNER GROUP, INC (CLASS A) .........        986
     17,200     oMEDAPHIS CORP ........................        112
      1,000     oMETZLER GROUP, INC ...................         40
                                                       -----------
                                                             1,957
                                                       -----------
                MANIFOLD BUSINESS FORMS--0.01%
      1,700     oNEW ENGLAND BUSINESS SERVICES, INC ...         57
        800      STANDARD REGISTER, INC ...............         28
     13,700      WALLACE COMPUTER SERVICES, INC .......        533
                                                       -----------
                                                               618
                                                       -----------

                       See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

                MEASURING AND CONTROLLING
                 DEVICES--0.62%
     15,900     oALLEN TELECOM, INC ................... $      293
      4,300     oBURR BROWN CORP ......................        138
     28,900     oC-CUBE MICROSYSTEMS, INC .............        471
      9,300     oCELLPRO, INC .........................         22
     44,900     oCOGNEX CORP ..........................      1,224
      6,000      COHU, INC ............................        184
     19,800     oCREDENCE SYSTEMS CORP ................        587
      9,600     oCYMER, INC ...........................        144
     12,100     oDIONEX CORP ..........................        602
     13,700     oELECTROGLAS, INC .....................        211
      2,300      FISHER SCIENTIFIC INTERNATIONAL, INC .        110
      7,500     oGENRAD, INC ..........................        226
        200     oHAEMONETICS CORP .....................          3
     95,600      HONEYWELL, INC .......................      6,549
     27,900     oINPUT/OUTPUT, INC ....................        828
      9,100     oINTEGRATED CIRCUIT SYSTEMS, INC ......        259
    315,000     oKLA-TENCOR CORP ......................     12,167
      5,000     oLECROY CORP ..........................        151
     11,200     oLTX CORP .............................         50
      8,700      MILLIPORE CORP .......................        295
      1,900     oPERCEPTRON, INC ......................         41
      1,000      PERKIN-ELMER CORP ....................         71
     12,250     oROBOTIC VISION SYSTEMS, INC ..........        141
      6,100      TEKTRONIX, INC .......................        242
    106,600     oTERADYNE, INC ........................      3,411
      3,480     oUNIPHASE CORP ........................        144
      3,000     oVEECO INSTRUMENTS, INC ...............         66
      6,600     oWATERS CORP ..........................        248
      6,400      X RITE, INC ..........................        117
      1,700     oZYGO CORP ............................         32
                                                       -----------
                                                            29,027
                                                       -----------
                MEAT PRODUCTS--0.21%
    250,900      CONAGRA, INC .........................      8,233
     47,300     oSMITHFIELD FOODS, INC ................      1,561
      5,333      WORTHINGTON FOODS, INC ...............         75
                                                       -----------
                                                             9,869
                                                       -----------
                MEDICAL AND DENTAL
                 LABORATORIES--0.00%
     11,200     oEPITOPE, INC .........................         56
      2,350     oQUEST DIAGNOSTICS, INC ...............         40
                                                       -----------
                                                                96
                                                       -----------
                MEDICAL INSTRUMENTS AND
                 SUPPLIES--3.46%
      3,600     oACUSON CORP ..........................         60
     18,300     oADAC LABORATORIES, INC ...............        361
     72,500     oALZA CORP ............................      2,306
     12,540      ARROW INTERNATIONAL, INC .............        464
     39,000     oARTERIAL VASCULAR ENGINEERING, INC ...      2,535
     11,650     oATL ULTRASOUND, INC ..................        536
     27,200      BALLARD MEDICAL PRODUCTS CO ..........        660
        100      BARD (C.R.), INC .....................          3
    115,700      BECTON DICKINSON & CO ................      5,785
     77,200      BIOMET, INC ..........................      1,978
     32,115     oBOSTON SCIENTIFIC CORP ...............      1,473
        524     oCARDIOVASULAR DYNAMICS, INC ..........          3
      7,020     oCNS, INC .............................         47
      5,750     oCONMED CORP ..........................        151
     15,200     oCYGNUS, INC ..........................        302
  2,052,600      DENTSPLY INTERNATIONAL, INC ..........     62,604
      4,500      DEPUY, INC ...........................        129
      3,900      DIAGNOSTIC PRODUCTS CORP .............        108
     10,600     oENDOSONICS CORP ......................        114

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

        710     oFRESENIUS MEDICAL CARE AG ADR ........ $       15
     61,462      GUIDANT CORP .........................      3,826
      1,000     oHEARTPORT, INC .......................         20
      7,300     oHOLOGIC, INC .........................        151
     11,800     oI-STAT CORP ..........................        187
     44,400     oIMATRON, INC .........................        103
     12,600      INVACARE CORP ........................        274
     22,600     oISOLYSER CO, INC .....................         53
    828,676      JOHNSON & JOHNSON CO .................     54,589
      4,400     oLIFECORE BIOMEDICAL, INC .............         96
      2,500     oMARQUETTE MEDICAL SYSTEMS, INC
                  (CLASS A) ...........................         67
    231,600      MEDTRONIC, INC .......................     12,116
      6,200      MENTOR CORP ..........................        226
      1,000     oMILLENNIUM PHARMACEUTICALS, INC ......         19
        500     oMINIMED, INC .........................         19
      4,600     oNORTHFIELD LABORATORIES, INC .........         42
        700     oOEC MEDICAL SYSTEMS, INC .............         14
      8,500     oPHYSIO-CONTROL INTERNATIONAL CORP ....        135
     11,300     oPOSSIS MEDICAL, INC ..................        124
     27,600     oRESPIRONICS, INC .....................        618
     18,100     oSAFESKIN CORP ........................      1,027
      2,000     oSOFAMOR DANEK GROUP, INC .............        130
     60,375     oST. JUDE MEDICAL, INC ................      1,841
     33,800     oSTERIS CORP ..........................      1,631
      8,100      STRYKER CORP .........................        302
     13,400     oSUMMIT TECHNOLOGY, INC ...............         61
      3,300     oSUNRISE MEDICAL, INC .................         51
     30,900     oSYBRON INTERNATIONAL CORP ............      1,450
     15,400     oTHERMEDICS, INC ......................        252
        700     oTREX MEDICAL CORP ....................         10
     42,100      U.S. SURGICAL CORP ...................      1,234
     10,300     oUROMED CORP ..........................         36
     32,900      VARIAN ASSOCIATES, INC ...............      1,664
     41,700     oVIVUS, INC ...........................        443
                                                       -----------
                                                           162,445
                                                       -----------
                MEDICAL SERVICE AND HEALTH
                 INSURANCE--0.36%
     73,900      AFLAC, INC ...........................      3,778
      9,100     oCOMPDENT CORP ........................        185
      2,500     oCONCENTRA MANAGED CARE, INC ..........         84
      7,700     oCOVENTRY CORP ........................        117
     34,120     oFOUNDATION HEALTH SYSTEMS (CLASS A) ..        763
     32,000     oFPA MEDICAL MANAGEMENT, INC ..........        596
     20,800     oOXFORD HEALTH PLANS, INC .............        324
      4,065     oPACIFICARE HEALTH SYSTEMS, INC
                   (CLASS A) ..........................        204
    143,534     oPACIFICARE HEALTH SYSTEMS, INC
                   (CLASS B) ..........................      7,518
     12,500     oPHYMATRIX CORP .......................        197
     88,190     oQUORUM HEALTH GROUP, INC .............      2,304
     14,700     oWELLPOINT HEALTH NETWORKS, INC .......        621
                                                       -----------
                                                            16,691
                                                       -----------
                MEN'S AND BOYS' CLOTHING
                 STORES--0.02%
      3,700     oABERCROMBIE & FITCH CO (CLASS A) .....        116
      8,200     oMENS WAREHOUSE, INC ..................        285
     17,950     oPACIFIC SUNWEAR CALIFORNIA, INC ......        531
                                                       -----------
                                                               932
                                                       -----------
                MEN'S AND BOYS'
                 FURNISHINGS--0.05%
      7,900      AUTHENTIC FITNESS CORP ...............        146
     16,900     oFRUIT OF THE LOOM, INC (CLASS A) .....        433
        600     oGUESS ?, INC .........................          4


                       See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

               MEN'S AND BOYS'
                FURNISHINGS-(Continued)
      3,600     oQUIKSILVER, INC ...................... $      103
        700     oUNITOG CO ............................         16
     45,600      WARNACO GROUP, INC (CLASS A) .........      1,431
                                                       -----------
                                                             2,133
                                                       -----------
                METAL CANS AND SHIPPING
                 CONTAINERS--0.02%
      1,700      CLARCOR, INC .........................         50
     21,950      CROWN CORK & SEAL CO, INC ............      1,100
        500     oSILGAN HOLDINGS, INC .................         16
                                                       -----------
                                                             1,166
                                                       -----------
                METAL FORGINGS AND
                 STAMPINGS--0.02%
      9,500     oHEXCEL CORP ..........................        237
     19,300      MASCOTECH, INC .......................        355
     25,700     oWYMAN-GORDON CO ......................        504
                                                       -----------
                                                             1,096
                                                       -----------
                METAL SERVICES, NEC--0.00%
        100     oMATERIAL SCIENCES CORP ...............          1
                                                       -----------
                METALWORKING
                 MACHINERY--0.00%
        750      CINCINNATI MILACRON, INC .............         19
         52      KENNAMETAL, INC ......................          3
      7,200    xoMOLTEN METAL TECHNOLOGY, INC .........          1
                                                       -----------
                                                                23
                                                       -----------
                MILLWORK, PLYWOOD AND
                 STRUCTURAL MEMBERS--0.00%
        600     oTRIANGLE PACIFIC CORP ................         20
                                                       -----------
                MISCELLANEOUS AMUSEMENT,
                 RECREATION SERVICES--1.93%
      8,340     oANCHOR GAMING CO .....................        465
      8,400     oBOYD GAMING CORP .....................         56
  1,580,800      CARNIVAL CORP (CLASS A) ..............     87,537
     69,100     oCIRCUS CIRCUS ENTERPRISES, INC .......      1,417
     44,900     oMIRAGE RESORT, INC ...................      1,021
      8,800     oSCIENTIFIC GAMES HOLDINGS CORP .......        178
                                                       -----------
                                                            90,674
                                                       -----------
                MISCELLANEOUS APPAREL AND
                 ACCESSORY STORES--0.14%
     14,300     oCML GROUP, INC .......................         47
      7,300     oNORTH FACE, INC ......................        161
    184,700      TJX COS, INC .........................      6,349
                                                       -----------
                                                             6,557
                                                       -----------
                MISCELLANEOUS APPAREL AND
                 ACCESSORIES--0.02%
     44,700     oNAUTICA ENTERPRISES, INC .............      1,039
                                                       -----------
                MISCELLANEOUS BUSINESS SERVICES--0.21%
        500     oAPAC TELESERVICES, INC ...............          7
      1,100     oBORG-WARNER SECURITY CORP ............         19
      9,000     oCARIBINER INTERNATIONAL, INC .........        401
     30,160     oCHECKFREE CORP .......................        814
     60,100      EQUIFAX, INC .........................      2,130
     12,800     oEXECUTIVE TELECARD LTD ...............         30
      6,500      FAIR ISSAC & CO, INC .................        217
     34,600     oHEALTHCARE COMPARE CO ................      1,769
      3,300     oINTERMEDIA COMMUNICATIONS, INC .......        200
     24,400     oMETROMEDIA INTERNATIONAL GROUP, INC ..        232
     38,800     oPAGING NETWORK, INC ..................        417
     33,300      PITTSTON BRINKS GROUP CO .............      1,340

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

     20,000     oPLAYERS INTERNATIONAL, INC ........... $       64
      3,500     oSEATTLE FILMWORKS, INC ...............         39
     61,300      SOTHEBYS HOLDINGS, INC (CLASS A) .....      1,134
      9,450     oSYLVAN LEARNING SYSTEMS, INC .........        369
     15,300      VIAD CORP ............................        295
     12,500      WACKENHUT CORP SERIES A ..............        290
                                                       -----------
                                                             9,767
                                                       -----------
                MISCELLANEOUS CHEMICAL
                 PRODUCTS--0.17%
        600      BETZDEARBORN, INC ....................         37
     27,100      CABOT CORP ...........................        749
     61,600     oCYTEC INDUSTRIES, INC ................      2,891
     35,000      MORTON INTERNATIONAL, INC ............      1,203
     25,300     oSCHERER (R.P.) CORP ..................      1,543
     24,900     oSMITH INTERNATIONAL, INC .............      1,528
                                                       -----------
                                                             7,951
                                                       -----------
                MISCELLANEOUS CONVERTED PAPER
                 PRODUCTS--0.46%
      1,200     oAMERICAN PAD & PAPER CO ..............         12
      6,350      AVERY DENNISON CORP ..................        284
      2,900      BEMIS, INC ...........................        128
     14,600      FIRST BRANDS CORP ....................        393
     81,356      FORT JAMES CORP ......................      3,112
    328,956      KIMBERLY-CLARK CORP ..................     16,222
      9,200     oMAIL-WELL, INC .......................        373
     34,325     oPAXAR CORP ...........................        508
     16,600     oSHOREWOOD PACKAGING CORP .............        444
      7,245      SONOCO PRODUCTS CO ...................        251
                                                       -----------
                                                            21,727
                                                       -----------
                MISCELLANEOUS DURABLE GOODS--0.07%
     77,400     oCOSTCO COS, INC ......................      3,454
                                                       -----------
                MISCELLANEOUS ELECTRICAL EQUIPMENT
                 AND SUPPLIES--0.02%
      3,500      C&D TECHNOLOGIES, INC ................        169
      6,700     oELECTRO SCIENTIFIC INDUSTRIES, INC ...        255
        100      EXIDE CORP ...........................          3
        900     oHUTCHINSON TECHNOLOGY, INC ...........         20
     19,750     oKOMAG, INC ...........................        294
                                                       -----------
                                                               741
                                                       -----------
                MISCELLANEOUS EQUIPMENT RENTAL AND
                 LEASING--0.02%
     22,600     oANIXTER INTERNATIONAL, INC ...........        373
      1,200     oCORT BUSINESS SERVICES CORP ..........         48
     10,100     oRENTAL SERVICE CORP ..................        248
      2,600     oUS RENTALS, INC ......................         61
                                                       -----------
                                                               730
                                                       -----------
                MISCELLANEOUS FABRICATED METAL
                 PRODUCTS--0.04%
      4,400     oBARNES GROUP, INC ....................        100
     19,750      CRANE CO .............................        857
     23,200      POLARIS INDUSTRIES, INC ..............        709
        700     oSHAW GROUP, INC ......................         16
                                                       -----------
                                                             1,682
                                                       -----------
                MISCELLANEOUS FOOD AND KINDRED
                 PRODUCTS--0.01%
     14,500      MCCORMICK & CO, INC (NON-VOTE) .......        406
                                                       -----------
                MISCELLANEOUS FOOD STORES--0.03%
     17,500      NATURES SUNSHINE PRODUCTS, INC .......        455
     21,900     oSTARBUCKS CORP .......................        840
                                                       -----------
                                                             1,295
                                                       -----------

                       See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

                MISCELLANEOUS GENERAL MERCHANDISE
                 STORES--0.02%
     21,800      CASEYS GENERAL STORES, INC ........... $      553
     16,090      DOLLAR GENERAL CORP ..................        583
                                                       -----------
                                                             1,136
                                                       -----------
                MISCELLANEOUS INVESTING--0.13%
      2,000      ASSOCIATED ESTATES REALTY CORP .......         47
      4,200      CARRAMERICA REALTY CORP ..............        133
        100     oCORNERSTONE PROPERTIES, INC ..........          2
      2,200      COUSINS PROPERTIES, INC ..............         64
      9,200      DEVELOPERS DIVERSIFIED REALTY CORP ...        352
      2,500      FEDERAL REALTY INVESTMENT TRUST ......         64
     21,600      GENERAL GROWTH PROPERTIES, INC .......        780
        500      GREAT LAKES REIT, INC ................         10
     21,600      HEALTH CARE PROPERTY INVESTORS, INC ..        817
      1,100      JP REALTY, INC .......................         29
      3,500      KIMCO REALTY CORP ....................        123
     35,747      MILLS CORP ...........................        876
        100      NATIONAL HEALTH INVESTORS, INC .......          4
      1,400      PENNSYLVANIA REAL ESTATE
                   INVESTMENT TRUST ...................         34
     12,500      RECKSON ASSOCIATES REALTY CORP .......        317
     12,800      REDWOOD TRUST, INC ...................        261
      5,764      SIMON DEBARTOLO GROUP, INC ...........        188
      2,100      SPIEKER PROPERTIES, INC ..............         90
      3,700      TOWN & COUNTRY TRUST .................         65
     31,800      VORNADO REALTY TRUST .................      1,493
     20,300      WASHINGTON REAL ESTATE
                 INVESTMENT TRUST .....................        340
                                                       -----------
                                                             6,089
                                                       -----------
                MISCELLANEOUS MANUFACTURES--0.04%
      3,300      ARMSTRONG WORLD INDUSTRIES, INC ......        247
     30,050     oBLYTH INDUSTRIES, INC ................        900
     10,000      INTERNATIONAL GAME TECHNOLOGY CO .....        253
     16,800     oLYDALL, INC ..........................        328
      8,000     oWMS INDUSTRIES, INC ..................        169
                                                       -----------
                                                             1,897
                                                       -----------
                MISCELLANEOUS METAL ORES--0.00%
      7,400     oSTILLWATER MINING CO .................        124
                                                       -----------
                MISCELLANEOUS NONMETALLIC MINERAL
                 PRODUCTS--0.17%
     97,100      MINNESOTA MINING &
                  MANUFACTURING CO ....................      7,968
                                                       -----------
                MISCELLANEOUS NONMETALLIC
                 MINERALS--0.00%
     18,100      JOHNS MANVILLE CORP ..................        182
                                                       -----------
                MISCELLANEOUS PERSONAL
                 SERVICES--0.03%
     34,900      BLOCK (H&R), INC .....................      1,564
        200     oTHERMOLASE CORP ......................          2
                                                       -----------
                                                             1,566
                                                       -----------
                MISCELLANEOUS PETROLEUM AND COAL
                 PRODUCTS--0.01%
      3,284     oTEXACO, INC ..........................        179
      1,000     oWD-40 CO .............................         29
      5,900      WITCO CORP ...........................        241
                                                       -----------
                                                               449
                                                       -----------

                MISCELLANEOUS PLASTICS PRODUCTS, NEC--0.63%
      2,200      APTARGROUP, INC ......................        122
      9,600     oFURON CO .............................        200
    406,250      MONSANTO CO ..........................     17,063
    115,700      RAYCHEM CORP .........................      4,982

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

     54,800      RUBBERMAID, INC ...................... $    1,370
      2,325      SCHULMAN (A.), INC ...................         58
     14,300     oSEALED AIR CORP ......................        883
     63,890      SOLUTIA, INC .........................      1,705
      8,600      SPARTECH CORP ........................        130
     20,500     oSYNETIC, INC .........................        748
      2,100      TREDEGAR INDUSTRIES, INC .............        138
     76,400      TUPPERWARE CORP ......................      2,130
                                                       -----------
                                                            29,529
                                                       -----------
                MISCELLANEOUS PRIMARY METAL
                 PRODUCTS--0.00%
        500     oSPECIAL METALS CORP ..................          9
                                                       -----------
                MISCELLANEOUS REPAIR SHOPS--0.00%
      2,600     oSERVICE EXPERTS, INC .................         74
                                                       -----------
                MISCELLANEOUS SHOPPING GOOD
                 STORES--0.15%
      5,400     oBARNES & NOBLE, INC ..................        180
     56,000     oBORDERS GROUP, INC ...................      1,754
      5,600      HANCOCK FABRICS, INC .................         81
     18,600     oJUMBOSPORTS, INC .....................         28
    138,750     oOFFICE DEPOT, INC ....................      3,321
     86,000     oOFFICEMAX, INC .......................      1,226
     24,550     oTHE SPORTS AUTHORITY, INC ............        362
        185     oTOYS R US, INC .......................          6
      2,200     oZALE CORP ............................         51
                                                       -----------
                                                             7,009
                                                       -----------
                MISCELLANEOUS SPECIAL TRADE
                 CONTRACTORS--0.00%
      6,600    xoAMRE, INC ............................          0
                                                       -----------
                MISCELLANEOUS TEXTILE GOODS--0.00%
      8,500     oPOLYMER GROUP, INC ...................         81
                                                       -----------
                MISCELLANEOUS TRANSPORTATION
                 EQUIPMENT--0.00%
      5,400      ARCTIC CAT, INC ......................         52
                                                       -----------
                MOBILE HOME DEALERS--0.04%
     56,700      OAKWOOD HOMES CORP ...................      1,882
                                                       -----------
                MORTGAGE BANKERS AND
                 BROKERS--0.10%
      7,600      AAMES FINANCIAL CORP .................         98
      2,400     oCONTIFINANCIAL CORP ..................         60
         68      COUNTRYWIDE CREDIT INDUSTRIES, INC ...          3
      1,300     oDELTA FINANCIAL CORP .................         17
         84      FIRST UNION CORP .....................          4
    139,200      GREEN TREE FINANCIAL CORP ............      3,645
      2,500     oIMC MORTGAGE CO ......................         30
     20,300     oIMPERIAL CREDIT INDUSTRIES, INC ......        416
      5,600      PMI GROUP, INC .......................        405
      2,400     oSOUTHERN PACIFIC FUNDING CORP ........         32
        900      UNITED COS FINANCIAL CORP ............         14
                                                       -----------
                                                             4,724
                                                       -----------
                MOTION PICTURE PRODUCTION AND
                 SERVICES--0.88%
     43,400     oAMERICAN MEDIA, INC (CLASS A) ........        336
    394,070      DISNEY (WALT) CO .....................     39,038
     58,475     oLIBERTY MEDIA GROUP (CLASS A) ........      2,120
                                                       -----------
                                                            41,494
                                                       -----------
                MOTION PICTURE THEATERS--0.02%
      7,150      HARCOURT GENERAL, INC ................        391
        400     oMOVIE GALLERY, INC ...................          1
     15,950     oREGAL CINEMAS, INC ...................        445
                                                       -----------
                                                               837
                                                       -----------

                       See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

                MOTOR VEHICLES AND EQUIPMENT--0.15%
     19,948      AUTOLIV, INC ......................... $      653
      3,100      COACHMEN INDUSTRIES, INC .............         67
     19,400      DANAHER CORP .........................      1,225
      3,200      ECHLIN, INC ..........................        116
     39,300      ILLINOIS TOOL WORKS, INC .............      2,363
     38,200     oLEAR CORP ............................      1,815
      4,200      MODINE MANUFACTURING CO ..............        143
      9,200      REGAL-BELOIT CORP ....................        272
      9,300      SUPERIOR INDUSTRIES
                  INTERNATIONAL, INC ..................        249
     12,100      WABASH NATIONAL CORP .................        344
                                                       -----------
                                                             7,247
                                                       -----------
                MOTORCYCLES, BICYCLES, AND
                 PARTS--0.46%
    779,800      HARLEY DAVIDSON, INC .................     21,347
                                                       -----------
                NATURAL GAS LIQUIDS--0.01%
      8,000     oTEJAS GAS CORP .......................        490
                                                       -----------
                NEW AND USED CAR DEALERS--0.09%
    140,000     oAUTOZONE, INC ........................      4,060
      1,000     oUGLY DUCKLING CORP ...................          9
                                                       -----------
                                                             4,069
                                                       -----------
                NEWSPAPERS--0.39%
      7,200      BELO (A.H.) CORP SERIES A ............        404
      1,100      CENTRAL NEWSPAPERS, INC (CLASS A) ....         81
    136,000      GANNETT CO, INC ......................      8,407
     16,200      HARTE-HANKS COMMUNICATIONS, INC ......        601
     33,100     oJOURNAL REGISTER CO ..................        695
     34,200      LEE ENTERPRISES, INC .................      1,011
      4,550      NEW YORK TIMES CO (CLASS A) ..........        301
     34,313      NEWS CORP LTD ADR (LTD-VOTE) .........        682
        800      PULITZER PUBLISHING CO ...............         50
      2,300      SCRIPPS (E.W.) CO (CLASS A) ..........        111
      6,400      TIMES MIRROR CO SERIES A .............        394
     88,800      TRIBUNE CO ...........................      5,528
        200      WASHINGTON POST CO (CLASS B) .........         97
                                                       -----------
                                                            18,362
                                                       -----------
                NONFERROUS FOUNDRIES
                 (CASTINGS)--0.01%
     11,600      STANDEX INTERNATIONAL CORP ...........        409
                                                       -----------
                NONFERROUS ROLLING AND
                 DRAWING--0.05%
      3,125     oAFC CABLE SYSTEMS, INC ...............         93
      6,400      BELDEN, INC ..........................        226
      5,050     oCABLE DESIGN TECHNOLOGIES CO .........        196
        700     oCHASE INDUSTRIES, INC ................         18
     29,633     oCOMMSCOPE, INC .......................        398
      4,800     oENCORE WIRE CORP .....................        147
      8,800     oESSEX INTERNATIONAL, INC .............        262
     14,000     oGENERAL CABLE CORP ...................        507
        200     oMUELLER INDUSTRIES, INC ..............         12
      1,000     oOREGON METALLURICAL CORP .............         33
     16,800     oRMI TITANIUM CO ......................        336
      1,900     oWOLVERINE TUBE, INC ..................         59
                                                       -----------
                                                             2,287
                                                       -----------
                NONSTORE RETAILERS--0.24%
      7,400     oBRYLANE, INC .........................        364
      8,230     oCDW COMPUTER CENTERS, INC ............        429
      6,000     oCHRONIMED, INC .......................         73
     16,300     oGLOBAL DIRECTMAIL CORP ...............        282
     13,400     oLANDS END, INC .......................        470
     10,300     oMICRO WAREHOUSE, INC .................        144

                                                           VALUE
     SHARES                                                (000)
     ------                                              ---------

     12,600     oNATIONAL MEDIA CORP .................. $       41
    199,100      SEARS ROEBUCK & CO ...................      9,009
     28,300     oVIKING OFFICE PRODUCTS, INC ..........        617
                                                       -----------
                                                            11,429
                                                       -----------
                NURSING AND PERSONAL CARE
                 FACILITIES--0.03%
     16,300     oBEVERLY ENTERPRISES, INC .............        212
      6,950     oGENESIS HEALTH VENTURES, INC .........        183
     13,600     oHEALTH CARE & RETIREMENT CORP ........        547
      3,828     oLCA-VISION, INC ......................          4
     15,200      MANOR CARE, INC ......................        532
        600     oMARINER HEALTH GROUP, INC ............         10
      4,584     oPARAGON HEALTH NETWORK, INC ..........         90
                                                       -----------
                                                             1,578
                                                       -----------
                OFFICE FURNITURE--0.04%
     15,400      HON INDUSTRIES, INC ..................        909
      7,800     oKNOLL, INC ...........................        251
     25,050      U.S. INDUSTRIES, INC .................        755
                                                       -----------
                                                             1,915
                                                       -----------
                OFFICES AND CLINICS OF MEDICAL
                 DOCTORS--0.04%
      4,300     oINTEGRATED SILICON SOLUTION, INC .....         33
      7,300     oMAGELLAN HEALTH SERVICES, INC ........        157
      7,200     oNATIONAL SURGERY CENTERS, INC ........        189
     23,450     oPHYCOR, INC ..........................        633
     35,450     oPHYSICIAN SALES & SERVICE, INC .......        762
      3,400     oPHYSICIANS RESOURCE GROUP, INC .......         15
      1,400     oSIERRA HEALTH SERVICES, INC ..........         47
                                                       -----------
                                                             1,836
                                                       -----------
                OFFICES AND CLINICS OF
                 DENTISTS--0.00%
     10,700     oORTHODONTIC CENTERS OF AMERICA, INC ..        178
                                                       -----------
                OFFICES OF OTHER HEALTH
                 PRACTITIONERS--0.00%
      7,700     oPHYSICIAN RELIANCE NETWORK, INC ......         80
                                                       -----------
                OIL AND GAS EXTRACTION--1.23%
      4,000      ANADARKO PETROLEUM CORP ..............        243
  1,249,000      APACHE CORP ..........................     43,793
      7,300     oBARNETT RESOURCES CORP ...............        221
        900      BERRY PETROLEUM CO (CLASS A) .........         16
     27,072      BURLINGTON RESOURCES, INC ............      1,213
     20,100      CHESAPEAKE ENERGY CORP ...............        152
      6,150      CROSS TIMBERS OIL CO .................        153
     16,300      DEVON ENERGY CORP ....................        628
        645     oEEX CORP .............................          6
     42,000      ENRON OIL & GAS CO ...................        890
      8,800      KCS ENERGY, INC ......................        183
     23,300     oNEWFIELD EXPLORATION CO ..............        543
      7,400      NOBLE AFFILIATES, INC ................        261
      8,900     oNUEVO ENERGY CO ......................        363
      1,400     oPIONEER NATURAL RESOURCES CO .........         41
      1,900      POGO PRODUCING CO ....................         56
      2,548     oSEAGULL ENERGY CORP ..................         53
     12,500      ST MARY LAND & EXPLORATION CO ........        438
      7,100     oSTONE ENERGY CORP ....................        238
      6,815     oSWIFT ENERGY CO ......................        144
    222,389      UNION PACIFIC RESOURCES GROUP, INC ...      5,393
     55,200      UNION TEXAS PETROLEUM HOLDINGS, INC ..      1,149
     22,800     oUNIT CORP ............................        219
     14,900      VASTAR RESOURCES, INC ................        533
     40,000      VINTAGE PETROLEUM, INC ...............        760
                                                       -----------
                                                            57,689
                                                       -----------


                       See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

                OIL AND GAS FIELD SERVICES--1.49%
      2,800     oBENTON OIL & GAS CO .................. $       36
     32,300     oBJ SERVICES CO .......................      2,324
    824,900      DIAMOND OFFSHORE DRILLING, INC .......     39,698
    163,900      ENSCO INTERNATIONAL, INC .............      5,491
     25,300     oFALCON DRILLING CO, INC ..............        887
     96,600     oGLOBAL MARINE, INC ...................      2,367
    104,802      HALLIBURTON CO .......................      5,443
      5,000     oKEY ENERGY GROUP, INC ................        108
      6,900      LOMAK PETROLEUM, INC .................        112
     50,040     oMARINE DRILLING CO, INC ..............      1,038
     36,500     oNABORS INDUSTRIES, INC ...............      1,147
      3,600     oNEWPARK RESOURCES, INC ...............         63
     22,100     oNOBLE DRILLING CORP ..................        677
      1,200     oOCEAN ENERGY, INC ....................         59
      7,600     oOCEANEERING INTERNATIONAL, INC .......        150
      7,400     oPATTERSON ENERGY, INC ................        286
     30,200     oPRIDE INTERNATIONAL, INC .............        763
      7,300     oREADING & BATES CORP .................        306
    112,100     oROWAN COS, INC .......................      3,419
     51,700      TRANSOCEAN OFFSHORE, INC .............      2,491
     21,700     oTUBOSCOPE, INC .......................        522
      2,700     oUNITED MERIDIAN CORP .................         76
     22,600     oVERITAS DGC, INC .....................        893
     33,500     oWEATHERFORD ENTERRA, INC .............      1,466
        700     oWESTERN ATLAS, INC ...................         52
                                                       -----------
                                                            69,874
                                                       -----------
                OPERATIVE BUILDERS--0.07%
     18,600     oFAIRFIELD COMMUNITIES, INC ...........        823
     48,200      HILLENBRAND INDUSTRIES, INC ..........      2,467
      2,200      LENNAR CORP ..........................         47
                                                       -----------
                                                             3,337
                                                       -----------
                OPHTHALMIC GOODS--0.03%
     21,000     oCOLE NATIONAL CORP (CLASS A) .........        629
     15,800     oCOOPER COS, INC ......................        646
                                                       -----------
                                                             1,275
                                                       -----------
                ORDNANCE AND
                 ACCESSORIES, NEC--0.02%
      4,000     oALLIANT TECHSYSTEMS, INC .............        223
      6,600     oCOLEMAN CO, INC ......................        106
     22,100      STRUM, RUGER & CO, INC ...............        407
                                                       -----------
                                                               736
                                                       -----------
                PAINT, GLASS, AND WALLPAPER
                 STORES--0.00%
     17,900      APOGEE ENTERPRISES, INC ..............        213
                                                       -----------
                PAINTS AND ALLIED PRODUCTS--0.02%
      1,600      FERRO CORP ...........................         39
      4,200      LILLY INDUSTRIES, INC (CLASS A) ......         87
     17,762      RPM, INC .............................        271
     14,000      VALSPAR CORP .........................        446
                                                       -----------
                                                               843
                                                       -----------
                PAPER AND PAPER PRODUCTS--0.19%
     11,000     oBOISE CASCADE OFFICE PRODUCTS CORP ...        164
     51,970     oCORPORATE EXPRESS, INC ...............        669
     93,600      IKON OFFICE SOLUTIONS, INC ...........      2,633
     89,140     oSTAPLES, INC .........................      2,474
    118,350     oU.S. OFFICE PRODUCTS CO ..............      2,323
     10,600     oUNITED STATIONERS, INC ...............        510
                                                       -----------
                                                             8,773
                                                       -----------

                                                           VALUE
     SHARES                                                (000)
     ------                                              ---------

                PAPER MILLS--0.02%
     16,760      SCHWEITZER-MAUDUIT
                   INTERNATIONAL, INC ................. $      624
      9,710      WAUSAU-MOSINEE PAPER CORP ............        195
                                                       -----------
                                                               819
                                                       -----------
                PAPERBOARD CONTAINERS AND
                 BOXES--0.00%
        100     oACX TECHNOLOGIES, INC ................          2
     27,900     oGAYLORD CONTAINER CO .................        160
                                                       -----------
                                                               162
                                                       -----------
                PAPERBOARD MILLS--0.02%
     17,600      CARAUSTAR INDUSTRIES, INC ............        603
      7,300     oJEFFERSON SMURFIT CORP ...............        103
                                                       -----------
                                                               706
                                                       -----------
                PASSENGER TRANSPORTATION
                 ARRANGEMENT--0.39%
    206,400      AMERICAN EXPRESS CO ..................     18,421
      8,850     oMESA AIR GROUP, INC ..................         44
                                                       -----------
                                                            18,465
                                                       -----------
                PERIODICALS--0.19%
     13,100    xoMARVEL ENTERTAINMENT GROUP, INC.......          7
     12,500      MEREDITH CORP ........................        446
     16,300     oPLAYBOY ENTERPRISES, INC (CLASS B) ...        256
     76,900     oPRIMEDIA, INC ........................        971
     32,500      READER'S DIGEST ASSOCIATION, INC
                   (CLASS A) (NON-VOTE) ...............        768
    106,604      TIME WARNER, INC .....................      6,609
      2,700     oWORLD COLOR PRESS, INC ...............         72
                                                       -----------
                                                             9,129
                                                       -----------
                PERSONAL CREDIT INSTITUTIONS--0.21%
     22,600      ADVANTA CORP (CLASS A) ...............        593
     43,300     oAMERICREDIT CORP .....................      1,199
     20,300     oCREDIT ACCEPTANCE CORP ...............        157
     30,000     oFIRSTPLUS FINANCIAL GROUP, INC .......      1,151
     45,845      HOUSEHOLD INTERNATIONAL, INC .........      5,848
     79,650     oMERCURY FINANCE CO ...................         50
     49,850      THE MONEY STORE, INC .................      1,047
                                                       -----------
                                                            10,045
                                                       -----------
                PERSONNEL SUPPLY SERVICES--0.35%
    128,099     oACCUSTAFF, INC .......................      2,946
     11,600     oALTERNATIVE RESOURCES CORP ...........        268
        900     oCDI CORP .............................         41
     13,500     oEMPLOYEE SOLUTIONS, INC ..............         58
     12,600     oINTERIM SERVICES, INC ................        326
      3,680      KELLY SERVICES, INC (CLASS A) ........        110
     42,600      MANPOWER, INC ........................      1,502
    160,500      NEWELL COS, INC ......................      6,821
     18,900      NORRELL CORP .........................        376
     15,498      OLSTEN CORP ..........................        232
      7,400     oREGISTRY, INC ........................        339
     75,150     oROBERT HALF INTERNATIONAL, INC .......      3,006
      5,000     oROMAC INTERNATIONAL,INC ..............        122
      3,600     oSOURCE SERVICES CORP .................         78
      7,500     oSTAFFMARK, INC .......................        237
                                                       -----------
                                                            16,462
                                                       -----------
                PETROLEUM AND PETROLEUM
                 PRODUCTS--0.05%
     52,500      ENRON CORP ...........................      2,182
      3,300      LYONDELL PETROCHEMICAL CO ............         87
      7,600     oNATIONAL-OILWELL, INC ................        260
                                                       -----------
                                                             2,529
                                                       -----------


                       See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                             ----------

                PETROLEUM REFINING--0.13%
     76,800      TOSCO CORP ........................... $    2,904
     78,311      UNOCAL CORP ..........................      3,039
      4,000      VALERO ENERGY CORP ...................        126
                                                       -----------
                                                             6,069
                                                       -----------
                PHOTOGRAPHIC EQUIPMENT AND
                 SUPPLIES--0.34%
     79,800      EASTMAN KODAK CO .....................      4,853
    150,650      XEROX CORP ...........................     11,120
                                                       -----------
                                                            15,973
                                                       -----------
                PLASTICS MATERIALS AND
                 SYNTHETICS--0.27%
      4,000     oCARBIDE/GRAPHITE GROUP, INC ..........        135
    106,200      DU PONT (E.I.) DE NEMOURS & CO .......      6,379
    116,900      HERCULES, INC ........................      5,852
      7,950     oMCWHORTER TECHNOLOGIES, INC ..........        205
                                                       -----------
                                                            12,571
                                                       -----------
                PLUMBING AND HEATING, EXCEPT
                 ELECTRIC--0.03%
     18,900      MASCO CORP ...........................        962
     31,800      ROHN INDUSTRIES, INC .................        164
                                                       -----------
                                                             1,126
                                                       -----------
                PLUMBING, HEATING,
                 AIR-CONDITIONING--0.00%
      8,100     oAMERICAN RESIDENTIAL SERVICES, INC ...        127
                                                       -----------
                POULTRY AND EGGS--0.01%
     28,350      TYSON FOODS, INC .....................        581
                                                       -----------
                PRESERVED FRUITS AND
                 VEGETABLES--0.49%
    107,400      CAMPBELL SOUP CO .....................      6,243
     30,100      DOLE FOOD, INC .......................      1,377
    126,100      HEINZ (H.J.) CO ......................      6,407
        150      RJR NABISCO HOLDINGS CORP ............          6
    136,200      SARA LEE CORP ........................      7,670
     49,000      WHITMAN CORP .........................      1,277
                                                       -----------
                                                            22,980
                                                       -----------
                PRIMARY NONFERROUS
                 METALS--0.05%
     29,000      PRECISION CAST PARTS CORP ............      1,749
     18,900     oTITANIUM METALS CORP .................        546
                                                       -----------
                                                             2,295
                                                       -----------
                PRODUCERS, ORCHESTRAS,
                 ENTERTAINERS--0.40%
    502,500     oWESTWOOD ONE, INC ....................     18,655
                                                       -----------
                PRODUCTS OF PURCHASED
                 GLASS--0.02%
     40,800     oGENTEX CORP ..........................      1,097
                                                       -----------
                PROFESSIONAL AND COMMERCIAL
                 EQUIPMENT--0.10%
     38,000     oCHS ELECTRONICS, INC .................        651
     25,100     oGRAHAM-FIELD HEALTH PRODUCTS, INC ....        419
     13,700     oGULF SOUTH MEDICAL SUPPLY, INC .......        510
     22,500     oINGRAM MICRO, INC (CLASS A) ..........        655
     29,550      OWENS & MINOR, INC ...................        428
     15,800     oPATTERSON DENTAL CO ..................        715
     36,900     oTECH DATA CORP .......................      1,434
      6,200     oWONDERWARE CORP ......................         88
                                                       -----------
                                                             4,900
                                                       -----------

                                                           VALUE
     SHARES                                                (000)
     ------                                              ---------

                RADIO AND TELEVISION
                 BROADCASTING--0.71%
     11,500     oCHANCELLOR MEDIA CORP (CLASS A) ...... $      858
     17,500     oCLEAR CHANNEL COMMUNICATIONS, INC ....      1,390
    631,900     oCOX RADIO, INC (CLASS A) .............     25,434
      1,800     oEMMIS BROADCASTING CORP (CLASS A) ....         82
     10,740      GAYLORD ENTERTAINMENT CO .............        343
      3,600     oJACOR COMMUNICATIONS, INC ............        191
      5,000     oJACOR COMMUNICATIONS, INC
                  WTS 09/18/01 ........................         31
     14,100     oLIN TELEVISION CORP ..................        768
      5,900      UNITED TELEVISION, INC ...............        613
     19,500     oVALUEVISION INTERNATIONAL, INC .......         74
     12,196     oVIACOM, INC (CLASS A) ................        499
     70,087     oVIACOM, INC (CLASS B) ................      2,904
                                                       -----------
                                                            33,187
                                                       -----------
                RADIO, TELEVISION, AND COMPUTER
                 STORES--0.10%
      3,000      CIRCUIT CITY STORES-CIRCUIT
                  CITY GROUP ..........................        107
     14,900     oCOMPUCOM SYSTEMS, INC ................        123
    129,800     oCOMPUSA, INC .........................      4,024
      2,500     oINACOM CORP ..........................         70
     28,000     oINFORMIX CORP ........................        133
      1,000     oMICROAGE, INC ........................         15
     11,200      TANDY CORP ...........................        432
                                                       -----------
                                                             4,904
                                                       -----------
                RAILROADS--0.04%
     24,550      ILLINOIS CENTRAL CORP SERIES A .......        836
      8,700      KANSAS CITY SOUTHERN
                  INDUSTRIES, INC .....................        276
          4      UNION PACIFIC CORP ...................          0
     26,150     oWISCONSIN CENTRAL TRANSIT CORP .......        611
                                                       -----------
                                                             1,723
                                                       -----------
                REAL ESTATE AGENTS AND
                 MANAGERS--0.00%
      2,200     oCB COMMERCIAL REAL ESTATE SERVICES ...         71
                                                       -----------
                REAL ESTATE OPERATORS AND
                 LESSORS--0.03%
     39,300      ROUSE CO .............................      1,287
                                                       -----------
                REFRIGERATION AND SERVICE
                 MACHINERY--0.12%
    100,600     oAMERICAN STANDARD COS, INC ...........      3,854
      3,400     oCHART INDUSTRIES, INC ................         78
      8,370     oCULLIGAN WATER TECHNOLOGIES, INC .....        421
      6,450     oU.S. FILTER CORP .....................        193
     16,100      WATSCO, INC ..........................        397
     17,400      YORK INTERNATIONAL CORP ..............        688
                                                       -----------
                                                             5,631
                                                       -----------
                RESEARCH AND TESTING
                 SERVICES--0.13%
     27,650     oADVANCED TISSUE SCIENCE CO ...........        342
     23,600     oAGOURON PHARMACEUTICALS, INC .........        693
     29,800     oAURA SYSTEMS, INC ....................         98
      4,500     oCEPHALON, INC ........................         51
      3,000     oCLINTRIALS, INC ......................         24
     12,100     oCOLUMBIA LABORATORIES, INC ...........        192
     14,900     oCURATIVE HEALTH SERVICES, INC ........        453
     38,700     oCYTOGEN CORP .........................         63
     15,960     oENZO BIOCHEMICAL, INC ................        233
     13,300     oHUMAN GENOME SCIENCES, INC ...........        529


                       See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                              ---------

                RESEARCH AND TESTING
                 SERVICES-(Continued)
     43,600     oICOS CORP ............................ $      798
     10,300     oIDEC PHARMACEUTICALS CORP ............        354
     29,620     oISIS PHARMACEUTICALS, INC ............        365
     19,804     oLABORATORY CORP OF AMERICA
                  HOLDINGS ............................         33
      2,560     oLABORATORY CORP OF AMERICA
                  HOLDINGS WTS 04/28/00................          0
     14,900     oLIPOSOME CO, INC .....................         69
      3,000     oMYRIAD GENETICS, INC .................         73
      1,400     oNEOPATH, INC .........................         18
     14,180     oNEUREX CORP ..........................        197
     15,900     oNEUROMEDICAL SYSTEMS, INC ............         45
     17,700     oNFO WORLDWIDE, INC ...................        371
     14,600     oREGENERON PHARMACEUTICALS, INC .......        125
      8,500     oTHERMO CARDIOSYSTEMS, INC ............        227
     10,100     oTHERMOTREX CORP ......................        223
     12,500     oTRANSKARYOTIC THERAPIES, INC .........        439
      4,300     oU.S. BIOSCIENCE, INC .................         39
                                                       -----------
                                                             6,054
                                                       -----------
                RESIDENTIAL BUILDING
                 CONSTRUCTION--0.00%
      7,500     oAMERICAN HOMESTAR CORP ...............        124
      6,120      CLAYTON HOMES, INC ...................        110
                                                       -----------
                                                               234
                                                       -----------
                RETAIL NURSERIES AND
                 GARDEN STORES--0.01%
     18,900     oCENTRAL GARDEN & PET CO ..............        496
                                                       -----------
                RETAIL STORES, NEC--0.01%
     14,100     oPETCO ANIMAL SUPPLIES, INC ...........        338
     13,240     oPETSMART, INC ........................         96
     22,750     oSUNGLASS HUT INTERNATIONAL, INC ......        144
                                                       -----------
                                                               578
                                                       -----------
                SANITARY SERVICES--1.61%
     52,400     oALLIED WASTE INDUSTRIES, INC .........      1,222
     17,200      BROWNING FERRIS INDUSTRIES, INC ......        636
        500     oCENTURY BUSINESS SERVICES, INC .......          9
    267,960     oREPUBLIC INDUSTRIES, INC .............      6,247
      4,600     oTETRA TECHNOLOGIES, INC ..............         97
  1,704,800     oU.S.A. WASTE SERVICES, INC ...........     66,913
      7,924      WASTE MANAGEMENT, INC ................        218
                                                       -----------
                                                            75,342
                                                       -----------
                SAVINGS INSTITUTIONS--0.10%
      4,500      CHEMFIRST, INC .......................        127
      1,900     oFIRSTFED FINANCIAL CORP ..............         74
      1,600      NEW YORK BANCORP, INC ................         64
     32,200     oOCWEN FINANCIAL CORP .................        819
      3,900      SOVEREIGN BANCORP, INC ...............         81
     23,200      TCF FINANCIAL CORP ...................        787
     41,800      WASHINGTON MUTUAL, INC ...............      2,667
                                                       -----------
                                                             4,619
                                                       -----------
                SCHOOLS AND EDUCATIONAL
                 SERVICES, NEC--0.03%
     32,300     oAPOLLO GROUP, INC (CLASS A) ..........      1,526
                                                       -----------
                SCREW MACHINE PRODUCTS,
                 BOLTS, ETC.--0.01%
      5,340      HUBBELL, INC (CLASS B) ...............        263
      7,200      TRIMAS CORP ..........................        248
                                                       -----------
                                                               511
                                                       -----------

                                                           VALUE
     SHARES                                                (000)
     ------                                              ---------

                SEARCH AND NAVIGATION
                 EQUIPMENT--0.01%
        100      SENSORMATIC ELECTRONICS CORP ......... $        2
     15,600     oTRIMBLE NAVIGATION LTD ...............        340
                                                       -----------
                                                               342
                                                       -----------
                SECURITY AND COMMODITY
                 SERVICES--0.19%
     25,000     oAMRESCO, INC .........................        756
     12,900     oDATA BROADCASTING CORP ...............         73
     35,750      FRANKLIN RESOURCES, INC ..............      3,108
      7,500      FULTON FINANCIAL CORP ................        244
      8,700     oINSIGNIA FINANCIAL GROUP, INC ........        200
      9,200      PIONEER GROUP, INC ...................        259
     60,100      PRICE (T. ROWE) ASSOCIATES, INC ......      3,779
     10,700      SEI INVESTMENT CO ....................        449
      4,100      UNITED ASSET MANAGEMENT CORP .........        100
                                                       -----------
                                                             8,968
                                                       -----------
                SECURITY BROKERS AND DEALERS--0.20%
      4,600     oJEFFERIES GROUP, INC .................        188
      3,000      JOHN NUVEEN CO (CLASS A) .............        105
        700     oLEGG MASON, INC ......................         39
      9,500      LEHMAN BROTHERS HOLDINGS, INC ........        485
        400      MORGAN KEEGAN, INC ...................         10
     36,000      MORGAN STANLEY, DEAN WITTER,
                  DISCOVER ............................      2,129
     17,200      QUICK & REILLY GROUP, INC ............        740
     15,500      RAYMOND JAMES FINANCIAL CORP .........        615
    118,400      SCHWAB (CHARLES) CORP ................      4,965
                                                       -----------
                                                             9,276
                                                       -----------
                SHIP AND BOAT BUILDING AND
                 REPAIRING--0.00%
      2,742     oHALTER MARINE GROUP, INC .............         79
                                                       -----------
                SHOE STORES--0.01%
     14,500     oFINISH LINE, INC (CLASS A) ...........        190
     11,450     oJUST FOR FEET, INC ...................        150
        980     oPAYLESS SHOESOURCE, INC ..............         66
                                                       -----------
                                                               406
                                                       -----------
                SOAP, CLEANERS, AND TOILET
                 GOODS--1.86%
    112,200      AVON PRODUCTS, INC ...................      6,886
        700      CHURCH & DWIGHT CO, INC ..............         20
     10,800      CLOROX CO ............................        854
    145,100      COLGATE PALMOLIVE CO .................     10,665
    123,900      DIAL CORP ............................      2,579
     17,200      ECOLAB, INC ..........................        954
     44,500      INTERNATIONAL FLAVORS &
                 FRAGRANCES, INC ......................      2,292
    790,100      PROCTER & GAMBLE CO ..................     63,060
      1,900     oREVLON, INC (CLASS A) ................         67
                                                       -----------
                                                            87,377
                                                       -----------
                SOCIAL SERVICES, NEC--0.01%
      9,777      INTEGRATED HEALTH SERVICES, INC ......        305
        100     oSUN HEALTHCARE GROUP, INC ............          2
                                                       -----------
                                                               307
                                                       -----------
                SPECIAL INDUSTRY MACHINERY--0.37%
    304,200     oAPPLIED MATERIALS, INC ...............      9,164
      6,500     oASYST TECHNOLOGIES, INC ..............        141
     48,100     oCOOPER CAMERON CORP ..................      2,934
     16,200     oETEC SYSTEMS, INC ....................        753
     16,200      FOSTER WHEELER CORP ..................        438
      4,300     oFSI INTERNATIONAL, INC ...............         51
      2,400     oGASONICS INTERNATIONAL CORP ..........         24


                       See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                              ---------
                SPECIAL INDUSTRY
                 MACHINERY-(Continued)
     12,400     oINTEGRATED PROCESS EQUIPMENT CORP .... $      195
      6,300     oIONICS, INC ..........................        246
     19,200     oKULICHE & SOFFA INDUSTRIES, INC ......        358
      5,800     oLAM RESEARCH CORP ....................        170
     43,500     oNOVELLUS SYSTEMS, INC ................      1,406
      2,300     oOAKLEY, INC ..........................         21
     15,000     oPHOTRONICS, INC ......................        364
     12,800     oPRESSTEK, INC ........................        330
      9,500     oPRI AUTOMATION, INC ..................        274
        700     oULTRATECH STEPPER, INC ...............         14
     19,800     oZEBRA TECHNOLOGY CORP ................        589
                                                       -----------
                                                            17,472
                                                       -----------
                SUBDIVIDERS AND DEVELOPERS--0.02%
     52,500     oCATELLUS DEVELOPMENT CORP ............      1,050
                                                       -----------
                SUGAR AND CONFECTIONERY
                 PRODUCTS--0.10%
     27,800      HERSHEY FOODS CORP ...................      1,722
     13,206      TOOTSIE ROLL INDUSTRIES, INC .........        825
     27,300      WRIGLEY (WM) JR CO ...................      2,172
                                                       -----------
                                                             4,719
                                                       -----------
                SURETY INSURANCE--0.82%
    337,200      ACE LTD ..............................     32,540
      2,000     oAMERIN CORP ..........................         56
      1,700      CAPMAC HOLDINGS, INC .................         59
     19,900      CMAC INVESTMENT CORP .................      1,201
     67,200      MGIC INVESTMENT CORP .................      4,469
        200     oTRIAD GUARANTY, INC ..................          6
                                                       -----------
                                                            38,331
                                                       -----------
                TELEPHONE COMMUNICATIONS--6.76%
      9,300     o360 COMMUNICATIONS CO ................        188
      2,010     oACC CORP .............................        102
    353,900     oAIRTOUCH COMMUNICATIONS, INC .........     14,709
        400      ALLTEL CORP ..........................         16
     32,600      AMERITECH CORP .......................      2,624
     10,400     oARCH COMMUNICATIONS GROUP, INC .......         53
  1,651,200      AT & T CORP ..........................    101,136
      1,000     oBRIGHTPOINT, INC .....................         14
     10,800     oBROOKS FIBER PROPERTIES, INC .........        594
      8,000     oCELLULAR COMMUNICATIONS
                  INTERNATIONAL, INC ..................        374
     13,100      CENTURY TELEPHONE ENTERPRISES, INC ...        653
    155,700      CINCINNATI BELL, INC .................      4,827
      2,533     oCOMMONWEALTH TELEPHONE
                  ENTERPRISES .........................         66
     12,400     oCORECOMM, INC ........................        126
      3,200      FRONTIER CORP ........................         77
    147,200      GTE CORP .............................      7,691
     12,300     oHIGHWAYMASTER COMMUNICATIONS, INC ....         70
     15,300     oLCI INTERNATIONAL, INC ...............        470
    354,823      LUCENT TECHNOLOGIES, INC .............     28,341
      1,400      MCI COMMUNICATIONS CORP ..............         60
     12,800     oMETROCALL, INC .......................         63
      6,400     oMOBILE TELECOMMUNICATIONS
                  TECHNOLOGIES CORP ...................        141
      1,200     oNTL, INC .............................         33
      5,300     oPAGEMART WIRELESS, INC (CLASS A) .....         42
      3,800     oRCN CORP .............................        130
    115,828      SBC COMMUNICATIONS, INC ..............      8,484
      1,397      TELEPHONE & DATA SYSTEMS, INC ........         65

                                                           VALUE
     SHARES                                                (000)
     ------                                              ---------

    535,500     oTELEPORT COMMUNICATIONS
                  GROUP, INC (CLASS A) ................ $   29,386
      8,100     oU.S. CELLULAR CORP ...................        251
      4,200     oVANGUARD CELLULAR SYSTEMS, INC .......         54
      6,000     oWEST TELESERVICES CORP ...............         72
      1,000     oWESTERN WIRELESS CORP (CLASS A) ......         17
     10,300     oWINSTAR COMMUNICATIONS, INC ..........        257
  3,826,640     oWORLDCOM, INC ........................    115,756
                                                       -----------
                                                           316,942
                                                       -----------
                TIRES AND INNER TUBES--0.01%
        200      COOPER TIRE & RUBBER CO ..............          5
     16,100      GOODRICH (B.F.) CO ...................        667
                                                       -----------
                                                               672
                                                       -----------
                TOYS AND SPORTING GOODS--1.07%
     60,700      CALLAWAY GOLF CO .....................      1,734
      1,600     oGALOOB TOYS, INC .....................         16
     10,500      HASBRO, INC ..........................        331
     12,900      K2, INC ..............................        293
  1,281,818      MATTEL, INC ..........................     47,748
                                                       -----------
                                                            50,122
                                                       -----------
                TRUCKING AND COURIER SERVICES,
                 EXCEPT AIR--0.01%
     10,100     oAMERICAN FREIGHTWAYS CORP ............        100
     11,400     oSWIFT TRANSPORTATION CO, INC .........        369
                                                       -----------
                                                               469
                                                       -----------
                VARIETY STORES--0.09%
     49,018     oCONSOLIDATED STORES CORP .............      2,154
     11,700     oDOLLAR TREE STORES, INC ..............        484
      2,700      FAMILY DOLLAR STORES, INC ............         79
     29,100     oMAC FRUGALS BARGAINS CLOSE-OUTS,INC ..      1,197
     21,600     oWOOLWORTH CORP .......................        440
                                                       -----------
                                                             4,354
                                                       -----------
                VETERINARY SERVICES--0.00%
      9,600     oVETERINARY CENTERS OF AMERICA, INC ...        129
                                                       -----------
                VIDEO TAPE RENTAL--0.00%
     10,300     oHOLLYWOOD ENTERTAINMENT CORP .........        109
                                                       -----------
                VOCATIONAL SCHOOLS--0.01%
      9,700     oDEVRY, INC ...........................        309
                                                       -----------
                WATER TRANSPORTATION OF FREIGHT,
                 NEC--0.00%
      2,700     oKIRBY CORP ...........................         52
                                                       -----------
                WATER TRANSPORTATION
                 SERVICES--0.07%
     59,300      TIDEWATER, INC .......................      3,269
                                                       -----------
                WATER WELL DRILLING--0.00%
      4,500     oLAYNE CHRISTENSEN CO .................         59
                                                       -----------
                WOMEN'S ACCESSORY AND SPECIALTY
                 STORES--0.03%
     52,300      CLAIRES STORES, INC ..................      1,017
      5,000     oGOODYS FAMILY CLOTHING, INC ..........        136
     10,890      LIMITED, INC .........................        278
                                                       -----------
                                                             1,431
                                                       -----------
                WOMEN'S AND MISSES'
                 OUTERWEAR--0.05%
     45,800     oJONES APPAREL GROUP, INC .............      1,969
      3,800      LIZ CLAIBORNE, INC ...................        159
                                                       -----------
                                                             2,128
                                                       -----------

                       See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                              ---------
                WOMEN'S CLOTHING STORES--0.01%
      2,800     oANN TAYLOR STORES CORP ............... $       37
     12,500     oPAUL HARRIS STORES, INC ..............        126
      1,200      TALBOTS, INC .........................         22
      8,900     oURBAN OUTFITTERS, INC ................        162
        500     oWET SEAL, INC (CLASS A) ..............         15
                                                       -----------
                                                               362
                                                       -----------
                WOOD BUILDINGS AND MOBILE
                 HOMES--0.03%
     57,920     oCHAMPION ENTERPRISES, INC ............      1,191
                                                       -----------
                YARN AND THREAD MILLS--0.01%
      8,100      UNIFI, INC ...........................        304
                                                       -----------
                TOTAL COMMON STOCK
                   (Cost $3,656,645)...........          4,511,118
                                                       -----------

   PRINCIPAL
   ---------

                  SHORT TERM INVESTMENTS--3.58%
                   U.S. GOVERNMENT & AGENCIES--3.58%
                    FEDERAL HOME LOAN BANK (FHLB)
 $10,000,000          4.750%, 01/02/98                       9,997
  33,000,000        * 5.680%, 01/05/98                      32,974
   2,010,000          5.660%, 01/07/98                       2,008
  20,000,000          5.610%, 02/03/98                      19,896
  10,000,000        * 5.610%, 02/03/98                       9,948
                    FEDERAL HOME LOAN MORTGAGE CORP
                     (FHLMC)
  37,160,000          5.400%, 01/06/98                      37,125
                    FEDERAL NATIONAL MORTGAGE
                     ASSOCIATION (FNMA)
  56,240,000        * 5.670%, 01/05/98                      56,196
                                                       -----------
                                                           168,144
                                                       -----------
                  TOTAL SHORT TERM INVESTMENTS
                   (Cost $168,166).............            168,144
                                                       -----------
                TOTAL PORTFOLIO
                  (Cost $3,825,057)............         $4,679,529
                                                       ===========


----------
o  Non-income producing
x  In bankruptcy
* All or a portion of this secuirity has been segregated by the Custodian to cover margin or other requirements on open futures contracts, covered call options written and securities purchased on a delayed delivery basis.
#  Restricted  Securities-Investment  in  securities  not  registered  under the
   Securities Act of 1933 or not publicly traded in foreign markets. At 12/31/97, the value of these securities amounted to $91,930 or 1.96% of net assets. Additional information on each holdings is as follows:
                                        ACQUISITION          ACQUISITION
  SECURITY                                 DATE                 COST
  --------                              -----------          -----------
  MARTEK BIOSCIENCES CORP
    WTS 05/18/98                         05/22/95               91,930

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
                 STATEMENT OF INVESTMENTS--EQUITY INDEX ACCOUNT
                                DECEMBER 31, 1997

                               SUMMARY BY INDUSTRY
                                      (000)


                                                         VALUE           %
                                                        --------       -----
BONDS
  CORPORATE BONDS
    RADIO AND TELEVISION BROADCASTING .........         $      8        0.00%
    SANITARY SERVICES .........................               12        0.00
                                                        --------       -----
TOTAL CORPORATE BONDS
   (Cost $15) .................................               20        0.00
                                                        --------       -----
TOTAL BONDS
   (Cost $15) .................................               20        0.00
                                                        --------       -----
  PREFERRED STOCK
   LIFE INSURANCE .............................               91        0.00
   MEDICAL INSTRUMENTS AND SUPPLIES ...........                1        0.00
   MEDICAL SERVICE AND HEALTH INSURANCE .......                4        0.00
   MISCELLANEOUS ELECTRICAL
     EQUIPMENT AND SUPPLIES ...................               22        0.00
                                                        --------       -----
TOTAL PREFERRED STOCK
   (Cost $117) ................................              118        0.00
                                                        --------       -----
  COMMON STOCK
   ADVERTISING ................................            3,860        0.19
   AGRICULTURAL CHEMICALS .....................            1,648        0.08
   AIR TRANSPORTATION, SCHEDULED ..............           11,564        0.57
   AIRCRAFT AND PARTS .........................           23,184        1.13
   APPAREL, PIECE GOODS, AND NOTIONS ..........            1,556        0.08
   AUTO AND HOME SUPPLY STORES ................              287        0.01
   AUTOMOBILE PARKING .........................              143        0.01
   AUTOMOTIVE RENTALS, NO DRIVERS .............            1,791        0.09
   AUTOMOTIVE SERVICES, EXCEPT REPAIR .........              328        0.02
   BAKERY PRODUCTS ............................            1,550        0.08
   BEAUTY SHOPS ...............................               88        0.00
   BEVERAGES ..................................           55,343        2.71
   BITUMINOUS COAL AND LIGNITE MINING .........               75        0.00
   BLANKBOOKS AND BOOKBINDING .................              767        0.04
   BLAST FURNACE AND
     BASIC STEEL PRODUCTS .....................            7,389        0.36
   BOAT DEALERS ...............................               56        0.00
   BOOKS ......................................            2,244        0.11
   BROADWOVEN FABRIC MILLS, COTTON ............              814        0.04
   BROADWOVEN FABRIC MILLS, MANMADE ...........              539        0.03
   BUSINESS CREDIT INSTITUTIONS ...............            1,981        0.10
   CABLE AND OTHER PAY TV SERVICES ............            8,326        0.41
   CARPENTRY AND FLOOR WORK ...................              175        0.01
   CARPETS AND RUGS ...........................              298        0.01
   CASH GRAINS ................................              625        0.03
   CEMENT, HYDRAULIC ..........................              632        0.03
   CHEMICAL AND FERTILIZER MINERALS ...........              159        0.01
   CHEMICALS AND ALLIED PRODUCTS ..............               43        0.00
   CHEWING AND SMOKING TOBACCO ................            1,396        0.07
   CHILDREN'S AND INFANTS'
     WEAR STORES ..............................              189        0.01
   CIGARETTES .................................           24,306        1.19
   CIGARS .....................................              190        0.01
   COMBINATION UTILITY SERVICES ...............           25,182        1.23
   COMMERCIAL BANKS ...........................          181,891        8.90
   COMMERCIAL PRINTING ........................            1,743        0.09
   COMMERCIAL SPORTS ..........................               88        0.00
   COMMUNICATIONS EQUIPMENT ...................           22,890        1.12
   COMMUNICATIONS SERVICES, NEC ...............            1,142        0.06

                                                         VALUE           %
                                                        --------       -----

COMPUTER AND DATA
  PROCESSING SERVICES .........................         $ 74,494        3.65%
COMPUTER AND OFFICE EQUIPMENT .................           89,076        4.36
CONCRETE, GYPSUM, AND
  PLASTER PRODUCTS ............................              973        0.05
CONSTRUCTION AND RELATED MACHINERY ............            9,325        0.46
COPPER ORES ...................................              613        0.03
CREDIT REPORTING AND COLLECTION ...............            3,107        0.15
CRUSHED AND BROKEN STONE ......................            1,110        0.05
CUTLERY, HANDTOOLS, AND HARDWARE ..............           14,278        0.70
DAIRY PRODUCTS ................................              665        0.03
DEEP SEA FOREIGN TRANSPORTATION
  OF FREIGHT ..................................              542        0.03
DEPARTMENT STORES .............................           28,832        1.41
DRUG STORES AND PROPRIETARY STORES ............            7,956        0.39
DRUGS .........................................          148,749        7.28
DRUGS, PROPRIETARIES, AND SUNDRIES ............            7,959        0.39
EATING AND DRINKING PLACES ....................           13,038        0.64
ELECTRIC DISTRIBUTION EQUIPMENT ...............            5,749        0.28
ELECTRIC LIGHTING AND
  WIRING EQUIPMENT ............................              822        0.04
ELECTRIC SERVICES .............................           49,493        2.42
ELECTRICAL GOODS ..............................            4,167        0.20
ELECTRICAL INDUSTRIAL APPARATUS ...............            8,474        0.41
ELECTRICAL WORK ...............................              120        0.01
ELECTRONIC COMPONENTS
  AND ACCESSORIES .............................           49,445        2.42
ENGINEERING AND ARCHITECTURAL
  SERVICES ....................................              155        0.01
ENGINES AND TURBINES ..........................            2,869        0.14
FABRICATED RUBBER PRODUCTS, NEC ...............              653        0.03
FABRICATED STRUCTURAL
  METAL PRODUCTS ..............................              523        0.03
FAMILY CLOTHING STORES ........................            3,636        0.18
FARM AND GARDEN MACHINERY .....................            4,838        0.24
FARM-PRODUCT RAW MATERIALS ....................              721        0.04
FEDERAL AND FEDERALLY-SPONSORED
  CREDIT AGENCIES .............................           21,427        1.05
FIRE, MARINE, AND CASUALTY
  INSURANCE ...................................           18,666        0.91
FLAT GLASS ....................................            2,125        0.10
FOOTWEAR EXCEPT, RUBBER .......................              620        0.03
FREIGHT TRANSPORTATION ARRANGEMENT ............              673        0.03
FUNERAL SERVICE AND CREMATORIES ...............            2,564        0.13
FURNITURE AND HOME FURNISHINGS
  STORES ......................................            1,780        0.09
GAS PRODUCTION AND DISTRIBUTION ...............           11,815        0.58
GENERAL INDUSTRIAL MACHINERY ..................            8,711        0.43
GLASS AND GLASSWARE,
  PRESSED OR BLOWN ............................            3,985        0.20
GOLD AND SILVER ORES ..........................            2,601        0.13
GRAIN MILL PRODUCTS ...........................           15,137        0.74
GREETING CARDS ................................              563        0.03
GROCERIES AND RELATED PRODUCTS ................            4,974        0.24
GROCERY STORES ................................           12,399        0.61
GUIDED MISSILES, SPACE VEHICLES
  AND PARTS ...................................            5,490        0.27

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
                 STATEMENT OF INVESTMENTS--EQUITY INDEX ACCOUNT
                                DECEMBER 31, 1997

                         SUMMARY BY INDUSTRY (CONTINUED)
                                      (000)

                                                         VALUE           %
                                                        --------       -----
HARDWARE, PLUMBING AND
  HEATING EQUIPMENT ..................................   $   226         0.01%
HEALTH AND ALLIED SERVICES, NEC ......................     6,173         0.30
HEAVY CONSTRUCTION, EXCEPT HIGHWAY ...................       853         0.04
HOLDING OFFICES ......................................     4,557         0.22
HOME HEALTH CARE SERVICES ............................       242         0.01
HORTICULTURAL SPECIALTIES ............................     1,759         0.09
HOSPITALS ............................................     8,673         0.42
HOTELS AND MOTELS ....................................    14,144         0.69
HOUSEHOLD APPLIANCE STORES ...........................       628         0.03
HOUSEHOLD APPLIANCES .................................    55,836         2.73
HOUSEHOLD AUDIO AND VIDEO EQUIPMENT ..................        24         0.00
HOUSEHOLD FURNITURE ..................................     1,267         0.06
INDUSTRIAL INORGANIC CHEMICALS .......................     8,698         0.43
INDUSTRIAL MACHINERY, NEC ............................       574         0.03
INDUSTRIAL ORGANIC CHEMICALS .........................     2,413         0.12
INSURANCE AGENTS, BROKERS,
   AND SERVICE .......................................     5,449         0.27
INSURANCE CARRIERS, NEC ..............................     1,620         0.08
IRON ORES ............................................        96         0.00
JEWELRY, SILVERWARE, AND PLATED WARE .................       432         0.02
KNITTING MILLS .......................................       276         0.01
LANDSCAPE AND HORTICULTURAL
  SERVICES ...........................................       160         0.01
LAUNDRY, CLEANING, AND
  GARMENT SERVICES ...................................     1,463         0.07
LEAD AND ZINC ORES ...................................        33         0.00
LEATHER TANNING AND FINISHING ........................       348         0.02
LEGAL SERVICES .......................................       246         0.01
LIFE INSURANCE .......................................    65,473         3.21
LOGGING ..............................................        51         0.00
LUGGAGE ..............................................       139         0.01
LUMBER AND CONSTRUCTION MATERIALS ....................     1,468         0.07
LUMBER AND OTHER BUILDING MATERIALS ..................    11,398         0.56
MACHINERY, EQUIPMENT, AND SUPPLIES ...................       198         0.01
MAILING, REPRODUCTION, AND
  STENOGRAPHIC SERVICES ..............................       241         0.01
MANAGEMENT AND PUBLIC RELATIONS ......................     1,678         0.08
MANIFOLD BUSINESS FORMS ..............................       509         0.02
MEASURING AND CONTROLLING DEVICES ....................    10,682         0.52
MEAT PRODUCTS ........................................     4,741         0.23
MEDICAL AND DENTAL LABORATORIES ......................        64         0.00
MEDICAL INSTRUMENTS AND SUPPLIES .....................    37,465         1.83
MEDICAL SERVICE AND HEALTH INSURANCE .................     5,670         0.28
MEN'S AND BOYS' CLOTHING STORES ......................       205         0.01
MEN'S AND BOYS' FURNISHINGS ..........................     2,692         0.13
MEN'S AND BOYS' SUITS AND COATS ......................       234         0.01
METAL CANS AND SHIPPING CONTAINERS ...................     1,867         0.09
METAL FORGINGS AND STAMPINGS .........................     2,612         0.13
METALS AND MINERALS,
  EXCEPT PETROLEUM ...................................       166         0.01
METALWORKING MACHINERY ...............................     1,431         0.07
MILLWORK, PLYWOOD AND
  STRUCTURAL MEMBERS .................................        27         0.00
MISCELLANEOUS AMUSEMENT,
  RECREATION SERVICES ................................     1,802         0.09
MISCELLANEOUS APPAREL AND
  ACCESSORY STORES ...................................     1,305         0.06

                                                         VALUE            %
                                                        --------        -----
MISCELLANEOUS APPAREL AND
  ACCESSORIES ........................................   $   314         0.02%
MISCELLANEOUS BUSINESS SERVICES ......................     4,388         0.21
MISCELLANEOUS CHEMICAL PRODUCTS ......................     4,597         0.23
MISCELLANEOUS CONVERTED
  PAPER PRODUCTS .....................................     9,760         0.48
MISCELLANEOUS DURABLE GOODS ..........................     1,971         0.10
MISCELLANEOUS ELECTRICAL EQUIPMENT
  AND SUPPLIES .......................................       573         0.03
MISCELLANEOUS EQUIPMENT
  RENTAL AND LEASING .................................       247         0.01
MISCELLANEOUS FABRICATED
  METAL PRODUCTS .....................................     2,683         0.13
MISCELLANEOUS FOOD AND
  KINDRED PRODUCTS ...................................       758         0.04
MISCELLANEOUS FOOD STORES ............................       709         0.03
MISCELLANEOUS GENERAL MERCHANDISE
  STORES .............................................     1,067         0.05
MISCELLANEOUS INVESTING ..............................    28,428         1.39
MISCELLANEOUS MANUFACTURES ...........................     2,104         0.10
MISCELLANEOUS METAL ORES .............................        75         0.00
MISCELLANEOUS NONDURABLE GOODS .......................       462         0.02
MISCELLANEOUS NONMETALLIC
  MINERAL PRODUCTS ...................................     7,640         0.37
MISCELLANEOUS NONMETALLIC MINERALS ...................        79         0.00
MISCELLANEOUS PERSONAL SERVICES ......................     1,051         0.05
MISCELLANEOUS PETROLEUM AND
  COAL PRODUCTS ......................................     8,374         0.41
MISCELLANEOUS PLASTICS PRODUCTS, NEC .................    15,355         0.75
MISCELLANEOUS SHOPPING GOOD STORES ...................     4,687         0.23
MISCELLANEOUS TRANSPORTATION
  EQUIPMENT ..........................................       377         0.02
MOBILE HOME DEALERS ..................................       358         0.02
MORTGAGE BANKERS AND BROKERS .........................    10,007         0.49
MOTION PICTURE PRODUCTION
  AND SERVICES .......................................    17,779         0.87
MOTION PICTURE THEATERS ..............................       864         0.04
MOTOR VEHICLES AND EQUIPMENT .........................    40,287         1.97
MOTOR VEHICLES, PARTS, AND SUPPLIES ..................     1,268         0.06
MOTORCYCLES, BICYCLES, AND PARTS .....................       846         0.04
NATURAL GAS LIQUIDS ..................................     1,369         0.07
NEW AND USED CAR DEALERS .............................       893         0.04
NEWSPAPERS ...........................................    12,158         0.60
NONFERROUS FOUNDRIES (CASTINGS) ......................        39         0.00
NONFERROUS ROLLING AND DRAWING .......................     1,660         0.08
NONSTORE RETAILERS ...................................     5,177         0.25
NURSING AND PERSONAL CARE FACILITIES .................     1,545         0.08
OFFICE FURNITURE .....................................     1,699         0.08
OFFICES AND CLINICS OF
  MEDICAL DOCTORS ....................................     1,246         0.06
OFFICES AND CLINICS OF DENTISTS ......................       150         0.01
OFFICES OF OTHER HEALTH PRACTITIONERS ................        51         0.00
OIL AND GAS EXTRACTION ...............................    76,277         3.73
OIL AND GAS FIELD SERVICES ...........................    14,863         0.73
OPERATIVE BUILDERS ...................................     1,411         0.07
OPHTHALMIC GOODS .....................................       587         0.03
ORDNANCE AND ACCESSORIES, NEC ........................       458         0.02
PAINT, GLASS, AND WALLPAPER STORES ...................       116         0.01

                    See notes to financial statements

                        COLLEGE RETIREMENT EQUITIES FUND
                 STATEMENT OF INVESTMENTS--EQUITY INDEX ACCOUNT
                                DECEMBER 31, 1997

                         SUMMARY BY INDUSTRY (CONTINUED)
                                      (000)

                                                         VALUE        %
                                                         -----      -----

   PAINTS AND ALLIED PRODUCTS .......................   $ 2,238    0.11%
   PAPER AND PAPER PRODUCTS .........................     2,946    0.14
   PAPER MILLS ......................................     5,010    0.25
   PAPERBOARD CONTAINERS AND BOXES ..................       401    0.02
   PAPERBOARD MILLS .................................     3,405    0.17
   PASSENGER TRANSPORTATION
     ARRANGEMENT ....................................     9,350    0.46
   PENS, PENCILS, OFFICE, AND
     ART SUPPLIES ...................................         2    0.00
   PENSION, HEALTH, AND WELFARE FUNDS ...............        90    0.00
   PERIODICALS ......................................     7,852    0.38
   PERSONAL CREDIT INSTITUTIONS .....................     4,815    0.24
   PERSONNEL SUPPLY SERVICES ........................     4,853    0.24
   PETROLEUM AND PETROLEUM PRODUCTS .................     3,884    0.19
   PETROLEUM REFINING ...............................    24,091    1.18
   PHOTOGRAPHIC EQUIPMENT AND SUPPLIES ..............    10,515    0.52
   PIPELINES, EXCEPT NATURAL GAS ....................       685    0.03
   PLASTICS MATERIALS AND SYNTHETICS ................    18,078    0.89
   PLUMBING AND HEATING, EXCEPT ELECTRIC ............     1,703    0.08
   POULTRY AND EGGS .................................       670    0.03
   PRESERVED FRUITS AND VEGETABLES ..................    17,845    0.87
   PRIMARY NONFERROUS METALS ........................     5,805    0.29
   PRODUCERS, ORCHESTRAS, ENTERTAINERS ..............       319    0.02
   PRODUCTS OF PURCHASED GLASS ......................       575    0.03
   PROFESSIONAL AND COMMERCIAL
     EQUIPMENT ......................................     1,713    0.08
   RADIO AND TELEVISION BROADCASTING ................     7,886    0.39
   RADIO, TELEVISION, AND
     COMPUTER STORES ................................     2,681    0.13
   RAILROADS ........................................    12,861    0.63
   REAL ESTATE OPERATORS AND LESSORS ................       735    0.04
   REFRIGERATION AND SERVICE MACHINERY ..............     2,880    0.14
   RENTAL OF RAILROAD CARS ..........................       508    0.03
   RESEARCH AND TESTING SERVICES ....................     1,902    0.09
   RESIDENTIAL BUILDING CONSTRUCTION ................     1,520    0.07
   RETAIL STORES, NEC ...............................       326    0.02
   ROOMING AND BOARDING HOUSES ......................         2    0.00
   SANITARY SERVICES ................................     9,286    0.46
   SAVINGS INSTITUTIONS .............................    14,759    0.72
   SAWMILLS AND PLANING MILLS .......................     4,397    0.22
   SCHOOLS AND EDUCATIONAL
     SERVICES, NEC ..................................       393    0.02

                                                   VALUE           %
                                                 --------        -----

   SCREW MACHINE PRODUCTS, BOLTS, ETC .....     $     961         0.05%
   SEARCH AND NAVIGATION EQUIPMENT ........         4,637         0.23
   SECURITY AND COMMODITY SERVICES ........         5,986         0.29
   SECURITY BROKERS AND DEALERS ...........        19,925         0.98
   SHIP AND BOAT BUILDING AND REPAIRING ...         1,518         0.08
   SHOE STORES ............................           653         0.03
   SOAP, CLEANERS, AND TOILET GOODS .......        36,447         1.78
   SOCIAL SERVICES, NEC ...................           585         0.03
   SPECIAL INDUSTRY MACHINERY .............         4,822         0.23
   STRUCTURAL CLAY PRODUCTS ...............           124         0.01
   SUBDIVIDERS AND DEVELOPERS .............           278         0.01
   SUGAR AND CONFECTIONERY PRODUCTS .......         3,419         0.17
   SURETY INSURANCE .......................         2,825         0.14
   TELEPHONE COMMUNICATIONS ...............       141,362         6.92
   TIRES AND INNER TUBES ..................         3,726         0.18
   TITLE INSURANCE ........................           416         0.02
   TOYS AND SPORTING GOODS ................         3,749         0.19
   TRUCKING AND COURIER SERVICES,
     EXCEPT AIR ...........................         1,865         0.09
   VARIETY STORES .........................         4,193         0.21
   VIDEO TAPE RENTAL ......................            55         0.00
   VOCATIONAL SCHOOLS .....................           374         0.02
   WATER SUPPLY ...........................           605         0.03
   WATER TRANSPORTATION OF FREIGHT, NEC ...           100         0.00
   WATER TRANSPORTATION SERVICES ..........           634         0.03
   WOMEN'S ACCESSORY AND
     SPECIALTY STORES .....................         1,452         0.07
   WOMEN'S AND MISSES' OUTERWEAR ..........         1,089         0.05
   WOMEN'S CLOTHING STORES ................           719         0.04
   WOOD BUILDINGS AND MOBILE HOMES ........           249         0.01
   YARN AND THREAD MILLS ..................           904         0.04
                                              -----------       ------
TOTAL COMMON STOCK
   (Cost $1,546,437) ......................     2,016,162        98.70
                                              -----------       ------

SHORT TERM INVESTMENTS
   U.S. GOVERNMENT AND AGENCIES ...........        37,085         1.82
                                              -----------       ------
TOTAL SHORT TERM INVESTMENTS
   (Cost $37,090) .........................        37,085         1.82
                                              -----------       ------
TOTAL PORTFOLIO
   (Cost $1,583,659) ......................     2,053,385       100.52
                                              -----------       ------

     OTHER ASSETS AND LIABILITIES, NET ....       (10,679)       (0.52)
                                              -----------       ------
NET ASSETS ................................   $ 2,042,706       100.00%
                                              ===========       ======

                       See notes to financial statements

                        COLLEGE RETIREMENT EQUITIES FUND
                 STATEMENT OF INVESTMENTS--EQUITY INDEX ACCOUNT
                                DECEMBER 31, 1997

                                                            VALUE
   PRINCIPAL                                                (000)
   ---------                                                -----

                BONDS--0.00%
                  CORPORATE BONDS--0.00%
                   RADIO AND TELEVISION
                    BROADCASTING--0.00%
                    VIACOM INTERNATIONAL, INC
                     (SUBORDINATED DEB)
     $ 8,000          8.000%, 07/07/06 ................$         8
                                                       -----------
                   SANITARY SERVICES--0.00%
                    WMX TECHNOLOGIES CV, INC
                     (SUBORDINATED NOTE)
      14,000          2.000%, 01/24/05 ................         12
                                                       -----------
                   TOTAL CORPORATE BONDS
                    (Cost $15) ........................         20
                                                       -----------
                  TOTAL BONDS
                   (Cost $15) .........................         20
                                                       -----------

    SHARES
    ------

                PREFERRED STOCK--0.00%
                   LIFE INSURANCE--0.00%
       1,273        AETNA, INC 6.25% (CLASS C) ........         91
                                                       -----------
                MEDICAL INSTRUMENTS
                 AND SUPPLIES--0.00%
      11,200    oFRESENIUS MEDICAL CARE (CLASS D) .....          1
                                                       -----------
                MEDICAL SERVICE AND
                 HEALTH INSURANCE--0.00%
         160     PACIFICARE HEALTH SYSTEMS CV
                  SERIES A ............................          4
                                                       -----------
                MISCELLANEOUS ELECTRICAL EQUIPMENT
                 AND SUPPLIES--0.00%
       1,122     PREMIER FARNELL PLC CV ADR ...........         22
                                                       -----------
                TOTAL PREFERRED STOCK
                 (Cost $117) ..........................        118
                                                       -----------
                COMMON STOCK--98.70%
                 ADVERTISING--0.19%
      5,500     oCATALINA MARKETING CORP ..............        254
     25,950      INTERPUBLIC GROUP OF COS, INC ........      1,293
     32,200      OMNICOM GROUP, INC ...................      1,364
      3,600     oOUTDOOR SYSTEMS, INC .................        138
      6,200     oSNYDER COMMUNICATIONS, INC ...........        226
      7,700      TRUE NORTH COMMUNICATIONS, INC .......        191
      3,800     oUNIVERSAL OUTDOOR HOLDINGS, INC ......        198
      5,300     oVALASSIS COMMUNICATIONS, INC .........        196
                                                       -----------
                                                             3,860
                                                       -----------
                AGRICULTURAL CHEMICALS--0.08%
      6,700     oFMC CORP .............................        451
      1,250     oFREEPORT-MCMORAN SULPHUR, INC ........         15
     24,624      IMC GLOBAL, INC ......................        806
      1,971     oIMC GLOBAL, INC WTS 12/22/00 .........          8
      7,168      MISSISSIPPI CHEMICAL CORP ............        131
      5,200     oMYCOGEN CORP .........................         98
      4,600     oSCOTTS CO (CLASS A) ..................        139
                                                       -----------
                                                             1,648
                                                       -----------


                                                           VALUE
     SHARES                                                (000)
     ------                                              ---------
                AIR TRANSPORTATION,
                 SCHEDULED--0.57%
     12,950      AIR EXPRESS INTERNATIONAL CORP ....... $      395
     15,600     oAMERICA WEST HOLDINGS CORP
                  (CLASS B) ...........................        291
     18,200     oAMR CORP .............................      2,339
      7,300      ASA HOLDINGS, INC ....................        208
      2,500     oATLAS AIR, INC .......................         60
     14,737      COMAIR HOLDINGS, INC .................        356
     10,400     oCONTINENTAL AIRLINES, INC (CLASS B) ..        501
     15,000      DELTA AIRLINES, INC ..................      1,785
     25,200     oFEDERAL EXPRESS CORP .................      1,539
     16,100     oNORTHWEST AIRLINES CORP (CLASS A) ....        771
      6,800      PITTSTON BURLINGTON GROUP CO .........        179
        400      SKYWEST, INC .........................         12
     45,750      SOUTHWEST AIRLINES CO ................      1,127
      1,500     oTRANS WORLD AIRLINES, INC ............         15
     11,800     oUAL CORP .............................      1,092
     14,300     oUS AIRWAYS GROUP, INC ................        894
                                                       -----------
                                                            11,564
                                                       -----------
                AIRCRAFT AND PARTS--1.13%
      4,600     oAIRTRAN HOLDINGS, INC ................         18
    112,800      ALLIED SIGNAL, INC ...................      4,392
      6,300     oBE AEROSPACE, INC ....................        169
    227,936      BOEING CO ............................     11,155
      2,600      BREED TECHNOLOGIES, INC ..............         47
     16,500     oGULFSTREAM AEROSPACE CORP ............        483
     11,048      NORTHROP GRUMMAN CORP ................      1,271
      6,300      OEA, INC .............................        182
     28,400      TEXTRON, INC .........................      1,775
     50,700      UNITED TECHNOLOGIES CORP .............      3,692
                                                       -----------
                                                            23,184
                                                       -----------
                APPAREL, PIECE GOODS,
                 AND NOTIONS--0.08%
       6,120     BURLINGTON COAT FACTORY
                  WAREHOUSE CORP ......................        101
     29,000      NIKE, INC (CLASS B) ..................      1,138
     10,990     oREEBOK INTERNATIONAL LTD .............        317
                                                       -----------
                                                             1,556
                                                       -----------
                AUTO AND HOME SUPPLY STORES--0.01%
     12,000      PEP BOYS MANNY, MOE, & JACK CO .......        287
                                                       -----------
                AUTOMOBILE PARKING--0.01%
      3,150      CENTRAL PARKING CORP .................        143
                                                       -----------
                AUTOMOTIVE RENTALS,
                 NO DRIVERS--0.09%
      7,200     oBUDGET GROUP, INC ....................        249
      6,800      HERTZ CORP (CLASS A) .................        274
      2,860     oNATIONAL AUTO CREDIT, INC ............         15
      4,000     oRENTERS CHOICE, INC ..................         82
     17,000      ROLLINS TRUCK LEASING CORP ...........        304
     20,400      RYDER SYSTEM, INC ....................        668
      3,400      XTRA CORP ............................        199
                                                       -----------
                                                             1,791
                                                       -----------
                AUTOMOTIVE SERVICES,
                 EXCEPT REPAIR--0.02%
      6,300      BORG-WARNER AUTOMOTIVE, INC ..........        328
                                                       -----------

                       See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                              ---------

                BAKERY PRODUCTS--0.08%
     10,200      INTERSTATE BAKERIES CORP ............. $      381
      6,300      LANCE, INC ...........................        166
     20,700      NABISCO HOLDINGS CORP (CLASS A) ......      1,003
                                                       -----------
                                                             1,550
                                                       -----------
                BEAUTY SHOPS--0.00%
      3,500      REGIS CORP ...........................         88
                                                       -----------
                BEVERAGES--2.71%
     92,900      ANHEUSER BUSCH COS, INC ..............      4,088
      8,800      BROWN FORMAN, INC (CLASS B) ..........        486
        600     oBUSH BOAKE ALLEN, INC ................         16
      3,500     oCANANDAIGUA BRANDS, INC (CLASS A) ....        194
    518,900      COCA COLA CO .........................     34,572
     47,400      COCA COLA ENTERPRISES, INC ...........      1,686
      9,700      COORS (ADOLPH) CO (CLASS B) ..........        323
     35,700      FORTUNE BRANDS, INC ..................      1,323
    347,300      PEPSICO, INC .........................     12,655
                                                       -----------
                                                            55,343
                                                       -----------
                BITUMINOUS COAL AND
                 LIGNITE MINING--0.00%
      4,600      ZEIGLER COAL HOLDINGS CO .............         75
                                                       -----------
                BLANKBOOKS AND BOOKBINDING--0.04%
     19,300      DELUXE CORP ..........................        666
      4,600     oFRANKLIN COVEY CO ....................        101
                                                       -----------
                                                               767
                                                       -----------
                BLAST FURNACE AND BASIC STEEL
                 PRODUCTS--0.36%
     14,000      AK STEEL HOLDINGS CORP ...............        248
     25,625      ALLEGHENY TELEDYNE, INC ..............        663
     10,300     oARMCO, INC ...........................         51
     37,600     oBETHLEHEM STEEL CORP .................        324
      9,200      BIRMINGHAM STEEL CORP ................        145
      4,200      CARPENTER TECHNOLOGY CORP ............        202
     24,900      INLAND STEEL INDUSTRIES, INC .........        426
      9,200      J & L SPECIALTY STEEL, INC ...........         93
      4,100     oLONE STAR TECHNOLOGIES, INC ..........        116
     43,900      LTV CORP .............................        428
        200      LUKENS, INC ..........................          6
     17,200      NUCOR CORP ...........................        831
      5,300      OREGON STEEL MILLS, INC ..............        113
        300      ROUGE INDUSTRIES, INC (CLASS A) ......          4
     14,100     oSTEEL DYNAMICS, INC ..................        226
      5,700      TEXAS INDUSTRIES, INC ................        257
     69,100      USX-MARATHON GROUP, INC ..............      2,332
     18,400      USX-US STEEL GROUP, INC ..............        575
     21,140      WORTHINGTON INDUSTRIES, INC ..........        349
                                                       -----------
                                                             7,389
                                                       -----------
                BOAT DEALERS--0.00%
      2,500     oWEST MARINE, INC .....................         56
                                                       -----------
                BOOKS--0.11%
     11,500      BANTA CORP ...........................        311
      7,800      HOUGHTON MIFFLIN CO ..................        299
     20,400      MCGRAW HILL COS, INC .................      1,510
      3,300     oSCHOLASTIC CORP ......................        124
                                                       -----------
                                                             2,244
                                                       -----------
                BROADWOVEN FABRIC MILLS,
                 COTTON--0.04%
     26,300     oBURLINGTON INDUSTRIES, INC ...........        363
      1,600     oCONE MILLS CORP ......................         12
      3,800     oTRIARC COS, INC ......................        104
      7,100     oWESTPOINT STEVENS, INC ...............        335
                                                       -----------
                                                               814
                                                       -----------

                                                           VALUE
     SHARES                                                (000)
     ------                                              ---------

                BROADWOVEN FABRIC MILLS,
                 MANMADE--0.03%
      5,500      ALBANY INTERNATIONAL CORP (CLASS A) .. $      127
     15,800     oCOLLINS & AIKMAN CORP ................        136
      5,300      SPRING INDUSTRIES, INC ...............        276
                                                       -----------
                                                               539
                                                       -----------
                BUSINESS CREDIT INSTITUTIONS--0.10%
      6,100     oARCADIA FINANCIAL LTD ................         45
     15,200      ASSOCIATES FIRST CAPITAL CORP ........      1,081
      1,808      CAPITAL ONE FINANCIAL CORP ...........         98
     13,200      FINOVA GROUP, INC ....................        656
      4,100      TOTAL SYSTEM SERVICES, INC ...........        101
                                                       -----------
                                                             1,981
                                                       -----------
                CABLE AND OTHER PAY TV
                 SERVICES--0.41%
      4,496     oASCENT ENTERTAINMENT GROUP, INC ......         47
      1,150     oCABLE MICHIGAN, INC ..................         26
      5,400     oCABLEVISION SYSTEMS CORP (CLASS A) ...        517
      7,600     oCAI WIRELESS SYSTEMS, INC ............          9
      2,800      COMCAST CORP (CLASS A) ...............         89
     78,228      COMCAST CORP (CLASS A) SPECIAL .......      2,469
     21,084     oCOX COMMUNICATIONS, INC (CLASS A) ....        845
      2,700     oMASTEC, INC ..........................         62
      5,810     oPANAMSAT CORP ........................        251
      3,800      TCA CABLE TV, INC ....................        175
     14,040     oTCI SATELLITE ENTERTAINMENT (CLASS A)          97
     86,187     oTELE-COMMUNICATIONS, INC (CLASS A) ...      2,408
     47,013     oTELECOM-TCI VENTURES GROUP
                  (CLASS A) ...........................      1,331
                                                       -----------
                                                             8,326
                                                       -----------
                CARPENTRY AND FLOOR WORK--0.01%
      7,500      GEON CO ..............................        175
                                                       -----------
                CARPETS AND RUGS--0.01%
     25,600      SHAW INDUSTRIES, INC .................        298
                                                       -----------
                CASH GRAINS--0.03%
      7,100      DEKALB GENETICS CORP (CLASS B) .......        279
     11,333      DELTA & PINE LAND CO .................        346
                                                       -----------
                                                               625
                                                       -----------
                CEMENT, HYDRAULIC--0.03%
      2,600      CENTEX CONSTRUCTION PRODUCTS, INC ....         78
      5,900      MEDUSA CORP ..........................        247
      5,200      SOUTHDOWN, INC .......................        307
                                                       -----------
                                                               632
                                                       -----------
                CHEMICAL AND FERTILIZER
                 MINERALS--0.01%
      1,913      POTASH CORP OF SASKATCHEWAN, INC .....        159
                                                       -----------
                CHEMICALS AND
                 ALLIED PRODUCTS--0.00%
      4,600      VALHI, INC ...........................         43
                                                       -----------
                CHEWING AND SMOKING TOBACCO--0.07%
     37,800      UST, INC .............................      1,396
                                                       -----------
                CHILDREN'S AND INFANTS' WEAR
                 STORES--0.01%
      6,900     oGYMBOREE CORP ........................        189
                                                       -----------
                CIGARETTES--1.19%
    536,400      PHILIP MORRIS COS, INC ...............     24,306
                                                       -----------
                CIGARS--0.01%
       8,900    oGENERAL CIGAR HOLDINGS, INC
                   (CLASS A) ..........................        190
                                                       -----------


                       See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                              ---------

                COMBINATION UTILITY SERVICES--1.23%
     33,800      BALTIMORE GAS & ELECTRIC CO .......... $    1,151
      5,300      CENTRAL HUDSON GAS & ELECTRIC CORP ...        233
      8,788      CENTRAL MAINE POWER CO ...............        134
      1,900      CILCORP, INC .........................         93
      7,100      CIPSCO, INC ..........................        314
     62,918     oCITIZENS UTILITIES CO (CLASS B) ......        606
     49,000       CONSOLIDATED EDISON CO OF
                 NEW YORK, INC ........................      2,009
     20,400      DELMARVA POWER & LIGHT CO ............        470
     88,400      EDISON INTERNATIONAL CO ..............      2,403
     24,600      ENOVA CORP ...........................        666
     15,800      IPALCO ENTERPRISES, INC ..............        663
     24,100      KANSAS CITY POWER & LIGHT CO .........        712
     26,400      LONG ISLAND LIGHTING CO ..............        795
     25,100      MIDAMERICAN ENERGY HOLDINGS CO .......        552
     22,700      MONTANA POWER CO .....................        722
     21,385      NEW CENTURY ENERGIES, INC ............      1,025
     16,100      NEW YORK STATE ELECTRIC & GAS CORP ...        572
     61,900     oNIAGARA MOHAWK POWER CORP ............        650
     12,700      NIPSCO INDUSTRIES, INC ...............        628
     15,200      NORTHERN STATES POWER CO .............        885
      5,300      ORANGE & ROCKLAND UTILITY, INC .......        247
     62,500      PACIFICORP ...........................      1,707
     45,900      PECO ENERGY CO .......................      1,113
     20,100      PUBLIC SERVICE CO OF NEW MEXICO ......        476
     51,200      PUBLIC SERVICE ENTERPRISE GROUP, INC .      1,622
     21,400      ROCHESTER GAS & ELECTRIC CORP ........        728
     26,100      SCANA CORP ...........................        781
     11,000      SIERRA PACIFIC RESOURCES .............        413
     20,900      UNION ELECTRIC CO ....................        904
     20,499      UTILICORP UNITED, INC ................        796
     17,600      WASHINGTON WATER POWER CO ............        428
     15,900      WESTERN RESOURCES, INC ...............        684
                                                       -----------
                                                            25,182
                                                       -----------
                COMMERCIAL BANKS--8.90%
      3,700      ALLIED IRISH BANKS PLC
                  (SPONSORED ADR) .....................        215
     16,200      AMSOUTH BANCORP ......................        880
     14,005      ASSOCIATED BANC CORP .................        772
    132,428      BANC ONE CORP ........................      7,192
      1,700      BANCORPSOUTH, INC ....................         80
     84,400      BANK OF NEW YORK CO, INC .............      4,879
    157,500      BANKAMERICA CORP .....................     11,498
     30,674      BANKBOSTON CORP ......................      2,881
     20,125      BANKERS TRUST NEW YORK CORP ..........      2,263
     43,200      BARNETT BANKS, INC ...................      3,105
     26,357      BB&T CORP ............................      1,688
      6,000      CCB FINANCIAL CORP ...................        645
      8,200      CENTURA BANKS, INC ...................        566
     97,158      CHASE MANHATTAN CORP .................     10,639
    106,621      CITICORP CO ..........................     13,481
      5,700      CITIZENS BANKING CORP ................        197
     13,100      CITY NATIONAL CORP ...................        484
      5,800     oCNB BANCSHARES, INC ..................        279
     13,500      COLONIAL BANCGROUP, INC ..............        465
     22,300      COMERICA, INC ........................      2,013
      4,900      COMMERCE BANCORP, INC ................        250
     10,519      COMMERCE BANCSHARES, INC .............        713
      6,800     oCOMMUNITY FIRST BANKSHARES, INC ......        362
     15,750      COMPASS BANCSHARES, INC ..............        689
     44,509      CORESTATES FINANCIAL CORP ............      3,564
     23,352      CRESTAR FINANCIAL CORP ...............      1,331
      9,500      CULLEN FROST BANKERS, INC ............        577
     12,500      DEPOSIT GUARANTY .....................        711

                                                           VALUE
     SHARES                                                (000)
     ------                                              ---------

     27,650      FIFTH THIRD BANCORP .................. $    2,260
     13,219      FIRST AMERICAN CORP ..................        658
     71,155      FIRST CHICAGO NBD CORP ...............      5,941
      1,000      FIRST CITIZENS BANCSHARES, INC
                  (CLASS A) ...........................        104
      9,648      FIRST COMMERCE CORP ..................        649
      7,944      FIRST COMMERCIAL CORP ................        466
        200      FIRST EMPIRE STATE CORP ..............         93
      2,500      FIRST FINANCIAL BANCORP ..............        121
      8,800      FIRST HAWAIIAN, INC ..................        350
      3,300      FIRST MIDWEST BANCORP, INC ...........        144
     19,401      FIRST OF AMERICA BANK CORP ...........      1,496
     24,575      FIRST SECURITY CORP ..................      1,029
     13,700      FIRST TENNESSEE NATIONAL CORP ........        914
     12,450      FIRST VIRGINIA BANKS, INC ............        644
     25,800      FIRSTAR CORP .........................      1,095
     17,400      FIRSTMERIT CORP ......................        494
     56,788      FLEET FINANCIAL GROUP, INC ...........      4,256
     21,239      FRANCHISE FINANCE CORP OF AMERICA ....        573
      8,800      GREENPOINT FINANCIAL CORP ............        639
     12,730      HUBCO, INC ...........................        498
     41,441      HUNTINGTON BANCSHARES, INC ...........      1,492
      7,500     oIMPERIAL BANCORP .....................        370
     49,400      KEYCORP ..............................      3,498
     14,650      KEYSTONE FINANCIAL, INC ..............        590
     15,600      MAGNA GROUP, INC .....................        714
     22,256      MARSHALL & ILSLEY CORP ...............      1,383
     91,437      MBNA CORP ............................      2,497
     55,448      MELLON BANK CORP .....................      3,362
     27,972      MERCANTILE BANCORP, INC ..............      1,720
     18,105      MERCANTILE BANKSHARES CORP ...........        708
     41,400      MORGAN (J.P.) & CO, INC ..............      4,673
     48,787      NATIONAL CITY CORP ...................      3,208
     16,500      NATIONAL COMMERCE BANCORP ............        582
    166,224      NATIONSBANK CORP .....................     10,108
     18,600      NORTH FORK BANCORP, INC ..............        624
     24,560      NORTHERN TRUST CORP ..................      1,713
    169,296      NORWEST CORP .........................      6,539
     23,716      OLD KENT FINANCIAL CORP ..............        940
      5,374      OLD NATIONAL BANCORP .................        260
      6,300      ONBANCORP, INC .......................        444
      8,312      ONE VALLEY BANCORP, INC ..............        322
     23,100      PACIFIC CENTURY FINANCIAL CORP .......        572
        100      PARK NATIONAL CORP ...................          9
     10,400      PEOPLES HERITAGE FINANCIAL
                  GROUP, INC ..........................        478
     71,880      PNC BANK CORP ........................      4,102
     14,600      POPULAR, INC .........................        723
      8,100     oPROVIDENT FINANCIAL GROUP ............        393
      1,500      QUEENS COUNTY BANCORP, INC ...........         61
     29,552      REGIONS FINANCIAL CORP ...............      1,247
     11,500      REPUBLIC NEW YORK CORP ...............      1,313
     14,100      RIGGS NATIONAL CORP ..................        379
     21,800      SOUTHTRUST CORP ......................      1,383
     19,700      STAR BANC CORP .......................      1,130
     34,900      STATE STREET CORP ....................      2,031
     37,921      SUMMIT BANCORP .......................      2,019
     49,800      SUNTRUST BANKS, INC ..................      3,554
     10,920      SUSQUEHANNA BANCSHARES, INC ..........        418
     33,025      SYNOVUS FINANCIAL CORP ...............      1,082
      9,900      TRUSTMARK CORP .......................        458
     57,160      U.S. BANCORP .........................      6,398
      6,100      U.S. TRUST CORP ......................        382
        840      UMB FINANCIAL CORP ...................         46
     14,774      UNION PLANTERS CORP ..................      1,004


                       See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                              ---------
                COMMERCIAL BANKS-(Continued)
      1,900      UNIONBANCAL CORP ..................... $      204
     12,123      VALLEY NATIONAL BANCORP ..............        477
     44,006      WACHOVIA CORP ........................      3,570
     17,768      WELLS FARGO & CO .....................      6,031
      4,200      WESTAMERICA BANCORP ..................        429
      3,200      WHITNEY HOLDINGS CORP ................        182
      9,100      WILMINGTON TRUST CORP ................        568
     14,500      ZIONS BANCORP ........................        658
                                                       -----------
                                                           181,891
                                                       -----------
                COMMERCIAL PRINTING--0.09%
     10,500     oAPPLIED GRAPHICS TECHNOLOGIES, INC ...        559
      4,600      BOWNE & CO, INC ......................        183
      1,800     oCONSOLIDATED GRAPHICS, INC ...........         84
     19,900      DONNELLEY (R.R.) & SONS CO ...........        741
      8,300      HARLAND (JOHN H.) CO .................        174
      1,000     oTOPPS, INC ...........................          2
                                                       -----------
                                                             1,743
                                                       -----------
                COMMERCIAL SPORTS--0.00%
      3,800     oFLORIDA PANTHERS HOLDINGS, INC .......         66
      1,000     oHOLLYWOOD PARK, INC ..................         22
                                                       -----------
                                                                88
                                                       -----------
                COMMUNICATIONS EQUIPMENT--1.12%
     73,740     o3COM CORP ............................      2,576
     30,700     oADC TELECOMMUNICATIONS, INC ..........      1,282
     14,500     oADVANCED FIBRE COMMUNICATIONS ........        422
      9,500      ALIANT COMMUNICATIONS, INC ...........        298
     19,387     oANDREW CORP ..........................        465
      6,000     oANTEC CORP ...........................         94
      1,000     oAPPLIED INNOVATION, INC ..............          6
     13,700     oASPECT TELECOMMUNICATIONS CORP .......        286
      5,500     oBILLING INFORMATION CONCEPTS CORP ....        264
      5,600     oBOSTON TECHNOLOGY, INC ...............        141
      1,500     oCALIFORNIA MICROWAVE, INC ............         29
      4,066     oCHYRON CORP ..........................         18
      1,900     oCIDCO, INC ...........................         37
     20,400     oCIENA CORP ...........................      1,247
      8,700     oDIGITAL MICROWAVE CORP ...............        126
     24,700     oDSC COMMUNICATIONS CORP ..............        593
      9,800     oDSP COMMUNICATIONS, INC ..............        118
     10,981     oEXCEL COMMUNICATIONS, INC ............        159
     25,100      FEDERAL SIGNAL CORP ..................        543
      1,200     oFIRST ALERT, INC .....................          3
      1,600     oGENERAL DATACOMM INDUSTRIES, INC .....          8
      9,900     oGEOTEK COMMUNICATIONS, INC ...........         15
     12,587     oGLENAYRE TECHNOLOGIES, INC ...........        124
     19,500       HARRIS CORP .........................        895
      2,900     oHEARTLAND WIRELESS
                  COMMUNICATIONS, INC .................          5
      1,000      INTER-TEL, INC .......................         19
      1,100     oINTERDIGITAL COMMUNICATIONS CORP .....          3
     20,800     oITT CORP .............................      1,724
     27,100      ITT INDUSTRIES, INC ..................        850
      2,300     oLORAL SPACE & COMMUNICATIONS LTD .....         49
    137,400      MOTOROLA, INC ........................      7,840
      3,400     oNETWORK EQUIPMENT
                  TECHNOLOGIES, INC ...................         50
     26,500     oNEXTLEVEL SYSTEMS, INC ...............        474
      9,700     oP-COM, INC ...........................        167
     13,700     oPAIRGAIN TECHNOLOGIES, INC ...........        265
      5,300     oPICTURETEL CORP ......................         34
      3,500      PITTWAY CORP (CLASS A) ...............        244
      2,500     oPOWERWAVE TECHNOLOGIES, INC ..........         42
      6,100     oPREMISYS COMMUNICATIONS, INC .........        159


                                                           VALUE
     SHARES                                                (000)
     ------                                              ---------

     19,700      SCIENTIFIC-ATLANTA, INC .............. $      330
      3,900     oSHIVA CORP ...........................         33
     10,500      SYMBOL TECHNOLOGIES, INC .............        396
      2,200     oTCSI CORP ............................         18
      2,800     oTEKELEC ..............................         85
      5,100     oTELE-COMMUNICATIONS INTERNATIONAL
                  (CLASS A) ...........................         92
      3,400     oWESTELL TECHNOLOGIES, INC (CLASS A) ..         43
      9,800     oXYLAN CORP ...........................        148
      3,500     oYURIE SYSTEMS, INC ...................         71
                                                       -----------
                                                            22,890
                                                       -----------
                COMMUNICATIONS SERVICES, NEC--0.06%
      3,700     oAMERICAN MOBILE SATELLITE CORP .......         26
     16,500      COMSAT CORP SERIES 1 .................        400
      8,000     oMCLEODUSA, INC (CLASS A) .............        256
     13,900      WPL HOLDINGS, INC ....................        460
                                                       -----------
                                                             1,142
                                                       -----------
                COMPUTER AND DATA PROCESSING
                 SERVICES--3.65%
        400     o3DO CO ...............................          1
      2,900     oACCLAIM ENTERTAINMENT, INC ...........         11
     11,300     oACXIOM CORP ..........................        218
     15,272      ADOBE SYSTEMS, INC ...................        630
      8,800     oAFFILIATED COMPUTER SERVICES, INC
                  (CLASS A) ...........................        232
      7,700     oAFFYMETRIX, INC ......................        240
     22,100     oAMERICA ONLINE, INC ..................      1,971
      9,825     oAMERICAN MANAGEMENT SYSTEMS, INC .....        192
      5,250      ANALYSTS INTERNATIONAL CORP ..........        181
      2,400     oARBOR SOFTWARE CORP ..................         97
      6,100     oASPEN TECHNOLOGY, INC ................        209
      9,400      AUTODESK, INC ........................        348
     65,400      AUTOMATIC DATA PROCESSING, INC .......      4,014
      4,600     oAVANT CORP ...........................         77
        400     oBANYAN SYSTEMS, INC ..................          1
      4,800     oBEA SYSTEMS, INC .....................         83
      8,000     oBISYS GROUP, INC .....................        266
     21,000     oBMC SOFTWARE, INC ....................      1,378
      2,200     oBORLAND INTERNATIONAL, INC ...........         16
      6,600     oBRODERBUND SOFTWARE, INC .............        169
     42,450     oCADENCE DESIGN SYSTEMS, INC ..........      1,040
      8,400     oCAMBRIDGE TECHNOLOGY
                  PARTNERS, INC .......................        350
     16,400     oCERIDIAN CORP ........................        751
      7,100     oCERNER CORP ..........................        150
      6,300     oCHECKPOINT SYSTEMS, INC ..............        110
      2,680     oCHOICEPOINT, INC .....................        128
      3,100     oCIBER, INC ...........................        180
     12,300     oCIRRUS LOGIC, INC ....................        131
      5,200     oCITRIX SYSTEMS, INC ..................        395
      2,200     oCLARIFY, INC .........................         26
     11,775      COMDISCO, INC ........................        394
      9,700     oCOMPUSERVE CORP ......................        118
     92,475      COMPUTER ASSOCIATES
                  INTERNATIONAL, INC ..................      4,890
      6,950     oCOMPUTER HORIZONS CORP ...............        316
     15,260     oCOMPUTER SCIENCES CORP ...............      1,274
      6,200      COMPUTER TASK GROUP, INC .............        220
     10,000     oCOMPUTERVISION CORP ..................         38
     31,000     oCOMPUWARE CORP .......................        992
      9,950     oCORESTAFF, INC .......................        264
      6,700     oCSG SYSTEMS INTERNATIONAL, INC .......        268
      2,100     oDIALOGIC CORP ........................         92
      2,700     oDOCUMENTUM, INC ......................        114


                       See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                              ---------

                COMPUTER AND DATA PROCESSING
                 SERVICES-(Continued)
      7,300     oDST SYSTEMS, INC ..................... $      312
      8,250     oE TRADE GROUP, INC ...................        190
     10,700     oELECTRONIC ARTS, INC .................        405
     74,200      ELECTRONIC DATA SYSTEMS CORP .........      3,260
     11,300     oELECTRONICS FOR IMAGING, INC .........        188
      3,500     oENVOY CORP ...........................        102
      2,600     oFILENET CORP .........................         78
     84,548      FIRST DATA CORP ......................      2,473
     11,300     oFISERV, INC ..........................        555
     17,000     oFORE SYSTEMS, INC ....................        259
      5,600     oFORTE SOFTWARE, INC ..................         43
      8,300     oGT INTERACTIVE SOFTWARE CORP .........         53
     11,100     oGTECH HOLDINGS CORP ..................        355
      6,000     oHARBINGER CORP .......................        169
     41,000      HBO & CO .............................      1,968
      1,400     oHCIA, INC ............................         17
      3,500     oHEALTH MANAGEMENT SYSTEMS, INC .......         21
      4,200     oHNC SOFTWARE .........................        181
      4,200     oHYPERION SOFTWARE CORP ...............        150
      1,000     oI2 TECHNOLOGIES, INC .................         53
      3,800     oIDX SYSTEMS CORP .....................        141
      1,600     oINFORMATION RESOURCES, INC ...........         21
      3,000     oINSO CORP ............................         35
        267     oINTEGRATED SYSTEMS
                  CONSULTING GROUP ....................          3
      3,800     oINTEGRATED SYSTEMS, INC ..............         52
      6,000     oINTERNATIONAL NETWORK SERVICES .......        139
      2,100     oINTERVOICE, INC ......................         16
      7,800     oINTUIT, INC ..........................        322
      2,000     oITRON, INC ...........................         36
        500     oJTS CORP .............................          0
     14,000     oKEANE, INC ...........................        569
        800     oLANDSTAR SYSTEM, INC .................         21
      9,300     oLEARNING CO, INC .....................        149
      3,400     oLEGATO SYSTEMS, INC ..................        150
      1,300     oLHS GROUP, INC .......................         78
      3,800     oMACROMEDIA, INC ......................         32
      4,700     oMANUGISTICS GROUP, INC ...............        210
      2,500     oMASTECH CORP .........................         79
     12,300     oMENTOR GRAPHICS CORP .................        119
    170,880     oMICROSOFT CORP .......................     22,086
      3,200     oMIDWAY GAMES, INC ....................         58
      9,500      NATIONAL DATA CORP ...................        343
      4,200     oNATIONAL INSTRUMENTS CORP ............        122
      1,100     oNETCOM ON-LINE COMMUNICATIONS
                  SERVICE, INC ........................         26
      4,200     oNETMANAGE, INC .......................         12
     10,020     oNETSCAPE COMMUNICATIONS CORP .........        244
     14,479     oNETWORKS ASSOCIATES, INC .............        766
     75,200     oNOVELL, INC ..........................        564
      1,400     oODS NETWORKS, INC ....................          9
    168,887     oORACLE CORP ..........................      3,768
     26,000     oPARAMETRIC TECHNOLOGY CORP ...........      1,232
     18,712      PAYCHEX, INC .........................        947
      2,600     oPEGASYSTEMS, INC .....................         52
     31,100     oPEOPLESOFT, INC ......................      1,213
      5,200     oPHYSICIAN COMPUTER NETWORK, INC ......         21
     14,700     oPLATINUM TECHNOLOGY, INC .............        415
      5,500     oPOLICY MANAGEMENT SYSTEMS CORP .......        383
      1,400     oPROGRESS SOFTWARE CORP ...............         30
      5,400     oPROTEIN DESIGN LABORATORIES, INC .....        216
      4,500     oPSINET, INC ..........................         23
      2,100     oQUARTERDECK CORP .....................          3


                                                           VALUE
     SHARES                                                (000)
     ------                                              ---------

      4,400     oREMEDY CORP .......................... $       92
      1,900     oSAPIENT CORP .........................        116
      4,000     oSCOPUS TECHNOLOGY, INC ...............         48
      9,450     oSECURITY DYNAMICS TECHNOLOGIES, INC ..        338
      5,300      SHARED MEDICAL SYSTEMS CORP ..........        350
      5,048     oSIEBEL SYSTEMS, INC ..................        211
     19,477     oSTERLING COMMERCE, INC ...............        749
     11,700     oSTERLING SOFTWARE, INC ...............        480
      6,000     oSTRUCTURAL DYNAMICS
                  RESEARCH CORP .......................        135
     16,900     oSUNGARD DATA SYSTEMS, INC ............        524
     18,900     oSYBASE, INC ..........................        252
      4,100     oSYKES ENTERPRISES, INC ...............         80
     12,400     oSYMANTEC CORP ........................        272
      9,572     oSYNOPSYS, INC ........................        342
      3,950     oSYSTEM SOFTWARE ASSOCIATES, INC ......         35
      3,000     oSYSTEMS & COMPUTER
                  TECHNOLOGY CORP .....................        149
      2,400     oSYSTEMSOFT CORP ......................         15
      6,150     oTECHNOLOGY SOLUTIONS CO ..............        162
      7,600     oTRANSACTION SYSTEM ARCHITECTURE ......        289
      5,000     oUSCS INTERNATIONAL, INC ..............         85
      9,800     oVANSTAR CORP .........................        111
      2,500     oVANTIVE CORP .........................         63
      6,000     oVERITAS SOFTWARE CORP ................        306
      4,100     oVIASOFT, INC .........................        173
      5,600     oVISIO CORP ...........................        215
      6,600     oWIND RIVER SYSTEMS, INC ..............        262
      6,300     oYAHOO, INC ...........................        436
      4,800     oZILOG, INC ...........................         92
                                                       -----------
                                                            74,494
                                                       -----------
                COMPUTER AND OFFICE EQUIPMENT--4.36%
      6,500     oADTRAN, INC ..........................        179
     32,700     oAPPLE COMPUTER, INC ..................        429
     36,510     oASCEND COMMUNICATIONS, INC ...........        894
      4,200     oAUSPEX SYSTEMS, INC ..................         42
      6,100     oBANCTEC, INC .........................        164
     46,745     oBAY NETWORKS, INC ....................      1,195
      3,900     oBELL & HOWELL CO .....................         94
     23,300     oCABLETRON SYSTEMS, INC ...............        350
    231,970     oCISCO SYSTEMS, INC ...................     12,932
    162,277      COMPAQ COMPUTER CORP .................      9,159
      7,100     oCOMVERSE TECHNOLOGY, INC .............        277
     13,175     oCONCORD EFS, INC .....................        328
      7,800     oCOPYTELE, INC ........................         27
     13,700     oDATA GENERAL CORP ....................        239
     60,120     oDELL COMPUTER CORP ...................      5,050
      5,700     oDIAMOND MULTIMEDIA SYSTEMS, INC ......         51
     18,275      DIEBOLD, INC .........................        925
     34,800     oDIGITAL EQUIPMENT CORP ...............      1,288
      4,500     oDYNATECH CORP ........................        211
    110,700     oEMC CORP .............................      3,037
      1,700     oENCAD, INC ...........................         47
      3,100     oEXABYTE CORP .........................         20
     12,500     oGATEWAY 2000, INC ....................        408
    189,300      HEWLETT-PACKARD CO ...................     11,831
      9,700     oHMT TECHNOLOGY CORP ..................        126
     21,000     oIMATION CORP .........................        336
      1,700     oIN FOCUS SYSTEMS, INC ................         52
      8,400     oINTERGRAPH CORP ......................         84
    224,100     *INTERNATIONAL BUSINESS
                  MACHINES CORP .......................     23,432
     50,200     oIOMEGA CORP ..........................        624


                       See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                              ---------

                COMPUTER AND OFFICE
                 EQUIPTMENT-(Continued)
     14,900     oLEXMARK INTERNATIONAL GROUP
                  (CLASS A) ...........................      $ 566
      7,900     oLITTON INDUSTRIES, INC ...............        454
     11,100     oMICROCHIP TECHNOLOGY, INC ............        333
      9,700     oMICRON ELECTRONICS, INC ..............         89
      1,000     oMYLEX CORP ...........................          9
     17,368     oNCR CORP .............................        483
      4,800     oNEOMAGIC CORP ........................         61
      9,800     oNETWORK APPLIANCE, INC ...............        348
     36,000      PITNEY BOWES, INC ....................      3,238
      1,392      PREMIER FARNELL PLC ADR ..............         19
     23,900     oQUANTUM CORP .........................        479
     15,492     oRATIONAL SOFTWARE CORP ...............        176
     15,100      REYNOLDS & REYNOLDS CO (CLASS A) .....        278
      9,500     oSAFEGUARD SCIENTIFICS, INC ...........        298
     53,300     oSEAGATE TECHNOLOGY, INC ..............      1,026
     11,700     oSEQUENT COMPUTER SYSTEMS, INC ........        234
     39,868     oSILICON GRAPHICS, INC ................        496
     23,500     oSOLECTRON CORP .......................        977
     13,900     oSTORAGE TECHNOLOGY CORP ..............        861
      8,200     oSTRATUS COMPUTER, INC ................        310
     82,800     oSUN MICROSYSTEMS, INC ................      3,302
     37,500     oUNISYS CORP ..........................        520
      2,800     oVIDEOSERVER, INC .....................         44
     13,900     oWANG LABORATORIES, INC ...............        308
     18,500     oWESTERN DIGITAL CORP .................        297
      3,900     oXIRCOM, INC ..........................         39
                                                       -----------
                                                            89,076
                                                       -----------
                CONCRETE, GYPSUM AND
                 PLASTER PRODUCTS--0.05%
     10,528      LAFARGE CORP .........................        311
      2,500      LONE STAR INDUSTRIES, INC ............        133
     10,800     oUSG CORP .............................        529
                                                       -----------
                                                               973
                                                       -----------
                CONSTRUCTION AND RELATED
                 MACHINERY--0.46%
     36,000      BAKER HUGHES, INC ....................      1,571
     10,020      CAMCO INTERNATIONAL, INC .............        638
     83,300      CATERPILLAR, INC .....................      4,045
     46,600      DOVER CORP ...........................      1,683
      7,500     oEVI, INC .............................        388
      5,300     oGLOBAL INDUSTRIAL
                  TECHNOLOGIES, INC ...................         90
     15,200      HARNISCHFEGER INDUSTRIES, INC ........        537
      7,900      JLG INDUSTRIES, INC ..................        112
      3,800      MANITOWOC, INC .......................        124
      6,400     oVARCO INTERNATIONAL, INC .............        137
                                                       -----------
                                                             9,325
                                                       -----------
                COPPER ORES--0.03%
     39,900      CYPRUS AMAX MINERALS CO ..............        613
                                                       -----------
                CREDIT REPORTING AND
                 COLLECTION--0.15%
     16,666     oACNEILSEN CORP .......................        406
     34,200      COGNIZANT CORP .......................      1,524
     34,900      DUN & BRADSTREET CORP ................      1,080
      7,000     oPMT SERVICES, INC ....................         97
                                                       -----------
                                                             3,107
                                                       -----------
                CRUSHED AND BROKEN STONE--0.05%
     11,368      MARTIN MARIETTA MATERIALS, INC .......        416
      6,800      VULCAN MATERIALS CO ..................        694
                                                       -----------
                                                             1,110
                                                       -----------


                                                           VALUE
     SHARES                                                (000)
     ------                                              ---------

                CUTLERY, HANDTOOLS AND
                 HARDWARE--0.70%
    129,111      GILLETTE CO .......................... $   12,968
     14,550      SNAP-ON, INC .........................        635
     14,300      STANLEY WORKS CO .....................        675
                                                       -----------
                                                            14,278
                                                       -----------
                DAIRY PRODUCTS--0.03%
     10,600      DEAN FOODS CO ........................        631
      1,400      DREYERS GRAND ICE CREAM, INC .........         34
                                                       -----------
                                                               665
                                                       -----------
                DEEP SEA FOREIGN TRANSPORTATION
                 OF FREIGHT--0.03%
     12,400      ALEXANDER & BALDWIN, INC .............        339
      6,200     oOMI, INC .............................         57
      6,700      OVERSEAS SHIPHOLDING GROUP, INC ......        146
                                                       -----------
                                                               542
                                                       -----------
                DEPARTMENT STORES--1.41%
      1,300    xoCALDOR CORP ..........................          0
      7,700     oCARSON PIRIE SCOTT & CO ..............        386
     47,800      DAYTON HUDSON CORP ...................      3,227
     24,400      DILLARDS, INC (CLASS A) ..............        860
     47,913     oFEDERATED DEPARTMENT STORES, INC .....      2,063
     31,844     oFRED MEYER, INC ......................      1,158
     14,800     oKOHLS CORP ...........................      1,008
     55,300      MAY DEPARTMENT STORES CO .............      2,914
      8,100      MERCANTILE STORES CO, INC ............        493
      5,700     oNEIMAN-MARCUS GROUP, INC .............        172
     51,305      PENNEY, (J.C.) CO, INC ...............      3,094
     12,100     oPROFFITTS, INC .......................        344
     11,500      ROSS STORES, INC .....................        418
    321,900      WAL-MART STORES, INC .................     12,695
                                                       -----------
                                                            28,832
                                                       -----------
                DRUG STORES AND
                 PROPRIETARY STORES--0.39%
     17,437      ARBOR DRUGS, INC .....................        323
     37,531      CVS CORP .............................      2,404
      8,700      LONGS DRUG STORES CORP ...............        279
     25,915     oRITE AID CORP ........................      1,521
      2,066     oVITALINK PHARMACY SERVICES, INC ......         50
    107,700      WALGREEN CO ..........................      3,379
                                                       -----------
                                                             7,956
                                                       -----------
                DRUGS--7.28%
    179,500      ABBOTT LABORATORIES CO ...............     11,768
      3,200     oALKERMES, INC ........................         64
     19,440      ALLEGIANCE CORP ......................        689
     15,700      ALLERGAN, INC ........................        527
      3,000     oALLIANCE PHARMACEUTICAL CORP .........         22
    149,500      AMERICAN HOME PRODUCTS CORP ..........     11,437
      6,800     oAMYLIN PHARMACEUTICALS, INC ..........         37
      3,100     oBARR LABORATORIES, INC ...............        106
     61,400      BAXTER INTERNATIONAL, INC ............      3,097
     13,000     oBIO-TECHNOLOGY GENERAL CORP ..........        140
     14,500     oBIOGEN, INC ..........................        527
        979      BLOCK DRUG, INC (CLASS A) ............         42
    229,300      BRISTOL MYERS SQUIBB CO ..............     21,698
      4,700      CARTER WALLACE, INC ..................         79
     14,700     oCENTOCOR, INC ........................        489
     41,628     oCHIRON CORP ..........................        708
        200     oCOPLEY PHARMACEUTICAL, INC ...........          1
      1,100     oCOR THERAPEUTICS, INC ................         25
     17,550     oCOVANCE, INC .........................        349
        855     oCRESCENDO PHARMACEUTICALS CORP .......         10


                       See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                              ---------
                DRUGS-(Continued)
     10,800     oDURA PHARMACEUTICALS, INC ............ $      495
      2,364     oELAN CORP PLC ADR ....................        121
     10,100     oFOREST LABORATORIES, INC .............        498
        600     oGENSIA SICOR, INC ....................          3
     18,500     oGENZYME CORP (GENERAL DIVISION) ......        513
        495     oGENZYME CORP
                  (TISSUE REPAIR DIVISION) ............          3
      9,400     oGILEAD SCIENCES, INC .................        360
     10,444      ICN PHARMACEUTICALS, INC .............        510
      7,900     oIDEXX LABORATORIES, INC ..............        126
      5,700     oINTERNATIONAL SPECIALTY
                  PRODUCTS, INC .......................         85
      7,800     oINTERNEURON PHARMACEUTICALS, INC .....         74
     41,392     oIVAX CORP ............................        279
      5,700      JONES MEDICAL INDUSTRIES, INC ........        218
        600     oLIGAND PHARMACEUTICALS CO
                  (CLASS A) ...........................          8
    211,276      LILLY (ELI) & CO .....................     14,710
     18,600      MALLINCKRODT, INC ....................        707
     15,713      MARK IV INDUSTRIES, INC ..............        344
      2,400     oMATRIX PHARMACEUTICALS, INC ..........          8
      3,400     oMEDICIS PHARMACEUTICAL CORP
                  (CLASS A) ...........................        174
     30,419     oMEDPARTNERS, INC .....................        681
    276,200      MERCK & CO, INC ......................     29,346
     27,250      MYLAN LABORATORIES, INC ..............        571
      6,300     oNABI, INC ............................         21
      1,200     oNEUROGEN CORP ........................         16
      4,700     oNEXSTAR PHARMACEUTICALS, INC .........         53
      5,200     oPAREXEL INTERNATIONAL CORP ...........        192
     25,500     oPERRIGO CO ...........................        341
    297,300      PFIZER, INC ..........................     22,167
      3,500     oPHARMACEUTICAL PRODUCT
                  DEVELOPMENT .........................         54
    116,445      PHARMACIA & UPJOHN, INC ..............      4,265
      9,800     oQUINTILES TRANSNATIONAL CORP .........        375
      1,900     oROBERTS PHARMACEUTICAL CORP ..........         18
    167,900      SCHERING-PLOUGH CORP .................     10,431
      8,800     oSEPRACOR, INC ........................        353
      6,400     oSEQUUS PHARMACEUTICALS, INC ..........         48
      2,200     oSOMATOGEN, INC .......................         10
      8,100     oTWINLAB CORP .........................        200
      9,900     oVERTEX PHARMACEUTICALS, INC ..........        327
     61,500      WARNER-LAMBERT CO ....................      7,626
     18,576     oWATSON PHARMACEUTICALS, INC ..........        603
                                                       -----------
                                                           148,749
                                                       -----------
                DRUGS, PROPRIETARIES,
                 AND SUNDRIES--0.39%
      7,400     oAMERISOURCE HEALTH CORP (CLASS A) ....        431
     57,700     oAMGEN, INC ...........................      3,123
     11,525      BERGEN BRUNSWIG CORP (CLASS A) .......        485
     25,371      CARDINAL HEALTH, INC .................      1,906
      1,000     oHERBALIFE INTERNATIONAL, INC
                  (CLASS A) ...........................         21
      2,000     oHERBALIFE INTERNATIONAL, INC
                  (CLASS B) ...........................         43
      5,200     oIMMUNEX CORP .........................        281
      9,500      MCKESSON CORP ........................      1,028
      3,890     oNBTY, INC ............................        130
      8,200     oREXALL SUNDOWN, INC ..................        248
      7,500     oSCHEIN (HENRY), INC ..................        263
                                                       -----------
                                                             7,959
                                                       -----------

                EATING AND DRINKING PLACES--0.64%
     11,800      APPLE SOUTH, INC ..................... $      155
      6,800      APPLEBEES INTERNATIONAL, INC .........        123
     11,100     oBOSTON CHICKEN, INC ..................         71
     23,700     oBRINKER INTERNATIONAL, INC ...........        379
      5,600     oBUFFETS, INC .........................         53
     10,600      CKE RESTAURANTS, INC .................        447
     14,500      CRACKER BARREL OLD COUNTRY
                 STORE, INC ...........................        484
     44,400      DARDEN RESTAURANTS, INC ..............        555
     12,100     oFOODMAKER, INC .......................        182
      7,400     oLANDRYS SEAFOOD RESTAURANTS, INC .....        178
      8,200     oLONE STAR STEAKHOUSE & SALOON, INC ...        144
      9,500      LUBYS CAFETERIA, INC .................        167
    162,200      MCDONALDS CORP .......................      7,745
      1,100      MORRISON HEALTH CARE, INC ............         22
        825      MORRISON RESTAURANTS, INC ............          2
      9,900     oOUTBACK STEAKHOUSE, INC ..............        285
      7,850     oPAPA JOHNS INTERNATIONAL, INC ........        274
      7,100     oPLANET HOLLYWOOD, INC (CLASS A) ......         94
      2,100     oRAINFOREST CAFE, INC .................         69
      2,250     oRUBY TUESDAY, INC ....................         58
     10,900     oRYANS FAMILY STEAK HOUSES, INC .......         93
      2,700      SBARRO, INC ..........................         71
      5,600     oSHONEYS, INC .........................         18
     29,790     oTRICON GLOBAL RESTAURANTS, INC .......        866
     20,900      WENDYS INTERNATIONAL, INC ............        503
                                                       -----------
                                                            13,038
                                                       -----------
                ELECTRIC DISTRIBUTION
                 EQUIPMENT--0.28%
    146,966      CBS CORP .............................      4,326
     22,030      COOPER INDUSTRIES, INC ...............      1,079
      7,500     oLITTLEFUSE, INC ......................        187
      4,400     oMAGNETEK, INC ........................         86
      2,400     oOAK INDUSTRIES, INC ..................         71
                                                       -----------
                                                             5,749
                                                       -----------
                ELECTRIC LIGHTING AND
                 WIRING EQUIPMENT--0.04%
      1,500     oCHICAGO MINIATURE LAMP, INC ..........         51
      1,700      JUNO LIGHTING, INC ...................         30
     12,905      THOMAS & BETTS CORP ..................        610
      6,700      VALMONT INDUSTRIES ...................        131
                                                       -----------
                                                               822
                                                       -----------
                ELECTRIC SERVICES--2.42%
     29,100     oAES CORP .............................      1,357
     26,000      ALLEGHENY ENERGY, INC ................        845
     42,600      AMERICAN ELECTRIC POWER CO, INC ......      2,199
     25,000      ATLANTIC ENERGY, INC .................        530
     14,300      BOSTON EDISON CO .....................        542
     11,500     oCALENERGY, INC .......................        331
     32,200      CAROLINA POWER & LIGHT CO ............      1,366
     44,300      CENTRAL & SOUTH WEST CORP ............      1,199
      9,700      CENTRAL LOUISIANA ELECTRIC, INC ......        314
     30,123      CINERGY CORP .........................      1,154
     19,900      CMS ENERGY CORP ......................        877
      5,700      COMMONWEALTH ENERGY SYSTEM CO ........        190
     42,300      DOMINION RESOURCES, INC ..............      1,800
     21,600      DPL, INC .............................        621
     16,900      DQE, INC .............................        594
     30,000      DTE ENERGY CO ........................      1,041
     81,670      DUKE ENERGY CORP .....................      4,522
      3,300      EASTERN UTILITIES ASSOCIATION CO .....         87
     54,500      ENTERGY CORP .........................      1,632
     53,325     oFIRSTENERGY CORP .....................      1,546


                       See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                              ---------
                ELECTRIC SERVICES-(Continued)
     21,600      FLORIDA PROGRESS CORP ................ $      848
     36,100      FPL GROUP, INC .......................      2,137
     25,700      GPU, INC .............................      1,083
      6,400      HAWAIIAN ELECTRIC INDUSTRIES, INC ....        262
     61,849      HOUSTON INDUSTRIES, INC ..............      1,651
     11,800      IDAHO POWER CO .......................        444
     20,400      ILLINOVA CORP ........................        550
      8,500      KU ENERGY CORP .......................        334
     17,200      LOUISVILLE GAS & ELECTRIC
                  ENERGY CORP .........................        426
     12,200      MINNESOTA POWER & LIGHT CO ...........        531
     15,800      NEVADA POWER CO ......................        420
     17,600      NEW ENGLAND ELECTRIC SYSTEMS CO ......        752
     59,100      NORTHEAST UTILITIES CO ...............        698
     13,300      OGE ENERGY CORP ......................        727
     95,565      PG&E CORP ............................      2,909
     17,800      PINNACLE WEST CAPITAL CORP ...........        754
     29,400      POTOMAC ELECTRIC POWER CO ............        759
     34,600      PP&L RESOURCES, INC ..................        828
     21,940      PUGET SOUND ENERGY, INC ..............        662
    156,600      SOUTHERN CO ..........................      4,052
     30,300      TECO ENERGY, INC .....................        852
     51,582      TEXAS UTILITIES CO ...................      2,144
      4,940     oTUCSON ELECTRIC POWER CO .............         90
      7,610      UGI CORP .............................        223
     45,500      UNICOM CORP ..........................      1,399
      1,500      UNITED ILLUMINATING CO ...............         69
     28,900      WISCONSIN ENERGY CORP ................        831
      9,200      WPS RESOURCES CORP ...................        311
                                                       -----------
                                                            49,493
                                                       -----------
                ELECTRICAL GOODS--0.20%
     21,674     oARROW ELECTRONICS, INC ...............        703
      8,200     oAVID TECHNOLOGIES, INC ...............        219
      9,300      AVNET, INC ...........................        614
      2,950     oCELLSTAR CORP ........................         59
      9,200      GRAINGER (W.W.), INC .................        894
     10,565     oHSN, INC .............................        544
      7,900     oKENT ELECTRONICS CORP ................        198
      6,200     oMARSHALL INDUSTRIES, INC .............        186
      5,800     oOAK TECHNOLOGY, INC ..................         38
      1,950      PIONEER-STANDARD ELECTRONICS, INC ....         30
     13,500     oQUALCOMM, INC ........................        682
                                                       -----------
                                                             4,167
                                                       -----------
                ELECTRICAL INDUSTRIAL APPARATUS--0.41%
     17,200     oAMERICAN POWER CONVERSION CORP .......        406
      7,400      AMETEK, INC ..........................        200
      9,866      BALDOR ELECTRIC CO ...................        214
     92,600      EMERSON ELECTRIC CO ..................      5,226
     10,600      STEWART & STEVENSON SERVICES, INC ....        270
     35,150     oTHERMO ELECTRON CORP .................      1,564
      8,600     oUCAR INTERNATIONAL, INC ..............        343
      6,800     oVICOR CORP ...........................        184
      2,400     oZOLTEK COS, INC ......................         67
                                                       -----------
                                                             8,474
                                                       -----------
                ELECTRICAL WORK--0.01%
      7,900     oMEMC ELECTRONIC MATERIALS, INC .......        120
                                                       -----------
                ELECTRONIC COMPONENTS
                 AND ACCESSORIES--2.42%
      3,600     oACTEL CORP ...........................         45
     24,950     oADAPTEC, INC .........................        926
      1,900     oADVANCED ENERGY INDUSTRIES, INC ......         28


                                                           VALUE
     SHARES                                                (000)
     ------                                              ---------

     28,500     oADVANCED MICRO DEVICES, INC .......... $      511
      1,500     oALLIANCE SEMICONDUCTOR CORP ..........          7
     17,600     oALTERA CORP ..........................        583
     45,800      AMP, INC .............................      1,924
      3,000     oANADIGICS, INC .......................         90
     32,833     oANALOG DEVICES, INC ..................        909
     20,400     oATMEL CORP ...........................        379
      8,500      AVX CORP .............................        157
      9,200     oBERG ELECTRICS CORP ..................        209
      5,900     oBLACK BOX CORP .......................        209
      7,600      BMC INDUSTRIES, INC ..................        123
      4,100     oCHIPS & TECHNOLOGIES, INC ............         59
      2,800     oCOHERENT, INC ........................         98
      6,300     oCOMPUTER PRODUCTS, INC ...............        143
     19,300     oCYPRESS SEMICONDUCTOR CORP ...........        164
      8,000      DALLAS SEMICONDUCTOR CORP ............        326
      7,680     oDII GROUP, INC .......................        209
      3,900     oESS TECHNOLOGY .......................         30
      6,800     oGENERAL SEMICONDUCTOR, INC ...........         79
      2,900     oHADCO CORP ...........................        131
      7,150      HARMAN INTERNATIONAL
                  INDUSTRIES, INC .....................        303
     22,700     oINTEGRATED DEVICE TECHNOLOGY, INC ....        214
    372,670      INTEL CORP ...........................     26,180
     13,100     oINTERNATIONAL RECTIFIER CORP .........        155
      2,800     oJABIL CIRCUIT, INC ...................        111
     12,100     oKEMET CORP ...........................        234
      5,100     oLATTICE SEMICONDUCTOR CORP ...........        242
      4,800     oLEVEL ONE COMMUNICATIONS, INC ........        136
     14,800      LINEAR TECHNOLOGY CO .................        853
     27,900     oLSI LOGIC CORP .......................        551
     25,600     oMAXIM INTEGRATED PRODUCTS ............        883
      8,200      METHODE ELECTRONICS, INC (CLASS A) ...        133
      3,200     oMICREL, INC ..........................         90
     34,700     oMICRON TECHNOLOGY, INC ...............        902
     21,132      MOLEX, INC ...........................        679
      5,600     oMRV COMMUNICATIONS, INC ..............        134
     31,892     oNATIONAL SEMICONDUCTOR CORP ..........        827
      3,900     oOBJECTIVE SYSTEMS INTEGRATORS, INC ...         33
      6,300     oPMC-SIERRA, INC ......................        195
      1,100     oRADISYS CORP .........................         41
      5,000     oRAMBUS, INC ..........................        229
     12,100     oREAD RITE CORP .......................        191
     11,200     oS3, INC ..............................         56
      4,100     oSANDISK CORP .........................         83
      5,000     oSANMINA CORP .........................        339
      3,100     oSAWTEK, INC ..........................         82
     12,200     oSCI SYSTEMS, INC .....................        531
      8,800     oSILICON VALLEY GROUP, INC ............        199
      5,800     oSMART MODULAR TECHNOLOGIES, INC ......        133
      1,400     oSPEEDFAM INTERNATIONAL, INC ..........         37
     36,060     oTELLABS, INC .........................      1,907
     85,300      TEXAS INSTRUMENTS, INC ...............      3,839
      5,200     oUNITRODE CORP ........................        112
     18,036     oVISHAY INTERTECHNOLOGY, INC ..........        426
      1,500     oVISX, INC ............................         33
      8,400     oVITESSE SEMICONDUCTOR CORP ...........        317
      8,100     oVLSI TECHNOLOGY, INC .................        191
     14,400     oXILINX, INC ..........................        505
                                                       -----------
                                                            49,445
                                                       -----------
                ENGINEERING AND ARCHITECTURAL
                 SERVICES--0.01%
      6,100     oJACOBS ENGINEERING GROUP, INC ........        155
                                                       -----------


                       See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                              ---------

                ENGINES AND TURBINES--0.14%
     22,600      BRUNSWICK CORP ....................... $      685
      9,000      CUMMINS ENGINE CO, INC ...............        532
      5,100     oDETROIT DIESEL CORP ..................        121
     36,500      DRESSER INDUSTRIES, INC ..............      1,531
                                                       -----------
                                                             2,869
                                                       -----------
                FABRICATED RUBBER PRODUCTS,
                 NEC--0.03%
      8,500      CARLISLE COS, INC ....................        363
      4,500     oFOAMEX INTERNATIONAL, INC ............         49
      7,800      GENCORP, INC .........................        195
        500      STANDARD PRODUCTS CO .................         13
      1,100      WEST CO, INC .........................         33
                                                       -----------
                                                               653
                                                       -----------
                FABRICATED STRUCTURAL
                 METAL PRODUCTS--0.03%
      7,400     oMILLER INDUSTRIES, INC ...............         80
        675      TRANSPRO, INC ........................          6
      9,800      TRINITY INDUSTRIES, INC ..............        437
                                                       -----------
                                                               523
                                                       -----------
                FAMILY CLOTHING STORES--0.18%
     67,050      GAP, INC .............................      2,376
      9,100      NORDSTROM, INC .......................        549
     15,400     oSAKS HOLDINGS, INC ...................        319
      7,500     oSTAGE STORES, INC ....................        280
      4,200     oSTEIN MART, INC ......................        112
                                                       -----------
                                                             3,636
                                                       -----------
                FARM AND GARDEN MACHINERY--0.24%
     13,700      AGCO CORP ............................        401
     17,500      CASE CORP ............................      1,058
     56,200      DEERE & CO ...........................      3,277
      2,400      TORO CO ..............................        102
                                                       -----------
                                                             4,838
                                                       -----------
                FARM-PRODUCT RAW MATERIALS--0.04%
     12,900      DIMON, INC ...........................        339
      9,300      UNIVERSAL CORP .......................        382
                                                       -----------
                                                               721
                                                       -----------
                FEDERAL AND FEDERALLY-SPONSORED
                 CREDIT AGENCIES--1.05%
     235,800     FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION .........................     13,455
    151,900      FREDDIE MAC ..........................      6,370
     10,800      SLM HOLDING CORP .....................      1,503
      2,000      STUDENT LOAN CORP ....................         99
                                                       -----------
                                                            21,427
                                                       -----------
                FIRE, MARINE AND CASUALTY
                 INSURANCE--0.91%
     12,150      ALLIED GROUP, INC ....................        348
     87,228      ALLSTATE CORP ........................      7,927
      7,800      AMERICAN FINANCIAL GROUP, INC ........        314
      6,400      ARGONAUT GROUP, INC ..................        217
      4,500      CITIZENS CORP ........................        129
      7,900      COMMERCE GROUP, INC ..................        258
      3,800      ERIE INDEMNITY CO (CLASS A) ..........        112
      8,700      FRONTIER INSURANCE GROUP, INC ........        199
      3,000      HARLEYSVILLE GROUP, INC ..............         72
     22,600      HARTFORD FINANCIAL SERVICES
                  GROUP, INC ..........................      2,115
     10,700      HCC INSURANCE HOLDINGS, INC ..........        227
      9,000      HORACE MANN EDUCATORS CORP ...........        256
      5,000      HSB GROUP, INC .......................        276
        300     oMARKEL CORP ..........................         47

                                                            VALUE
     SHARES                                                 (000)
     ------                                              ----------

      4,800      MERCURY GENERAL CORP ................. $      265
      8,700      NAC RE CORP ..........................        425
     10,500      PROGRESSIVE CORP .....................      1,259
     28,600      SAFECO CORP ..........................      1,394
     16,700      ST. PAUL COS, INC ....................      1,370
     12,900      TIG HOLDINGS, INC ....................        428
      2,850      TRANSATLANTIC HOLDINGS, INC ..........        204
     22,800      USF&G CORP ...........................        503
      5,400      VESTA INSURANCE GROUP, INC ...........        321
                                                       -----------
                                                            18,666
                                                       -----------
                FLAT GLASS--0.10%
     37,200      PPG INDUSTRIES, INC ..................      2,125
                                                       -----------
                FOOTWEAR EXCEPT, RUBBER--0.03%
      9,969     oFOOTSTAR, INC ........................        268
        600      JUSTIN INDUSTRIES, INC ...............          8
      8,400     oNINE WEST GROUP, INC .................        218
     10,500      STRIDE RITE CORP .....................        126
                                                       -----------
                                                               620
                                                       -----------
                FREIGHT TRANSPORTATION
                 ARRANGEMENT--0.03%
      5,000      AIRBORNE FREIGHT CORP ................        311
      8,300      EXPEDITORS INTERNATIONAL
                  OF WASHINGTON .......................        320
      3,000     oFRITZ COS, INC .......................         42
                                                       -----------
                                                               673
                                                       -----------
                 FUNERAL SERVICE AND
                 CREMATORIES--0.13%
      3,700     oEQUITY CORP INTERNATIONAL ............         86
     51,300      SERVICE CORP INTERNATIONAL ...........      1,895
     12,500      STEWART ENTERPRISES, INC (CLASS A) ...        583
                                                       -----------
                                                             2,564
                                                       -----------
                FURNITURE AND HOME FURNISHINGS
                 STORES--0.09%
      9,300     oBED BATH & BEYOND, INC ...............        358
      1,200     oBOMBAY, INC ..........................          6
      7,800      ETHAN ALLEN INTERIORS, INC ...........        301
     21,100      HEILIG MEYERS CO .....................        253
      5,400     oLINENS N THINGS, INC .................        236
     19,370      PIER 1 IMPORTS, INC ..................        438
      4,500     oWILLIAMS-SONOMA, INC .................        188
                                                       -----------
                                                             1,780
                                                       -----------
                GAS PRODUCTION AND
                 DISTRIBUTION--0.58%
     16,800      AGL RESOURCES, INC ...................        343
      8,282      ATMOS ENERGY CORP ....................        251
     22,900      COASTAL CORP .........................      1,418
     15,248      EL PASO NATURAL GAS CO ...............      1,014
      8,200      EQUITABLE RESOURCES, INC .............        290
      7,500      INDIANA ENERGY, INC ..................        247
     13,100      KEYSPAN ENERGY CORP ..................        482
      5,000      KN ENERGY, INC .......................        270
     16,900      MCN ENERGY GROUP, INC ................        682
      6,500      MDU RESOURCES GROUP, INC .............        206
     11,500      NATIONAL FUEL GAS CO .................        560
     30,200      NGC CORP .............................        529
     11,400      NICOR, INC ...........................        481
     11,900      NORTHWEST NATURAL GAS CO .............        369
      7,236      ONEOK, INC ...........................        292
      6,300      PEOPLES ENERGY CORP ..................        248
      9,489      PIEDMONT NATURAL GAS CO, INC .........        341
      8,200     oPRIMARK CORP .........................        334
     20,700      SONAT, INC ...........................        947


                       See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                              ---------
                GAS PRODUCTION AND
                 DISTRIBUTION-(Continued)
      5,800      SOUTHWEST GAS CORP ................... $      108
     10,800      WASHINGTON GAS LIGHT CO ..............        334
      3,300      WESTERN GAS RESOURCES, INC ...........         73
     70,334      WILLIAMS COS, INC ....................      1,996
                                                       -----------
                                                            11,815
                                                       -----------
                GENERAL INDUSTRIAL MACHINERY--0.43%
     12,300     oCOLTEC INDUSTRIES, INC ...............        285
      5,000      DONALDSON CO, INC ....................        225
     11,800      FEDERAL-MOGUL CORP ...................        478
     13,705      FLOWSERVE CORP .......................        383
     11,100      GENERAL SIGNAL CORP ..................        468
      3,700      GRACO, INC ...........................        138
      2,200      HELIX TECHNOLOGY CORP ................         43
      7,900      IDEX CORP ............................        276
     34,400      INGERSOLL-RAND CO ....................      1,393
      9,800      KAYDON CORP ..........................        320
      3,300      NORDSON CORP .........................        151
     28,700      PALL CORP ............................        594
      8,500      ROPER INDUSTRIES, INC ................        240
     13,100      SUNDSTRAND CORP ......................        660
     11,863      TIMKEN CO ............................        408
     58,790      TYCO INTERNATIONAL LTD ...............      2,649
                                                       -----------
                                                             8,711
                                                       -----------
                GLASS AND GLASSWARE,
                 PRESSED OR BLOWN--0.20%
     52,100      CORNING, INC .........................      1,934
      2,100     oDUPONT PHOTOMASKS, INC ...............         73
      4,900      LANCASTER COLONY CORP ................        276
      3,700      LIBBEY, INC ..........................        140
     10,000      OWENS CORNING CO .....................        341
     24,900     oOWENS ILLINOIS, INC ..................        945
      8,500     oSOLA INTERNATIONAL, INC ..............        276
                                                       -----------
                                                             3,985
                                                       -----------
                GOLD AND SILVER ORES--0.13%
     18,600     oAMAX GOLD, INC .......................         43
     49,800      BATTLE MOUNTAIN GOLD CO ..............        293
      4,500     oCOEUR DALENE MINES CORP ..............         41
     17,692      FREEPORT MCMORAN COPPER & GOLD,
                  INC (CLASS A) .......................        271
     17,333      FREEPORT-MCMORAN COPPER & GOLD,
                  INC (CLASS B) .......................        273
      7,891     oGETCHELL GOLD CORP ...................        189
     50,600      HOMESTAKE MINING CO ..................        449
      3,800      NEWMONT GOLD CO ......................        113
     31,335      NEWMONT MINING CORP ..................        920
      9,000     oSUNSHINE MINING & REFINING CO ........          9
                                                       -----------
                                                             2,601
                                                       -----------
                GRAIN MILL PRODUCTS--0.74%
    122,575      ARCHER DANIELS MIDLAND CO ............      2,658
     32,700      CPC INTERNATIONAL, INC ...............      3,532
     35,011      GENERAL MILLS, INC ...................      2,508
     50,300      KELLOGG CO ...........................      2,496
     30,500      QUAKER OATS CO .......................      1,609
     10,500     oRALCORP HOLDINGS, INC ................        178
     23,200      RALSTON PURINA CO ....................      2,156
                                                       -----------
                                                            15,137
                                                       -----------
                GREETING CARDS--0.03%
     14,000      AMERICAN GREETINGS CORP (CLASS A) ....        548
        700     oGIBSON GREETINGS, INC ................         15
                                                       -----------
                                                               563
                                                       -----------


                                                           VALUE
     SHARES                                                (000)
     ------                                              ---------
                GROCERIES AND RELATED
                 PRODUCTS--0.24%
      9,580      EARTHGRAINS CO ....................... $      450
     12,181      FLEMING COS, INC .....................        164
     21,850      FLOWERS INDUSTRIES, INC ..............        449
     16,600     oGENERAL NUTRITION COS, INC ...........        564
     10,790     oJP FOODSERVICE, INC ..................        399
     12,050      RICHFOOD HOLDINGS, INC ...............        340
      4,500     oSUIZA FOODS CORP .....................        268
     14,100      SUPERVALU, INC .......................        590
     38,400      SYSCO CORP ...........................      1,750
                                                       -----------
                                                             4,974
                                                       -----------
                GROCERY STORES--0.61%
     50,300      ALBERTSONS, INC ......................      2,383
     48,200      AMERICAN STORES CO ...................        991
     83,500      FOOD LION, INC (CLASS B) .............        689
     19,400      GIANT FOOD, INC (CLASS A) ............        654
      8,000      GREAT ATLANTIC & PACIFIC TEA CO, INC .        238
     12,600      HANNAFORD BROTHERS, INC ..............        547
     48,200     oKROGER CO ............................      1,780
      4,212     oQUALITY FOOD CENTERS, INC ............        282
     54,242     oSAFEWAY, INC .........................      3,431
     21,700     oSOUTHLAND CORP .......................         46
      3,400      WEIS MARKETS, INC ....................        119
      6,200     oWHOLE FOODS MARKET, INC ..............        317
     21,100      WINN DIXIE STORES, INC ...............        922
                                                       -----------
                                                            12,399
                                                       -----------
                GUIDED MISSILES, SPACE VEHICLES
                 AND PARTS--0.27%
     37,576      LOCKHEED MARTIN CORP .................      3,701
     10,800     oORBITAL SCIENCES CORP ................        321
     27,500      TRW, INC .............................      1,468
                                                       -----------
                                                             5,490
                                                       -----------
                HARDWARE, PLUMBING AND HEATING
                 EQUIPMENT--0.01%
      5,900      FASTENAL CO ..........................        226
                                                       -----------
                HEALTH AND ALLIED SERVICES,
                 NEC--0.30%
      2,900     oACCESS HEALTH, INC ...................         85
      6,000     oBUCKEYE TECHNOLOGIES, INC ............        278
      1,800     oCOASTAL PHYSICIAN GROUP, INC .........          1
     80,244     oHEALTHSOUTH CORP .....................      2,227
      7,300     oLINCARE HOLDINGS, INC ................        416
      8,300     oMID ATLANTIC MEDICAL SERVICES, INC ...        106
     14,500     oNOVACARE, INC ........................        189
     17,200      OMNICARE, INC ........................        533
     10,285     oPHARMERICA, INC ......................        107
      4,900     oRENAL CARE GROUP, INC ................        157
      6,400     oRENAL TREATMENT CENTERS, INC .........        231
     37,100      UNITED HEALTHCARE CORP ...............      1,843
                                                       -----------
                                                             6,173
                                                       -----------
                HEAVY CONSTRUCTION,
                 EXCEPT HIGHWAY--0.04%
     15,600      FLUOR CORP ...........................        583
     15,900     oGLOBAL INDUSTRIES LTD ................        270
                                                       -----------
                                                               853
                                                       -----------
                HOLDING OFFICES--0.22%
     14,100      AMBAC FINANCIAL GROUP, INC ...........        649
     10,900      EVEREST REINSURANCE HOLDINGS, INC ....        450
     28,504      HIBERNIA CORP (CLASS A) ..............        536
      4,300     oSEACOR SMIT, INC .....................        259


                       See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                              ---------
                HOLDING OFFICES-(Continued)
     20,680      SIGMA ALDRICH CORP ................... $      822
     39,530      TENNECO, INC .........................      1,561
     10,100      UST CORP .............................        280
                                                       -----------
                                                             4,557
                                                       -----------
                HOME HEALTH CARE SERVICES--0.01%
     14,200     oAPRIA HEALTHCARE GROUP, INC ..........        191
      5,178     oCORAM HEALTHCARE CORP ................         17
      3,100     oMAXICARE HEALTH PLANS, INC ...........         34
                                                       -----------
                                                               242
                                                       -----------
                HORTICULTURAL SPECIALTIES--0.09%
     16,400      PIONEER-HI-BRED INTERNATIONAL, INC ...      1,759
                                                       -----------
                HOSPITALS--0.42%
    141,155      COLUMBIA/HCA HEALTHCARE CORP .........      4,182
     30,643     oHEALTH MANAGEMENT ASSOCIATES, INC
                  (CLASS A) ...........................        774
     34,000     oHUMANA, INC ..........................        706
      2,500     oPEDIATRIX MEDICAL GROUP, INC .........        107
     62,850     oTENET HEALTHCARE CORP ................      2,082
     10,200     oUNIVERSAL HEALTH SERVICES, INC .......        514
     12,615     oVENCOR, INC ..........................        308
                                                       -----------
                                                             8,673
                                                       -----------
                HOTELS AND MOTELS--0.69%
      2,600     oAVATEX CORP ..........................          5
      9,300     oAZTAR CORP ...........................         58
      7,350     oBRISTOL HOTEL CO .....................        214
      8,800     oCAPSTAR HOTEL CO .....................        302
        500     oCASINO MAGIC CORP ....................          1
    177,030     oCENDANT CORP .........................      6,085
     11,500     oCHOICE HOTELS INTERNATIONAL, INC .....        184
     17,800     oEXTENDED STAY AMERICA, INC ...........        221
      6,450     oGRAND CASINOS, INC ...................         88
     21,600     oHARRAHS ENTERTAINMENT, INC ...........        408
     38,800      HILTON HOTELS CORP ...................      1,154
     41,600     oHOST MARRIOTT CORP ...................        816
      1,940     oHOST MARRIOTT SERVICES CORP ..........         29
      6,700     oINTERSTATE HOTELS CO .................        235
     14,650      LA QUINTA INNS, INC ..................        283
     23,000      MARRIOTT INTERNATIONAL, INC ..........      1,593
      7,100     oMGM GRAND, INC .......................        256
      3,600     oPRIMADONNA RESORTS, INC ..............         60
     21,300     oPRIME HOSPITALITY CORP ...............        434
     20,887     oPROMUS HOTEL CORP ....................        877
      3,100     oRED ROOF INNS, INC ...................         47
        800     oRIO HOTEL & CASINO, INC ..............         17
      3,100      SHOWBOAT, INC ........................         91
      8,600     oSIGNATURE RESORTS, INC ...............        188
      6,700     oSTATION CASINOS, INC .................         68
      3,833     oSUNBURST HOSPITALITY CORP ............         38
      5,100     oTRUMP HOTEL & CASINO RESORT, INC .....         34
      7,600     oVAIL RESORTS, INC ....................        197
      1,450     oWHG RESORTS & CASINO, INC ............         32
      3,200     oWYNDHAM HOTEL CORP ...................        129
                                                       -----------
                                                            14,144
                                                       -----------
                HOUSEHOLD APPLIANCE STORES--0.03%
     14,900      SUNBEAM CORP .........................        628
                                                       -----------
                HOUSEHOLD APPLIANCES--2.73%
    740,000      GENERAL ELECTRIC CO ..................     54,298
     21,900      MAYTAG CO ............................        817
     13,100      WHIRLPOOL CORP .......................        721
                                                       -----------
                                                            55,836
                                                       -----------


                                                           VALUE
     SHARES                                                (000)
     ------                                              ---------
                HOUSEHOLD AUDIO AND
                 VIDEO EQUIPMENT--0.00%
      4,400     oZENITH ELECTRONICS CORP .............. $       24
                                                       -----------
                HOUSEHOLD FURNITURE--0.06%
        800      BASSETT FURNITURE INDUSTRIES, INC ....         24
     14,600     oFURNITURE BRANDS
                  INTERNATIONAL, INC ..................        299
      1,500      LA-Z-BOY, INC ........................         65
     21,000      LEGGETT & PLATT, INC .................        879
                                                       -----------
                                                             1,267
                                                       -----------
                INDUSTRIAL INORGANIC
                 CHEMICALS--0.43%
     21,200      AIR PRODUCTS & CHEMICALS, INC ........      1,744
     15,100     oAIRGAS, INC ..........................        211
      7,200      ALBEMARLE CORP .......................        172
      9,300      CALGON CARBON CORP ...................        100
     20,900      ENGELHARD CORP .......................        363
      9,400      GEORGIA GULF CORP ....................        288
     14,800      GRACE (W.R.) & CO ....................      1,190
     12,600      GREAT LAKES CHEMICAL CORP ............        565
     13,500     oKAISER ALUMINUN CORP .................        119
     21,500      MILLENNIUM CHEMICAL, INC .............        507
      9,400      MINERALS TECHNOLOGIES, INC ...........        427
      4,900     oNL INDUSTRIES, INC ...................         67
     10,500      OLIN CORP ............................        492
     31,700      PRAXAIR, INC .........................      1,427
     23,900      UNION CARBIDE CORP ...................      1,026
                                                       -----------
                                                             8,698
                                                       -----------
                INDUSTRIAL MACHINERY, NEC--0.03%
      6,400      APPLIED POWER, INC (CLASS A) .........        442
      8,000     oUNOVA, INC ...........................        132
                                                       -----------
                                                               574
                                                       -----------
                INDUSTRIAL ORGANIC CHEMICALS--0.12%
      4,600      ARCO CHEMICAL CO .....................        215
     16,600      CROMPTON & KNOWLES CORP ..............        440
     29,400      ETHYL CORP ...........................        226
     12,600      LUBRIZOL CORP ........................        465
      1,700     oMIRAVANT MEDICAL TECHNOLOGY ..........         68
      5,850      OM GROUP, INC ........................        214
      8,200      ROHM & HAAS CO .......................        785
                                                       -----------
                                                             2,413
                                                       -----------
                INSURANCE AGENTS, BROKERS,
                 AND SERVICE--0.27%
     15,256      ALLMERICA FINANCIAL CORP .............        762
     29,150      AON CORP .............................      1,709
      9,350      BERKLEY (W.R.) CORP ..................        410
      4,600      GALLAGHER (ARTHUR J.) & CO ...........        158
     29,000      MARSH & MCLENNAN COS, INC ............      2,162
      9,200      SELECTIVE INSURANCE GROUP, INC .......        248
                                                       -----------
                                                             5,449
                                                       -----------
                INSURANCE CARRIERS, NEC--0.08%
     17,200      MBIA, INC ............................      1,149
     15,900      WESTERN NATIONAL CORP ................        471
                                                       -----------
                                                             1,620
                                                       -----------
                IRON ORES--0.00%
      2,100      CLEVELAND CLIFFS, INC ................         96
                                                       -----------
                JEWELRY, SILVERWARE AND
                  PLATED WARE--0.02%
      8,400      JOSTENS, INC .........................        194
      6,600      TIFFANY & CO .........................        238
                                                       -----------
                                                               432
                                                       -----------

                       See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                              ---------

                KNITTING MILLS--0.01%
      6,900      ST. JOHN KNITS, INC .................. $      276
                                                       -----------
                LANDSCAPE AND HORTICULTURAL
                 SERVICES--0.01%
      7,900      ROLLINS, INC .........................        160
                                                       -----------
                LAUNDRY, CLEANING AND
                 GARMENT SERVICES--0.07%
     15,200      CINTAS CORP ..........................        593
      6,900      G & K SERVICES, INC (CLASS A) ........        290
     11,700      NATIONAL SERVICE INDUSTRIES, INC .....        580
                                                       -----------
                                                             1,463
                                                       -----------
                LEAD AND ZINC ORES--0.00%
      6,700     oHECLA MINING CO ......................         33
                                                       -----------
                LEATHER TANNING AND FINISHING--0.02%
     15,362      WOLVERINE WORLD WIDE, INC ............        348
                                                       -----------
                LEGAL SERVICES--0.01%
      7,200     oPREPAID LEGAL SERVICES, INC ..........        246
                                                       -----------
                LIFE INSURANCE--3.21%
      9,400      20TH CENTURY INDUSTRIES ..............        244
      4,463      AEGON N.V. ARS .......................        400
     31,218      AETNA, INC ...........................      2,203
     12,600      AMERICAN BANKERS INSURANCE
                 GROUP, INC ...........................        579
     51,101      AMERICAN GENERAL CORP ................      2,763
    135,975      AMERICAN INTERNATIONAL GROUP, INC ....     14,787
        500      AMERICAN NATIONAL INSURANCE CO .......         47
      3,800      AMERUS LIFE HOLDINGS, INC (CLASS A) ..        140
     35,000      CHUBB CORP ...........................      2,647
     15,800      CIGNA CORP ...........................      2,734
     12,903      CINCINNATI FINANCIAL CORP ............      1,816
     39,184      CONSECO, INC .........................      1,780
      2,300     oDELPHI FINANCIAL GROUP, INC ..........        104
     18,500      EQUITABLE COS, INC ...................        920
      6,800      FREMONT GENERAL CORP .................        372
     18,200      GENERAL REINSURANCE CORP .............      3,858
     10,900      HARTFORD LIFE, INC (CLASS A) .........        494
        850     oHIGHLANDS INSURANCE GROUP, INC .......         24
     15,250      JEFFERSON-PILOT CORP .................      1,188
      5,700      JOHN ALDEN FINANCIAL CORP ............        137
      4,300      LIBERTY CORP .........................        201
      4,800      LIBERTY FINANCIAL COS, INC ...........        181
      4,100      LIFE RE CORP .........................        267
     21,100      LINCOLN NATIONAL CORP ................      1,648
     15,600      LOEWS CORP ...........................      1,656
      7,300      NATIONWIDE FINANCIAL SERVICES, INC
                  (CLASS A) ...........................        264
      7,200      OHIO CASUALTY CORP ...................        321
     17,850      OLD REPUBLIC INTERNATIONAL CORP ......        664
      8,800      ORION CAPITAL CORP ...................        409
     10,300      PENNCORP FINANCIAL GROUP, INC ........        368
      7,800      PRESIDENTIAL LIFE CORP ...............        158
      8,100      PROTECTIVE LIFE CORP .................        484
     14,108     oPROVIDENT COS, INC ...................        545
     19,100      PROVIDIAN FINANCIAL CORP .............        863
      8,800      REINSURANCE GROUP OF AMERICA, INC ....        375
     14,000      RELIANCE GROUP HOLDINGS, INC .........        198
     19,706      RELIASTAR FINANCIAL CORP .............        812
     41,600      SUNAMERICA, INC ......................      1,778
     28,300      TORCHMARK CORP .......................      1,190
    258,846      TRAVELERS GROUP, INC .................     13,945
     10,300     oUICI .................................        359
     28,500      UNUM CORP ............................      1,550
                                                       -----------
                                                            65,473
                                                       -----------

                                                           VALUE
     SHARES                                                (000)
     ------                                              ---------

                LOGGING--0.00%
      1,857      DELTIC TIMBER CORP ................... $       51
                                                       -----------
                LUGGAGE--0.01%
      4,400     oSAMSONITE CORP .......................        139
                                                       -----------
                LUMBER AND CONSTRUCTION
                 MATERIALS--0.07%
     17,600      GEORGIA PACIFIC CORP
                  (PACKAGING GROUP) ...................      1,069
     17,600     oGEORGIA PACIFIC CORP (TIMBER GROUP) ..        399
                                                       -----------
                                                             1,468
                                                       -----------
                LUMBER AND OTHER BUILDING
                 MATERIALS--0.56%
      5,700     oEAGLE HARDWARE & GARDEN, INC .........        110
    167,100      HOME DEPOT, INC ......................      9,838
     30,400      LOWES COS, INC .......................      1,450
                                                       -----------
                                                            11,398
                                                       -----------
                MACHINERY, EQUIPMENT,
                 AND SUPPLIES--0.01%
      5,100      AAR CORP .............................        198
                                                       -----------
                MAILING, REPRODUCTION AND
                 STENOGRAPHIC SERVICES--0.01%
      7,700     oADVO, INC ............................        150
      4,400     oAMERICAN BUSINESS INFORMATION, INC
                  (CLASS A) ...........................         46
      4,400     oAMERICAN BUSINESS INFORMATION, INC
                  (CLASS B) ...........................         45
                                                       -----------
                                                               241
                                                       -----------
                MANAGEMENT AND
                 PUBLIC RELATIONS--0.08%
      5,400     oABR INFORMATION SERVICES, INC ........        129
     17,100     oCORRECTIONS CORP OF AMERICA ..........        634
      9,800     oGARTNER GROUP, INC (CLASS A) .........        365
     12,100     oMEDAPHIS CORP ........................         79
      2,900     oWACKENHUT CORRECTIONS CORP ...........         78
     19,100      WHEELABRATOR TECHNOLOGIES, INC .......        307
      2,500     oWHITTMAN HART, INC ...................         86
                                                       -----------
                                                             1,678
                                                       -----------
                MANIFOLD BUSINESS FORMS--0.02%
      2,900      STANDARD REGISTER, INC ...............        101
     10,500      WALLACE COMPUTER SERVICES, INC .......        408
                                                       -----------
                                                               509
                                                       -----------
                MEASURING AND CONTROLLING
                 DEVICES--0.52%
      5,600     oALLEN TELECOM, INC ...................        103
     11,500      BECKMAN INSTRUMENTS, INC .............        460
      6,600     oBURR BROWN CORP ......................        212
      6,900     oC-CUBE MICROSYSTEMS, INC .............        113
        600     oCELLPRO, INC .........................          1
     10,100     oCOGNEX CORP ..........................        275
      4,300     oCREDENCE SYSTEMS CORP ................        127
      7,600     oCYMER, INC ...........................        114
      3,300     oDIONEX CORP ..........................        164
     20,500      EG & G, INC ..........................        427
      4,100     oELECTROGLAS, INC .....................         63
     10,200      FISHER SCIENTIFIC INTERNATIONAL, INC .        487
     12,800     oGENRAD, INC ..........................        386
      5,300     oHAEMONETICS CORP .....................         74
     29,800      HONEYWELL, INC .......................      2,041
     10,400     oINPUT/OUTPUT, INC ....................        309
     22,000      JOHNSON CONTROLS, INC ................      1,051
     17,600     oKLA-TENCOR CORP ......................        680
      2,000      LIFE TECHNOLOGIES, INC ...............         67


                       See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                              ---------
                MEASURING AND CONTROLLING
                 DEVICES-(Continued)
      2,600     oLTX CORP ............................. $       12
     16,100      MILLIPORE CORP .......................        546
        800    xoOMEGA ENVIRONMENTAL, INC .............          0
     11,900      PERKIN-ELMER CORP ....................        846
     14,750      TEKTRONIX, INC .......................        585
     17,500     oTERADYNE, INC ........................        560
      3,968     oTHERMO INSTRUMENT SYSTEMS, INC .......        137
      2,300     oTHERMO OPTEK CORP ....................         35
        322     oTHERMO VISION CORP ...................          3
      4,100     oTHERMOQUEST CORP .....................         74
      8,800     oUNIPHASE CORP ........................        364
      8,800     oWATERS CORP ..........................        331
      1,900      X RITE, INC ..........................         35
                                                       -----------
                                                            10,682
                                                       -----------
                MEAT PRODUCTS--0.23%
     14,300      BOB EVANS FARMS, INC .................        316
     14,200      CHIQUITA BRANDS INTERNATIONAL, INC ...        232
    105,400      CONAGRA, INC .........................      3,458
     21,100      IBP, INC .............................        442
      8,800     oSMITHFIELD FOODS, INC ................        290
        353      WLR FOODS, INC .......................          3
                                                       -----------
                                                             4,741
                                                       -----------
                MEDICAL AND DENTAL
                 LABORATORIES--0.00%
      3,775     oQUEST DIAGNOSTICS, INC ...............         64
                                                       -----------
                MEDICAL INSTRUMENTS
                 AND SUPPLIES--1.83%
      4,200     oACUSON CORP ..........................         70
     20,200     oALZA CORP ............................        643
      4,400      ARROW INTERNATIONAL, INC .............        163
      7,100     oARTERIAL VASCULAR ENGINEERING, INC ...        462
      3,100     oATL ULTRASOUND, INC ..................        143
      6,300      BALLARD MEDICAL PRODUCTS CO ..........        153
     12,400      BARD (C.R.), INC .....................        388
     24,400      BECTON DICKINSON & CO ................      1,220
     21,300      BIOMET, INC ..........................        546
     25,552     oBOSTON SCIENTIFIC CORP ...............      1,172
      1,300     oCNS, INC .............................          9
      2,200     oCYGNUS, INC ..........................         44
      1,000     oCYTYC CORP ...........................         25
      1,200     oDATASCOPE CORP .......................         31
     12,000      DENTSPLY INTERNATIONAL, INC ..........        366
      3,300      DEPUY, INC ...........................         95
        400      DIAGNOSTIC PRODUCTS CORP .............         11
      6,283     oFRESENIUS MEDICAL CARE AG ADR ........        137
     31,242      GUIDANT CORP .........................      1,945
      8,800      INVACARE CORP ........................        191
      3,200     oISOLYSER CO, INC .....................          8
    306,110      JOHNSON & JOHNSON CO .................     20,165
    104,700      MEDTRONIC, INC .......................      5,477
      7,700      MENTOR CORP ..........................        281
      5,500     oSAFESKIN CORP ........................        312
      4,700     oSOFAMOR DANEK GROUP, INC .............        306
     18,600     oST. JUDE MEDICAL, INC ................        567
      8,710     oSTERIS CORP ..........................        420
     15,300      STRYKER CORP .........................        570
      4,250     oSUMMIT TECHNOLOGY, INC ...............         19
      2,200     oSUNRISE MEDICAL, INC .................         34
     11,400     oSYBRON INTERNATIONAL CORP ............        535
      7,500     oTHERMEDICS, INC ......................        123
     14,700      U.S. SURGICAL CORP ...................        431


                                                           VALUE
     SHARES                                                (000)
     ------                                              ---------

      6,500      VARIAN ASSOCIATES, INC ............... $      329
      7,000     oVIVUS, INC ...........................         74
                                                       -----------
                                                            37,465
                                                       -----------
                MEDICAL SERVICE AND
                 HEALTH INSURANCE--0.28%
     26,750      AFLAC, INC ...........................      1,368
      2,500     oCNA FINANCIAL CORP ...................        319
     19,800     oCONCENTRA MANAGED CARE, INC ..........        668
      7,600     oCOVENTRY CORP ........................        116
     26,670     oFOUNDATION HEALTH SYSTEMS (CLASS A) ..        597
      5,400     oFPA MEDICAL MANAGEMENT, INC ..........        101
     15,400     oOXFORD HEALTH PLANS, INC .............        240
        824     oPACIFICARE HEALTH SYSTEMS, INC
                  (CLASS A) ...........................         41
      9,420     oPACIFICARE HEALTH SYSTEMS, INC
                  (CLASS B) ...........................        493
      3,600     oPHYMATRIX CORP .......................         57
     16,050     oQUORUM HEALTH GROUP, INC .............        419
     15,200      TRAVELERS PROPERTY CASUALTY CORP .....        669
     12,400     oTRIGON HEALTHCARE, INC ...............        324
      1,600      UNITED WISCONSIN SERVICES, INC .......         41
      5,134     oWELLPOINT HEALTH NETWORKS, INC .......        217
                                                       -----------
                                                             5,670
                                                       -----------
                MEN'S AND BOYS' CLOTHING STORES--0.01%
      5,900     oMENS WAREHOUSE, INC ..................        205
                                                       -----------
                MEN'S AND BOYS' FURNISHINGS--0.13%
      4,700      AUTHENTIC FITNESS CORP ...............         87
     19,500     oFRUIT OF THE LOOM, INC (CLASS A) .....        500
      1,300      PHILLIPS VAN HEUSEN CORP .............         19
      7,800      RUSSELL CORP .........................        207
     29,300      VF CORP ..............................      1,346
     17,000      WARNACO GROUP, INC (CLASS A) .........        533
                                                       -----------
                                                             2,692
                                                       -----------
                MEN'S AND BOYS' SUITS
                 AND COATS--0.01%
      7,800      KELLWOOD CO ..........................        234
                                                       -----------
                METAL CANS AND
                 SHIPPING CONTAINERS--0.09%
     12,026      BALL CORP ............................        425
     25,200      CROWN CORK & SEAL CO, INC ............      1,263
      5,500     oSILGAN HOLDINGS, INC .................        179
                                                       -----------
                                                             1,867
                                                       -----------
                METAL FORGINGS AND STAMPINGS--0.13%
      8,200     oHEXCEL CORP ..........................        204
     11,800      MASCOTECH, INC .......................        217
     33,500      ROCKWELL INTERNATIONAL CORP ..........      1,750
      6,900     oTOWER AUTOMOTIVE, INC ................        290
      7,700     oWYMAN-GORDON CO ......................        151
                                                       -----------
                                                             2,612
                                                       -----------
                METALS AND MINERALS,
                 EXCEPT PETROLEUM--0.01%
      2,800      COMMERCIAL METALS CO .................         88
        260      WESCO FINANCIAL CORP .................         78
                                                       -----------
                                                               166
                                                       -----------
                METALWORKING MACHINERY--0.07%
     18,300      BLACK & DECKER CORP ..................        715
      8,400      CINCINNATI MILACRON, INC .............        218
      6,180      KENNAMETAL, INC ......................        320
      8,100     oMOHAWK INDUSTRIES, INC ...............        178
      3,800    xoMOLTEN METAL TECHNOLOGY, INC .........          0
                                                       -----------
                                                             1,431
                                                       -----------


                       See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                              ---------

                MILLWORK, PLYWOOD &
                 STRUCTURAL MEMBERS--0.00%
      1,100      TJ INTERNATIONAL, INC ................ $       27
                                                       -----------
                MISCELLANEOUS AMUSEMENT, RECREATION
                 SERVICES--0.09%
      2,300     oANCHOR GAMING CO .....................        128
        600     oARGOSY GAMING CORP ...................          2
        850     oBALLY TOTAL FITNESS HOLDINGS CORP ....         19
     12,800     oBOYD GAMING CORP .....................         85
     22,600     oCIRCUS CIRCUS ENTERPRISES, INC .......        463
     35,900     oMIRAGE RESORT, INC ...................        817
      2,600     oPREMIER PARKS, INC ...................        105
      2,300     oSCIENTIFIC GAMES HOLDINGS CORP .......         47
      5,500     oSPEEDWAY MOTORSPORTS, INC ............        136
                                                       -----------
                                                             1,802
                                                       -----------
                MISCELLANEOUS APPAREL AND
                 ACCESSORY STORES--0.06%
      2,600     oCML GROUP, INC .......................          9
     37,700      TJX COS, INC .........................      1,296
                                                       -----------
                                                             1,305
                                                       -----------
                MISCELLANEOUS APPAREL
                 AND ACCESSORIES--0.02%
     13,500     oNAUTICA ENTERPRISES, INC .............        314
                                                       -----------
                MISCELLANEOUS BUSINESS
                 SERVICES--0.21%
      3,400     oAPAC TELESERVICES, INC ...............         46
      4,100     oCARIBINER INTERNATIONAL, INC .........        182
     10,000     oCHECKFREE CORP .......................        270
     32,100      EQUIFAX, INC .........................      1,138
      1,500      FAIR ISSAC & CO, INC .................         50
      6,600     oHEALTHCARE COMPARE CO ................        337
      6,300     oINTERMEDIA COMMUNICATIONS, INC .......        383
     13,000     oMETROMEDIA INTERNATIONAL
                  GROUP, INC ..........................        124
      4,900     oNOVA CORP ............................        123
     26,800     oPAGING NETWORK, INC ..................        288
      4,500     oPAYMENTECH, INC ......................         66
      9,000      PITTSTON BRINKS GROUP CO .............        362
      3,250     oPLAYERS INTERNATIONAL, INC ...........         10
      5,600     oSITEL CORP ...........................         51
     13,500      SOTHEBYS HOLDINGS, INC (CLASS A) .....        250
      3,000     oSPS TRANSACTION SERVICES, INC ........         68
      5,200     oSYLVAN LEARNING SYSTEMS, INC .........        203
      5,600     oTELETECH HOLDINGS, INC ...............         64
     19,300      VIAD CORP ............................        373
                                                       -----------
                                                             4,388
                                                       -----------
                MISCELLANEOUS CHEMICAL
                 PRODUCTS--0.23%
      8,000      BETZDEARBORN, INC ....................        489
     16,300      CABOT CORP ...........................        450
     10,900     oCYTEC INDUSTRIES, INC ................        512
      2,942      FULLER (H.B.) CO .....................        146
     29,200      MORTON INTERNATIONAL, INC ............      1,004
     15,100      NALCO CHEMICAL CORP ..................        597
      8,300     oSCHERER (R.P.) CORP ..................        506
      8,200     oSMITH INTERNATIONAL, INC .............        503
      4,800      THIOKOL CORP .........................        390
                                                       -----------
                                                             4,597
                                                       -----------
                MISCELLANEOUS CONVERTED PAPER
                 PRODUCTS--0.48%
      7,700     oAMERICAN PAD & PAPER CO ..............         74
     18,400      AVERY DENNISON CORP ..................        823
     12,600      BEMIS, INC ...........................        555
        270     oCROWN VANTAGE, INC ...................          2



                                                           VALUE
     SHARES                                                (000)
     ------                                              ---------
     10,700      FIRST BRANDS CORP .................... $      288
     25,675      FORT JAMES CORP ......................        982
    118,308      KIMBERLY-CLARK CORP ..................      5,834
      5,900     oMAIL-WELL, INC .......................        239
      8,625     oPAXAR CORP ...........................        128
      8,700     oPLAYTEX PRODUCTS, INC ................         89
      1,900     oSHOREWOOD PACKAGING CORP .............         51
     20,030      SONOCO PRODUCTS CO ...................        695
                                                       -----------
                                                             9,760
                                                       -----------
                MISCELLANEOUS DURABLE GOODS--0.10%
     43,900     oCOSTCO COS, INC ......................      1,959
      1,800     oHANDLEMAN CO .........................         12
                                                       -----------
                                                             1,971
                                                       -----------
                MISCELLANEOUS ELECTRICAL EQUIPMENT
                 AND SUPPLIES--0.03%
      5,400     oAPPLIED MAGNETICS CORP ...............         60
      4,600      EXIDE CORP ...........................        119
      3,700     oHUTCHINSON TECHNOLOGY, INC ...........         81
     13,200     oKOMAG, INC ...........................        196
      3,000      KUHLMAN CORP .........................        117
                                                       -----------
                                                               573
                                                       -----------
                MISCELLANEOUS EQUIPMENT RENTAL
                 AND LEASING--0.01%
      9,300     oANIXTER INTERNATIONAL, INC ...........        153
      4,000     oUS RENTALS, INC ......................         94
                                                       -----------
                                                               247
                                                       -----------
                MISCELLANEOUS FABRICATED METAL
                 PRODUCTS--0.13%
      5,700      AEROQUIP-VICKERS, INC ................        280
     10,150      CRANE CO .............................        440
     12,200      HARSCO CORP ..........................        526
     24,475      PARKER-HANNIFIN CORP .................      1,123
      8,600      POLARIS INDUSTRIES, INC ..............        263
      1,800      WATTS INDUSTRIES, INC (CLASS A) ......         51
                                                       -----------
                                                             2,683
                                                       -----------
                MISCELLANEOUS FOOD AND KINDRED
                 PRODUCTS--0.04%
     16,200      MCCORMICK & CO, INC (NON-VOTE) .......        454
      7,200      UNIVERSAL FOODS CORP .................        304
                                                       -----------
                                                               758
                                                       -----------
                MISCELLANEOUS FOOD STORES--0.03%
      3,200      NATURES SUNSHINE PRODUCTS, INC .......         83
     16,300     oSTARBUCKS CORP .......................        626
                                                       -----------
                                                               709
                                                       -----------
                MISCELLANEOUS GENERAL MERCHANDISE
                 STORES--0.05%
     11,500      CASEYS GENERAL STORES, INC ...........        292
     21,393      DOLLAR GENERAL CORP ..................        775
                                                       -----------
                                                             1,067
                                                       -----------
                MISCELLANEOUS INVESTING--1.39%
      3,600      AMERICAN HEALTH PROPERTIES, INC ......         99
     16,200      APARTMENT INVESTMENT &
                  MANAGEMENT CO .......................        595
     16,500      ARDEN REALTY GROUP, INC ..............        507
      6,900      AVALON PROPERTIES, INC ...............        213
     14,600      BAY APARTMENT COMMUNITIES, INC .......        569
      6,400      BRE PROPERTIES, INC (CLASS A) ........        180
     17,100      CAMDEN PROPERTY TRUST ................        530
     36,096      CAPSTEAD MORTGAGE CORP ...............        720
      9,000      CARRAMERICA REALTY CORP ..............        285
      1,300      CBL & ASSOCIATES PROPERTIES, INC .....         32
     13,900      CHATEAU PROPERTIES, INC ..............        438


                       See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                              ---------
                MISCELLANEOUS INVESTING-(Continued)
     14,200     oCORNERSTONE PROPERTIES, INC .......... $      272
      3,900      COUSINS PROPERTIES, INC ..............        114
     36,100      CRESCENT REAL ESTATE EQUITIES, INC ...      1,421
      1,040     oCRESECENT OPERATING, INC .............         25
      8,500      DEVELOPERS DIVERSIFIED REALTY CORP ...        325
     30,163      DUKE REALTY INVESTMENTS, INC .........        731
     20,805      DYNEX CAPITAL, INC ...................        277
        846     oECHELON INTERNATIONAL CORP ...........         19
     29,909     oEQUITY OFFICE PROPERTIES TRUST .......        944
     24,000      EQUITY RESIDENTIAL PROPERTIES
                  TRUST CO ............................      1,214
      6,800      FEDERAL REALTY INVESTMENT TRUST ......        175
     37,900      FELCOR SUITE HOTELS, INC .............      1,345
     14,500      FIRST INDUSTRIAL REALTY TRUST, INC ...        524
      7,000      GENERAL GROWTH PROPERTIES, INC .......        253
      4,700     oGLENBOROUGH REALTY TRUST, INC ........        139
      2,800      GLIMCHER REALTY TRUST ................         63
     43,900      HEALTH AND RETIREMENT
                  PROPERTY TRUST ......................        878
      5,900      HEALTH CARE PROPERTY INVESTORS, INC ..        223
     26,000      HIGHWOODS PROPERTIES, INC ............        967
      2,246     oHOMESTEAD VILLAGE, INC ...............         34
     14,400      HOSPITALITY PROPERTIES TRUST .........        473
     42,538      INMC MORTGAGE HOLDINGS, INC ..........        997
     13,450      KIMCO REALTY CORP ....................        474
     26,100      LIBERTY PROPERTY TRUST CO ............        745
     10,350      LNR PROPERTY CORP ....................        245
      1,700      MACERICH CO ..........................         48
     18,700      MACK-CALI REALTY CORP ................        767
      2,300      MANUFACTURED HOME
                  COMMUNITIES, INC ....................         62
     16,461     oMEDITRUST CORP PAIRED ................        603
      9,603      MERRY LAND & INVESTMENT CO, INC ......        220
      3,900      NATIONAL HEALTH INVESTORS, INC .......        163
     10,100      NATIONWIDE HEALTH PROPERTIES, INC ....        258
     17,007      NEW PLAN REALTY TRUST ................        434
      2,200      OMEGA HEALTHCARE INVESTORS, INC ......         85
      3,999      PATRIOT AMERICAN HOSPITALITY, INC ....        115
        800     oPEC ISRAEL ECONOMIC CORP .............         17
      6,000      POST PROPERTIES, INC .................        244
     18,200      PRENTISS PROPERTIES TRUST ............        508
     22,300      PUBLIC STORAGE, INC ..................        655
     20,700      REALTY INCOME CORP ...................        527
     11,200      RECKSON ASSOCIATES REALTY CORP .......        284
      5,300      REDWOOD TRUST, INC ...................        108
      4,200      RFS HOTEL INVESTORS, INC .............         84
     12,037      SECURITY CAPITAL ATLANTIC, INC .......        254
     1,763      oSECURITY CAPITAL GROUP, INC
                  WTS 09/18/98 ........................          9
     21,263      SECURITY CAPITAL INDUSTRIAL TRUST ....        529
     25,942      SECURITY CAPITAL PACIFIC TRUST .......        629
      4,900      SHURGARD STORAGE CENTERS, INC ........        142
     39,556      SIMON DEBARTOLO GROUP, INC ...........      1,293
     22,500      SPIEKER PROPERTIES, INC ..............        965
     11,400      STORAGE USA, INC .....................        455
     12,500      TAUBMAN CENTERS, INC .................        163
     43,559      UNITED DOMINION REALTY TRUST, INC ....        607
     17,200      VORNADO REALTY TRUST .................        807
      6,800      WASHINGTON REAL ESTATE
                  INVESTMENT TRUST ....................        114
        800     oWELLSFORD REAL PROPERTIES, INC .......         13
     13,000      WESTFIELD AMERICA, INC ...............        221
                                                       -----------
                                                            28,428
                                                       -----------


                                                           VALUE
     SHARES                                                (000)
     ------                                              ---------

                MISCELLANEOUS MANUFACTURES--0.10%
      9,300      ARMSTRONG WORLD INDUSTRIES, INC ...... $      695
      1,500     oAUTOTOTE CORP (CLASS A) ..............          4
      8,600     oBLYTH INDUSTRIES, INC ................        257
      5,400      BRADY (W.H.) CO (CLASS A) ............        167
     22,400      INTERNATIONAL GAME TECHNOLOGY CO .....        566
      2,600      NACCO INDUSTRIES, INC (CLASS A) ......        279
      2,000     oSODAK GAMING, INC ....................         13
      5,800     oWMS INDUSTRIES, INC ..................        123
                                                       -----------
                                                             2,104
                                                       -----------
                MISCELLANEOUS METAL ORES--0.00%
      4,500     oSTILLWATER MINING CO .................         75
                                                       -----------
                MISCELLANEOUS NONDURABLE GOODS--0.02%
      3,600     oDEPARTMENT 56, INC ...................        104
      3,700      RUSS BERRIE & CO, INC ................         97
     20,000      TERRA INDUSTRIES, INC ................        261
                                                       -----------
                                                               462
                                                       -----------
                MISCELLANEOUS NONMETALLIC MINERAL
                 PRODUCTS--0.37%
     93,100      MINNESOTA MINING &
                  MANUFACTURING CO ....................      7,640
                                                       -----------
                MISCELLANEOUS NONMETALLIC MINERALS--0.00%
      7,900      JOHNS MANVILLE CORP ..................         79
                                                       -----------
                MISCELLANEOUS PERSONAL SERVICES--0.05%
     22,700      BLOCK (H&R), INC .....................      1,017
      3,200     oTHERMOLASE CORP ......................         34
                                                       -----------
                                                             1,051
                                                       -----------
                MISCELLANEOUS PETROLEUM AND COAL
                 PRODUCTS--0.41%
     22,400      AMERADA HESS CORP ....................      1,229
    118,706     oTEXACO, INC ..........................      6,455
     16,900      WITCO CORP ...........................        690
                                                       -----------
                                                             8,374
                                                       -----------
                MISCELLANEOUS PLASTICS PRODUCTS, NEC--0.75%
      4,500      APTARGROUP, INC ......................        250
     51,500      DOW CHEMICAL CO ......................      5,227
    134,900      MONSANTO CO ..........................      5,666
     14,600      PREMARK INTERNATIONAL, INC ...........        423
     18,400      RAYCHEM CORP .........................        792
     33,100      RUBBERMAID, INC ......................        828
     16,775      SCHULMAN (A.), INC ...................        421
      9,000     oSEALED AIR CORP ......................        556
     22,080      SOLUTIA, INC .........................        589
      3,300     oSYNETIC, INC .........................        120
      2,600      TREDEGAR INDUSTRIES, INC .............        171
     11,200      TUPPERWARE CORP ......................        312
                                                       -----------
                                                            15,355
                                                       -----------
                MISCELLANEOUS SHOPPING
                 GOOD STORES--0.23%
      2,700     oAMAZON.COM, INC ......................        163
     10,800     oBARNES & NOBLE, INC ..................        360
     17,200     oBORDERS GROUP, INC ...................        539
        800     oJUMBOSPORTS, INC .....................          1
      6,500     oMICHAELS STORES, INC .................        190
     32,650     oOFFICE DEPOT, INC ....................        782
     25,600     oOFFICEMAX, INC .......................        365
      9,050     oTHE SPORTS AUTHORITY, INC ............        133
     59,801     oTOYS R US, INC .......................      1,880
     11,900     oZALE CORP ............................        274
                                                       -----------
                                                             4,687
                                                       -----------

                       See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                              ---------

                MISCELLANEOUS TRANSPORTATION
                 EQUIPMENT--0.02%
      2,600      ARCTIC CAT, INC ...................... $       25
      8,300      FLEETWOOD ENTERPRISES, INC ...........        352
                                                       -----------
                                                               377
                                                       -----------
                MOBILE HOME DEALERS--0.02%
     10,800      OAKWOOD HOMES CORP ...................        358
                                                       -----------
                MORTGAGE BANKERS
                 AND BROKERS--0.49%
      6,100      AAMES FINANCIAL CORP .................         79
      2,500     oCITYSCAPE FINANCIAL CORP .............          1
      2,800     oCONTIFINANCIAL CORP ..................         71
     20,705      COUNTRYWIDE CREDIT INDUSTRIES, INC ...        888
    129,635      FIRST UNION CORP .....................      6,644
     28,300      GREEN TREE FINANCIAL CORP ............        741
      8,400     oHOMESIDE, INC ........................        232
      6,700     oIMPERIAL CREDIT INDUSTRIES, INC ......        137
      3,800      PMI GROUP, INC .......................        275
      8,200      PULTE CORP ...........................        343
        600      SIRROM CAPITAL CORP ..................         31
      7,280      UNITED COS FINANCIAL CORP ............        113
      7,000      UNITRIN, INC .........................        452
                                                       -----------
                                                            10,007
                                                       -----------
                MOTION PICTURE PRODUCTION
                 AND SERVICES--0.87%
    155,926      DISNEY (WALT) CO .....................     15,446
      8,300      KING WORLD PRODUCTIONS, INC ..........        479
     45,882     oLIBERTY MEDIA GROUP (CLASS A) ........      1,663
      5,600     oPIXAR, INC ...........................        121
     10,000     oSPELLING ENTERTAINMENT GROUP, INC ....         70
                                                       -----------
                                                            17,779
                                                       -----------
                MOTION PICTURE THEATERS--0.04%
     11,000      HARCOURT GENERAL, INC ................        602
      1,000     oMOVIE GALLERY, INC ...................          3
      9,300     oREGAL CINEMAS, INC ...................        259
                                                       -----------
                                                               864
                                                       -----------
                MOTOR VEHICLES
                 AND EQUIPMENT--1.97%
     11,400      ARVIN INDUSTRIES, INC ................        380
     22,799      AUTOLIV, INC .........................        747
    132,162      CHRYSLER CORP ........................      4,650
      2,600      COACHMEN INDUSTRIES, INC .............         56
     22,400      DANA CORP ............................      1,064
      7,800      DANAHER CORP .........................        492
     20,600      EATON CORP ...........................      1,839
     19,800      ECHLIN, INC ..........................        717
    257,400      FORD MOTOR CO ........................     12,532
    163,500      GENERAL MOTORS CORP ..................      9,912
     29,000      GENERAL MOTORS CORP (CLASS H) ........      1,071
      9,260     oHAYES LEMMERZ INTERNATIONAL, INC .....        259
     42,400      ILLINOIS TOOL WORKS, INC .............      2,549
     15,100     oLEAR CORP ............................        717
      6,348      LUCASVARITY PLC ADR ..................        221
     15,633      MERITOR AUTOMOTIVE, INC ..............        329
      5,100      MODINE MANUFACTURING CO ..............        174
     18,900     oNAVISTAR INTERNATIONAL CORP ..........        469
     14,600      PACCAR, INC ..........................        767
      5,700      REGAL-BELOIT CORP ....................        169
      5,900      SMITH (A.O.) CORP ....................        249
      5,700      SPX CORP .............................        393
      6,200      SUPERIOR INDUSTRIES
                  INTERNATIONAL, INC ..................        166


                                                           VALUE
     SHARES                                                (000)
     ------                                              ---------
      7,700      TELEFLEX, INC ........................ $      291
      2,600      WABASH NATIONAL CORP .................         74
                                                       -----------
                                                            40,287
                                                       -----------
                MOTOR VEHICLES, PARTS,
                 AND SUPPLIES--0.06%
     36,600      GENUINE PARTS CO .....................      1,242
        800     oINSURANCE AUTO AUCTIONS, INC .........          9
      1,800     oTBC CORP .............................         17
                                                       -----------
                                                             1,268
                                                       -----------
                MOTORCYCLES, BICYCLES,
                 AND PARTS--0.04%
     30,900      HARLEY DAVIDSON, INC .................        846
                                                       -----------
                NATURAL GAS LIQUIDS--0.07%
     10,800      COLUMBIA GAS SYSTEMS, INC ............        848
      4,400      NEW JERSEY RESOURCES CORP ............        176
      5,625     oTEJAS GAS CORP .......................        345
                                                       -----------
                                                             1,369
                                                       -----------
                NEW AND USED CAR DEALERS--0.04%
     30,800     oAUTOZONE, INC ........................        893
                                                       -----------
                NEWSPAPERS--0.60%
      7,700      BELO (A.H.) CORP SERIES A ............        432
      3,200      CENTRAL NEWSPAPERS, INC (CLASS A) ....        237
     11,000      DOW JONES & CO, INC ..................        591
     58,500      GANNETT CO, INC ......................      3,616
      8,800      HARTE-HANKS COMMUNICATIONS, INC ......        327
     14,400      HOLLINGER INTERNATIONAL, INC .........        202
     11,100     oJOURNAL REGISTER CO ..................        233
     18,300      KNIGHT-RIDDER, INC ...................        952
      9,400      LEE ENTERPRISES, INC .................        278
      3,100      MEDIA GENERAL, INC (CLASS A) .........        130
     17,300      NEW YORK TIMES CO (CLASS A) ..........      1,144
     27,387      NEWS CORP LTD ADR (LTD-VOTE) .........        544
      9,700      SCRIPPS (E.W.) CO (CLASS A) ..........        470
     16,100      TIMES MIRROR CO SERIES A .............        990
     20,600      TRIBUNE CO ...........................      1,282
      1,500      WASHINGTON POST CO (CLASS B) .........        730
                                                       -----------
                                                            12,158
                                                       -----------
                NONFERROUS FOUNDRIES
                 (CASTINGS)--0.00%
      1,100      STANDEX INTERNATIONAL CORP ...........         39
                                                       -----------
                NONFERROUS ROLLING
                 AND DRAWING--0.08%
     11,100      BELDEN, INC ..........................        391
      4,200     oCABLE DESIGN TECHNOLOGIES CO .........        163
      7,733     oCOMMSCOPE, INC .......................        104
      4,700     oESSEX INTERNATIONAL, INC .............        140
      8,500     oGENERAL CABLE CORP ...................        308
      5,300     oMUELLER INDUSTRIES, INC ..............        313
      1,500     oOREGON METALLURICAL CORP .............         50
      2,400     oRMI TITANIUM CO ......................         48
      4,600     oWOLVERINE TUBE, INC ..................        143
                                                       -----------
                                                             1,660
                                                       -----------
                NONSTORE RETAILERS--0.25%
      2,800     oBRYLANE, INC .........................        138
      1,750     oCDW COMPUTER CENTERS, INC ............         91
     14,400      FINGERHUT COS, INC ...................        308
      2,900     oGLOBAL DIRECTMAIL CORP ...............         50
      4,800     oLANDS END, INC .......................        168
      6,600     oMICRO WAREHOUSE, INC .................         92
      4,600     oMSC INDUSTRIAL DIRECT CO (CLASS A) ...        193
     80,300      SEARS ROEBUCK & CO ...................      3,634
     17,200     oSERVICE MERCHANDISE, INC .............         37


                       See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                              ---------
                NONSTORE RETAILERS-(Continued)
        600     oSPIEGEL, INC (CLASS A) ............... $        3
      4,500      STANHOME, INC ........................        116
     15,900     oVIKING OFFICE PRODUCTS, INC ..........        347
                                                       -----------
                                                             5,177
                                                       -----------
                NURSING AND PERSONAL CARE
                 FACILITIES--0.08%
     22,600     oBEVERLY ENTERPRISES, INC .............        294
     10,600     oGENESIS HEALTH VENTURES, INC .........        280
      9,050     oHEALTH CARE & RETIREMENT CORP ........        364
      1,214     oLCA-VISION, INC ......................          1
      9,800      MANOR CARE, INC ......................        343
      5,000     oMARINER HEALTH GROUP, INC ............         81
      3,099     oPARAGON HEALTH NETWORK, INC ..........         61
      2,800     oSUNRISE ASSISTED LIVING, INC .........        121
                                                       -----------
                                                             1,545
                                                       -----------
                OFFICE FURNITURE--0.08%
      5,000      HON INDUSTRIES, INC ..................        295
     10,000      KIMBALL INTERNATIONAL, INC (CLASS B) .        184
      3,300     oKNOLL, INC ...........................        106
     10,100      MILLER (HERMAN), INC .................        551
     18,700      U.S. INDUSTRIES, INC .................        563
                                                       -----------
                                                             1,699
                                                       -----------
                OFFICES & CLINICS OF
                 MEDICAL DOCTORS--0.06%
      2,300     oINTEGRATED SILICON SOLUTION, INC .....         18
      7,100     oMAGELLAN HEALTH SERVICES, INC ........        153
     13,025     oPHYCOR, INC ..........................        352
     11,400     oPHYSICIAN SALES & SERVICE, INC .......        245
      5,400     oPHYSICIANS RESOURCE GROUP, INC .......         24
      4,800     oSIERRA HEALTH SERVICES, INC ..........        161
     10,666     oTOTAL RENAL CARE HOLDINGS, INC .......        293
                                                       -----------
                                                             1,246
                                                       -----------
                OFFICES AND CLINICS OF
                 DENTISTS--0.01%
      9,000     oORTHODONTIC CENTERS OF AMERICA, INC ..        150
                                                       -----------
                OFFICES OF OTHER HEALTH
                 PRACTITIONERS--0.00%
      4,900     oPHYSICIAN RELIANCE NETWORK, INC ......         51
                                                       -----------
                OIL AND GAS EXTRACTION--3.73%
    112,800      AMOCO CORP ...........................      9,602
     11,800      ANADARKO PETROLEUM CORP ..............        716
     18,100      APACHE CORP ..........................        635
     13,800      ASHLAND, INC .........................        741
     11,700     oBARNETT RESOURCES CORP ...............        354
      2,300     oBELCO OIL & GAS CORP .................         43
      6,900     oBROWN (TOM), INC .....................        133
     36,765      BURLINGTON RESOURCES, INC ............      1,648
      1,400      CABOT OIL & GAS CORP (CLASS A) .......         27
     11,000      CHESAPEAKE ENERGY CORP ...............         83
     20,300      CONSOLIDATED NATURAL GAS CO ..........      1,228
      9,900      CROSS TIMBERS OIL CO .................        247
      6,900      DEVON ENERGY CORP ....................        266
     45,243     oEEX CORP .............................        410
     12,900      ENRON OIL & GAS CO ...................        273
    567,300      EXXON CORP ...........................     34,712
      6,800     oFORCENERGY GAS EXPLORATION, INC ......        178
      3,800     oFOREST OIL CORP ......................         63
     23,100     oGREY WOLF, INC .......................        124
      6,900      HELMERICH & PAYNE, INC ...............        468
      6,800      KCS ENERGY, INC ......................        141
      9,500      KERR-MCGEE CORP ......................        601


                                                           VALUE
     SHARES                                                (000)
     ------                                              ---------
        575     oMCMORAN OIL & GAS CO ................. $        2
      2,200      MITCHELL ENERGY & DEVELOPMENT
                  CORP (CLASS A) ......................         65
    180,600      MOBIL CORP ...........................     13,037
     11,000     oNEWFIELD EXPLORATION CO ..............        256
     10,900      NOBLE AFFILIATES, INC ................        384
      6,800     oNUEVO ENERGY CO ......................        277
     71,300      OCCIDENTAL PETROLEUM CORP ............      2,090
     24,500     oORYX ENERGY CO .......................        625
     44,500      PHILLIPS PETROLEUM CO ................      2,164
     16,000     oPIONEER NATURAL RESOURCES CO .........        463
      7,400      POGO PRODUCING CO ....................        218
     14,300      QUESTAR CORP .........................        638
      1,000     oRUTHERFORD-MORAN OIL CORP ............         18
     27,500     oSANTA FE ENERGY RESOURCES, INC .......        309
     12,792     oSEAGULL ENERGY CORP ..................        264
      8,800      SNYDER OIL CORP ......................        161
      1,300      SOUTHWESTERN ENERGY CO ...............         17
      3,850     oSWIFT ENERGY CO ......................         81
      1,000     oTRANSTEXAS GAS CORP ..................         15
      2,700     oTRITON ENERGY LTD ....................         79
     54,792      UNION PACIFIC RESOURCES GROUP, INC ...      1,329
     16,700      UNION TEXAS PETROLEUM
                  HOLDINGS, INC .......................        348
      3,700      VASTAR RESOURCES, INC ................        132
     10,200      VINTAGE PETROLEUM, INC ...............        194
      9,000      WICOR, INC ...........................        418
                                                       -----------
                                                            76,277
                                                       -----------
                OIL AND GAS FIELD SERVICES--0.73%
      2,600     oATWOOD OCEANICS, INC .................        123
      6,100     oBENTON OIL & GAS CO ..................         79
      7,650     oBJ SERVICES CO .......................        550
        160     oBJ SERVICES CO WTS 04/13/00 ..........          7
      3,800     oCLIFFS DRILLING CO ...................        190
     15,500      DIAMOND OFFSHORE DRILLING, INC .......        746
     30,450      ENSCO INTERNATIONAL, INC .............      1,020
     17,400     oFALCON DRILLING CO, INC ..............        610
     29,900     oGLOBAL MARINE, INC ...................        733
     57,072      HALLIBURTON CO .......................      2,964
     13,900     oMARINE DRILLING CO, INC ..............        288
     21,500     oNABORS INDUSTRIES, INC ...............        676
     20,000     oNEWPARK RESOURCES, INC ...............        350
     25,700     oNOBLE DRILLING CORP ..................        787
      3,600     oOCEAN ENERGY, INC ....................        178
     16,700      PACIFIC ENTERPRISES, INC .............        628
     25,000     oPARKER DRILLING CO ...................        305
      2,800     oPATTERSON ENERGY, INC ................        108
      9,900     oPRIDE INTERNATIONAL, INC .............        250
     14,200     oREADING & BATES CORP .................        595
     16,300     oROWAN COS, INC .......................        497
     22,000      TRANSOCEAN OFFSHORE, INC .............      1,060
     14,700     oTUBOSCOPE, INC .......................        354
      9,500     oUNITED MERIDIAN CORP .................        267
      6,000     oVERITAS DGC, INC .....................        237
     11,400     oWEATHERFORD ENTERRA, INC .............        499
     10,300     oWESTERN ATLAS, INC ...................        762
                                                       -----------
                                                            14,863
                                                       -----------
                OPERATIVE BUILDERS--0.07%
      6,500      CENTEX CORP ..........................        409
      4,700     oFAIRFIELD COMMUNITIES, INC ...........        208
     10,400      HILLENBRAND INDUSTRIES, INC ..........        532
     12,150      LENNAR CORP ..........................        262
                                                       -----------
                                                             1,411
                                                       -----------


                       See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                              ---------

                OPHTHALMIC GOODS--0.03%
     12,000      BAUSCH & LOMB, INC ................... $      476
      3,700     oCOLE NATIONAL CORP (CLASS A) .........        111
                                                       -----------
                                                               587
                                                       -----------
                ORDNANCE AND ACCESSORIES, NEC--0.02%
      4,700     oALLIANT TECHSYSTEMS, INC .............        262
      7,400     oCOLEMAN CO, INC ......................        119
      4,200      STRUM, RUGER & CO, INC ...............         77
                                                       -----------
                                                               458
                                                       -----------
                PAINT, GLASS AND WALLPAPER
                 STORES--0.01%
      9,800      APOGEE ENTERPRISES, INC ..............        116
                                                       -----------
                PAINTS AND ALLIED PRODUCTS--0.11%
     10,000      DEXTER CORP ..........................        432
     10,000      FERRO CORP ...........................        243
     28,437      RPM, INC .............................        434
     31,600      SHERWIN-WILLIAMS CO ..................        877
      7,900      VALSPAR CORP .........................        252
                                                       -----------
                                                             2,238
                                                       -----------
                PAPER AND PAPER PRODUCTS--0.14%
      2,200     oBOISE CASCADE OFFICE PRODUCTS CORP ...         33
     26,790     oCORPORATE EXPRESS, INC ...............        345
     30,400      IKON OFFICE SOLUTIONS, INC ...........        855
     34,050     oSTAPLES, INC .........................        945
     25,350     oU.S. OFFICE PRODUCTS CO ..............        497
     19,050      UNISOURCE WORLDWIDE, INC .............        271
                                                       -----------
                                                             2,946
                                                       -----------
                PAPER MILLS--0.25%
      8,400      BOWATER, INC .........................        373
     19,500      CHAMPION INTERNATIONAL CORP ..........        884
      6,300      CONSOLIDATED PAPERS, INC .............        336
      9,100      GLATFELTER (P.H.) CO .................        169
     14,100      LONGVIEW FIBRE CO ....................        214
     21,200      MEAD CORP ............................        594
     10,800      PENTAIR, INC .........................        388
      7,000      POTLATCH CORP ........................        301
      5,760      SCHWEITZER-MAUDUIT
                 INTERNATIONAL, INC ...................        215
     14,500      UNION CAMP CORP ......................        778
      7,325      WAUSAU-MOSINEE PAPER CORP ............        147
     19,450      WESTVACO CORP ........................        611
                                                       -----------
                                                             5,010
                                                       -----------
                PAPERBOARD CONTAINERS
                 AND BOXES--0.02%
      5,500     oACX TECHNOLOGIES, INC ................        134
      6,500     oGAYLORD CONTAINER CO .................         37
     22,000     oSTONE CONTAINER CORP .................        230
                                                       -----------
                                                               401
                                                       -----------
                PAPERBOARD MILLS--0.17%
      7,300      CARAUSTAR INDUSTRIES, INC ............        250
      6,400      CHESAPEAKE CORP ......................        220
     62,548      INTERNATIONAL PAPER CO ...............      2,697
      5,300     oJEFFERSON SMURFIT CORP ...............         75
      1,800      ST. JOE CORP .........................        163
                                                       -----------
                                                             3,405
                                                       -----------
                PASSENGER TRANSPORTATION
                 ARRANGEMENT--0.46%
    102,700      AMERICAN EXPRESS CO ..................      9,166
      1,000     oMESA AIR GROUP, INC ..................          5
      6,200     oSABRE GROUP HOLDINGS, INC ............        179
                                                       -----------
                                                             9,350
                                                       -----------

                                                            VALUE
     SHARES                                                 (000)
     ------                                              ----------

                PENS, PENCILS, OFFICE AND
                 ART SUPPLIES--0.00%
      3,500     oNU KOTE HOLDING, INC (CLASS A) ....... $        2
                                                       -----------
                PENSION, HEALTH AND
                 WELFARE FUNDS--0.00%
      4,100      AMERICAN ANNUITY GROUP, INC ..........         90
                                                       -----------
                PERIODICALS--0.38%
      5,300    xoMARVEL ENTERTAINMENT GROUP, INC ......          3
      9,400      MEREDITH CORP ........................        335
     33,000     oPRIMEDIA, INC ........................        417
     17,700      READER'S DIGEST ASSOCIATION, INC
                  (CLASS A) (NON-VOTE) ................        418
    103,994      TIME WARNER, INC .....................      6,448
      8,700     oWORLD COLOR PRESS, INC ...............        231
                                                       -----------
                                                             7,852
                                                       -----------
                PERSONAL CREDIT INSTITUTIONS--0.24%
      9,600      ADVANTA CORP (CLASS A) ...............        252
      8,200     oAMERICREDIT CORP .....................        227
      9,900      BENEFICIAL CORP ......................        823
      4,800     oCREDIT ACCEPTANCE CORP ...............         37
      5,300     oFIRSTPLUS FINANCIAL GROUP, INC .......        203
     21,326      HOUSEHOLD INTERNATIONAL, INC .........      2,720
      7,900      LEUCADIA NATIONAL CORP ...............        273
     20,850     oMERCURY FINANCE CO ...................         13
      2,800      METRIS COS, INC ......................         96
      8,150      THE MONEY STORE, INC .................        171
                                                       -----------
                                                             4,815
                                                       -----------
                PERSONNEL SUPPLY SERVICES--0.24%
     17,144     oACCUSTAFF, INC .......................        394
      4,500     oALTERNATIVE RESOURCES CORP ...........        104
      4,800     oCDI CORP .............................        220
      3,700     oEMPLOYEE SOLUTIONS, INC ..............         16
     12,400     oINTERIM SERVICES, INC ................        321
      9,000      KELLY SERVICES, INC (CLASS A) ........        270
     16,800      MANPOWER, INC ........................        592
     32,900      NEWELL COS, INC ......................      1,398
      5,100      NORRELL CORP .........................        101
     20,982      OLSTEN CORP ..........................        315
      3,300     oREGISTRY, INC ........................        151
     21,450     oROBERT HALF INTERNATIONAL, INC .......        858
      2,100     oVOLT INFORMATION SCIENCES, INC .......        113
                                                       -----------
                                                             4,853
                                                       -----------
                PETROLEUM AND
                 PETROLEUM PRODUCTS--0.19%
     70,670      ENRON CORP ...........................      2,937
     25,000     oHARKEN ENERGY CORP ...................        175
      9,400      LYONDELL PETROCHEMICAL CO ............        249
     10,300     oNATIONAL-OILWELL, INC ................        352
     12,000      QUAKER STATE OIL REFINING CORP .......        171
                                                       -----------
                                                             3,884
                                                       -----------
                PETROLEUM REFINING--1.18%
     74,000      ATLANTIC RICHFIELD CO ................      5,929
    150,300      CHEVRON CORP .........................     11,573
      2,000      FINA, INC (CLASS A) ..................        128
     11,000      MURPHY OIL CORP ......................        596
      9,700      PENNZOIL CO ..........................        648
     18,100      SUN CO, INC ..........................        761
     34,347      TOSCO CORP ...........................      1,299
     24,794      ULTRAMAR DIAMOND SHAMROCK CORP .......        790
     54,757      UNOCAL CORP ..........................      2,125
      7,700      VALERO ENERGY CORP ...................        242
                                                       -----------
                                                            24,091
                                                       -----------

                       See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                              ---------

                PHOTOGRAPHIC EQUIPMENT
                 AND SUPPLIES--0.52%
     73,300      EASTMAN KODAK CO ..................... $    4,458
     10,100      POLAROID CORP ........................        492
     75,400      XEROX CORP ...........................      5,565
                                                       -----------
                                                            10,515
                                                       -----------
                PIPELINES, EXCEPT NATURAL GAS--0.03%
     14,800      MAPCO, INC ...........................        685
                                                       -----------
                PLASTICS MATERIALS
                 AND SYNTHETICS--0.89%
    258,600      DU PONT (E.I.) DE NEMOURS & CO .......     15,532
     16,400      EASTMAN CHEMICAL CO ..................        977
     11,675      HANNA (M.A.) CO ......................        295
     20,500      HERCULES, INC ........................      1,026
     10,100      LAWTER INTERNATIONAL, INC ............        110
        200     oMCWHORTER TECHNOLOGIES, INC ..........          5
      6,800      WELLMAN, INC .........................        133
                                                       -----------
                                                            18,078
                                                       -----------
                PLUMBING AND HEATING,
                 EXCEPT ELECTRIC--0.08%
     31,700      MASCO CORP ...........................      1,613
     17,400      ROHN INDUSTRIES, INC .................         90
                                                       -----------
                                                             1,703
                                                       -----------
                POULTRY AND EGGS--0.03%
     32,700      TYSON FOODS, INC .....................        670
                                                       -----------
                PRESERVED FRUITS AND
                 VEGETABLES--0.87%
     58,900      CAMPBELL SOUP CO .....................      3,424
      1,200     oCASTLE & COOKE, INC ..................         20
      9,500      DOLE FOOD, INC .......................        435
     83,150      HEINZ (H.J.) CO ......................      4,225
     10,800      HORMEL FOODS CORP ....................        354
     67,983      RJR NABISCO HOLDINGS CORP ............      2,549
    110,500      SARA LEE CORP ........................      6,223
     23,600      WHITMAN CORP .........................        615
                                                       -----------
                                                            17,845
                                                       -----------
                PRIMARY NONFERROUS METALS--0.29%
     11,200     oALUMAX, INC ..........................        381
     35,600      ALUMINUM CO OF AMERICA ...............      2,505
     20,100      ASARCO, INC ..........................        451
      1,200      BRUSH WELLMAN, INC ...................         29
     12,800      PHELPS DODGE CORP ....................        797
      7,300      PRECISION CAST PARTS CORP ............        440
     17,200      REYNOLDS METALS CO ...................      1,032
      5,900     oTITANIUM METALS CORP .................        170
                                                       -----------
                                                             5,805
                                                       -----------
                PRODUCERS, ORCHESTRAS,
                 ENTERTAINERS--0.02%
      8,600     oWESTWOOD ONE, INC ....................        319
                                                       -----------
                PRODUCTS OF PURCHASED GLASS--0.03%
     11,500     oGENTEX CORP ..........................        309
      6,200     oMEDIMMUNE, INC .......................        266
                                                       -----------
                                                               575
                                                       -----------
                PROFESSIONAL AND COMMERCIAL
                 EQUIPMENT--0.08%
      7,900     oCHS ELECTRONICS, INC .................        135
      1,600     oFTP SOFTWARE, INC ....................          4
      2,900     oGULF SOUTH MEDICAL SUPPLY, INC .......        108
     14,800     oINGRAM MICRO, INC (CLASS A) ..........        431
        900     oINTELLIGENT ELECTRONICS, INC .........          5

                                                            VALUE
     SHARES                                                 (000)
     ------                                              ----------

        900     oMERISEL, INC ......................... $        4
     10,500      OWENS & MINOR, INC ...................        152
      8,300     oPATTERSON DENTAL CO ..................        376
      2,500     oSPINE-TECH, INC ......................        129
      9,300     oTECH DATA CORP .......................        362
        500     oWONDERWARE CORP ......................          7
                                                       -----------
                                                             1,713
                                                       -----------
                RADIO AND TELEVISION
                 BROADCASTING--0.39%
      9,800     oAMERICAN RADIO SYSTEMS CORP ..........        522
     13,450     oCHANCELLOR MEDIA CORP (CLASS A) ......      1,004
      7,261     oCHRIS CRAFT INDUSTRIES, INC ..........        380
     14,700     oCLEAR CHANNEL COMMUNICATIONS, INC ....      1,168
     11,730      GAYLORD ENTERTAINMENT CO .............        375
      7,400     oHEFTEL BROADCASTING CORP (CLASS A) ...        346
     11,200     oJACOR COMMUNICATIONS, INC ............        595
      4,300     oJACOR COMMUNICATIONS, INC
                  WTS 09/18/01 ........................         26
      4,850     oLIN TELEVISION CORP ..................        264
        400      UNITED TELEVISION, INC ...............         42
      6,460     oVIACOM, INC (CLASS A) ................        264
     69,993     oVIACOM, INC (CLASS B) ................      2,900
        150     oVIACOM, INC (CLASS B) WTS 07/07/99 ...          0
                                                       -----------
                                                             7,886
                                                       -----------
                RADIO, TELEVISION AND
                 COMPUTER STORES--0.13%
      6,900     oBEST BUY, INC ........................        254
     19,700      CIRCUIT CITY STORES-
                  CIRCUIT CITY GROUP ..................        701
      8,200     oCOMPUCOM SYSTEMS, INC ................         68
     18,400     oCOMPUSA, INC .........................        570
     41,900     oINFORMIX CORP ........................        199
        600     oMICROAGE, INC ........................          9
      1,700     oMUSICLAND STORES CORP ................         12
     22,500      TANDY CORP ...........................        868
                                                       -----------
                                                             2,681
                                                       -----------
                RAILROADS--0.63%
     32,745      BURLINGTON NORTHERN SANTA FE CORP ....      3,043
     45,800      CSX CORP .............................      2,473
      1,000      FLORIDA EAST COAST INDUSTRIES, INC ...         96
      8,100      IES INDUSTRIES, INC ..................        298
     14,400      ILLINOIS CENTRAL CORP SERIES A .......        491
     22,800      KANSAS CITY SOUTHERN
                  INDUSTRIES, INC .....................        724
     78,700      NORFOLK SOUTHERN CORP ................      2,425
     48,185      UNION PACIFIC CORP ...................      3,009
     12,900     oWISCONSIN CENTRAL TRANSIT CORP .......        302
                                                       -----------
                                                            12,861
                                                       -----------
                REAL ESTATE OPERATORS
                 AND LESSORS--0.04%
     14,500      ROUSE CO .............................        475
      5,800      WEINGARTEN REALTY INVESTORS, INC .....        260
                                                       -----------
                                                               735
                                                       -----------
                REFRIGERATION AND SERVICE
                MACHINERY--0.14%
     15,200     oAMERICAN STANDARD COS, INC ...........        582
      8,477     oCULLIGAN WATER TECHNOLOGIES, INC .....        426
     13,200      EASTERN ENTERPRISES CO ...............        594
      8,400      TECUMSEH PRODUCTS CO (CLASS A) .......        410
     16,450     oU.S. FILTER CORP .....................        492
      9,500      YORK INTERNATIONAL CORP ..............        376
                                                       -----------
                                                             2,880
                                                       -----------


                       See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                              ---------

                RENTAL OF RAILROAD CARS--0.03%
      7,000      GATX CORP ............................ $      508
                                                       -----------
                RESEARCH AND TESTING SERVICES--0.09%
      8,000     oADVANCED TISSUE SCIENCE CO ...........         99
      7,000     oAGOURON PHARMACEUTICALS, INC .........        206
      4,500     oCEPHALON, INC ........................         51
      3,200     oCLINTRIALS, INC ......................         25
      6,800     oCOLUMBIA LABORATORIES, INC ...........        108
      1,890     oENZO BIOCHEMICAL, INC ................         28
      8,300     oHUMAN GENOME SCIENCES, INC ...........        330
      4,800     oIDEC PHARMACEUTICALS CORP ............        165
      6,800     oINCYTE PHARMACEUTICALS, INC ..........        306
      6,300     oISIS PHARMACEUTICALS, INC ............         78
     20,080     oLABORATORY CORP OF AMERICA
                  HOLDINGS ............................         34
        244     oLABORATORY CORP OF AMERICA
                  HOLDINGS WTS 04/28/00 ...............          0
      6,200     oLIPOSOME CO, INC .....................         29
      7,000     oNEUROMEDICAL SYSTEMS, INC ............         20
      7,800     oOIS OPTICAL IMAGING SYSTEMS, INC .....         10
      5,800     oTHERMO CARDIOSYSTEMS, INC ............        155
      2,600     oTHERMOTREX CORP ......................         58
      5,200     oTRANSKARYOTIC THERAPIES, INC .........        183
      1,900     oU.S. BIOSCIENCE, INC .................         17
                                                       -----------
                                                             1,902
                                                       -----------
                RESIDENTIAL BUILDING
                 CONSTRUCTION--0.07%
     20,216      CLAYTON HOMES, INC ...................        364
      9,200      HORTON (D.R.), INC ...................        160
     13,700      KAUFMAN & BROAD HOME CORP ............        307
     15,800     oTOLL BROTHERS, INC ...................        423
     12,900     oWALTER INDUSTRIES, INC ...............        266
                                                       -----------
                                                             1,520
                                                       -----------
                RETAIL STORES, NEC--0.02%
      4,400     oPETCO ANIMAL SUPPLIES, INC ...........        106
     24,600     oPETSMART, INC ........................        178
      6,600     oSUNGLASS HUT INTERNATIONAL, INC ......         42
                                                       -----------
                                                               326
                                                       -----------
                ROOMING AND BOARDING HOUSES--0.00%
        100     oCHARTWELL LEISURE, INC ...............          2
                                                       -----------
                SANITARY SERVICES--0.46%
     24,800     oALLIED WASTE INDUSTRIES, INC .........        578
     50,600      BROWNING FERRIS INDUSTRIES, INC ......      1,872
     12,000     oLAIDLAW ENVIRONMENTAL SERVICES, INC ..         59
     24,500      OGDEN CORP ...........................        691
     68,600     oREPUBLIC INDUSTRIES, INC .............      1,599
     43,265     oU.S.A. WASTE SERVICES, INC ...........      1,698
    101,401      WASTE MANAGEMENT, INC ................      2,789
                                                       -----------
                                                             9,286
                                                       -----------
                SAVINGS INSTITUTIONS--0.72%
      3,900      ALBANK FINANCIAL CORP ................        201
     12,700      ASTORIA FINANCIAL CORP ...............        708
      9,400      BANK UNITED CORP (CLASS A) ...........        460
        470     oCALIFORNIA FEDERAL BANK
                  (GOODWILL CERT) .....................         11
     15,910      CHARTER ONE FINANCIAL, INC ...........      1,004
      5,100      CHEMFIRST, INC .......................        144
      6,600     oCOAST SAVINGS FINANCIAL, INC .........        453
     11,100      COMMERCIAL FEDERAL CORP ..............        395
     20,200      DIME BANCORP, INC ....................        611
     13,600     oGOLDEN STATE BANCORP, INC ............        508
      9,000      GOLDEN WEST FINANCIAL CORP ...........        880
      3,700      GREAT FINANCIAL CORP .................        189

                                                            VALUE
     SHARES                                                 (000)
     ------                                              ----------

     19,100      H.F. AHMANSON & CO ................... $    1,279
     10,300      LONG ISLAND BANCORP, INC .............        511
     11,920      MAF BANCORP, INC .....................        422
      2,700      NEW YORK BANCORP, INC ................        107
     10,200     oOCWEN FINANCIAL CORP .................        259
      8,600      PEOPLES BANK OF BRIDGEPORT CO ........        327
     14,700      ROSLYN BANCORP, INC ..................        342
     29,534      SOVEREIGN BANCORP, INC ...............        613
     20,825      ST. PAUL BANCORP, INC ................        547
     21,000      TCF FINANCIAL CORP ...................        713
     11,395      WASHINGTON FEDERAL, INC ..............        358
     50,536      WASHINGTON MUTUAL, INC ...............      3,225
      7,400      WEBSTER FINANCIAL CORP ...............        492
                                                       -----------
                                                            14,759
                                                       -----------
                SAWMILLS AND PLANING MILLS--0.22%
     11,400      BOISE CASCADE CORP ...................        345
     24,800      LOUISIANA PACIFIC CORP ...............        471
      8,400      RAYONIER, INC ........................        358
     12,000      TEMPLE-INLAND, INC ...................        628
     39,000      WEYERHAEUSER CO ......................      1,913
     21,200      WILLAMETTE INDUSTRIES, INC ...........        682
                                                       -----------
                                                             4,397
                                                       -----------
                SCHOOLS AND EDUCATIONAL SERVICES,
                 NEC--0.02%
      8,325     oAPOLLO GROUP, INC (CLASS A) ..........        393
                                                       -----------
                SCREW MACHINE PRODUCTS, BOLTS,
                 ETC.--0.05%
     16,350      HUBBELL, INC (CLASS B) ...............        806
      4,500      TRIMAS CORP ..........................        155
                                                       -----------
                                                               961
                                                       -----------
                SEARCH AND NAVIGATION
                 EQUIPMENT--0.23%
        750      PRIMEX TECHNOLOGIES, INC .............         25
     26,634      RAYTHEON CO (CLASS A) ................      1,313
     49,200      RAYTHEON CO (CLASS B) ................      2,485
     28,200      SENSORMATIC ELECTRONICS CORP .........        464
      9,100     oTRACOR, INC ..........................        276
      3,400     oTRIMBLE NAVIGATION LTD ...............         74
                                                       -----------
                                                             4,637
                                                       -----------
                SECURITY AND COMMODITY
                 SERVICES--0.29%
     10,350     oAMRESCO, INC .........................        313
     10,200      FINANCIAL SECURITY ASSURANCE
                  HOLDINGS LTD ........................        492
     19,750      FRANKLIN RESOURCES, INC ..............      1,717
     11,200      FULTON FINANCIAL CORP ................        364
     10,000      PIONEER GROUP, INC ...................        281
     12,000      PRICE (T. ROWE) ASSOCIATES, INC ......        755
      2,000      SEI INVESTMENT CO ....................         84
     12,300      TRANSAMERICA CORP ....................      1,310
     27,400      UNITED ASSET MANAGEMENT CORP .........        670
                                                       -----------
                                                             5,986
                                                       -----------
                SECURITY BROKERS AND DEALERS--0.98%
     33,301      BEAR STEARNS COS, INC ................      1,582
      4,100      DONALDSON, LUFKIN, & JENRETTE, INC ...        326
     22,550      EDWARDS (A.G.), INC ..................        896
      5,700     oHAMBRECHT & QUIST GROUP ..............        208
      2,400     oINTERRA FINANCIAL, INC ...............        166
     11,066     oLEGG MASON, INC ......................        619
     27,420      LEHMAN BROTHERS HOLDINGS, INC ........      1,398
     75,000      MERRILL LYNCH & CO, INC ..............      5,470
    101,000      MORGAN STANLEY, DEAN WITTER,
                  DISCOVER ............................      5,972
     23,500      PAINE WEBBER GROUP, INC ..............        812

                       See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                              ---------

      6,225      QUICK & REILLY GROUP, INC ............ $      268
     11,800      RAYMOND JAMES FINANCIAL, CORP ........        468
     41,500      SCHWAB (CHARLES) CORP ................      1,740
                                                       -----------
                                                            19,925
                                                       -----------
                SHIP AND BOAT BUILDING
                 AND REPAIRING--0.08%
     12,500      GENERAL DYNAMICS CORP ................      1,080
      5,115     oHALTER MARINE GROUP, INC .............        148
     11,406      NEWPORT NEWS SHIPBUILDING, INC .......        290
                                                       -----------
                                                             1,518
                                                       -----------
                SHOE STORES--0.03%
      2,200      BROWN GROUP, INC .....................         29
         13     oEDISON BROTHERS STORES
                  WTS 09/26/05 ........................          0
      3,600     oJUST FOR FEET, INC ...................         47
      8,596     oPAYLESS SHOESOURCE, INC ..............        577
                                                       -----------
                                                               653
                                                       -----------
                SOAP, CLEANERS AND
                 TOILET GOODS--1.78%
      9,000      ALBERTO CULVER CO (CLASS B) ..........        289
     26,300      AVON PRODUCTS, INC ...................      1,614
      4,100      CHURCH & DWIGHT CO, INC ..............        115
     14,700      CLOROX CO ............................      1,162
     66,200      COLGATE PALMOLIVE CO .................      4,866
     28,100      DIAL CORP ............................        585
     12,100      ECOLAB, INC ..........................        671
     23,200      INTERNATIONAL FLAVORS &
                  FRAGRANCES, INC .....................      1,195
      8,700      LAUDER (ESTEE) CO (CLASS A) ..........        448
    311,200      PROCTER & GAMBLE CO ..................     24,838
      4,500     oREVLON, INC (CLASS A) ................        159
     18,000      SAFETY-KLEEN CORP ....................        494
      1,400     oUSA DETERGENTS, INC ..................         11
                                                       -----------
                                                            36,447
                                                       -----------
                SOCIAL SERVICES, NEC--0.03%
     11,248      INTEGRATED HEALTH SERVICES, INC ......        351
     12,100     oSUN HEALTHCARE GROUP, INC ............        234
                                                       -----------
                                                               585
                                                       -----------
                SPECIAL INDUSTRY MACHINERY--0.23%
     75,360     oAPPLIED MATERIALS, INC ...............      2,270
     12,114     oCOOPER CAMERON CORP ..................        739
      4,800     oETEC SYSTEMS, INC ....................        223
      9,200      FOSTER WHEELER CORP ..................        249
      1,500     oFSI INTERNATIONAL, INC ...............         18
        900     oINTEGRATED PROCESS EQUIPMENT CORP ....         14
      4,800     oIONICS, INC ..........................        188
      4,400     oKULICHE & SOFFA INDUSTRIES, INC ......         82
      5,700     oLAM RESEARCH CORP ....................        167
      7,000     oNOVELLUS SYSTEMS, INC ................        226
      6,900     oOAKLEY, INC ..........................         63
      5,600     oPHOTRONICS, INC ......................        136
      5,200     oPRESSTEK, INC ........................        134
      2,900     oPRI AUTOMATION, INC ..................         84
      3,700     oTHERMO FIBERTEK, INC .................         45
      3,700     oULTRATECH STEPPER, INC ...............         74
      3,700     oZEBRA TECHNOLOGY CORP ................        110
                                                       -----------
                                                             4,822
                                                       -----------
                STRUCTURAL CLAY PRODUCTS--0.01%
     10,100     oDAL-TILE INTERNATIONAL, INC ..........        124
                                                       -----------
                SUBDIVIDERS AND DEVELOPERS--0.01%
     13,900     oCATELLUS DEVELOPMENT CORP ............        278
                                                       -----------

                                                            VALUE
     SHARES                                                 (000)
     ------                                              ----------

                 SUGAR AND CONFECTIONERY PRODUCTS--0.17%
     21,500      HERSHEY FOODS CORP ................... $    1,332
      3,851      TOOTSIE ROLL INDUSTRIES, INC .........        241
     23,200      WRIGLEY (WM) JR CO ...................      1,846
                                                       -----------
                                                             3,419
                                                       -----------
                SURETY INSURANCE--0.14%
      8,100     oAMERIN CORP ..........................        227
      3,000      CAPITAL RE CORP ......................        186
      1,700      CAPMAC HOLDINGS, INC .................         59
      6,900      CMAC INVESTMENT CORP .................        417
      5,500      ENHANCE FINANCIAL SERVICES
                  GROUP, INC ..........................        327
     24,200      MGIC INVESTMENT CORP .................      1,609
                                                       -----------
                                                             2,825
                                                       -----------
                TELEPHONE COMMUNICATIONS--6.92%
     28,500     o360 COMMUNICATIONS CO ................        575
      3,600     oACC CORP .............................        182
    112,500     oAIRTOUCH COMMUNICATIONS, INC .........      4,676
     39,800      ALLTEL CORP ..........................      1,634
    124,900      AMERITECH CORP .......................     10,054
      5,200     oARCH COMMUNICATIONS GROUP, INC .......         27
    367,900      AT & T CORP ..........................     22,534
    176,293      BELL ATLANTIC CORP ...................     16,043
    225,700      BELLSOUTH CORP .......................     12,710
      9,800     oBRIGHTPOINT, INC .....................        136
     12,100     oBROOKS FIBER PROPERTIES, INC .........        666
        400     oCELLULAR COMMUNICATIONS
                  INTERNATIONAL, INC ..................         19
     13,300      CENTURY TELEPHONE ENTERPRISES, INC ...        663
     30,500      CINCINNATI BELL, INC .................        946
      3,066     oCOMMONWEALTH TELEPHONE
                  ENTERPRISES .........................         79
     37,300      FRONTIER CORP ........................        898
    214,600      GTE CORP .............................     11,213
      4,400     oHIGHWAYMASTER COMMUNICATIONS, INC ....         25
      7,000     oIXC COMMUNICATIONS, INC ..............        220
     19,975     oLCI INTERNATIONAL, INC ...............        614
    150,762      LUCENT TECHNOLOGIES, INC .............     12,042
    125,380      MCI COMMUNICATIONS CORP ..............      5,368
     16,600     oMOBILE TELECOMMUNICATIONS
                  TECHNOLOGIES CORP ...................        365
     51,500     oNEXTEL COMMUNICATIONS, INC (CLASS A) .      1,339
      8,466     oNTL, INC .............................        236
     10,100     oOMNIPOINT CORP .......................        235
      4,900     oPACIFIC GATEWAY EXCHANGE, INC ........        264
      3,900     oPOWERTEL, INC ........................         65
      5,300     oPREMIERE TECHNOLOGIES, INC ...........        146
      4,600     oRCN CORP .............................        158
    207,813      SBC COMMUNICATIONS, INC ..............     15,222
     17,100      SOUTHERN NEW ENGLAND
                  TELECOMMUNICATIONS CORP .............        860
     96,000      SPRINT CORP ..........................      5,628
      8,200     oTEL-SAVE HOLDINGS, INC ...............        163
     18,134      TELEPHONE & DATA SYSTEMS, INC ........        844
      7,200     oTELEPORT COMMUNICATIONS GROUP,
                  INC (CLASS A) .......................        395
      5,900     oU.S. CELLULAR CORP ...................        183
    105,300      U.S. WEST COMMUNICATIONS GROUP, INC ..      4,752
    142,700     oU.S. WEST MEDIA GROUP, INC ...........      4,120
      7,600     oVANGUARD CELLULAR SYSTEMS, INC .......         97
      7,800     oWEST TELESERVICES CORP ...............         94
      8,500     oWINSTAR COMMUNICATIONS, INC ..........        212
    154,061     oWORLDCOM, INC ........................      4,660
                                                       -----------
                                                           141,362
                                                       -----------


                       See notes to financial statements.

                                                           VALUE
     SHARES                                                (000)
     ------                                              ---------


                TIRES AND INNER TUBES--0.18%
      4,600      BANDAG, INC .......................... $      246
     19,800      COOPER TIRE & RUBBER CO ..............        483
     19,360      GOODRICH (B.F.) CO ...................        802
     34,500      GOODYEAR TIRE & RUBBER CO ............      2,195
                                                       -----------
                                                             3,726
                                                       -----------
                TITLE INSURANCE--0.02%
      1,200     oALLEGHANY CORP (DELAWARE) ............        342
      1,000      FIRST AMERICAN FINANCIAL CORP ........         74
                                                       -----------
                                                               416
                                                       -----------
                TOYS AND SPORTING GOODS--0.19%
     15,400      CALLAWAY GOLF CO .....................        440
      2,800     oGALOOB TOYS, INC .....................         29
     25,000      HASBRO, INC ..........................        788
      5,500      K2, INC ..............................        125
     63,556      MATTEL, INC ..........................      2,367
                                                       -----------
                                                             3,749
                                                       -----------
                TRUCKING & COURIER SERVICES,
                 EXCEPT AIR--0.09%
      5,200     oAMERICAN FREIGHTWAYS CORP ............         51
      3,000      ARNOLD INDUSTRIES, INC ...............         52
      5,500      CALIBER SYSTEM, INC ..................        268
     10,200      CNF TRANSPORTATION, INC ..............        391
      3,450     oCONSOLIDATED FREIGHTWAYS CORP ........         47
      3,300     oHEARTLAND EXPRESS, INC ...............         89
      6,200      HUNT (J.B.) TRANSPORT SERVICES, INC ..        116
        200     oM.S. CARRIERS, INC ...................          5
        700      ROADWAY EXPRESS, INC .................         15
      7,500     oSWIFT TRANSPORTATION CO, INC .........        243
      8,400      USFREIGHTWAYS CORP ...................        273
      8,900      WERNER ENTERPRISES, INC ..............        182
      5,300     oYELLOW CORP ..........................        133
                                                       -----------
                                                             1,865
                                                       -----------
                VARIETY STORES--0.21%
     11,000     oBJS WHOLESALE CLUB, INC ..............        345
     17,537     oCONSOLIDATED STORES CORP .............        771
      6,450     oDOLLAR TREE STORES, INC ..............        267
     13,800      FAMILY DOLLAR STORES, INC ............        405
      6,300     oHOMEBASE, INC ........................         50
    110,300     oK MART CORP ..........................      1,275
      6,900     oMAC FRUGALS BARGAINS
                  CLOSE-OUTS, INC .....................        284
     13,400     oSHOPKO STORES, INC ...................        291
     24,800     oWOOLWORTH CORP .......................        505
                                                       -----------
                                                             4,193
                                                       -----------
                VIDEO TAPE RENTAL--0.00%
      5,200     oHOLLYWOOD ENTERTAINMENT CORP .........         55
                                                       -----------
                VOCATIONAL SCHOOLS--0.02%
      9,200     oDEVRY, INC ...........................        293
      2,800     oLEARNING TREE INTERNATIONAL, INC .....         81
                                                       -----------
                                                               374
                                                       -----------
                WATER SUPPLY--0.03%
     16,300      AMERICAN WATER WORKS CO, INC .........        445
      8,200      UNITED WATER RESOURCES, INC ..........        160
                                                       -----------
                                                               605
                                                       -----------
                WATER TRANSPORTATION OF FREIGHT,
                 NEC--0.00%
      5,200     oKIRBY CORP ...........................        100
                                                       -----------

                                                            VALUE
     SHARES                                                 (000)
     ------                                              ----------

                WATER TRANSPORTATION
                 SERVICES--0.03%
     11,500      TIDEWATER, INC ....................... $      634
                                                       -----------
                WOMEN'S ACCESSORY AND
                 SPECIALTY STORES--0.07%
     13,100      CLAIRES STORES, INC ..................        255
      2,200     oGOODYS FAMILY CLOTHING, INC ..........         60
     44,592      LIMITED, INC .........................      1,137
                                                       -----------
                                                             1,452
                                                       -----------
                WOMEN'S AND MISSES'
                 OUTERWEAR--0.05%
      8,700     oJONES APPAREL GROUP, INC .............        374
     17,100      LIZ CLAIBORNE, INC ...................        715
                                                       -----------
                                                             1,089
                                                       -----------
                WOMEN'S CLOTHING STORES--0.04%
      3,700     oANN TAYLOR STORES CORP ...............         49
        600      CATO CORP (CLASS A) ..................          5
     24,800     oCHARMING SHOPPES, INC ................        116
     17,800      INTIMATE BRANDS, INC (CLASS A) .......        428
      2,900     oPETRIE STORES CORP
                  (LIQUIDATING TRUST) .................          9
      6,200      TALBOTS, INC .........................        112
                                                       -----------
                                                               719
                                                       -----------
                WOOD BUILDINGS AND
                 MOBILE HOMES--0.01%
     12,100     oCHAMPION ENTERPRISES, INC ............        249
                                                       -----------
                YARN AND THREAD MILLS--0.04%
     10,200      RUDDICK CORP .........................        178
     18,700      UNIFI, INC ...........................        726
                                                       -----------
                                                               904
                                                       -----------
                TOTAL COMMON STOCK
                  (Cost $1,546,437) ...................  2,016,162
                                                       -----------
   PRINCIPAL
   ---------

                  SHORT TERM INVESTMENTS--1.82%
                   U.S. GOVERNMENT & AGENCIES--1.82%
                    FEDERAL FARM CREDIT BANK
 $10,110,000          5.720%, 01/22/98 ................     10,075
                    FEDERAL HOME LOAN BANK (FHLB)
  14,100,000          4.750%, 01/02/98 ................     14,096
                    FEDERAL NATIONAL MORTGAGE
                     ASSOCIATION (FNMA)
   2,570,000          5.670%, 01/05/98 ................      2,568
   4,250,000        * 5.670%, 01/08/98 ................      4,245
   6,110,000        * 5.640%, 01/09/98 ................      6,101
                                                       -----------
                                                            37,085
                                                       -----------
                  TOTAL SHORT TERM INVESTMENTS
                   (Cost $37,090) .....................     37,085
                                                       -----------
                TOTAL PORTFOLIO
                  (Cost $1,583,659) ...................$ 2,053,385
                                                       ===========

----------
o Non-income producing
x In bankruptcy
* All or a portion of this security has been segregated by the custodian to cover margin of other requirements on open futures contracts, covered call options written and securities purchased on a delayed delivery basis.


                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
             STATEMENT OF INVESTMENTS--INFLATION LINKED BOND ACCOUNT
                                DECEMBER 31, 1997

                             SUMMARY BY INDUSTRY
                                    (000)



                                         VALUE       %
                                        -------   ------
BONDS
  CORPORATE BONDS
   COMMERCIAL BANKS .................   $ 2,343    2.45%
                                        -------  ------
  TOTAL CORPORATE BONDS
   (Cost $2,446) ....................     2,343    2.45
                                        -------  ------
  GOVERNMENT BONDS
   U.S. TREASURY SECURITIES .........    91,382   95.61
                                        -------  ------
  TOTAL GOVERNMENT BONDS
   (Cost $91,078) ...................    91,382   95.61
                                        -------  ------
TOTAL BONDS
  (Cost $93,524) ....................    93,725   98.06
                                        -------  ------
TOTAL PORTFOLIO
  (Cost $93,524) ....................    93,725   98.06
                                        -------  ------
    OTHER ASSETS AND LIABILITIES, NET     1,855    1.94
                                        -------  ------
NET ASSETS ..........................   $95,580  100.00%
                                        =======  ======

                                                       MOODY'S      VALUE
   PRINCIPAL                                           RATINGS      (000)
   ---------                                           -------      -----

                BONDS--98.06%
                  CORPORATE BONDS--2.45%
                   COMMERCIAL BANKS--2.45%
                    J.P. MORGAN INFLATION INDEXED
 $ 2,500,000          6.358%, 02/15/12 ..........        AA3        $ 2,343
                                                               ------------
                    TOTAL CORPORATE BONDS
                     (Cost $2,446) .........................          2,343
                                                               ------------
                  GOVERNMENT BONDS--95.61%
                   U.S. TREASURY SECURITIES--95.61%
                    U.S. TREASURY INFLATION
                     INDEXED
  47,924,794          3.625%, 07/15/02 ..........                    47,685
  44,875,252          3.375%, 01/15/07 ..........                    43,697
                                                                -----------
                                                                     91,382
                                                                -----------
                  TOTAL GOVERNMENT BONDS
                   (Cost $91,078)...........................         91,382
                                                                 ----------
                  TOTAL BONDS
                   (Cost $93,524)...........................         93,725
                                                                 ----------
                  TOTAL PORTFOLIO
                   (Cost $93,524)...........................        $93,725
                                                                 ==========



----------
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:

                                 MOODY'S RATINGS

                       AA                                        2.50%


U.S. Government obligations represent 97.50% of the long-term debt portfolio value. Moody's rating is provided by Moody's Investors Services (Unaudited).


                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND

                           Participant Voting Results
                                December 31, 1997



CREF's annual meeting was held on November 10, 1997.

The annual meeting involved the election of trustees. The four trustees elected to four-year terms at the annual meeting were:

      Joyce A. Fecske: 28,480,710,596.27 (97.9%) votes were cast in favor, and 592,205,753.84 (2.1%) votes were withheld.

      Edes P. Gilbert: 28,471,708,344.65 (97.9%) votes were cast in favor, and 601,208,005.46 (2.1%) votes were withheld.

      Stephen A. Ross: 28,548,803,399.57 (98.2%) votes were cast in favor, and 524,112,950.54 (1.8%) votes were withheld.

      Maceo K. Sloan: 28,503,276,499.51 (98.0%) votes were cast in favor, and 569,639,850.60 (2.0%) votes were withheld).

The other trustees currently in office are Robert H. Atwell, Elizabeth E. Bailey, John H. Biggs, Gary P. Brinson, Stuart Tse Kong Ho, Nancy L. Jacob, Marjorie Fine Knowles, Martin L. Leibowitz, Jay O. Light, Bevis Longstreth, Robert M. Lovell, Jr., Eugene C. Sit, David K. Storrs, and Robert W. Vishny.

One shareholder proposal was submitted to a vote of CREF participants in the Social Choice Account, recommending adoption of an additonal screen for the account.

      On this proposal, 136,860,178.52 (35.3%) votes were cast in favor, 215,479,099.19 (55.6%) votes were cast in opposition and 35,154,453.48
      (9.1%) abstained. The proposal was defeated.

One shareholder proposal was submitted to a vote of CREF participants in accounts with investments in tobacco manufacturers, asking CREF to divest its investments in those companies.

      For the Stock Account,  6,682,194,602.60 (27.2%) votes were cast in favor,
      16,572,514,580.57    (67.3%)   votes   were   cast   in   opposition   and
      1,361,033,104.75 (5.5%) abstained. The proposal was defeated.

      For the Money Market  Account,  221,387,284.06  (28.2%) votes were cast in
      favor,   520,891,890.64   (66.4%)  votes  were  cast  in  opposition   and
      42,146,814.74 (5.4%) abstained. The proposal was defeated.

      For the Bond  Market  Account,  85,787,185.95  (29.7%)  votes were cast in
      favor,   188,830,276.55   (65.3%)  votes  were  cast  in  opposition   and
      14,334,751.76 (5.0%) abstained. The proposal was defeated.

      For the Global Equities Account, 393,616,992.12 (27.7%) votes were cast in
      favor,   959,415,719.31   (67.6%)  votes  were  cast  in  opposition   and
      65,873,882.54 (4.7%) abstained. The proposal was defeated.

      For the Growth Account, 301,216,507.74 (27.8%) votes were cast in favor, 733,811,753.68 (67.8%) votes were cast in opposition and 47,323,637.81
      (4.4%) abstained. The proposal was defeated.

      For the Equity Index  Account,  130,532,515.21  (29.6%) votes were cast in
      favor,   291,004,882.41   (66.1%)  votes  were  cast  in  opposition   and
      18,844,530.38 (4.3%) abstained. The proposal was defeated.

      For the Inflation-Linked Bond Account, 882,139.87 (1.6%) votes were cast in favor, 53,616,138.81 (98.1%) votes were cast in opposition and 163,427.42 (0.3%) abstained. The proposal was defeated.

Shareholders also ratified the election of Ernst & Young LLP as the independent auditors for CREF for the fiscal year ending December 31, 1997. 28,338,862,134.56 (97.5%) votes were cast in favor, 253,277,471.08 (0.9%) votes were cast in opposition and 480,776,744.47 (1.6%) abstained.

                    |    College Retirement Equities Fund
[CREF LOGO]         |    730 Third Avenue
                    |    New York, NY 10017-3206
                    |    212/490-9000

CAR--02M-2/98

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